UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 09/30/18

Item 1.	Reports to Stockholders.

Franklin Templeton

ETF Trust

Semiannual Report

September 30, 2018

Franklin LibertyQ Emerging Markets ETF
Franklin LibertyQ Global Dividend ETF
Franklin LibertyQ Global Equity ETF
Franklin LibertyQ International Equity Hedged ETF

Franklin Templeton Investments

Why Choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit libertyshares.com for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Economic and Market Overview

The global economy expanded during the six-month period under review amid generally upbeat economic data across regions. In this environment, the MSCI All Country World Index, which measures performance of global developed and emerging market stocks, generated a +5.15% total return for the six months ended September 30, 2018.1 Global markets were aided by higher crude oil prices and encouraging corporate earnings reports.

However, at certain times during the period, global markets reflected investor concerns about tensions in the Korean peninsula and political uncertainties in the U.S. and the European Union (EU), as well as worries that strong economic growth and rising inflation in the U.S. and other countries would lead central banks to increase interest rates sooner than expected. Markets were further pressured by the Trump administration’s protectionist trade policies, U.S. trade disputes with its allies and China, and fears of tighter regulation of information technology and technology-related companies. The Turkish lira’s and Argentine peso’s rapid deterioration and accompanying fears of a contagion effect also hurt investor confidence, particularly in emerging markets. However, investors were encouraged by an overall easing of tensions in the Korean peninsula, a U.S.-EU agreement to try to reduce trade barriers and a trade deal between the U.S. and Mexico, which Canada joined at period-end.

The U.S. economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The unemployment rate declined from 4.1% in March 2018, as reported at the beginning of the six-month period, to a nearly 49-year low of 3.7% at period-end.2 Annual inflation, as measured by the Consumer Price Index, decreased from 2.4% in March 2018, as reported at the beginning of the period, to 2.3% at period-end.2 The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate in June and September 2018 and continued reducing its balance sheet as part of an ongoing plan to normalize monetary policy. In September 2018, the Fed raised its forecast for U.S. economic growth in 2018 and 2019 and projected one more rate increase in 2018.

In Europe, the U.K.’s quarterly economic growth accelerated in 2018’s second quarter amid growth in the services sector. The Bank of England raised its key policy rate once during the review period. The eurozone’s quarterly growth remained stable in 2018’s second quarter but moderated in the third quarter. The bloc’s annual inflation rate ended the period higher than in March 2018. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. In September 2018, the ECB confirmed it would further reduce its monthly bond purchases beginning in October 2018, as previously announced in June, and reiterated its plan to conclude the program at the end of 2018, while keeping interest rates unchanged through at least the summer of 2019.

In Asia, Japan’s quarterly gross domestic product (GDP) expanded in 2018’s second quarter, mainly due to growth in business spending and household consumption. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP growth accelerated in 2018’s second quarter. Russia’s annual GDP growth rate accelerated in 2018’s second quarter. The Bank of Russia kept its key rate unchanged through most of the period but raised it near period-end. China’s GDP continued to grow in 2018’s third quarter, though at the slowest annual rate since 2009. The People’s Bank of China left its benchmark interest rate unchanged during the period, but it took measures to improve financial liquidity to mitigate the negative effects of the U.S.-China trade dispute and support economic growth. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, declined during the period.

The foregoing information reflects our analysis and opinions as of September 30, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LibertyQ Emerging Markets ETF

This semiannual report for Franklin LibertyQ Emerging Markets ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Emerging Markets (EM) Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EM Index over the long term by selecting equity securities from the MSCI EM Index that have exposure to these investment-style factors.

Performance Overview

During the six-month period, the Fund had cumulative total returns of -8.75% based on market price and -6.95% based on net asset value (NAV). In comparison, the LibertyQ EM Index generated a -6.75% total return for the same period, while the MSCI EM Index (Net Returns) produced a -8.97% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Geographic Composition*
Based on Total Net Assets as of 9/30/18

*Figures are stated as a percentage of total net assets and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ EM Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ EM Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EM Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EM Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of emerging markets.

2. Source: Factset.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 25.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Oil, Gas & Consumable Fuels	16.7%
Banks	8.5%
Wireless Telecommunication Services	7.8%
Chemicals	7.2%
IT Services	5.1%
Metals & Mining	5.1%
Automobiles	4.1%
Diversified Telecommunication Services	3.9%
Semiconductors & Semiconductor Equipment	3.5%
Food & Staples Retailing	3.3%

Top 10 Countries
9/30/18
% of Total Net Assets
South Korea	13.6%
Russia	13.4%
Taiwan	13.2%
India	12.7%
China	11.6%
Thailand	6.4%
Brazil	4.8%
South Africa	4.3%
Indonesia	3.8%
Malaysia	3.6%

Top 10 Holdings
9/30/18
Company Sector/Industry, Country	% of Total Net Assets
Novatek PJSC, GDR Oil, Gas & Consumable Fuels, Russia	1.4%
Rosneft PJSC Oil, Gas & Consumable Fuels, Russia	1.4%
Wal-Mart de Mexico SAB de CV Food & Staples Retailing, Mexico	1.3%
Infosys Ltd. IT Services, India	1.2%
Tata Consultancy Services Ltd. IT Services, India	1.2%
Tatneft PAO Oil, Gas & Consumable Fuels, Russia	1.2%
HCL Technologies Ltd. IT Services, India	1.2%
Shenzhou International Group Holdings Ltd. Textiles, Apparel & Luxury Goods, China	1.2%
President Chain Store Corp. Food & Staples Retailing, Taiwan	1.1%
Alrosa PJSC Metals & Mining, Russia	1.2%

Thank you for your participation in Franklin LibertyQ Emerging Markets ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/181

	Cumulative Total Return[2]			Average Annual Total Return[2]
	Based on NAV[3]		Based on market price[4]	Based on NAV[3]		Based on market price[4]
6-Month	-6.95%	[5]	-8.75%	-6.95%	[5]	-8.75%
1-Year	-0.34%		-1.29%	-0.34%		-1.29%
Since Inception (6/1/16)	+24.67%		+23.88%	+9.92%		+9.62%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.302336

Total Annual Operating Expenses6

0.55%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund is designed for the aggressive portion of a well-diversified portfolio. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$930.50	$2.61	$1,022.36	$2.74	0.54%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ Global Dividend ETF

This semiannual report for Franklin LibertyQ Global Dividend ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed and emerging market countries with high and persistent dividend income that have favorable exposure to a quality investment-style factor, subject to a maximum 2% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) ex REITs Index over the long term by applying dividend persistence and yield screens and the quality factor selection process.

Performance Overview

For the six-month period, the Fund posted cumulative total returns of +0.98% based on market price and +1.84% based on net asset value (NAV). In comparison, the LibertyQ Global Dividend Index delivered a +1.79% total return for the same period, while the MSCI ACWI ex REITs Index (Net Returns) produced a +4.84% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Geographic Composition*
Based on Total Net Assets as of 9/30/18

*Figures are stated as a percentage of total net assets and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ Global Dividend Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI ex REITs Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI ex REITs Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding REIT securities.

2. Source: Factset.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 32.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Banks	16.5%
Pharmaceuticals	13.9%
Household Products	6.1%
Hotels, Restaurants & Leisure	5.1%
Diversified Telecommunication Services	4.9%
Insurance	4.3%
Food & Staples Retailing	4.2%
Tobacco	4.2%
Personal Products	3.9%
IT Services	3.8%

Top 10 Countries
9/30/18
% of Total Net Assets
U.S.	42.1%
Australia	9.9%
Canada	8.9%
U.K.	8.2%
Switzerland	7.0%
Sweden	3.3%
Japan	3.2%
Germany	2.7%
South Africa	2.6%
France	2.3%

Top 10 Holdings
9/30/18
Company Sector/Industry, Country	% of Total Net Assets
Eli Lilly & Co. Pharmaceuticals, U.S.	2.6%
Merck & Co. Inc. Pharmaceuticals, U.S.	2.4%
Sanofi Pharmaceuticals, France	2.3%
The Procter & Gamble Co. Household Products, U.S.	2.2%
Novartis AG Pharmaceuticals, Switzerland	2.2%
Johnson & Johnson Pharmaceuticals, U.S.	2.2%
Kimberly-Clark Corp. Household Products, U.S.	2.2%
Altria Group Inc. Tobacco, U.S.	2.2%
Roche Holding AG Pharmaceuticals, Switzerland	2.2%
Lockheed Martin Corp. Aerospace & Defense, U.S.	2.1%

Thank you for your participation in Franklin LibertyQ Global Dividend ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+1.84%	+0.98%	+1.84%	+0.98%
1-Year	+3.45%	+2.75%	+3.45%	+2.75%
Since Inception (6/1/16)	+19.54%	+19.23%	+7.96%	+7.83%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.539288

Total Annual Operating Expenses5

0.45%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available income for the Fund. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,018.40	$2.28	$1,022.81	$2.28	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

12	Semiannual Report	libertyshares.com

Franklin LibertyQ Global Equity ETF

This semiannual report for Franklin LibertyQ Global Equity ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed and emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) over the long term by selecting equity securities from the MSCI ACWI that have exposure to these investment-style factors.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +5.17% based on market price and +4.86% based on net asset value (NAV). In comparison, the LibertyQ Global Equity Index delivered a +4.89% total return for the same period, while the MSCI ACWI (Net Returns) produced a +4.83% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Geographic Composition*
Based on Total Net Assets as of 9/30/18

*Figures are stated as a percentage of total net assets and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ Global Equity Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets.

2. Source: Factset.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 36.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Pharmaceuticals	8.2%
Semiconductors & Semiconductor Equipment	5.9%
Specialty Retail	5.2%
IT Services	4.8%
Biotechnology	4.5%
Banks	4.4%
Diversified Telecommunication Services	4.2%
Aerospace & Defense	3.4%
Food & Staples Retailing	3.1%
Tobacco	3.0%

Top 10 Countries
9/30/18
% of Total Net Assets
U.S.	56.6%
U.K.	7.6%
Japan	5.2%
Australia	4.0%
China	3.3%
South Korea	2.7%
Taiwan	2.4%
Canada	2.2%
Russia	1.8%
Switzerland	1.5%

Top 10 Holdings
9/30/18
Company Sector/Industry, Country	% of Total Net Assets
iShares MSCI India ETF Diversified Financial Services, India	1.2%
Pfizer Inc. Pharmaceuticals, U.S.	1.2%
Apple Inc. Technology Hardware, Storage & Peripherals, U.S.	1.2%
Mastercard Inc. IT Services, U.S.	1.2%
Microsoft Corp. Software, U.S.	1.1%
Gilead Sciences Inc. Biotechnology, U.S.	1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	1.1%
PepsiCo Inc. Beverages, U.S.	1.1%
The Procter & Gamble Co. Household Products, U.S.	1.1%
Walmart Inc. Food & Staples Retailing, U.S.	1.1%

Thank you for your participation in Franklin LibertyQ Global Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/181

	Cumulative Total Return[2]			Average Annual Total Return[2]
	Based on NAV[3]		Based on market price[4]	Based on NAV[3]		Based on market price[4]
6-Month	+4.86%	[5]	+5.17%	+4.86%	[5]	+5.17%
1-Year	+9.83%		+9.46%	+9.83%		+9.46%
Since Inception (6/1/16)	+31.24%		+31.26%	+12.37%		+12.37%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.320456

Total Annual Operating Expenses6

0.35%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,048.60	$1.75	$1,023.36	$1.72	0.34%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	17

Franklin LibertyQ International Equity Hedged ETF

This semiannual report for Franklin LibertyQ International Equity Hedged ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed market countries in Europe, Australasia and the Far East that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 2% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EAFE Index over the long term by selecting equity securities from the MSCI EAFE Index that have exposure to these investment-style factors. The Underlying Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the Underlying Index. In order to replicate the hedge impact incorporated in the calculation of the Underlying Index, the Fund intends to enter into monthly foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies of the Underlying Index.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Geographic Composition*
Based on Total Net Assets as of 9/30/18

*Figures are stated as a percentage of total net assets and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +5.99% based on market price and +6.72% based on net asset value (NAV). In comparison, LibertyQ International Equity Hedged Index had a +6.97% total return for the same period, while the MSCI EAFE 100% Hedged to USD Index (Net Returns) produced a +6.97% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 21.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

1. The LibertyQ International Equity Hedged Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EAFE Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

2. Source: Factset.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 50.

18	Semiannual Report	libertyshares.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Pharmaceuticals	10.2%
Banks	8.6%
Insurance	5.6%
Personal Products	5.2%
Metals & Mining	5.1%
Diversified Telecommunication Services	5.0%
Automobiles	5.0%
Hotels, Restaurants & Leisure	3.4%
Wireless Telecommunication Services	3.1%
Food & Staples Retailing	3.0%

Top 10 Countries
9/30/18
% of Total Net Assets
U.K.	24.5%
Japan	21.9%
Australia	17.5%
Switzerland	6.5%
Hong Kong	5.4%
Singapore	3.4%
Denmark	3.3%
Spain	2.9%
Germany	2.2%
Sweden	1.9%

Top 10 Holdings
9/30/18
Company Sector/Industry, Country	% of Total Net Assets
Roche Holding AG Pharmaceuticals, Switzerland	2.2%
AstraZeneca PLC Pharmaceuticals, U.K.	2.2%
CSL Ltd. Biotechnology, Australia	2.1%
GlaxoSmithKline PLC Pharmaceuticals, U.K.	2.0%
Unilever NV Personal Products, U.K.	2.0%
Unilever PLC Personal Products, U.K.	2.0%
Novo Nordisk AS Pharmaceuticals, Denmark	2.0%
Commonwealth Bank of Australia Banks, Australia	2.0%
Westpac Banking Corp. Banks, Australia	1.8%
Toyota Motor Corp. Automobiles, Japan	1.8%

libertyshares.com	Semiannual Report	19

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Thank you for your participation in Franklin LibertyQ International Equity Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

20	Semiannual Report	libertyshares.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/181

	Cumulative Total Return[2]			Average Annual Total Return[2]
	Based on NAV[3]		Based on market price[4]	Based on NAV[3]		Based on market price[4]
6-Month	+6.72%	[5]	+5.99%	+6.72%	[5]	+5.99%
1-Year	+5.26%		+4.81%	+5.26%		+4.81%
Since Inception (6/1/16)	+19.44%		+19.00%	+7.92%		+7.75%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 22 for Performance Summary footnotes.

libertyshares.com	Semiannual Report	21

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.300911

Total Annual Operating Expenses6

0.40%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund will attempt to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio by investing in foreign currency forward contracts. Foreign currency forward contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager expects. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,067.20	$2.07	$1,023.06	$2.03	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	23

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Emerging Markets ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31,
		2018		2017[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$33.41	$29.29		$25.66

Income from investment operations:[b]

Net investment income[c]	0.71	0.83		0.47

Net realized and unrealized gains (losses)	(3.10)	4.15		3.25

Total from investment operations	(2.39)	4.98		3.72

Less distributions from net investment income	(0.30)	(0.86)		(0.09)

Net asset value, end of period	$30.72	$33.41		$29.29

Total return[d]	(7.08)%	17.20%		14.55%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.55%	0.69%	[f]	0.75%

Expenses net of waiver and payments by affiliates	0.54%	0.54%	[f]	0.55%

Net investment income	4.52%	2.61%		2.09%

Supplemental data

Net assets, end of period (000’s)	$301,024	$400,890		$328,086

Portfolio turnover rate[g]	31.11%	32.87%		31.66%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin LibertyQ Emerging Markets ETF

	Industry	Shares	Value

Common Stocks 97.1%
Brazil 3.5%
Ambev SA	Beverages	568,400	$2,610,323
BB Seguridade Participacoes SA	Insurance	436,100	2,631,746
Cielo SA	IT Services	632,100	1,938,933
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	147,000	868,333
Engie Brasil SA	Independent Power and Renewable Electricity Producers	102,900	914,197
IRB Brasil Resseguros SA	Insurance	34,300	570,729
M. Dias Branco SA	Food Products	44,100	434,976
Odontoprev SA	Health Care Providers & Services	176,400	565,834

			10,535,071

Chile 0.7%
Aguas Andinas SA, A	Water Utilities	1,393,266	769,021
Enel Chile SA	Electric Utilities	13,218,436	1,327,455

			2,096,476

China 11.6%
AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components	196,000	2,036,422
Agricultural Bank of China Ltd., H	Banks	5,782,000	2,837,465
Anhui Conch Cement Co. Ltd., A	Construction Materials	14,700	78,600
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	539,000	2,586,544
Bank of Communications Co. Ltd., A	Banks	78,400	66,543
Bank of Communications Co. Ltd., H	Banks	2,450,000	1,837,915
Bank of Guiyang Co. Ltd.	Banks	4,900	8,710
China CITIC Bank Corp. Ltd., A	Banks	24,500	21,578
China CITIC Bank Corp. Ltd., H	Banks	4,116,000	2,635,326
China Everbright Bank Co. Ltd., H	Banks	1,421,000	630,151
China Medical System Holdings Ltd.	Pharmaceuticals	392,000	545,050
China Minsheng Banking Corp. Ltd., H	Banks	1,813,000	1,346,155
China Mobile Ltd.	Wireless Telecommunication Services	343,000	3,381,826
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	980,000	2,239,313
China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	39,200	93,320
China Zhongwang Holdings Ltd.	Metals & Mining	450,800	220,650
Chongqing Changan Automobile Co. Ltd.	Automobiles	9,800	10,369
Chongqing Changan Automobile Co. Ltd., B	Automobiles	254,800	205,796
Dali Foods Group Co. Ltd.	Food Products	588,000	423,065
Dongfeng Motor Group Co. Ltd., H	Automobiles	1,666,000	1,716,055
Focus Media Information Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	29,400	36,362
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	9,800	112,804
Guangzhou Automobile Group Co. Ltd., H	Automobiles	1,568,000	1,737,346
Heilan Home Co. Ltd., A	Textiles, Apparel & Luxury Goods	4,900	7,328
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	4,900	18,623
Industrial Bank Co. Ltd., A	Banks	44,100	102,229
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	19,600	73,152
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	588,000	754,453
Longfor Group Holdings Ltd.	Real Estate Management & Development	759,500	1,960,651
New Hope Liuhe Co. Ltd.	Food Products	9,800	8,731
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	441,000	476,793
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	274,400	3,520,781

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	China (continued)
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	1,813,000	$370,714
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	9,800	8,346
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	2,254,000	1,376,902
a	YY Inc., ADR	Interactive Media & Services	19,306	1,446,406

				34,932,474

	Czech Republic 0.5%
	Moneta Money Bank AS	Banks	251,419	925,403
	O2 Czech Republic AS	Diversified Telecommunication Services	43,218	504,284

				1,429,687

	Egypt 0.2%
	Eastern Tobacco	Tobacco	342,265	361,747
	ElSewedy Electric Co.	Electrical Equipment	318,500	316,900

				678,647

	Hong Kong 0.3%
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	343,000	304,211
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	637,000	591,013

				895,224

	Hungary 0.7%
	MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	196,784	2,119,970

	India 12.7%
	Bajaj Auto Ltd.	Automobiles	41,846	1,551,373
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	379,897	1,960,801
	Coal India Ltd.	Oil, Gas & Consumable Fuels	440,657	1,618,498
	Dabur India Ltd.	Personal Products	265,139	1,561,427
	Eicher Motors Ltd.	Automobiles	7,203	2,403,193
	HCL Technologies Ltd.	IT Services	238,679	3,581,667
	Hero Motocorp Ltd.	Automobiles	32,291	1,306,629
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	394,891	1,369,780
	Hindustan Unilever Ltd.	Household Products	135,289	3,001,777
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	702,807	1,486,763
	Infosys Ltd.	IT Services	362,747	3,653,241
b	InterGlobe Aviation Ltd., Reg S	Airlines	31,360	357,380
	ITC Ltd.	Tobacco	756,217	3,106,133
	Marico Ltd.	Personal Products	237,356	1,090,515
	Maruti Suzuki India Ltd.	Automobiles	25,284	2,562,913
	Nestle India Ltd.	Food Products	7,546	1,009,706
	Pidilite Industries Ltd.	Chemicals	34,153	492,743
	Tata Consultancy Services Ltd.	IT Services	120,344	3,625,261
	Tech Mahindra Ltd.	IT Services	249,606	2,566,992

				38,306,792

	Indonesia 3.8%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	4,091,500	503,835
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	5,914,300	1,528,038
	Matahari Department Store Tbk PT	Multiline Retail	1,768,900	822,040
	PT Telkom Indonesia (Persero) Tbk	Diversified Telecommunication Services	13,034,000	3,183,825
	Surya Citra Media Tbk PT	Media	3,802,400	478,442
	Unilever Indonesia Tbk PT	Household Products	965,300	3,046,219
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	828,100	1,833,862

				11,396,261

	Malaysia 3.6%
	AirAsia Group Bhd.	Airlines	641,900	490,130
	Astro Malaysia Holdings Bhd.	Media	916,300	325,471

26	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Malaysia (continued)
	British American Tobacco Malaysia Bhd.	Tobacco	112,700	$863,802
	Digi.com Bhd.	Wireless Telecommunication Services	2,043,300	2,379,777
	Fraser & Neave Holdings Bhd.	Beverages	39,200	357,285
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies	671,300	1,073,820
	Nestle (Malaysia) Bhd.	Food Products	34,300	1,213,367
	Petronas Chemicals Group Bhd.	Chemicals	1,347,500	3,047,626
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	102,900	652,931
	Westports Holdings Bhd.	Transportation Infrastructure	563,500	517,410

				10,921,619

	Mexico 2.4%
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	178,654	1,954,572
	Kimberly-Clark de Mexico SAB de CV, A	Household Products	798,406	1,421,818
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	1,276,450	3,892,987

				7,269,377

	Pakistan 0.3%
	Lucky Cement Ltd.	Construction Materials	61,250	253,000
	MCB Bank Ltd.	Banks	200,900	325,520
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	338,100	416,540

				995,060

	Philippines 0.6%
	DMCI Holdings Inc.	Industrial Conglomerates	1,930,600	406,630
	Globe Telecom Inc.	Wireless Telecommunication Services	15,680	638,460
	Manila Electric Co.	Electric Utilities	103,390	650,613

				1,695,703

	Poland 0.2%
a	Jastrzebska Spolka Weglowa SA	Metals & Mining	22,785	409,204

	Qatar 1.5%
	Barwa Real Estate Co.	Real Estate Management & Development	27,489	267,077
	Doha Bank QSC	Banks	83,251	480,096
	Industries Qatar QSC	Industrial Conglomerates	80,801	2,766,960
	Qatar Electricity & Water Co. QSC	Multi-Utilities	19,306	1,015,268
	The Commercial Bank PQSC	Banks	742	8,233

				4,537,634

	Russia 12.6%
	Alrosa PJSC	Metals & Mining	2,122,729	3,461,120
	Federal Hydrogenerating Co.	Electric Utilities	57,592,689	545,721
	Gazprom PJSC	Oil, Gas & Consumable Fuels	1,317,218	3,270,366
	Inter RAO UES PJSC	Electric Utilities	21,293,440	1,335,086
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	44,002	3,373,966
	Magnitogorsk Iron & Steel Works	Metals & Mining	950,943	757,690
	MMC Norilsk Nickel PJSC	Metals & Mining	17,787	3,092,728
	Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	299,341	2,553,379
	NLMK PJSC	Metals & Mining	687,372	1,867,064
b	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	24,059	4,426,856
b	PhosAgro PJSC, GDR, Reg S	Chemicals	71,589	972,178
	Polyus Gold OJSC	Metals & Mining	8,134	512,667
	Rosneft PJSC	Oil, Gas & Consumable Fuels	564,186	4,246,790
	Severstal PJSC	Metals & Mining	160,426	2,673,071
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	3,073,035	1,286,784
	Tatneft PAO	Oil, Gas & Consumable Fuels	283,073	3,610,642

				37,986,108

libertyshares.com	Semiannual Report	27

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

	Industry	Shares	Value

Common Stocks (continued)
South Africa 4.3%
Clicks Group Ltd.	Food & Staples Retailing	70,805	$875,603
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	109,172	1,121,402
Fortress REIT Ltd., A	Equity Real Estate Investment Trusts (REITs)	562,373	673,199
Kumba Iron Ore Ltd.	Metals & Mining	33,173	752,386
Mr. Price Group Ltd.	Specialty Retail	157,143	2,534,720
RMB Holdings Ltd.	Diversified Financial Services	196,441	1,098,723
Telkom SA SOC Ltd.	Diversified Telecommunication Services	112,553	410,882
Tiger Brands Ltd.	Food Products	82,173	1,538,909
Truworths International Ltd.	Specialty Retail	264,110	1,558,391
Vodacom Group Ltd.	Wireless Telecommunication Services	273,812	2,436,615

			13,000,830

South Korea 13.2%
BNK Financial Group Inc.	Banks	124,754	967,216
Coway Co. Ltd.	Household Durables	30,625	2,396,439
DGB Financial Group Inc.	Banks	93,541	855,931
Hana Financial Group Inc.	Banks	75,068	3,014,902
Hankook Tire Co. Ltd.	Auto Components	37,534	1,695,248
Hanwha Chemical Corp.	Chemicals	41,307	718,706
Hanwha Life Insurance Co. Ltd.	Insurance	135,975	648,463
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	5,145	602,975
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	30,821	1,165,599
Industrial Bank of Korea	Banks	144,795	1,990,646
Kangwon Land Inc.	Hotels, Restaurants & Leisure	60,270	1,559,386
KB Financial Group Inc.	Banks	60,711	2,966,451
KT&G Corp.	Tobacco	34,153	3,202,084
LG Corp.	Industrial Conglomerates	37,779	2,472,622
LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	110,054	1,895,002
Lotte Chemical Corp.	Chemicals	8,722	2,185,906
S-1 Corp.	Commercial Services & Supplies	9,261	763,088
S-Oil Corp.	Oil, Gas & Consumable Fuels	19,845	2,450,994
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	59,339	2,484,829
SK Hynix Inc.	Semiconductors & Semiconductor Equipment	38,416	2,531,629
SK Telecom Co. Ltd.	Wireless Telecommunication Services	12,005	3,051,981

			39,620,097

Taiwan 13.2%
AU Optronics Corp.	Electronic Equipment, Instruments & Components	2,450,000	1,035,110
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	264,600	2,911,787
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	295,530	598,164
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	833,000	3,001,015
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	833,000	1,986,127
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	196,000	1,206,825
Formosa Chemicals & Fibre Corp.	Chemicals	784,000	3,286,674
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	686,000	3,325,189
Formosa Plastics Corp.	Chemicals	833,000	3,191,989
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	343,000	926,784
Nan Ya Plastics Corp.	Chemicals	1,078,000	2,993,954
Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	539,000	1,025,641
Nien Made Enterprise Co. Ltd.	Household Durables	98,000	767,105
Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	343,000	1,696,296
Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	98,000	779,943
President Chain Store Corp.	Food & Staples Retailing	295,470	3,469,230
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	882,000	3,163,102
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	392,000	3,370,124
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	490,000	1,091,278

			39,826,337

28	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Thailand 6.4%
	Advanced Info Service PCL	Wireless Telecommunication Services	524,300	$3,258,636
	Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	1,460,200	2,957,424
	Bumrungrad Hospital PCL	Health Care Providers & Services	186,200	1,070,909
	Central Pattana PCL	Real Estate Management & Development	725,200	1,861,212
	Delta Electronics Thailand PCL	Electronic Equipment, Instruments & Components	264,600	570,682
	Glow Energy PCL	Independent Power and Renewable Electricity Producers	245,000	666,667
	PTT Global Chemical PCL, NVDR	Chemicals	965,300	2,425,189
	PTT PCL	Oil, Gas & Consumable Fuels	1,768,900	2,967,311
	Thai Oil PCL	Oil, Gas & Consumable Fuels	592,900	1,622,500
	The Siam Cement PCL	Construction Materials	137,200	1,892,121

				19,292,651

	Turkey 2.9%
	Aselsan Elektronik Sanayi ve Ticaret AS	Aerospace & Defense	81,487	374,113
	BIM Birlesik Magazalar AS	Food & Staples Retailing	124,607	1,687,410
	Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	853,580	1,567,258
	Ford Otomotiv Sanayi AS	Automobiles	46,550	509,878
	Petkim Petrokimya Holding AS	Chemicals	400,103	356,325
	TAV Havalimanlari Holding AS	Transportation Infrastructure	105,350	548,557
	Tofas Turk Otomobil Fabrikasi AS	Automobiles	68,306	243,101
	Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	83,937	1,875,110
	Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	305,074	586,046
	Turkiye Halk Bankasi AS	Banks	267,981	298,436
	Turkiye Is Bankasi AS, C	Banks	708,197	521,071

				8,567,305

	United Arab Emirates 1.9%
	Aldar Properties PJSC	Real Estate Management & Development	1,906,345	949,786
	Dubai Islamic Bank PJSC	Banks	722,015	1,059,517
a	Emaar Development PJSC	Real Estate Management & Development	252,203	359,795
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	720,104	3,274,047

				5,643,145

	Total Common Stocks (Cost $279,861,610)			292,155,672

	Preferred Stocks 2.5%
	Brazil 1.3%
c	Itausa-Investimentos Itau SA, 5.515%, pfd.	Banks	1,107,400	2,800,701
c	Telefonica Brasil SA, 11.194%, pfd.	Diversified Telecommunication Services	127,400	1,250,537

				4,051,238

	Russia 0.8%
c	Surgutneftegas PJSC, 3.625%, pfd.	Oil, Gas & Consumable Fuels	3,193,134	1,856,058
c	Transneft PJSC, 6.910%, pfd.	Oil, Gas & Consumable Fuels	245	620,028

				2,476,086

	South Korea 0.4%
c	LG Chem Ltd., 2.966%, pfd.	Chemicals	3,822	702,896
c	Samsung Electronics Co. Ltd., 3.009%, pfd.	Technology Hardware, Storage & Peripherals	11,515	392,917

				1,095,813

libertyshares.com	Semiannual Report	29

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Emerging Markets ETF (continued)

Value
Total Preferred Stocks (Cost $7,661,552)	$7,623,137

Total Investments (Cost $287,523,162) 99.6%	299,778,809
Other Assets, less Liabilities 0.4%	1,244,856

Net Assets 100.0%	$301,023,665

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $5,756,414, representing 1.9% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Index Contracts
MSCI Emerging Markets Index	Long	22	$1,154,670	12/21/18	$22,704

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 72.

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Dividend ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31,
		2018		2017[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$28.22	$27.31		$25.43

Income from investment operations:[b]

Net investment income[c]	0.50	0.86		0.67

Net realized and unrealized gains (losses)	(—)[d]	1.03		1.79

Total from investment operations	0.50	1.89		2.46

Less distributions from net investment income	(0.54)	(0.98)		(0.58)

Net asset value, end of period	$28.18	$28.22		$27.31

Total return[e]	1.84%	6.91%		9.79%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.45%	0.75%	[g]	0.98%

Expenses net of waiver and payments by affiliates	0.45%	0.45%	[g]	0.45%

Net investment income	3.57%	3.05%		3.11%

Supplemental data

Net assets, end of period (000’s)	$16,907	$16,933		$27,306

Portfolio turnover rate[h]	14.03%	43.32%		13.38%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

d Amount rounds to less than $0.01 per share.

eTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee.

hPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin LibertyQ Global Dividend ETF

	Industry	Shares	Value

Common Stocks 97.8%
Australia 9.9%
Amcor Ltd.	Containers & Packaging	11,415	$112,988
Brambles Ltd.	Commercial Services & Supplies	17,199	135,643
Challenger Ltd.	Diversified Financial Services	5,541	44,903
Commonwealth Bank of Australia	Banks	6,345	327,838
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	549	21,117
National Australia Bank Ltd.	Banks	12,786	257,279
Telstra Corp. Ltd.	Diversified Telecommunication Services	47,406	109,419
Wesfarmers Ltd.	Food & Staples Retailing	9,867	355,893
Westpac Banking Corp.	Banks	15,513	313,498

			1,678,578

Belgium 0.2%
Proximus SADP	Diversified Telecommunication Services	1,605	38,365

Canada 8.9%
Bank of Nova Scotia	Banks	5,373	320,027
Canadian Imperial Bank of Commerce	Banks	3,711	347,472
CI Financial Corp.	Capital Markets	2,433	38,605
IGM Financial Inc.	Capital Markets	957	26,283
Royal Bank of Canada	Banks	4,290	343,638
TELUS Corp.	Diversified Telecommunication Services	1,407	51,824
The Toronto-Dominion Bank	Banks	5,709	346,665
Vermilion Energy Inc.	Oil, Gas & Consumable Fuels	765	25,189

			1,499,703

China 0.4%
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	6,000	28,793
China Vanke Co. Ltd.	Real Estate Management & Development	300	1,060
China Vanke Co. Ltd., H	Real Estate Management & Development	9,900	32,768
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	300	1,140

			63,761

Denmark 0.2%
Tryg AS	Insurance	1,500	37,358

Finland 1.6%
Elisa OYJ	Diversified Telecommunication Services	1,374	58,298
Kone OYJ, B	Machinery	3,234	172,864
Nokian Renkaat OYJ	Auto Components	1,143	46,851

			278,013

France 2.3%
Sanofi	Pharmaceuticals	4,323	384,420

Germany 2.7%
Deutsche Boerse AG	Capital Markets	1,761	236,039
Hannover Rueck SE	Insurance	513	72,515
Hugo Boss AG	Textiles, Apparel & Luxury Goods	879	67,710
ProSiebenSat.1 Media SE	Media	2,802	72,804

			449,068

Hong Kong 0.7%
Sands China Ltd.	Hotels, Restaurants & Leisure	25,200	114,166

Indonesia 0.4%
PT Telkom Indonesia (Persero) Tbk	Diversified Telecommunication Services	255,100	62,313

Japan 3.2%
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,270	163,411
Lawson Inc.	Food & Staples Retailing	400	24,370
NTT DoCoMo Inc.	Wireless Telecommunication Services	13,200	355,029

			542,810

32	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Dividend ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	Malaysia 0.1%
	Nestle (Malaysia) Bhd.	Food Products	600	$21,225

	Mexico 0.2%
	Kimberly-Clark de Mexico SAB de CV, A	Household Products	14,754	26,274

	Norway 0.6%
	Telenor ASA	Diversified Telecommunication Services	5,238	102,338

	Qatar 1.1%
	Qatar National Bank SAQ	Banks	3,729	181,253

	Singapore 1.5%
	ComfortDelGro Corp. Ltd.	Road & Rail	21,000	37,348
	SATS Ltd.	Transportation Infrastructure	6,900	26,361
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	70,200	166,453
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	1,500	19,354

				249,516

	South Africa 2.6%
	Absa Group Ltd.	Banks	4,821	51,742
	FirstRand Ltd.	Diversified Financial Services	33,573	161,018
	Mr. Price Group Ltd.	Specialty Retail	2,595	41,857
	Rand Merchant Investment Holdings Ltd.	Insurance	6,498	17,729
	RMB Holdings Ltd.	Diversified Financial Services	9,159	51,228
	Sanlam Ltd.	Insurance	14,379	80,383
	The Spar Group Ltd.	Food & Staples Retailing	1,311	17,058
	Truworths International Ltd.	Specialty Retail	4,347	25,650

				446,665

	Spain 0.4%
	Red Electrica Corp. SA	Electric Utilities	3,120	65,375

	Sweden 3.3%
	Atlas Copco AB	Machinery	4,452	118,719
a	Epiroc AB, B	Machinery	4,464	45,929
	Hennes & Mauritz AB, B	Specialty Retail	13,287	245,385
	Investor AB, B	Diversified Financial Services	3,285	151,706

				561,739

	Switzerland 7.0%
	Novartis AG	Pharmaceuticals	4,359	376,638
	Roche Holding AG	Pharmaceuticals	1,494	363,635
	SGS SA	Professional Services	39	103,169
	Zurich Insurance Group AG	Insurance	1,065	338,209

				1,181,651

	Taiwan 0.2%
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	3,000	18,472
	Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	1,000	7,958
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	7,000	15,590

				42,020

	United Kingdom 8.2%
	BAE Systems PLC	Aerospace & Defense	24,831	203,935
	BT Group PLC	Diversified Telecommunication Services	80,928	237,768
	Direct Line Insurance Group PLC	Insurance	9,108	38,470
	Legal & General Group PLC	Insurance	41,901	143,269
	Marks & Spencer Group PLC	Multiline Retail	12,936	48,718
	Smiths Group PLC	Industrial Conglomerates	2,946	57,453
	Unilever NV, IDR	Personal Products	5,940	330,925
	Unilever PLC	Personal Products	5,991	329,378

				1,389,916

libertyshares.com	Semiannual Report	33

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Dividend ETF (continued)

		Industry	Shares	Value

	Common Stocks (continued)
	United States 42.1%
	AbbVie Inc.	Biotechnology	3,165	$299,346
	Altria Group Inc.	Tobacco	6,039	364,212
	Clorox Co.	Household Products	1,788	268,933
	Darden Restaurants Inc.	Hotels, Restaurants & Leisure	1,317	146,437
	Eli Lilly & Co.	Pharmaceuticals	4,107	440,722
	Emerson Electric Co.	Electrical Equipment	4,164	318,879
	Garmin Ltd.	Household Durables	1,164	81,538
	General Mills Inc.	Food Products	4,188	179,749
	H&R Block Inc.	Diversified Consumer Services	1,758	45,268
	Hasbro Inc.	Leisure Products	1,155	121,414
	Intel Corp.	Semiconductors & Semiconductor Equipment	6,189	292,678
	International Business Machines Corp.	IT Services	2,310	349,295
	Johnson & Johnson	Pharmaceuticals	2,718	375,546
	Kimberly-Clark Corp.	Household Products	3,210	364,784
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	3,966	235,303
	Leggett & Platt Inc.	Household Durables	1,323	57,934
	Lockheed Martin Corp.	Aerospace & Defense	1,038	359,106
	LyondellBasell Industries NV, A	Chemicals	2,859	293,076
	Maxim Integrated Products Inc.	Semiconductors & Semiconductor Equipment	3,222	181,689
	McDonald’s Corp.	Hotels, Restaurants & Leisure	2,082	348,298
	Merck & Co. Inc.	Pharmaceuticals	5,736	406,912
	Paychex Inc.	IT Services	3,981	293,201
	Philip Morris International Inc.	Tobacco	4,194	341,979
	Seagate Technology PLC	Technology Hardware, Storage & Peripherals	2,820	133,527
	Sysco Corp.	Food & Staples Retailing	4,302	315,121
	Tapestry Inc.	Textiles, Apparel & Luxury Goods	2,466	123,966
	The Procter & Gamble Co.	Household Products	4,539	377,781

				7,116,694

	Total Common Stocks (Cost $15,565,123)			16,533,221

	Preferred Stocks (Cost $216,704) 1.8%
	Brazil 1.8%
b	Itau Unibanco Holding SA, 7.482%, pfd.	Banks	27,900	308,304

	Total Investments (Cost $15,781,827) 99.6%			16,841,525
	Other Assets, less Liabilities 0.4%			65,882

	Net Assets 100.0%			$16,907,407

aNon-income producing.

bVariable rate security. The rate shown represents the yield at period end.

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Index Contracts
MSCI All Country World Index	Long	1	$25,730	12/21/18	$(83)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 72.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Equity ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31,
		2018		2017[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$30.14	$27.18		$25.32

Income from investment operations:[b]

Net investment income[c]	0.46	0.74		0.56

Net realized and unrealized gains (losses)	0.97	3.01		1.92

Total from investment operations	1.43	3.75		2.48

Less distributions from net investment income	(0.32)	(0.79)		(0.62)

Net asset value, end of period	$31.25	$30.14		$27.18

Total return[d]	4.80%	13.91%		9.95%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.35%	0.90%	[f]	1.04%

Expenses net of waiver and payments by affiliates	0.34%	0.35%	[f]	0.35%

Net investment income	2.99%	2.53%		2.60%

Supplemental data

Net assets, end of period (000’s)	$18,752	$18,082		$21,744

Portfolio turnover rate[g]	20.66%	35.01%		13.84%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin LibertyQ Global Equity ETF

	Industry	Shares	Value
Common Stocks 97.8%
Australia 4.0%
Alumina Ltd.	Metals & Mining	2,661	$5,333
Amcor Ltd.	Containers & Packaging	2,262	22,390
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	1,287	26,484
Aurizon Holdings Ltd.	Road & Rail	3,507	10,429
Bendigo and Adelaide Bank Ltd.	Banks	324	2,520
BHP Billiton Ltd.	Metals & Mining	3,117	78,101
Bluescope Steel Ltd.	Metals & Mining	906	11,131
Brambles Ltd.	Commercial Services & Supplies	1,689	13,321
Cimic Group Ltd.	Construction & Engineering	177	6,578
Coca-Cola Amatil Ltd.	Beverages	1,080	7,627
Cochlear Ltd.	Health Care Equipment & Supplies	156	22,647
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	732	7,251
CSL Ltd.	Biotechnology	942	137,073
Dexus	Equity Real Estate Investment Trusts (REITs)	1,914	14,624
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	129	4,962
Fortescue Metals Group Ltd.	Metals & Mining	3,855	10,934
GPT Group	Equity Real Estate Investment Trusts (REITs)	3,606	13,593
Harvey Norman Holdings Ltd.	Multiline Retail	1,470	3,744
Medibank Private Ltd.	Insurance	6,564	13,821
National Australia Bank Ltd.	Banks	4,194	84,391
REA Group Ltd.	Interactive Media & Services	120	7,461
Rio Tinto Ltd.	Metals & Mining	687	39,150
Sonic Healthcare Ltd.	Health Care Providers & Services	705	12,707
South32 Ltd.	Metals & Mining	8,103	22,983
Telstra Corp. Ltd.	Diversified Telecommunication Services	10,488	24,208
TPG Telecom Ltd.	Diversified Telecommunication Services	588	3,633
Vicinity Centres	Equity Real Estate Investment Trusts (REITs)	5,781	10,959
Wesfarmers Ltd.	Food & Staples Retailing	2,319	83,644
Woolworths Group Ltd.	Food & Staples Retailing	2,532	51,443

			753,142

Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels	237	13,321

Belgium 0.1%
Colruyt SA	Food & Staples Retailing	144	8,154
Proximus SADP	Diversified Telecommunication Services	315	7,529

			15,683

Brazil 0.4%
Ambev SA	Beverages	9,300	42,710
Banco Santander Brasil SA	Banks	300	2,683
BB Seguridade Participacoes SA	Insurance	1,680	10,138
Cielo SA	IT Services	2,152	6,601
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	300	1,772
Engie Brasil SA	Independent Power and Renewable Electricity Producers	309	2,745
Kroton Educacional SA	Diversified Consumer Services	1,800	5,138
M. Dias Branco SA	Food Products	300	2,959
Odontoprev SA	Health Care Providers & Services	816	2,618

			77,364

Canada 2.2%
BCE Inc.	Diversified Telecommunication Services	297	12,024
Canadian Imperial Bank of Commerce	Banks	714	66,854
Canadian National Railway Co.	Road & Rail	1,347	120,778
CI Financial Corp.	Capital Markets	588	9,330
Constellation Software Inc.	Software	42	30,864
First Capital Realty Inc.	Real Estate Management & Development	216	3,259

36	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Canada (continued)
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods	414	$12,587
H&R Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs)	321	4,934
Linamar Corp.	Auto Components	93	4,282
Magna International Inc.	Auto Components	789	41,415
Metro Inc., A	Food & Staples Retailing	471	14,641
RioCan REIT	Equity Real Estate Investment Trusts (REITs)	312	5,957
Rogers Communications Inc., B	Wireless Telecommunication Services	570	29,294
Saputo Inc.	Food Products	435	12,930
Shaw Communications Inc.	Media	762	14,838
SmartCentres REIT	Equity Real Estate Investment Trusts (REITs)	138	3,257
Teck Resources Ltd., B	Metals & Mining	498	11,993
TELUS Corp.	Diversified Telecommunication Services	336	12,376
West Fraser Timber Co. Ltd.	Paper & Forest Products	60	3,412

			415,025

Chile 0.0%†
Aguas Andinas SA, A	Water Utilities	3,456	1,907
Enel Chile SA	Electric Utilities	45,534	4,573

			6,480

China 3.3%
AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components	1,500	15,585
Agricultural Bank of China Ltd., A	Banks	900	509
Agricultural Bank of China Ltd., H	Banks	51,000	25,028
Anhui Conch Cement Co. Ltd., A	Construction Materials	300	1,604
Anhui Conch Cement Co. Ltd., H	Construction Materials	1,500	9,058
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	2,000	9,598
Bank of China Ltd., A	Banks	600	324
Bank of China Ltd., H	Banks	147,000	65,376
Bank of Communications Co. Ltd., A	Banks	100	85
Bank of Communications Co. Ltd., H	Banks	15,000	11,253
China Cinda Asset Management Co. Ltd., H	Capital Markets	12,000	3,036
China CITIC Bank Corp. Ltd., H	Banks	15,000	9,604
China Conch Venture Holdings Ltd.	Machinery	1,500	5,233
China Construction Bank Corp., H	Banks	156,000	136,365
China Everbright Bank Co. Ltd., H	Banks	6,000	2,661
China Medical System Holdings Ltd.	Pharmaceuticals	3,000	4,171
China Minsheng Banking Corp. Ltd., H	Banks	10,800	8,019
China Mobile Ltd.	Wireless Telecommunication Services	12,000	118,315
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	4,500	10,283
China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	300	714
China Zhongwang Holdings Ltd.	Metals & Mining	1,200	587
Chongqing Changan Automobile Co. Ltd., B	Automobiles	900	727
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	6,000	3,282
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	6,000	12,744
Dali Foods Group Co. Ltd.	Food Products	3,000	2,158
Dongfeng Motor Group Co. Ltd., H	Automobiles	6,000	6,180
Focus Media Information Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	360	445
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	1,200	4,363
Guangdong Investment Ltd.	Water Utilities	6,000	10,658
Guangzhou Automobile Group Co. Ltd., H	Automobiles	5,600	6,205
Industrial and Commercial Bank of China Ltd., H	Banks	126,000	92,106
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	300	1,120
Longfor Group Holdings Ltd.	Real Estate Management & Development	1,500	3,872
Nexteer Automotive Group Ltd.	Auto Components	1,000	1,585
SAIC Motor Corp. Ltd.	Automobiles	300	1,451
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,200	15,397

libertyshares.com	Semiannual Report	37

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Canada (continued)
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	6,000	$1,227
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	4,500	1,984
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	12,000	7,330
	Yuzhou Properties Co.	Real Estate Management & Development	3,000	1,219
a	YY Inc., ADR	Interactive Media & Services	69	5,169

				616,630

	Colombia 0.0%†
	Ecopetrol SA	Oil, Gas & Consumable Fuels	4,752	6,449

	Czech Republic 0.0%†
	Moneta Money Bank AS	Banks	798	2,937
	O2 Czech Republic AS	Diversified Telecommunication Services	159	1,855

				4,792

	Denmark 1.3%
	Coloplast AS, B	Health Care Equipment & Supplies	285	29,155
	Novo Nordisk AS, B	Pharmaceuticals	3,759	177,050
	Novozymes AS	Chemicals	273	14,993
	Pandora AS	Textiles, Apparel & Luxury Goods	306	19,117

				240,315

	Egypt 0.0%†
	Eastern Tobacco	Tobacco	1,485	1,570
	ElSewedy Electric Co.	Electrical Equipment	1,380	1,373

				2,943

	Finland 0.3%
	Elisa OYJ	Diversified Telecommunication Services	297	12,601
	Neste Oil OYJ	Oil, Gas & Consumable Fuels	237	19,600
	Nokian Renkaat OYJ	Auto Components	213	8,731
	Orion OYJ	Pharmaceuticals	168	6,365

				47,297

	France 0.6%
	Cie Generale des Etablissements Michelin SCA	Auto Components	321	38,384
	Covivio	Equity Real Estate Investment Trusts (REITs)	45	4,691
	Hermes International	Textiles, Apparel & Luxury Goods	63	41,753
	Peugeot SA	Automobiles	795	21,450
	Societe BIC SA	Commercial Services & Supplies	30	2,748

				109,026

	Germany 0.4%
	Covestro AG	Chemicals	354	28,724
	Deutsche Lufthansa AG	Airlines	486	11,945
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	147	11,324
	ProSiebenSat.1 Media SE	Media	495	12,861
	TUI AG	Hotels, Restaurants & Leisure	798	15,328

				80,182

	Hong Kong 1.1%
	CLP Holdings Ltd.	Electric Utilities	3,000	35,138
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	3,000	19,035
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services	9,000	12,376
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	2,400	15,888
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	300	18,825
	Kerry Properties Ltd.	Real Estate Management & Development	1,500	5,090
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	1,500	4,898
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	1,500	1,330

38	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	3,000	$2,784
	Link REIT	Equity Real Estate Investment Trusts (REITs)	4,000	39,387
	NWS Holdings Ltd.	Industrial Conglomerates	3,000	5,935
	Sands China Ltd.	Hotels, Restaurants & Leisure	4,800	21,746
	Swire Properties Ltd.	Real Estate Management & Development	1,200	4,547
b	WH Group Ltd., Reg S	Food Products	12,000	8,450
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,500	4,169

				199,598

	Hungary 0.0%†
	MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	699	7,530

	India 0.3%
	Infosys Ltd., ADR	IT Services	5,400	54,918

	Indonesia 0.4%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	13,500	1,663
	Bank Rakyat Indonesia Persero Tbk PT	Banks	69,900	14,776
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	22,800	5,891
	Matahari Department Store Tbk PT	Multiline Retail	6,300	2,928
	PT Telkom Indonesia (Persero) Tbk	Diversified Telecommunication Services	105,600	25,795
	Surya Citra Media Tbk PT	Media	13,800	1,736
	Unilever Indonesia Tbk PT	Household Products	3,900	12,307
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	3,300	7,308

				72,404

	Israel 0.3%
	Bank Leumi Le-Israel BM	Banks	2,055	13,558
	Bezeq Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	5,004	5,756
a	Check Point Software Technologies Ltd.	Software	240	28,241
	Mizrahi Tefahot Bank Ltd.	Banks	255	4,469

				52,024

	Italy 0.3%
	Intesa Sanpaolo SpA	Banks	18,720	47,857
	Moncler SpA	Textiles, Apparel & Luxury Goods	231	9,954
b	Poste Italiane SpA, Reg S	Insurance	954	7,626

				65,437

	Japan 5.2%
	ABC-Mart Inc.	Specialty Retail	100	5,564
	ANA Holdings Inc.	Airlines	300	10,486
	Astellas Pharma Inc.	Pharmaceuticals	3,900	68,053
	Bandai Namco Holdings Inc.	Leisure Products	300	11,661
	Bridgestone Corp.	Auto Components	1,200	45,355
	CANON Inc.	Technology Hardware, Storage & Peripherals	1,800	57,208
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	180	23,161
	Hoya Corp.	Health Care Equipment & Supplies	600	35,656
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	300	15,874
	Iida Group Holdings Co. Ltd.	Household Durables	300	5,338
	ITOCHU Corp.	Trading Companies & Distributors	1,800	32,962
	Japan Airlines Co. Ltd.	Airlines	300	10,787
	Japan Post Bank Co. Ltd.	Banks	600	7,094
	Japan Tobacco Inc.	Tobacco	2,100	54,836
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	3,000	22,669
	Kajima Corp.	Construction & Engineering	750	10,902
	Kakaku.com Inc.	Interactive Media & Services	300	5,869
	KAO Corp.	Personal Products	480	38,769
	KDDI Corp.	Wireless Telecommunication Services	3,900	107,779

libertyshares.com	Semiannual Report	39

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Lawson Inc.	Food & Staples Retailing	100	$6,092
Marubeni Corp.	Trading Companies & Distributors	1,500	13,734
McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	100	4,393
Mebuki Financial Group Inc.	Banks	900	3,114
Mitsubishi Gas Chemical Co. Inc.	Chemicals	300	6,389
MS&AD Insurance Group Holdings Inc.	Insurance	600	20,041
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,400	63,255
Nissan Motor Co. Ltd.	Automobiles	3,900	36,516
Nitori Co. Ltd.	Specialty Retail	150	21,519
NTT DoCoMo Inc.	Wireless Telecommunication Services	3,000	80,688
Obayashi Corp.	Construction & Engineering	1,200	11,368
Oracle Corp. Japan	Software	100	8,064
Otsuka Corp.	IT Services	300	11,199
Park24 Co. Ltd.	Commercial Services & Supplies	300	9,073
Start Today Co. Ltd.	Internet & Direct Marketing Retail	400	12,114
Subaru Corp.	Automobiles	1,500	45,957
Sumitomo Rubber Industries Ltd.	Auto Components	300	4,503
Sundrug Co. Ltd.	Food & Staples Retailing	100	3,570
Taisei Corp.	Construction & Engineering	300	13,681
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	200	27,486
Tosoh Corp.	Chemicals	600	9,244

			982,023

Luxembourg 0.0%†
RTL Group SA	Media	99	7,066

Macau 0.0%†
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	2,400	5,521

Malaysia 0.4%
AirAsia Group Bhd.	Airlines	1,800	1,374
Astro Malaysia Holdings Bhd.	Media	2,100	746
British American Tobacco Malaysia Bhd.	Tobacco	600	4,599
Digi.com Bhd.	Wireless Telecommunication Services	7,500	8,735
Fraser & Neave Holdings Bhd.	Beverages	300	2,734
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	2,700	4,319
Malayan Banking Bhd.	Banks	6,000	14,194
Nestle (Malaysia) Bhd.	Food Products	100	3,538
Petronas Chemicals Group Bhd.	Chemicals	4,800	10,856
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	300	1,904
Petronas Gas Bhd.	Gas Utilities	300	1,370
Tenaga Nasional Bhd.	Electric Utilities	2,700	10,086
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	900	2,318
Westports Holdings Bhd.	Transportation Infrastructure	1,800	1,653

			68,426

Mexico 0.3%
Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs)	3,642	4,793
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	633	6,926
Kimberly-Clark de Mexico SAB de CV, A	Household Products	3,120	5,556
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	10,512	32,060

			49,335

Netherlands 0.5%
Aegon NV	Insurance	3,393	22,022
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,299	29,799
Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs)	171	34,404

			86,225

40	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	New Zealand 0.1%
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	996	$9,937
	Spark New Zealand Ltd.	Diversified Telecommunication Services	4,803	12,896

				22,833

	Norway 0.3%
	Marine Harvest ASA	Food Products	948	21,950
	Telenor ASA	Diversified Telecommunication Services	1,476	28,837

				50,787

	Pakistan 0.0%†
	Lucky Cement Ltd.	Construction Materials	150	620
	MCB Bank Ltd.	Banks	900	1,458
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	2,100	2,587
	United Bank Ltd.	Banks	900	1,116

				5,781

	Philippines 0.0%†
	DMCI Holdings Inc.	Industrial Conglomerates	6,900	1,454
	Globe Telecom Inc.	Wireless Telecommunication Services	60	2,443
	Manila Electric Co.	Electric Utilities	540	3,398

				7,295

	Poland 0.0%†
a	Jastrzebska Spolka Weglowa SA	Metals & Mining	66	1,186
a	PGE Polska Grupa Energetyczna SA	Electric Utilities	1,260	3,254
a	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	2,193	3,849

				8,289

	Portugal 0.0%†
	Jeronimo Martins SGPS SA	Food & Staples Retailing	342	5,039

	Qatar 0.1%
	Barwa Real Estate Co.	Real Estate Management & Development	57	554
	Doha Bank QSC	Banks	339	1,955
	Industries Qatar QSC	Industrial Conglomerates	294	10,068
	Qatar Electricity & Water Co. QSC	Multi-Utilities	69	3,628
	The Commercial Bank PQSC	Banks	2	26

				16,231

	Russia 1.7%
	Alrosa PJSC	Metals & Mining	7,770	12,669
	Federal Hydrogenerating Co.	Electric Utilities	112,488	1,066
	Gazprom PJSC	Oil, Gas & Consumable Fuels	24,585	61,039
	Inter RAO UES PJSC	Electric Utilities	63,657	3,991
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	1,071	82,122
	Magnitogorsk Iron & Steel Works	Metals & Mining	3,369	2,684
	MMC Norilsk Nickel PJSC	Metals & Mining	138	23,995
	Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	1,242	10,594
	NLMK PJSC	Metals & Mining	2,580	7,008
b	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	150	27,600
b	PhosAgro PJSC, GDR, Reg S	Chemicals	150	2,037
	Polyus Gold OJSC	Metals & Mining	27	1,702
	Rosneft PJSC	Oil, Gas & Consumable Fuels	2,334	17,569
	Severstal PJSC	Metals & Mining	594	9,898
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	14,640	6,130
	Tatneft PAO	Oil, Gas & Consumable Fuels	3,651	46,569

				316,673

libertyshares.com	Semiannual Report	41

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Singapore 0.9%
CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs)	5,700	$9,261
ComfortDelGro Corp. Ltd.	Road & Rail	4,500	8,003
DBS Group Holdings Ltd.	Banks	2,400	45,827
SATS Ltd.	Transportation Infrastructure	1,500	5,731
Singapore Exchange Ltd.	Capital Markets	2,100	11,327
Singapore Technologies Engineering Ltd.	Aerospace & Defense	3,000	7,817
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	15,900	37,703
United Overseas Bank Ltd.	Banks	1,800	35,675
Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	300	3,871
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	3,900	3,539

			168,754

South Africa 0.3%
Clicks Group Ltd.	Food & Staples Retailing	261	3,228
Coronation Fund Managers Ltd.	Capital Markets	219	834
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	381	3,914
Fortress REIT Ltd., A	Equity Real Estate Investment Trusts (REITs)	1,533	1,835
Kumba Iron Ore Ltd.	Metals & Mining	123	2,790
Mr. Price Group Ltd.	Specialty Retail	585	9,436
Resilient REIT Ltd.	Equity Real Estate Investment Trusts (REITs)	210	863
RMB Holdings Ltd.	Diversified Financial Services	582	3,255
Telkom SA SOC Ltd.	Diversified Telecommunication Services	342	1,248
Tiger Brands Ltd.	Food Products	297	5,562
Truworths International Ltd.	Specialty Retail	948	5,594
Vodacom Group Ltd.	Wireless Telecommunication Services	1,272	11,319

			49,878

South Korea 2.5%
BNK Financial Group Inc.	Banks	360	2,791
Coway Co. Ltd.	Household Durables	111	8,686
DB Insurance Co. Ltd.	Insurance	81	5,316
DGB Financial Group Inc.	Banks	318	2,910
Hana Financial Group Inc.	Banks	525	21,085
Hankook Tire Co. Ltd.	Auto Components	141	6,368
Hanon Systems	Auto Components	366	4,174
Hanwha Chemical Corp.	Chemicals	117	2,036
Hanwha Life Insurance Co. Ltd.	Insurance	396	1,889
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	21	2,461
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	114	4,311
Hyundai Mobis Co. Ltd.	Auto Components	126	25,899
Industrial Bank of Korea	Banks	525	7,218
Kangwon Land Inc.	Hotels, Restaurants & Leisure	225	5,822
KB Financial Group Inc.	Banks	684	33,421
Kia Motors Corp.	Automobiles	522	16,518
Korea Zinc Co. Ltd.	Metals & Mining	9	3,538
KT&G Corp.	Tobacco	255	23,908
LG Corp.	Industrial Conglomerates	141	9,228
LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	462	7,955
Lotte Chemical Corp.	Chemicals	33	8,270
S-1 Corp.	Commercial Services & Supplies	39	3,214
S-Oil Corp.	Oil, Gas & Consumable Fuels	84	10,375
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,432	143,715
SK Hynix Inc.	Semiconductors & Semiconductor Equipment	1,521	100,234
SK Telecom Co. Ltd.	Wireless Telecommunication Services	45	11,440

			472,782

Spain 0.9%
Amadeus IT Group SA, A	IT Services	819	76,120

42	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Spain (continued)
	Banco de Sabadell SA	Banks	4,440	$6,905
	Enagas SA	Oil, Gas & Consumable Fuels	189	5,104
	Endesa SA	Electric Utilities	726	15,693
	Industria de Diseno Textil SA	Specialty Retail	1,986	60,229

				164,051

	Sweden 0.5%
	Boliden AB	Metals & Mining	276	7,694
	Electrolux AB, B	Household Durables	366	8,066
	Hennes & Mauritz AB, B	Specialty Retail	2,106	38,894
	Swedish Match AB	Tobacco	378	19,339
	Telia Co. AB	Diversified Telecommunication Services	2,598	11,925

				85,918

	Switzerland 1.5%
	EMS-Chemie Holding AG	Chemicals	21	12,577
	Partners Group Holding AG	Capital Markets	42	33,473
	Roche Holding AG	Pharmaceuticals	810	197,151
a	Swiss Life Holding AG	Insurance	57	21,708
	Swisscom AG	Diversified Telecommunication Services	48	21,887

				286,796

	Taiwan 2.4%
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	1,000	8,646
	AU Optronics Corp.	Electronic Equipment, Instruments & Components	9,000	3,802
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	1,200	13,205
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,015	6,102
	China Development Financial Holding Corp.	Banks	12,000	4,480
	China Life Insurance Co. Ltd.	Insurance	3,180	3,197
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	9,000	32,424
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	3,000	7,153
	First Financial Holding Co. Ltd.	Banks	15,210	10,362
	Formosa Chemicals & Fibre Corp.	Chemicals	3,000	12,577
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	3,000	14,542
	Formosa Plastics Corp.	Chemicals	3,000	11,496
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	180	21,429
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	6,049	7,608
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	1,000	2,702
	Nan Ya Plastics Corp.	Chemicals	6,000	16,664
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	3,000	5,709
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	2,000	9,891
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	3,000	8,185
	President Chain Store Corp.	Food & Staples Retailing	1,330	15,616
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	3,000	10,759
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	24,000	206,334
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	3,000	6,681
	WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	3,724
	Yageo Corp.	Electronic Equipment, Instruments & Components	359	5,397

				448,685

	Thailand 0.5%
	Advanced Info Service PCL	Wireless Telecommunication Services	2,700	16,781
	Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	6,300	12,760
	Bumrungrad Hospital PCL	Health Care Providers & Services	600	3,451
	Central Pattana PCL	Real Estate Management & Development	2,700	6,929
	Delta Electronics Thailand PCL	Electronic Equipment, Instruments & Components	1,200	2,588
	Glow Energy PCL	Independent Power and Renewable Electricity Producers	300	816

libertyshares.com	Semiannual Report	43

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Thailand (continued)
	Home Product Center PCL, NVDR	Specialty Retail	6,000	$2,931
	PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	1,200	5,751
	PTT Global Chemical PCL, NVDR	Chemicals	3,600	9,045
	PTT PCL	Oil, Gas & Consumable Fuels	11,100	18,620
	Thai Oil PCL	Oil, Gas & Consumable Fuels	1,800	4,926
	The Siam Cement PCL	Construction Materials	600	8,275

				92,873

	Turkey 0.2%
	Aselsan Elektronik Sanayi ve Ticaret AS	Aerospace & Defense	282	1,295
	BIM Birlesik Magazalar AS	Food & Staples Retailing	456	6,175
	Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	3,093	5,679
	Ford Otomotiv Sanayi AS	Automobiles	213	2,333
	Petkim Petrokimya Holding AS	Chemicals	1,548	1,379
	TAV Havalimanlari Holding AS	Transportation Infrastructure	423	2,202
	Tofas Turk Otomobil Fabrikasi AS	Automobiles	225	801
	Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	318	7,104
	Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	1,644	3,158
	Turkiye Halk Bankasi AS	Banks	333	371
	Turkiye Is Bankasi AS, C	Banks	2,433	1,790
	Turkiye Sise Ve Cam Fabrikalari AS	Industrial Conglomerates	306	297

				32,584

	United Arab Emirates 0.2%
	Aldar Properties PJSC	Real Estate Management & Development	8,016	3,994
	Dubai Islamic Bank PJSC	Banks	2,861	4,198
a	Emaar Development PJSC	Real Estate Management & Development	411	586
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	3,498	15,904
	First Abu Dhabi Bank PJSC	Banks	2,400	9,344

				34,026

	United Kingdom 7.6%
	Admiral Group PLC	Insurance	495	13,427
	Anglo American PLC	Metals & Mining	1,005	22,581
	AstraZeneca PLC	Pharmaceuticals	2,283	177,527
	BAE Systems PLC	Aerospace & Defense	5,778	47,454
	Barratt Developments PLC	Household Durables	2,199	16,259
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs)	1,275	10,255
	BT Group PLC	Diversified Telecommunication Services	18,495	54,339
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	903	23,728
	Compass Group PLC	Hotels, Restaurants & Leisure	2,688	59,800
	Croda International PLC	Chemicals	225	15,263
	Direct Line Insurance Group PLC	Insurance	2,820	11,911
	GlaxoSmithKline PLC	Pharmaceuticals	9,024	180,847
	Hammerson PLC	Equity Real Estate Investment Trusts (REITs)	726	4,324
	Hargreaves Lansdown PLC	Capital Markets	591	17,225
	Imperial Brands PLC	Tobacco	1,833	63,846
	International Consolidated Airlines Group SA	Airlines	1,335	11,478
	Intertek Group PLC	Professional Services	288	18,748
	ITV PLC	Media	9,600	19,761
	Kingfisher PLC	Specialty Retail	2,808	9,447
	Marks & Spencer Group PLC	Multiline Retail	3,489	13,140
	Mondi PLC	Paper & Forest Products	585	16,051
	Next PLC	Multiline Retail	396	28,371
	Persimmon PLC	Household Durables	852	26,276
	RELX PLC (EUR Traded)	Professional Services	1,911	40,164
	RELX PLC (GBP Traded)	Professional Services	2,205	46,467
	Rio Tinto PLC	Metals & Mining	1,944	98,361

44	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Royal Mail PLC	Air Freight & Logistics	2,163	$13,457
	SSE PLC	Electric Utilities	1,926	28,783
	Taylor Wimpey PLC	Household Durables	6,870	15,391
	The Berkeley Group Holdings PLC	Household Durables	324	15,544
	Unilever NV, IDR	Personal Products	2,826	157,440
	Unilever PLC	Personal Products	2,331	128,156
	Whitbread PLC	Hotels, Restaurants & Leisure	252	15,501

				1,421,322

	United States 56.6%
	3M Co.	Industrial Conglomerates	894	188,375
	AbbVie Inc.	Biotechnology	1,725	163,151
	Accenture PLC, A	IT Services	1,167	198,623
	AGNC Investment Corp.	Mortgage Real Estate Investment Trusts (REITs)	813	15,146
	Altria Group Inc.	Tobacco	3,300	199,023
	American Electric Power Co. Inc.	Electric Utilities	813	57,625
	Amgen Inc.	Biotechnology	945	195,889
	Annaly Capital Management Inc.	Mortgage Real Estate Investment Trusts (REITs)	2,583	26,424
	Apple Inc.	Technology Hardware, Storage & Peripherals	978	220,774
	Applied Materials Inc.	Semiconductors & Semiconductor Equipment	1,686	65,164
a	Arista Networks Inc.	Communications Equipment	48	12,761
	AT&T Inc.	Diversified Telecommunication Services	5,586	187,578
	Best Buy Co. Inc.	Specialty Retail	573	45,473
a	Biogen Inc.	Biotechnology	384	135,671
	Bristol-Myers Squibb Co.	Pharmaceuticals	1,515	94,051
	Broadridge Financial Solutions Inc.	IT Services	246	32,460
	Brown-Forman Corp., B	Beverages	390	19,715
	C.H. Robinson Worldwide Inc.	Air Freight & Logistics	285	27,907
	CA Inc.	Software	609	26,887
	Campbell Soup Co.	Food Products	402	14,725
	Carnival Corp.	Hotels, Restaurants & Leisure	642	40,940
	Cisco Systems Inc.	Communications Equipment	4,179	203,308
	Clorox Co.	Household Products	300	45,123
	Cognizant Technology Solutions Corp., A	IT Services	582	44,901
	Consolidated Edison Inc.	Multi-Utilities	510	38,857
a	Copart Inc.	Commercial Services & Supplies	207	10,667
	Cummins Inc.	Machinery	285	41,630
	CVS Health Corp.	Health Care Providers & Services	1,320	103,910
	Darden Restaurants Inc.	Hotels, Restaurants & Leisure	246	27,353
	Delta Air Lines Inc.	Airlines	336	19,431
	Dollar General Corp.	Multiline Retail	501	54,759
	Eli Lilly & Co.	Pharmaceuticals	1,779	190,905
	Estee Lauder Cos. Inc., A	Personal Products	426	61,906
	Everest Re Group Ltd.	Insurance	72	16,450
	Expeditors International of Washington Inc.	Air Freight & Logistics	339	24,927
a	Express Scripts Holding Co.	Health Care Providers & Services	771	73,253
	Extra Space Storage Inc.	Equity Real Estate Investment Trusts (REITs)	114	9,877
a	F5 Networks Inc.	Communications Equipment	153	30,511
a	Facebook Inc., A	Interactive Media & Services	999	164,296
	Fastenal Co.	Trading Companies & Distributors	588	34,116
	Ford Motor Co.	Automobiles	3,675	33,994
	Garmin Ltd.	Household Durables	240	16,812
	General Dynamics Corp.	Aerospace & Defense	438	89,667
	General Mills Inc.	Food Products	1,044	44,809
	General Motors Co.	Automobiles	2,499	84,141
	Gilead Sciences Inc.	Biotechnology	2,691	207,772
	H&R Block Inc.	Diversified Consumer Services	396	10,197
	Hanesbrands Inc.	Textiles, Apparel & Luxury Goods	318	5,861

libertyshares.com	Semiannual Report	45

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Hasbro Inc.	Leisure Products	210	$22,075
	HollyFrontier Corp.	Oil, Gas & Consumable Fuels	159	11,114
	Hormel Foods Corp.	Food Products	606	23,876
	Huntington Ingalls Industries Inc.	Aerospace & Defense	72	18,438
	Ingredion Inc.	Food Products	120	12,595
	Intel Corp.	Semiconductors & Semiconductor Equipment	3,360	158,894
	International Business Machines Corp.	IT Services	1,260	190,525
	Intuit Inc.	Software	615	139,851
a	Intuitive Surgical Inc.	Health Care Equipment & Supplies	204	117,096
	J.B. Hunt Transport Services Inc.	Road & Rail	159	18,911
	Jack Henry & Associates Inc.	IT Services	144	23,052
	Johnson & Johnson	Pharmaceuticals	1,470	203,110
	Kimberly-Clark Corp.	Household Products	768	87,276
	KLA-Tencor Corp.	Semiconductors & Semiconductor Equipment	342	34,785
	Kohl’s Corp.	Multiline Retail	363	27,062
	L Brands Inc.	Specialty Retail	228	6,908
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	777	46,099
	Lear Corp.	Auto Components	138	20,010
	Leggett & Platt Inc.	Household Durables	219	9,590
	Lennox International Inc.	Building Products	60	13,104
	Lockheed Martin Corp.	Aerospace & Defense	495	171,250
	Lowe’s Cos. Inc.	Specialty Retail	1,506	172,919
a	Lululemon Athletica Inc.	Textiles, Apparel & Luxury Goods	114	18,524
	LyondellBasell Industries NV, A	Chemicals	873	89,491
	Macy’s Inc.	Multiline Retail	627	21,776
	Marsh & McLennan Cos. Inc.	Insurance	867	71,718
	Mastercard Inc., A	IT Services	975	217,045
	Maxim Integrated Products Inc.	Semiconductors & Semiconductor Equipment	534	30,112
a	Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	402	27,561
a	Micron Technology Inc.	Semiconductors & Semiconductor Equipment	1,668	75,444
	Microsoft Corp.	Software	1,884	215,473
	MSCI Inc.	Capital Markets	177	31,402
	NIKE Inc., B	Textiles, Apparel & Luxury Goods	1,266	107,256
	Nordstrom Inc.	Multiline Retail	243	14,534
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment	552	155,123
a	NVR Inc.	Household Durables	6	14,825
a	O’Reilly Automotive Inc.	Specialty Retail	180	62,518
	Old Dominion Freight Line Inc.	Road & Rail	81	13,062
	Omnicom Group Inc.	Media	402	27,344
	Paychex Inc.	IT Services	654	48,167
	PepsiCo Inc.	Beverages	1,845	206,271
	Pfizer Inc.	Pharmaceuticals	5,109	225,154
	Philip Morris International Inc.	Tobacco	2,289	186,645
	Public Service Enterprise Group Inc.	Multi-Utilities	855	45,135
	Public Storage	Equity Real Estate Investment Trusts (REITs)	375	75,611
	Ralph Lauren Corp.	Textiles, Apparel & Luxury Goods	51	7,015
	Raytheon Co.	Aerospace & Defense	531	109,736
	Reinsurance Group of America Inc.	Insurance	90	13,010
	Robert Half International Inc.	Professional Services	267	18,791
	Rollins Inc.	Commercial Services & Supplies	165	10,014
	Ross Stores Inc.	Specialty Retail	936	92,758
	S&P Global Inc.	Capital Markets	375	73,271
	SCANA Corp.	Multi-Utilities	114	4,433
	Seagate Technology PLC	Technology Hardware, Storage & Peripherals	624	29,546
	SEI Investments Co.	Capital Markets	231	14,114
	Simon Property Group Inc.	Equity Real Estate Investment Trusts (REITs)	702	124,079
	Skyworks Solutions Inc.	Semiconductors & Semiconductor Equipment	396	35,921

46	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	Southwest Airlines Co.	Airlines	285	$17,798
	Starbucks Corp.	Hotels, Restaurants & Leisure	3,171	180,240
	Sysco Corp.	Food & Staples Retailing	930	68,123
	Tapestry Inc.	Textiles, Apparel & Luxury Goods	564	28,352
	Target Corp.	Multiline Retail	1,053	92,885
	Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	1,659	177,994
	The Boeing Co.	Aerospace & Defense	498	185,206
	The Gap Inc.	Specialty Retail	546	15,752
	The Hershey Co.	Food Products	327	33,354
	The Home Depot Inc.	Specialty Retail	960	198,864
	The Kroger Co.	Food & Staples Retailing	1,569	45,674
	The Procter & Gamble Co.	Household Products	2,463	204,996
	The Progressive Corp.	Insurance	588	41,772
	The TJX Cos. Inc.	Specialty Retail	1,497	167,694
	The Walt Disney Co.	Media	1,398	163,482
	Tractor Supply Co.	Specialty Retail	225	20,448
	Tyson Foods Inc.	Food Products	531	31,610
a	Ulta Beauty Inc.	Specialty Retail	111	31,315
	Union Pacific Corp.	Road & Rail	1,242	202,235
	United Parcel Service Inc., B	Air Freight & Logistics	1,263	147,455
a	United Therapeutics Corp.	Biotechnology	93	11,893
	UnitedHealth Group Inc.	Health Care Providers & Services	732	194,741
	Valero Energy Corp.	Oil, Gas & Consumable Fuels	864	98,280
	VEREIT Inc.	Equity Real Estate Investment Trusts (REITs)	1,548	11,238
	Verizon Communications Inc.	Diversified Telecommunication Services	3,741	199,732
	VF Corp.	Textiles, Apparel & Luxury Goods	663	61,957
	Viacom Inc., B	Media	360	12,154
	W.W. Grainger Inc.	Trading Companies & Distributors	99	35,384
	Walmart Inc.	Food & Staples Retailing	2,178	204,536
	WEC Energy Group Inc.	Multi-Utilities	510	34,048

				10,618,426

	Total Common Stocks (Cost $16,244,956)			18,348,179

	Management Investment Companies (Cost $216,885) 1.2%
	India 1.2%
	iShares MSCI India ETF	Diversified Financial Services	7,052	228,978

	Preferred Stocks 0.5%
	Brazil 0.1%
c	Itausa-Investimentos Itau SA, 5.515%, pfd.	Banks	8,430	21,320
c	Telefonica Brasil SA, 11.194%, pfd.	Diversified Telecommunication Services	600	5,890

				27,210

	Germany 0.1%
c	Bayerische Motoren Werke AG, 5.938%, pfd.	Automobiles	60	4,718
c	Porsche Automobil Holding SE, 3.034%, pfd.	Automobiles	144	9,701
c	Schaeffler AG, 4.995%, pfd.	Auto Components	276	3,529

				17,948

	Russia 0.1%
c	Surgutneftegas PJSC, 3.625%, pfd.	Oil, Gas & Consumable Fuels	16,221	9,429
c	Transneft PJSC, 6.910%, pfd.	Oil, Gas & Consumable Fuels	1	2,531

				11,960

libertyshares.com	Semiannual Report	47

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value

	Preferred Stocks (continued)
	South Korea 0.2%
c	Hyundai Motor Co., 5.172%, pfd.	Automobiles	51	$3,600
c	LG Chem Ltd., 2.966%, pfd.	Chemicals	6	1,103
c	LG Household & Health Care Ltd., 1.126%, pfd.	Personal Products	6	4,349
c	Samsung Electronics Co. Ltd., 3.009%, pfd.	Technology Hardware, Storage & Peripherals	663	22,623

				31,675

	Total Preferred Stocks (Cost $79,502)			88,793

	Total Investments (Cost $16,541,343) 99.5%			18,665,950
	Other Assets, less Liabilities 0.5%			85,676

	Net Assets 100.0%			$18,751,626

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $45,713, representing 0.2% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contract
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI All Country World Index	Long	3	$77,190	12/21/18	$690

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 72.

48	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ International Equity Hedged ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31,
		2018		2017[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.25	$24.70		$25.45

Income from investment operations:[b]

Net investment income[c]	0.49	0.77		0.52

Net realized and unrealized gains (losses)	1.10	0.10		1.45

Total from investment operations	1.59	0.87		1.97

Less distributions from net investment income and net foreign currency gains	(0.30)	(1.32)		(2.72)

Net asset value, end of period	$25.54	$24.25		$24.70

Total return[d]	6.56%	3.47%		8.30%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.40%	1.42%	[f]	1.25%

Expenses net of waiver and payments by affiliates	0.40%	0.40%	[f]	0.40%

Net investment income	3.87%	3.07%		2.47%

Supplemental data

Net assets, end of period (000’s)	$ 5,107	$ 9,702		$ 9,880

Portfolio turnover rate[g]	19.93%	32.55%		19.09%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	49

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin LibertyQ International Equity Hedged ETF

	Industry	Shares	Value
Common Stocks 98.4%
Australia 17.5%
AGL Energy Ltd.	Multi-Utilities	914	$12,896
Alumina Ltd.	Metals & Mining	1,894	3,796
Amcor Ltd.	Containers & Packaging	1,898	18,787
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	1,060	21,812
Aurizon Holdings Ltd.	Road & Rail	2,920	8,683
Australian Stock Exchange Ltd.	Capital Markets	254	11,699
Bendigo and Adelaide Bank Ltd.	Banks	334	2,598
BHP Billiton Ltd.	Metals & Mining	2,392	59,935
Bluescope Steel Ltd.	Metals & Mining	736	9,042
Brambles Ltd.	Commercial Services & Supplies	2,622	20,679
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels	378	8,178
Challenger Ltd.	Diversified Financial Services	680	5,511
Cimic Group Ltd.	Construction & Engineering	146	5,426
Coca-Cola Amatil Ltd.	Beverages	850	6,003
Cochlear Ltd.	Health Care Equipment & Supplies	122	17,711
Commonwealth Bank of Australia	Banks	1,956	101,064
Computershare Ltd.	IT Services	526	7,593
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	542	5,369
CSL Ltd.	Biotechnology	740	107,680
Dexus	Equity Real Estate Investment Trusts (REITs)	1,632	12,470
Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	42	1,617
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	102	3,923
Fortescue Metals Group Ltd.	Metals & Mining	3,246	9,207
GPT Group	Equity Real Estate Investment Trusts (REITs)	2,834	10,683
Harvey Norman Holdings Ltd.	Multiline Retail	1,136	2,893
Insurance Australia Group Ltd.	Insurance	2,480	13,135
Medibank Private Ltd.	Insurance	5,168	10,881
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	4,734	8,255
National Australia Bank Ltd.	Banks	3,338	67,167
REA Group Ltd.	Interactive Media & Services	86	5,347
Rio Tinto Ltd.	Metals & Mining	638	36,358
Scentre Group	Equity Real Estate Investment Trusts (REITs)	3,588	10,306
Sonic Healthcare Ltd.	Health Care Providers & Services	580	10,454
South32 Ltd.	Metals & Mining	6,198	17,579
Telstra Corp. Ltd.	Diversified Telecommunication Services	9,104	21,013
TPG Telecom Ltd.	Diversified Telecommunication Services	562	3,473
Vicinity Centres	Equity Real Estate Investment Trusts (REITs)	4,646	8,807
Wesfarmers Ltd.	Food & Staples Retailing	1,874	67,593
Westpac Banking Corp.	Banks	4,680	94,577
Woolworths Group Ltd.	Food & Staples Retailing	2,036	41,366

			891,566

Austria 0.2%
OMV AG	Oil, Gas & Consumable Fuels	206	11,578

Belgium 0.2%
Colruyt SA	Food & Staples Retailing	104	5,889
Proximus SADP	Diversified Telecommunication Services	262	6,263

			12,152

Denmark 3.3%
Coloplast AS, B	Health Care Equipment & Supplies	230	23,529
Novo Nordisk AS, B	Pharmaceuticals	2,150	101,265
Novozymes AS	Chemicals	238	13,071
Orsted AS	Electric Utilities	190	12,912
Pandora AS	Textiles, Apparel & Luxury Goods	248	15,493
Tryg AS	Insurance	160	3,985

			170,255

50	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Finland 1.6%
	Elisa OYJ	Diversified Telecommunication Services		248	$10,523
	Kone OYJ, B	Machinery		514	27,475
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		186	15,382
	Nokian Renkaat OYJ	Auto Components		168	6,886
	Orion OYJ	Pharmaceuticals		178	6,744
	UPM-Kymmene OYJ	Paper & Forest Products		372	14,604

					81,614

	France 1.8%
	Cie Generale des Etablissements Michelin SCA	Auto Components		262	31,329
	Covivio	Equity Real Estate Investment Trusts (REITs	)	32	3,336
	Hermes International	Textiles, Apparel & Luxury Goods		50	33,138
	Peugeot SA	Automobiles		734	19,804
	Societe BIC SA	Commercial Services & Supplies		42	3,847

					91,454

	Germany 1.8%
	Continental AG	Auto Components		138	24,035
	Covestro AG	Chemicals		316	25,641
	Deutsche Lufthansa AG	Airlines		388	9,536
	Hugo Boss AG	Textiles, Apparel & Luxury Goods		118	9,089
	ProSiebenSat.1 Media SE	Media		426	11,069
	TUI AG	Hotels, Restaurants & Leisure		652	12,524

					91,894

	Hong Kong 5.4%
	AIA Group Ltd.	Insurance		8,400	75,037
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		400	4,074
	CK Asset Holdings Ltd.	Real Estate Management & Development		3,000	22,524
	CK Infrastructure Holdings Ltd.	Electric Utilities		1,000	7,924
	CLP Holdings Ltd.	Electric Utilities		2,000	23,425
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure		3,000	19,036
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services		8,000	11,001
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		1,800	11,916
	Hysan Development Co. Ltd.	Real Estate Management & Development		1,000	5,054
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		200	12,550
	Kerry Properties Ltd.	Real Estate Management & Development		1,000	3,393
	Link REIT	Equity Real Estate Investment Trusts (REITs)		3,000	29,540
	NWS Holdings Ltd.	Industrial Conglomerates		2,000	3,957
	PCCW Ltd.	Diversified Telecommunication Services		8,000	4,662
	Sands China Ltd.	Hotels, Restaurants & Leisure		4,000	18,122
	Sino Land Co. Ltd.	Real Estate Management & Development		4,000	6,860
	Swire Properties Ltd.	Real Estate Management & Development		2,000	7,578
a	WH Group Ltd., Reg S	Food Products		11,000	7,746
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods		1,000	2,780

					277,179

	Ireland 0.1%
b	Ryanair Holdings PLC	Airlines		206	3,139

	Israel 1.0%
	Bank Hapoalim BM	Banks		1,466	10,740
	Bank Leumi Le-Israel BM	Banks		1,576	10,398
	Bezeq Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services		4,380	5,038
b	Check Point Software Technologies Ltd.	Software		176	20,710
	Mizrahi Tefahot Bank Ltd.	Banks		198	3,470

					50,356

libertyshares.com	Semiannual Report	51

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Italy 1.6%
	Ferrari NV	Automobiles	152
				$20,938
	Intesa Sanpaolo SpA	Banks	14,670	37,503
	Luxottica Group SpA	Textiles, Apparel & Luxury Goods	116	7,885
	Moncler SpA	Textiles, Apparel & Luxury Goods	162	6,981
a	Poste Italiane SpA, Reg S	Insurance	772	6,171

				79,478

	Japan 21.9%
	Aisin Seiki Co. Ltd.	Auto Components	100	4,869
	ANA Holdings Inc.	Airlines	200	6,990
	Asahi Kasei Corp.	Chemicals	1,600	24,271
	Astellas Pharma Inc.	Pharmaceuticals	3,400	59,328
	Bandai Namco Holdings Inc.	Leisure Products	200	7,774
	Bridgestone Corp.	Auto Components	1,000	37,796
	CANON Inc.	Technology Hardware, Storage & Peripherals	1,400	44,495
	Daicel Corp.	Chemicals	200	2,324
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	140	18,014
	Disco Corp.	Semiconductors & Semiconductor Equipment	30	5,024
	Hoya Corp.	Health Care Equipment & Supplies	600	35,656
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	100	5,291
	Iida Group Holdings Co. Ltd.	Household Durables	200	3,559
	Isuzu Motors Ltd.	Automobiles	800	12,614
	ITOCHU Corp.	Trading Companies & Distributors	1,600	29,300
	Japan Airlines Co. Ltd.	Airlines	200	7,191
	Japan Post Bank Co. Ltd.	Banks	600	7,094
	Japan Tobacco Inc.	Tobacco	1,600	41,780
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	2,200	16,624
	Kajima Corp.	Construction & Engineering	600	8,721
	Kakaku.com Inc.	Interactive Media & Services	200	3,913
	KAO Corp.	Personal Products	700	56,538
	KDDI Corp.	Wireless Telecommunication Services	3,200	88,434
	Koito Manufacturing Co. Ltd.	Auto Components	100	6,568
	Kuraray Co. Ltd.	Chemicals	400	6,015
	Lawson Inc.	Food & Staples Retailing	100	6,092
	Marubeni Corp.	Trading Companies & Distributors	1,200	10,987
	Mebuki Financial Group Inc.	Banks	1,200	4,152
	Mitsubishi Chemical Holdings Corp.	Chemicals	1,400	13,404
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	200	4,259
	MS&AD Insurance Group Holdings Inc.	Insurance	400	13,361
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,100	49,700
	Nissan Motor Co. Ltd.	Automobiles	3,400	31,834
	Nitori Co. Ltd.	Specialty Retail	120	17,215
	NTT DoCoMo Inc.	Wireless Telecommunication Services	2,600	69,930
	Obayashi Corp.	Construction & Engineering	1,000	9,473
	Oracle Corp. Japan	Software	100	8,065
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	200	20,918
	Otsuka Corp.	IT Services	200	7,466
	Park24 Co. Ltd.	Commercial Services & Supplies	200	6,048
	Pola Orbis Holdings Inc.	Personal Products	100	3,654
	Sekisui Chemical Co. Ltd.	Household Durables	400	7,381
	Sekisui House Ltd.	Household Durables	800	12,202
	Shionogi & Co. Ltd.	Pharmaceuticals	400	26,144
	Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels	200	4,238
	Start Today Co. Ltd.	Internet & Direct Marketing Retail	400	12,114
	Subaru Corp.	Automobiles	1,200	36,766
	Sumitomo Rubber Industries Ltd.	Auto Components	200	3,002
	Sundrug Co. Ltd.	Food & Staples Retailing	100	3,570
	Suzuki Motor Corp.	Automobiles	400	22,919

52	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Taisei Corp.	Construction & Engineering	300	$13,682
	Teijin Ltd.	Chemicals	300	5,755
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	200	27,486
	Tosoh Corp.	Chemicals	400	6,163
	Toyota Motor Corp.	Automobiles	1,500	93,696
	Trend Micro Inc.	Software	200	12,872
	USS Co. Ltd.	Specialty Retail	300	5,570
	Yamaha Motor Co. Ltd.	Automobiles	200	5,608

				1,115,909

	Luxembourg 0.1%
	RTL Group SA	Media	74	5,282

	Macau 0.0%†
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	800	1,840

	Netherlands 1.3%
	Aegon NV	Insurance	2,783	18,063
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	970	22,251
b	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs)	16	3,219
	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs)	122	24,546

				68,079

	New Zealand 0.5%
b	a2 Milk Co. Ltd.	Food Products	516	3,852
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	770	7,683
	Ryman Healthcare Ltd.	Health Care Providers & Services	528	4,900
	Spark New Zealand Ltd.	Diversified Telecommunication Services	4,076	10,944

				27,379

	Norway 0.8%
	Marine Harvest ASA	Food Products	726	16,810
	Telenor ASA	Diversified Telecommunication Services	1,216	23,757

				40,567

	Portugal 0.1%
	Jeronimo Martins SGPS SA	Food & Staples Retailing	364	5,363

	Singapore 3.4%
	CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs)	3,262	4,250
	CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs)	4,000	6,499
	ComfortDelGro Corp. Ltd.	Road & Rail	3,400	6,047
	DBS Group Holdings Ltd.	Banks	2,200	42,008
	Jardine Cycle & Carriage Ltd.	Distributors	200	4,683
	Oversea-Chinese Banking Corp. Ltd.	Banks	3,000	25,118
	SATS Ltd.	Transportation Infrastructure	1,200	4,584
	Singapore Exchange Ltd.	Capital Markets	1,800	9,709
	Singapore Technologies Engineering Ltd.	Aerospace & Defense	2,200	5,732
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	13,000	30,825
	United Overseas Bank Ltd.	Banks	1,400	27,747
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	200	2,581
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	3,600	3,267

				173,050

	Spain 2.9%
	Amadeus IT Group SA, A	IT Services	688	63,945
	Banco de Sabadell SA	Banks	3,962	6,162
	Enagas SA	Oil, Gas & Consumable Fuels	168	4,537
	Endesa SA	Electric Utilities	532	11,499

libertyshares.com	Semiannual Report	53

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Spain (continued)
	Industria de Diseno Textil SA	Specialty Retail	1,664	$50,464
	Red Electrica Corp. SA	Electric Utilities	636	13,326

				149,933

	Sweden 1.9%
	Atlas Copco AB	Machinery	540	14,400
	Boliden AB	Metals & Mining	238	6,634
	Electrolux AB, B	Household Durables	324	7,141
b	Epiroc AB, B	Machinery	570	5,865
	Hennes & Mauritz AB, B	Specialty Retail	1,764	32,578
	ICA Gruppen AB	Food & Staples Retailing	102	3,234
	Swedish Match AB	Tobacco	278	14,223
	Telia Co. AB	Diversified Telecommunication Services	2,932	13,458

				97,533

	Switzerland 6.5%
	EMS-Chemie Holding AG	Chemicals	14	8,385
	Geberit AG	Building Products	52	24,233
	Kuehne + Nagel International AG	Marine	80	12,735
	Partners Group Holding AG	Capital Markets	36	28,692
	Roche Holding AG	Pharmaceuticals	464	112,936
b	Swiss Life Holding AG	Insurance	46	17,518
	Swiss Re AG	Insurance	440	40,811
	Swisscom AG	Diversified Telecommunication Services	42	19,151
	Zurich Insurance Group AG	Insurance	212	67,324

				331,785

	United Kingdom 24.5%
	3i Group PLC	Capital Markets	1,272	15,612
	Admiral Group PLC	Insurance	414	11,229
	Anglo American PLC	Metals & Mining	804	18,065
	AstraZeneca PLC	Pharmaceuticals	1,442	112,131
	BAE Systems PLC	Aerospace & Defense	4,834	39,701
	Barratt Developments PLC	Household Durables	1,912	14,137
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs)	994	7,995
	BT Group PLC	Diversified Telecommunication Services	15,952	46,867
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	740	19,445
	Centrica PLC	Multi-Utilities	6,020	12,160
	Compass Group PLC	Hotels, Restaurants & Leisure	2,406	53,527
	Croda International PLC	Chemicals	206	13,974
	Diageo PLC	Beverages	1,712	60,703
	Direct Line Insurance Group PLC	Insurance	2,236	9,444
	easyJet PLC	Airlines	236	4,044
	Experian PLC	Professional Services	1,288	33,097
	GlaxoSmithKline PLC	Pharmaceuticals	5,214	104,492
	Hammerson PLC	Equity Real Estate Investment Trusts (REITs)	558	3,323
	Hargreaves Lansdown PLC	Capital Markets	484	14,106
	Imperial Brands PLC	Tobacco	1,548	53,919
	International Consolidated Airlines Group SA	Airlines	1,044	8,976
	Intertek Group PLC	Professional Services	254	16,535
	ITV PLC	Media	7,634	15,714
	Johnson Matthey PLC	Chemicals	240	11,148
	Kingfisher PLC	Specialty Retail	3,076	10,349
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs)	896	10,322
	Marks & Spencer Group PLC	Multiline Retail	2,686	10,116
	Mondi PLC	Paper & Forest Products	550	15,090
	Next PLC	Multiline Retail	322	23,070
	Pearson PLC	Media	526	6,105

54	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Persimmon PLC	Household Durables	700	$21,589
	Randgold Resources Ltd.	Metals & Mining	120	8,528
	RELX PLC (EUR Traded)	Professional Services	1,550	32,577
	RELX PLC (GBP Traded)	Professional Services	1,814	38,227
	Rio Tinto PLC	Metals & Mining	1,776	89,861
	Royal Mail PLC	Air Freight & Logistics	1,702	10,589
	SSE PLC	Electric Utilities	1,642	24,539
	Taylor Wimpey PLC	Household Durables	6,238	13,975
	The Berkeley Group Holdings PLC	Household Durables	264	12,666
	Unilever NV, IDR	Personal Products	1,852	103,177
	Unilever PLC	Personal Products	1,868	102,700
	Whitbread PLC	Hotels, Restaurants & Leisure	240	14,763

				1,248,587

	Total Common Stocks (Cost $4,874,926)			5,025,972

	Preferred Stocks 0.4%
	Germany 0.4%
c	Bayerische Motoren Werke AG, 5.938%, pfd.	Automobiles	42	3,303
c	Fuchs Petrolub SE, 1.891%, pfd.	Chemicals	98	5,477
c	Porsche Automobil Holding SE, 3.034%, pfd.	Automobiles	108	7,276
c	Schaeffler AG, 4.995%, pfd.	Auto Components	268	3,427

	Total Preferred Stocks (Cost $20,291)			19,483

	Total Investments (Cost $4,895,217) 98.8%			5,045,455
	Other Assets, less Liabilities 1.2%			61,778

	Net Assets 100.0%			$5,107,233

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $13,917, representing 0.3% of net assets.

bNon-income producing.

cVariable rate security. The rate shown represents the yield at period end.

At September 30, 2018 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BOFA	Buy	1,271,441	$919,985	10/02/18	$—	$(33)
Australian Dollar	BOFA	Sell	1,271,441	919,177	10/02/18	—	(775)
Danish Krone	BOFA	Buy	1,127,475	175,618	10/02/18	—	(9)
Danish Krone	BOFA	Sell	1,127,475	176,337	10/02/18	727	—
Euro	BOFA	Buy	663,678	770,885	10/02/18	—	(23)
Euro	BOFA	Sell	663,678	773,669	10/02/18	2,808	—
Great British Pound	BOFA	Buy	860,169	1,121,670	10/02/18	33	—
Great British Pound	BOFA	Sell	860,169	1,119,114	10/02/18	—	(2,589)
Hong Kong Dollar	MSCO	Buy	2,025,584	258,890	10/02/18	—	(26)
Hong Kong Dollar	MSCO	Sell	2,025,584	258,211	10/02/18	—	(653)
Israeli Shekel	BOFA	Buy	110,133	30,286	10/02/18	2	—
Israeli Shekel	BOFA	Sell	110,133	30,654	10/02/18	366	—
Japanese Yen	BOFA	Buy	123,582,033	1,087,981	10/02/18	33	—
Japanese Yen	BOFA	Sell	123,582,033	1,116,500	10/02/18	28,486	—

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ International Equity Hedged ETF (continued)

Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
New Zealand Dollar	BOFA	Buy	43,400	$28,773	10/02/18	$—	$(1)
New Zealand Dollar	BOFA	Sell	43,400	28,794	10/02/18	22	—
Norwegian Krone	BOFA	Buy	326,833	40,133	10/02/18	2	—
Norwegian Krone	BOFA	Sell	326,833	39,124	10/02/18	—	(1,011)
Singapore Dollar	BOFA	Buy	231,249	169,237	10/02/18	8	—
Singapore Dollar	BOFA	Sell	231,249	168,837	10/02/18	—	(408)
Swedish Krona	BOFA	Buy	813,014	91,415	10/02/18	5	—
Swedish Krona	BOFA	Sell	813,014	89,173	10/02/18	—	(2,246)
Swiss Franc	MSCO	Buy	319,590	327,197	10/02/18	—	(17)
Swiss Franc	MSCO	Sell	319,590	331,263	10/02/18	4,083	—
Australian Dollar	BOFA	Sell	1,245,490	901,108	11/02/18	—	(245)
Danish Krone	BOFA	Sell	1,100,485	171,861	11/02/18	8	—
Euro	BOFA	Sell	629,700	733,058	11/02/18	—	(108)
Great British Pound	BOFA	Sell	881,287	1,150,596	11/02/18	—	(215)
Hong Kong Dollar	MSCO	Sell	2,012,501	257,310	11/02/18	11	—
Israeli Shekel	BOFA	Sell	111,128	30,636	11/02/18	3	—
Japanese Yen	BOFA	Sell	128,174,188	1,130,720	11/02/18	—	(249)
New Zealand Dollar	BOFA	Sell	41,974	27,832	11/02/18	—	—
Norwegian Krone	BOFA	Sell	339,545	41,746	11/02/18	—	(2)
Singapore Dollar	BOFA	Sell	234,337	171,610	11/02/18	—	(14)
Swedish Krona	BOFA	Sell	839,784	94,663	11/02/18	—	(5)
Swiss Franc	MSCO	Sell	326,767	335,445	11/02/18	—	(7)

Total Forward Exchange Contracts						$36,597	$(8,636)

Net unrealized appreciation (depreciation)							$27,961

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Note 7 regarding other derivative information.

See Abbreviations on page 72.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2018 (unaudited)

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$287,523,162	$15,781,827	$16,541,343	$4,895,217
Value – Unaffiliated issuers	$299,778,809	$16,841,525	$18,665,950	$5,045,455
Cash	197,412	5,475	33,538	1,714
Foreign currency, at value (cost $1,029,333, $4,678, $45,823 and $16,741, respectively)	1,037,780	4,663	45,620	16,682
Receivables:
Investment securities sold	6,103,937	—	25,767	—
Dividends	585,333	61,040	38,925	31,022
Deposits with brokers for:
Futures contracts	57,200	1,039	3,289	—
Unrealized appreciation on OTC forward exchange contracts	—	—	—	36,597

Total assets	307,760,471	16,913,742	18,813,089	5,131,470

Liabilities:
Payables:
Investment securities purchased	—	—	56,010	13,947
Capital shares redeemed	6,136,857	—	—	—
Management fees	135,996	6,256	5,213	1,654
Variation margin on futures contracts	7,590	79	240	—
Deferred tax	456,363	—	—	—
Unrealized depreciation on OTC forward exchange contracts	—	—	—	8,636

Total liabilities	6,736,806	6,335	61,463	24,237

Net assets, at value	$301,023,665	$16,907,407	$18,751,626	$5,107,233

Net assets consist of:
Paid-in capital	$275,619,169	$15,871,033	$15,516,069	$4,342,235
Total distributable earnings (loss)	25,404,496	1,036,374	3,235,557	764,998

Net assets, at value	$301,023,665	$16,907,407	$18,751,626	$5,107,233

Shares outstanding	9,800,000	600,000	600,000	200,000

Net asset value per share	$30.72	$28.18	$31.25	$25.54

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended September 30, 2018 (unaudited)

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$8,874,093	$338,401	$306,491	$164,043
Income from securities loaned (net of fees and rebates)	155	71	—	—

Total investment income	8,874,248	338,472	306,491	164,043

Expenses:
Management fees (Note 3a)	964,113	37,877	32,158	15,363
Other	5,022	24	11	—

Total expenses	969,135	37,901	32,169	15,363
Expenses waived/paid by affiliates (Note 3c)	(11,942)	(56)	(725)	—

Net expenses	957,193	37,845	31,444	15,363

Net investment income	7,917,055	300,627	275,047	148,680

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(5,842,167)	3,011	(142,419)	(40,337)
In-kind redemptions	15,270,416	—	1,103,795	515,523
Foreign currency transactions	(160,428)	(4,276)	(4,324)	(3,148)
Forward exchange contracts	—	—	—	512,216
Futures contracts	(138,412)	862	232	—

Net realized gain (loss)	9,129,409	(403)	957,284	984,254

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(46,619,793)	(2,044)	(397,111)	(608,442)
Translation of other assets and liabilities denominated in foreign currencies	(3,522)	(170)	(237)	(7)
Futures contracts	22,704	(83)	690	—
Forward exchange contracts	—	—	—	42,491
Change in deferred taxes on unrealized appreciation	(251,165)	—	—	—

Net change in unrealized appreciation (depreciation)	(46,851,776)	(2,297)	(396,658)	(565,958)

Net realized and unrealized gain (loss)	(37,722,367)	(2,700)	560,626	418,296

Net increase (decrease) in net assets resulting from operations	$(29,805,312)	$297,927	$835,673	$566,976

[a]Foreign taxes withheld on dividends	$1,051,585	$22,865	$17,567	$13,195

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ Emerging Markets ETF		Franklin LibertyQ Global Dividend ETF
	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$7,917,055	$10,087,219	$300,627	$636,274
Net realized gain (loss)	9,129,409	13,064,209	(403)	1,741,940
Net change in unrealized appreciation (depreciation)	(46,851,776)	37,377,161	(2,297)	(799,825)

Net increase (decrease) in net assets resulting from operations	(29,805,312)	60,528,589	297,927	1,578,389

Distributions to shareholders (Note 1f)	(3,628,032)	(10,215,291)	(323,573)	(703,577)

Capital share transactions: (Note 2)	(66,432,497)	22,490,658	—	(11,247,987)

Net increase (decrease) in net assets	(99,865,841)	72,803,956	(25,646)	(10,373,175)
Net assets:
Beginning of period	400,889,506	328,085,550	16,933,053	27,306,228

End of period (Note 1f)	$301,023,665	$400,889,506	$16,907,407	$16,933,053

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LibertyQ Global Equity ETF		Franklin LibertyQ International Equity Hedged ETF
	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$275,047	$446,902	$148,680	$304,432
Net realized gain (loss)	957,284	463,478	984,254	(483,664)
Net change in unrealized appreciation (depreciation)	(396,658)	1,333,208	(565,958)	530,205

Net increase (decrease) in net assets resulting from operations	835,673	2,243,588	566,976	350,973

Distributions to shareholders (Note 1f)	(192,274)	(476,289)	(90,273)	(529,464)

Capital share transactions: (Note 2)	26,429	(5,429,739)	(5,071,388)	—

Net increase (decrease) in net assets	669,828	(3,662,440)	(4,594,685)	(178,491)
Net assets:
Beginning of period	18,081,798	21,744,238	9,701,918	9,880,409

End of period (Note 1f)	$18,751,626	$18,081,798	$5,107,233	$9,701,918

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-five separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/ or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 7 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At September 30, 2018, the funds had no securities on loan.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by Franklin Advisers Inc., as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective with the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statements of Changes in Net Assets, therefore prior period amounts are presented below.

For the year ended March 31, 2018, distributions to shareholders were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Distributions from net investment income:	$(10,215,291)	$(703,577)	$(476,289)	$(529,464)

For the year ended March 31, 2018, undistributed net investment income and distribution in excess of net investment income included in net assets were as follows:

Fund	Undistributed Net Investment Income	Distribution in Excess of Net Investment Income
Franklin LibertyQ Emerging Markets ETF	$1,259,012	$—
Franklin LibertyQ Global Dividend ETF	66,523	—
Franklin LibertyQ Global Equity ETF	86,314	—
Franklin LibertyQ International Equity Hedged ETF	—	(335,926)

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ Emerging Markets ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	1,200,000	$37,968,655	2,400,000	$74,304,093
Shares redeemed	(3,400,000)	(104,401,152)	(1,600,000)	(51,813,435)

Net increase (decrease)	(2,200,000)	$(66,432,497)	800,000	$22,490,658

	Franklin LibertyQ Global Dividend ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	—	$—	200,000	$5,648,090
Shares redeemed	—	—	(600,000)	(16,896,077)

Net increase (decrease)	—	$—	(400,000)	$(11,247,987)

	Franklin LibertyQ Global Equity ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	200,000	$6,080,098	—	$—
Shares redeemed	(200,000)	(6,053,669)	(200,000)	(5,429,739)

Net increase (decrease)	—	$26,429	(200,000)	$(5,429,739)

	Franklin LibertyQ International Equity Hedged ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares redeemed	(200,000)	$(5,071,388)	—	$—

Net increase (decrease)	(200,000)	$(5,071,388)	—	$—

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other nonroutine or extraordinary expenses. The fees are based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ Emerging Markets ETF	0.55%
Franklin LibertyQ Global Dividend ETF	0.45%
Franklin LibertyQ Global Equity ETF	0.35%
Franklin LibertyQ International Equity Hedged ETF	0.40%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2018, the Funds held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin LibertyQ Emerging Markets ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.69%	—	8,147,475	(8,147,475)	—	$—	$—	$—	$—

Franklin LibertyQ Global Dividend ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.69%	27,000	227,699	(254,699)	—	$—	$—	$—	$—

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin LibertyQ Global Equity ETF
Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.69%	—	16,200	(16,200)	—	$—	$—	$—	$—

d. Other Affiliated Transactions

At September 30, 2018, the shares of Franklin LibertyQ Emerging Markets ETF were owned by the following entities:

Fund	Shares	Percentage of Outstanding Shares[a]
Franklin 529 Portfolios	1,915,300	19.5%
Franklin Conservative Allocation Fund	1,118,349	11.4%
Franklin Growth Allocation Fund	2,331,755	23.8%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	786,973	8.0%
Franklin Moderate Allocation Fund	2,598,040	26.5%

	8,750,417	89.2%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2018, the capital loss carryforwards were as follows:

	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Capital loss carryforwards:
Short term	$—	$—	$69,934
Long term	30,054	10,893	—

Total capital loss carryforwards	$30,054	$10,893	$69,934

For tax purposes, the Funds may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At March 31, 2018, Franklin LibertyQ International Equity Hedged ETF deferred late-year ordinary losses of $317,157.

At September 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of investments	$288,999,735	$15,818,305	$16,556,962	$4,963,969

Unrealized appreciation	$36,959,711	$1,766,813	$2,577,012	$553,126
Unrealized depreciation	(26,180,637)	(743,593)	(468,024)	(443,679)

Net unrealized appreciation (depreciation)	$10,779,074	$1,023,220	$2,108,988	$109,447

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions, foreign currency transactions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2018, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Purchases	$108,579,228	$2,343,910	$4,337,500	$1,936,623
Sales	$114,501,598	$2,341,582	$3,754,629	$1,487,440

In-kind transactions associated with creation and redemptions for the period ended September 30, 2018, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of Securities Received	$5,966,614	$—	$4,623,022	$—
Value of Securities Delivered[a]	$61,665,161	$—	$5,040,428	$4,874,548

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers recently impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At September 30, 2018, Franklin LibertyQ Emerging Markets ETF had 13.4% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information

At September 30, 2018, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin LibertyQ Emerging Markets ETF
Equity contracts	Variation margin on futures contracts	$22,704	[a]	Variation margin on futures contracts	$—
Franklin LibertyQ Global Dividend ETF
Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$83	[a]
Franklin LibertyQ Global Equity ETF
Equity contracts	Variation margin on futures contracts	$690	[a]	Variation margin on futures contracts	$—
Franklin LibertyQ International Equity Hedged ETF
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$36,597		Unrealized depreciation on OTC forward exchange contracts	$8,636

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2018, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin LibertyQ Emerging Markets ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$(138,412)	Futures contracts	$22,704

Franklin LibertyQ Global Dividend ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$862	Futures contracts	$(83)

Franklin LibertyQ Global Equity ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$232	Futures contracts	$690

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information (continued)

For the period ended September 30, the average month end contract value of futures contracts was $21,919.

Franklin LibertyQ International Equity Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$512,216	Forward exchange contracts	$42,491

For the year ended September 20, 2018, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Futures contracts	$511,563	$14,568	$21,919	$—
Foreign exchange contracts	$—	$—	$—	$22,830,579

At September 30, 2018, Funds’ OTC derivative assets and liabilities were as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities
	Assets[a]	Liabilities[a]
Franklin LibertyQ International Equity Hedged ETF
Derivatives
Forward Exchange Contracts	$36,597	$8,636

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At September 30, 2018, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
BOFA	$32,503	$(7,933)	$—	$—	$27,961
MSCO	4,094	(703)	—	—	3,391

Total	$36,597	$(8,636)	$—	$—	$27,961

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At September 30, 2018, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
BOFA	$7,933	$(7,933)	$—	$—	$—
MSCO	703	(703)	—	—	—

Total	$8,636	$(8,636)	$—	$—	$—

See note 1(c) regarding derivative financial instruments.

See Abbreviations on page 72.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin LibertyQ Emerging Markets ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$299,778,809	$—	$—	$299,778,809

Other Financial Instruments:
Futures Contracts	$22,704	$—	$—	$22,704

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin LibertyQ Global Dividend ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$16,841,525	$—	$—	$16,841,525

Liabilities:
Other Financial Instruments:
Futures Contracts	$83	$—	$—	$83

Franklin LibertyQ Global Equity ETF

Assets:
Investments in Securities:[a]
Taiwan	$444,961	$3,724	$—	$448,685
Other Equity Investments[b]	18,217,265	—	—	18,217,265

Total Investments in Securities	$18,662,226	$3,724	$—	$18,665,950

Other Financial Instruments:
Futures Contracts	$690	$—	$—	$690

Franklin LibertyQ International Equity Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,045,455	$—	$—	$5,045,455

Other Financial Instruments:
Forward Exchange Contracts	$—	$36,597	$—	$36,597

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$8,636	$—	$8,636

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks, as well as other equity interests.

10. New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

11. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty
BOFA	Bank of America Corp.
MSCO	Morgan Stanley

Selected Portfolio
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

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Tax Information (unaudited)

At March 31, 2018, more than 50% of Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, and Franklin LibertyQ International Equity Hedged ETF total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. As shown in the table below, the Funds hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 21, 2018, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds to shareholders of record.

Fund	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share
Franklin LibertyQ Emerging Markets ETF	$0.1299	$0.9605	$0.7171
Franklin LibertyQ Global Dividend ETF	$0.0613	$0.8101	$0.8043
Franklin LibertyQ International Equity Hedged ETF	$0.0761	$0.5145	$0.1453

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2019, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2018. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2017 individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Shareholder Information

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

FRANKLIN TEMPLETON ETF TRUST

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ Global Equity ETF

Franklin LibertyQ International Equity Hedged ETF

(each a Fund)

At in-person meetings held on April 9, 2018 (April Meeting) and May 16, 2018 (May Meeting, and collectively with the April Meeting, the Meetings), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meetings and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meetings, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund, as well as each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement at the Meetings, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

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SHAREHOLDER INFORMATION

FUND PERFORMANCE. The Board reviewed and considered the performance results of each Fund for the one-year periods ended December 31, 2017 at the April Meeting and March 31, 2018 at the May Meeting. The Board considered the performance returns for each Fund in comparison to the performance returns of funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

The Performance Universe for the Franklin LibertyQ Emerging Markets ETF included the Fund and all retail and institutional emerging markets funds. The Performance Universe for the Franklin LibertyQ Global Dividend ETF included the Fund and all retail and institutional global equity income funds. The Performance Universe for the Franklin LibertyQ Global Equity ETF included the Fund and all retail and institutional global multi-cap growth funds. The Performance Universe for the Franklin LibertyQ International Equity Hedged ETF included the Fund and all retail and institutional international multi-cap growth funds. The Funds commenced operations on June 1, 2016, and thus have been in operation for less than three years. The Board noted that the Funds’ annualized total returns for the one-year periods ended December 31, 2017 and March 31, 2018 were below the medians of their respective Performance Universes. The Board also noted its ongoing discussions with the Manager about the performance of the Funds to date and the importance of performance to asset growth. The Board concluded that the Funds’ performance was acceptable given their short period of operation. The Board further noted that, in light of the Funds’ use of a “passive” or indexing investment approach, management evaluates the Funds based on their tracking error against a specified benchmark. The Board noted that for the one-year periods ended December 31, 2017 and March 31, 2018, each Fund’s tracking error was within the tolerance anticipated for such Fund.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers (Management Rate), if any, of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Franklin LibertyQ Emerging Markets ETF was comprised of pure-index exchange-traded funds, which included the Fund and 14 other emerging markets funds. The Expense Group for the Franklin LibertyQ Global Dividend ETF was comprised of pure-index exchange-traded funds, which included the Fund and seven other global equity income funds. The Expense Group for the Franklin LibertyQ Global Equity ETF was comprised of pure-index exchange-traded funds, which included the Fund, one other global multi-cap growth fund and four global multi-cap core funds. The Expense Group for the Franklin LibertyQ International Equity Hedged ETF was comprised of pure-index exchange-traded funds, which included the Fund and eight other international multi-cap growth funds. The Board noted that the Management Rates and actual total expense ratios for these Funds were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are reasonable. In doing so, the Board noted that effective December 1, 2017, each Fund implemented a unified management fee (Unified Fee). The Board further noted that pursuant to the Unified Fee arrangement the Manager reimburses each Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s investment management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including

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SHAREHOLDER INFORMATION

borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses.

PROFITABILITY. The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2017, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to Franklin Resources, Inc. and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

ECONOMIES OF SCALE. The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the

Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board also noted that the Funds commenced operations on June 1, 2016 and that, as of December 31, 2017, each Fund’s net assets (except those of the Franklin LibertyQ Emerging Markets ETF) were approximately $22 million or below. The Board recognized that there would not likely be any economies of scale for these Funds until each Fund’s assets grow.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Funds and the Funds’ net asset value may be found on the Funds’ website at libertyshares.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report
Franklin Templeton ETF Trust
Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2018 Franklin Templeton Investments. All rights reserved.	ETF S 11/18

Franklin Templeton

ETF Trust

Semiannual Report

September 30, 2018

Franklin Liberty International Opportunities ETF
Franklin Liberty Investment Grade Corporate ETF
Franklin Liberty U.S. Low Volatility ETF

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit libertyshares.com for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Franklin Liberty International Opportunities ETF

This semiannual report for Franklin Liberty International Opportunities ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests predominantly in equity securities in developed, developing and frontier markets outside of the U.S. across the entire market capitalization spectrum, including small- and mid-capitalization companies.

Performance Overview

During the six-month period, the Fund had cumulative total returns of -2.98% based on market price and -1.79% based on net asset value (NAV). In comparison, the MSCI All Country World Index (ACWI) ex USA Index, which measures stock performance in global developed and emerging markets excluding the U.S., had a -1.61% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Economic and Market Overview

The global economy expanded during the six-month period under review amid generally upbeat economic data across regions. In this environment, the MSCI ACWI, which measures performance of global developed and emerging market stocks, generated a +5.15% total return for the six months ended September 30, 2018.1 Global markets were aided by higher crude oil prices and encouraging corporate earnings reports.

However, at certain times during the period, global markets reflected investor concerns about tensions in the Korean peninsula and political uncertainties in the U.S. and the European Union (EU), as well as worries that strong economic growth and rising inflation in the U.S. and other countries would lead central banks to increase interest rates

Geographic Composition
Based on Total Net Assets as of 9/30/18

sooner than expected. Markets were further pressured by the Trump administration’s protectionist trade policies, U.S. trade disputes with its allies and China, and fears of tighter regulation of information technology and technology-related companies. The Turkish lira’s and Argentine peso’s rapid deterioration and accompanying fears of a contagion effect also hurt investor confidence, particularly in emerging markets. However, investors were encouraged by an overall easing of tensions in the Korean peninsula, a U.S.-EU agreement to try to reduce trade barriers and a trade deal between the U.S. and Mexico, which Canada joined at period-end.

The U.S. economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The unemployment rate declined from 4.1% in March 2018, as reported at the beginning of the six-month period, to a nearly 49-year low of 3.7% at period-end.2 Annual inflation, as measured by the Consumer Price Index, decreased from 2.4% in March 2018, as reported at the beginning of the period, to 2.3% at period-end.2 The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate in June and September 2018 and continued reducing its balance sheet as part of an ongoing plan to normalize monetary policy. In September 2018, the Fed raised its

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 21.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

forecast for U.S. economic growth in 2018 and 2019 and projected one more rate increase in 2018.

In Europe, the U.K.’s quarterly economic growth accelerated in 2018’s second quarter amid growth in the services sector. The Bank of England raised its key policy rate once during the review period. The eurozone’s quarterly growth remained stable in 2018’s second quarter but moderated in the third quarter. The bloc’s annual inflation rate ended the period higher than in March 2018. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. In September 2018, the ECB confirmed it would further reduce its monthly bond purchases beginning in October 2018, as previously announced in June, and reiterated its plan to conclude the program at the end of 2018, while keeping interest rates unchanged through at least the summer of 2019.

In Asia, Japan’s quarterly gross domestic product (GDP) expanded in 2018’s second quarter, mainly due to growth in business spending and household consumption. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP growth accelerated in 2018’s second quarter. Russia’s annual GDP growth rate accelerated in 2018’s second quarter. The Bank of Russia kept its key rate unchanged through most of the period but raised it near period-end. China’s GDP continued to grow in 2018’s third quarter, though at the slowest annual rate since 2009. The People’s Bank of China left its benchmark interest rate unchanged during the period, but it took measures to improve financial liquidity to mitigate the negative effects of the U.S.-China trade dispute and support economic growth. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, declined during the period.

Investment Strategy

The Fund’s individual country and sector weightings may vary significantly from its benchmark index, and investments will not necessarily be in the securities that comprise its benchmark index. The Fund’s exposure to various regions and markets will vary from time to time according to the investment manager’s opinions as to the prevailing conditions and prospects for these markets. In seeking to outperform the relevant market of each region, the investment manager consults with various local asset managers based in certain regions around the world (Sub-Advisors). Although the Sub-Advisors assist the investment manager in the selection of local securities, the investment manager retains the sole discretion with respect to portfolio security selection. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

Top 10 Countries
9/30/18
% of Total Net Assets
Japan	15.8%
U.K.	12.0%
China	9.8%
France	6.7%
Canada	6.0%
Spain	5.7%
Italy	4.7%
Switzerland	4.5%
Australia	3.4%
Netherlands	2.8%

When choosing equity investments for the Fund, we apply a research-driven, bottom-up, fundamental long-term approach, focusing on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We seek to invest in companies that we consider to be financially strong with favorable growth potential and sustainable competitive advantages. We may also consider, among other factors, a company’s price/earnings ratio, profit margins and liquidation value.

Manager’s Discussion

During the reporting period, Franklin Liberty International Opportunities ETF underperformed its benchmark, the MSCI ACWI ex USA Index. The Fund’s positions in the consumer discretionary, materials and communications services sectors curbed relative performance, while its financials, energy and health care positions contributed.

A number of our emerging-markets holdings curbed relative performance as a falloff in emerging-market currencies, given the strength of the U.S. dollar and economic-based investor concerns about countries including Argentina and Turkey (where we had no holdings), had a negative impact. Investor fears of a trade war and slowing growth in China also weighed on a number of companies during the period.

Individual detractors included China-based online travel company Ctrip.com International and Taiwan-based computer hardware manufacturer Ennoconn. We believe that as investor fears abate, the stocks could better reflect what we view as the companies’ strong fundamentals and robust underlying growth trends, as consumer trends in China have remained strong and the growing Indian middle class has continued to demand greater access to financial services.

Conversely, with energy prices rising during the period, TGS-Nopec Geophysical, a Norway-based provider of

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Banks	11.1%
Pharmaceuticals	6.9%
Insurance	6.0%
Internet & Direct Marketing Retail	4.5%
Electrical Equipment	4.2%
Oil, Gas & Consumable Fuels	4.1%
Semiconductors & Semiconductor Equipment	4.0%
IT Services	3.5%
Interactive Media & Services	3.1%
Capital Markets	2.9%

Top 10 Holdings
9/30/18
Company Sector/Industry, Country	% of Total Net Assets
Alibaba Group Holding Ltd., ADR Internet & Direct Marketing Retail, China	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	2.2%
Novartis AG Pharmaceuticals, Switzerland	1.9%
Roche Holding AG Pharmaceuticals, Switzerland	1.9%
Tencent Holdings Ltd. Interactive Media & Services, China	1.8%
ASR Nederland NV Insurance, Netherlands	1.7%
CSL Ltd. Biotechnology, Australia	1.6%
Sanofi Pharmaceuticals, France	1.6%
JXTG Holdings Inc. Oil, Gas & Consumable Fuels, Japan	1.5%
Ctrip.com International Ltd., ADR Internet & Direct Marketing Retail, China	1.5%

geosciences data, contributed to relative performance due to growing investor optimism that higher crude oil prices could lead to a pickup in oil and gas exploration and production activity.3 Similarly, JXTG Holdings, a Japan-based oil and metals conglomerate, also contributed.

A number of European financials stocks aided relative returns over the period. Dutch insurer ASR Nederland and Italian multi-channel lender FinecoBank climbed over the period. FinecoBank rose despite an uncertain Italian political environment during the period.

The ETF did not use derivatives during the period.

Thank you for your participation in Franklin Liberty International Opportunities ETF. We look forward to serving your future investment needs.

Stephen H. Dover, CFA

Purav A. Jhaveri, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

3. Not held at period-end.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (1/27/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/181

	Cumulative Total Return[2]			Average Annual Total Return[2]
	Based on NAV[3]		Based on market price[4]	Based on NAV[3]		Based on market price[4]
6-Month	-1.79%	[5]	-2.98%	-1.79%	[5]	-2.98%
1-Year	+1.66%		+0.98%	+1.66%		+0.98%
Since Inception (1/25/17)	+20.28%		+20.14%	+11.62%		+11.54%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.224000

Total Annual Operating Expenses6

With Waiver	Without Waiver
0.60%	3.39%

All investments involve risks, including possible loss of principal. The market values of stocks owned by the Fund will go up or down, sometimes rapidly or unpredictably. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks or adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries or sectors, or investments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Smaller and midsize-company stocks have historically experienced more price volatility than larger-company stocks, especially over the short term. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY INTERNATIONAL OPPORTUNITIES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 × $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18-9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18-9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$982.10	$2.98	$1,022.06	$3.04	0.60%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty Investment Grade Corporate ETF

We are pleased to bring you Franklin Liberty Investment Grade Corporate ETF’s semiannual report for the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate debt securities and investments.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +0.30% based on market price and +0.13% based on net asset value (NAV).1 In comparison, the Bloomberg Barclays U.S. Corporate Investment Grade Index had a -0.02% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy grew during the six months under review. The economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 4.1% in March 2018, as reported at the beginning of the six-month period, to a nearly 49-year low of 3.7% at period-end.2 Annual inflation, as measured by the Consumer Price Index, decreased from 2.4% in March 2018, as reported at the beginning of the period, to 2.3% at period-end.2

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Banks	24.2%
Oil, Gas & Consumable Fuels	10.6%
Electric Utilities	4.8%
Capital Markets	4.7%
Diversified Telecommunication Services	4.2%
Media	4.1%
Insurance	4.1%
Diversified Financial Services	3.8%
Health Care Providers & Services	3.0%
Food Products	2.8%

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June 2018 meeting, and continued reducing its balance sheet as part of an ongoing plan to normalize monetary policy. In his congressional testimony in July 2018 and at the Fed symposium in August, Fed Chair Jerome Powell reiterated the Fed’s intention to gradually raise interest rates. At its September 2018 meeting, the Fed raised its target range for the federal funds rate 0.25% to 2.00%–2.25%, as widely expected. Furthermore, the Fed raised its forecast for U.S. economic growth in 2018 and 2019 and projected one more rate increase in 2018.

The 10-year Treasury yield, which moves inversely to its price, increased during the period. The yield rose to multi-year highs in April and May 2018 amid indications of higher inflation. Expectations that global central banks might scale back monetary stimulus and better-than-expected U.S. economic reports also pushed the yield higher. However, some factors weighed on the Treasury yield at certain points during the period, including concerns about political turmoil in Italy, political uncertainties in the U.S., tensions between the U.S. and North Korea, the Trump administration’s protectionist trade policies, U.S. trade disputes with its allies and China, and economic turmoil in Turkey. Overall, the 10-year Treasury yield rose from 2.74% at the beginning of the period to 3.05% at period-end.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 26.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Investment Strategy

The Fund invests primarily in U.S. dollar-denominated corporate debt securities issued by U.S. and foreign companies. The Fund may invest in debt securities of any maturity or duration.

The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital. The Fund may also invest a portion of its assets in convertible securities, preferred securities and U.S. Treasury securities, and generally expects to invest a portion of its assets in cash, cash equivalents and high quality money market securities, including commercial paper, repurchase agreements and affiliated or unaffiliated money market funds. The Fund may invest up to 40% of its net assets in foreign securities, including those in developing markets, and up to 15% of its net assets in non-U.S. dollar-denominated securities. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The Fund’s portfolio is constructed by taking into account our desired duration and yield curve exposure, total return potential, as well as the appropriate diversification and risk profile at the issue, company and industry level.

Manager’s Discussion

The investment-grade corporate bond market, as measured by the Bloomberg Barclays U.S. Corporate Investment Grade Index, changed little during the six-month period. However, corporate bond spreads experienced some volatility and reached year-to-date wide levels in late June before ending the period slightly tighter than their ending levels in March.

Increased threats of a global trade war, political volatility in Italy and concerns about emerging markets drove the market during the period. However, corporate earnings were supportive as global economic conditions remained mostly strong. Muted new corporate bond issuance also helped to stabilize the market’s technical backdrop.

Government bond yields rose during the period and the yield curve flattened, as shorter yields increased more than longer-

Top 10 Holdings
9/30/18
% of Total Net Assets
JPMorgan Chase & Co., sub. note, 3.375%, 5/01/23	3.0%
FHLB, 10/01/18	2.9%
The Goldman Sachs Group Inc., sub. note, 4.25%, 10/21/25	2.6%
Bank of America Corp., sub. bond, 4.183%, 11/25/27	2.5%
HSBC USA Inc., sub. note, 5.00%, 9/27/20	2.5%
Citigroup Inc., sub. note, 4.05%, 7/30/22	2.3%
Alibaba Group Holding Ltd., senior note, 2.50%, 11/28/19	2.3%
Verizon Communications Inc., senior bond, 5.50%, 3/16/47	2.2%
Ford Motor Credit Co. LLC, senior note, 2.343%, 11/02/20	2.2%
ANZ New Zealand International Ltd. of London, senior note, 144A 2.875%, 1/25/22	2.2%

term yields. Investors closely watched the Fed’s pace of monetary policy normalization as inflation pressures remained mostly muted despite a strong U.S. labor market and healthy consumer spending.

The Fund outperformed its benchmark during the period. Our industry allocation was the biggest contributor to positive performance. The Fund’s performance was also helped by security selection, duration/yield curve positioning and quality allocation.

Industry outperformance was driven by our holdings of government-related bonds. Contributors on an individual company basis included Verizon, 21st Century Fox and Walgreen Boots. Detractors included CK Hutchison,3 Georgia Power and AT&T.

News coverage about some individual issuers held in the Fund continued to create volatility for their bond prices. For example, the battle between Walt Disney Company4 and Comcast4 to purchase certain 21st Century Fox assets resulted in significant spread moves for all of the issuers involved.

The Fund’s overweighted position in BBB rated bonds helped performance. This position was based on our view that these bonds offered attractive yields in an environment of continued strong economic growth.

Duration/yield curve positioning was also a positive contributor as the Fund was generally short duration relative to its benchmark during the period as U.S. Treasury yields moved

3. Not held at period-end.

4. Not a Fund holding.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

higher. Duration remained a key component of any investment-grade credit strategy.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

The Fund held only cash bonds during the period and had no exposure to derivatives.

Thank you for your participation in Franklin Liberty Investment Grade Corporate ETF. We look forward to serving your future investment needs.

Marc Kremer, CFA

Shawn Lyons, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/5/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+0.13%	+0.30%	+0.13%	+0.30%
1-Year	-1.22%	-1.50%	-1.22%	-1.50%
Since Inception (10/3/16)	+0.64%	+0.59%	+0.32%	+0.30%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
3.36%	3.86%	2.93%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 12 for Performance Summary footnotes.

libertyshares.com	Semiannual Report	11

FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.449342

Total Annual Operating Expenses7

With Waiver	Without Waiver
0.35%	1.04%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/18.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18-9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18-9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,001.30	$1.76	$1,023.31	$1.78	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty U.S. Low Volatility ETF

This semiannual report for Franklin Liberty U.S. Low Volatility ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with an emphasis on lower volatility. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. investments.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +10.76% based on market price and +10.90% based on net asset value (NAV). In comparison, the Russell 1000® Index produced a +11.25% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy grew during the six months under review. The economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 4.1% in March 2018, as reported at the beginning of the six-month period, to a nearly 49-year low of 3.7% at period-end.2 Annual inflation, as measured by the Consumer Price Index, decreased from 2.4% in March 2018, as reported at the beginning of the period, to 2.3% at period-end.2

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June 2018 meeting and continued reducing its balance sheet as part of an ongoing plan to normalize monetary policy. In his congressional testimony in July 2018 and at the Fed symposium in August, Fed Chair Jerome Powell reiterated the Fed’s intention to

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Information Technology	24.6%
Health Care	14.5%
Financials	13.6%
Consumer Discretionary	13.4%
Industrials	10.1%
Consumer Staples	6.3%
Energy	5.9%
Real Estate	3.3%
Communication Services	3.0%
Materials	2.8%

gradually raise interest rates. At its September 2018 meeting, the Fed raised its target range for the federal funds rate 0.25% to 2.00%–2.25%, as widely expected. Furthermore, the Fed raised its forecast for U.S. economic growth in 2018 and 2019 and projected one more rate increase in 2018.

U.S. equity markets rose overall during the period, benefiting from mostly upbeat economic data, better U.S. corporate earnings and expectations of gradual rate increases. However, markets were pressured at certain times during the period by fears of tighter regulation of information technology and technology-related companies, as well as concerns that strong economic growth and rising inflation would lead the Fed to increase its target rate faster than expected. Other factors that curbed investor sentiment included tensions between the U.S. and North Korea earlier in the period, political uncertainties in the U.S., the Trump administration’s protectionist policies and escalating trade tensions between the U.S. and China. Partially offsetting these concerns were an overall easing of tensions in the Korean peninsula in the latter part of the period, intermittent U.S.-China trade negotiations, an agreement between the U.S. and the European Union to try to reduce trade barriers and a trade deal between the U.S. and Mexico that Canada joined at period-end. In this environment, the broad U.S. stock market, as measured by the Standard & Poor’s® 500 Index, reached a new all-time high and generated a +11.41% total return for the period.3

1. Source: Morningstar. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: U.S. Bureau of Labor Statistics.

3. Source: Morningstar.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 30.

14	Semiannual Report	libertyshares.com

FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Investment Strategy

The Fund invests primarily in equity securities (principally common stocks) of U.S. companies.4 The Fund seeks capital appreciation, while providing a lower level of volatility than the broader equity market as measured by the Russell 1000® Index, meaning the Fund seeks returns that fluctuate less than the returns of the Russell 1000® Index. We apply a fundamentally driven “bottom-up” research process to create a starting universe of eligible securities across a large number of sectors derived from the holdings of a number of Franklin Templeton equity funds. The investment manager screens that universe on a quarterly basis in order to identify those securities with the lowest realized volatility relative to their corresponding sectors. The Fund’s sector weightings generally are based on the current sector weightings within the Russell 1000® Index. Individual securities in the Fund’s portfolio are generally weighted equally within each sector. The investment manager may, from time to time, make adjustments to the Fund’s portfolio as a result of corporate actions, changes to the volatility profile of the Fund’s holdings, or for risk management related purposes.

Manager’s Discussion

During the period under review, Franklin Liberty U.S. Low Volatility ETF trailed the Russell 1000® Index benchmark. The consumer discretionary and industrials sectors were leading detractors from relative performance largely due to stock selection. Conversely, the Fund benefited from stock selection in the financials, consumer staples, materials and health care sectors, as well as an overweighting in the information technology (IT) sector.

A relative lack of exposure in the internet and direct marketing retail industry resulted in underperformance for the consumer discretionary sector. In the sector, Ford Motor shares declined as the automaker faced several challenges, including slowing sales, rising raw materials costs and the potential impact of tariffs on its bottom line.5 In contrast, a top contributor in the sector was off-price retailer TJX, which reported consecutive quarters of strong growth helped by improved traffic trends and increases in comparable-store sales. Improved traffic and sales trends also benefited home improvement retailer Lowe’s and added to the Fund’s results.

Stock selection in the aerospace and defense industry weighed on relative performance in the industrials sector.

The IT sector, overall, has been buoyed by accelerated earnings growth and expectations for continued economic expansion. Contributors in the sector included Automatic Data Processing, Intuit and Motorola Solutions. Conversely, underweightings in Apple, whose shares rallied to a record high, and Microsoft curbed relative performance.

Rising interest rates, tax reform and a strong economy have been supportive for the financials sector. However, our position in investment management company BlackRock curbed the Fund’s relative results. Although consumer staples was an overall contributor at the sector level, the Fund’s investment in consumer products company Colgate-Palmolive dampened returns.

Thank you for your participation in Franklin Liberty U.S. Low Volatility ETF. We look forward to serving your future investment needs.

4. “U.S. companies” are those that (i) are organized under the laws of, or have a principal office in, or for whose securities the principal trading market is, the U.S.; (ii) derive 50% or more of their total revenue or profit from either goods or services produced, or sales made, in the U.S.; or (iii) have 50% or more of their assets in the U.S.

See www.franklintempletondatasources.com for additional data provider information.

5. Not held at period-end.

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
Alphabet Inc., A, C Information Technology	3.0%
The Walt Disney Co. Consumer Discretionary	1.6%
McDonald’s Corp. Consumer Discretionary	1.5%
Yum! Brands Inc. Consumer Discretionary	1.5%
Starbucks Corp. Consumer Discretionary	1.5%
The TJX Cos. Inc. Consumer Discretionary	1.5%
AT&T Inc. Communication Services	1.5%
Marriott International Inc., A Consumer Discretionary	1.5%
Verizon Communications Inc. Communication Services	1.5%
Lowe’s Cos. Inc. Consumer Discretionary	1.5%

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Todd Brighton, CFA

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/22/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+10.90%	+10.76%	+10.90%	+10.76%
1-Year	+17.98%	+18.29%	+17.98%	+18.29%
Since Inception (9/20/16)	+35.94%	+35.86%	+16.35%	+16.32%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 18 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.220574

Total Annual Operating Expenses5

With Waiver	Without Waiver
0.50%	2.11%

All investments involve risks, including possible loss of principal. The market values of stocks owned by the Fund will go up or down, sometimes rapidly or unpredictably. There can be no guarantee that the Fund’s volatility strategy will be successful, and achieving the Fund’s volatility strategy does not mean the Fund will achieve a positive or competitive return. The volatility strategy can also be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. Smaller and midsize-company stocks have historically experienced more price volatility than larger company stocks, especially over the short term. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18-9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18-9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,109.00	$2.64	$1,022.56	$2.54	0.50%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	19

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty International Opportunities ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31,
		2018	2017[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$28.89	$25.58	$24.50

Income from investment operations:[b]

Net investment income[c]	0.35	0.45	0.09

Net realized and unrealized gains (losses)	(0.92)	4.00	0.99

Total from investment operations	(0.57)	4.45	1.08

Less distributions from:

Net investment income	(0.22)	(0.74)	—

Net realized gains	—	(0.40)	—

Total distributions	(0.22)	(1.14)	—

Net asset value, end of period	$28.10	$28.89	$25.58

Total return[d]	(1.96)%	17.50%	4.41%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.35%	3.38%	8.50%

Expenses net of waiver and payments by affiliates	0.60%	0.59%	0.60%

Net investment income	2.43%	1.60%	1.98%

Supplemental data

Net assets, end of period (000’s)	$11,241	$5,778	$5,116

Portfolio turnover rate[f]	13.85%	34.08%	2.32%

aFor the period January 25, 2017 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin Liberty International Opportunities ETF

		Industry	Shares/Units	Value

	Common Stocks 98.9%
	Australia 3.4%
	Amcor Ltd.	Containers & Packaging	5,097	$50,451
	BHP Billiton Ltd.	Metals & Mining	911	22,827
	Commonwealth Bank of Australia	Banks	458	23,664
	CSL Ltd.	Biotechnology	1,265	184,074
	Ramsay Health Care Ltd.	Health Care Providers & Services	781	31,041
	Rio Tinto Ltd.	Metals & Mining	1,213	69,125

				381,182

	Brazil 0.9%
	B3 SA—Brasil Bolsa Balcao	Capital Markets	2,900	16,992
	CCR SA	Transportation Infrastructure	5,700	12,075
	Companhia Energetica de Minas Gerais	Electric Utilities	6,800	11,153
	Energisa SA	Electric Utilities	2,400	18,504
	Tim Participacoes SA	Wireless Telecommunication Services	2,800	8,224
	Vale SA	Metals & Mining	2,500	37,448

				104,396

	Canada 6.0%
	Alimentation Couche-Tard Inc., B	Food & Staples Retailing	1,000	49,984
	Brookfield Asset Management Inc., A	Capital Markets	2,600	115,638
	Canadian National Railway Co.	Road & Rail	1,400	125,530
	Enbridge Inc.	Oil, Gas & Consumable Fuels	1,800	58,041
	Nutrien Ltd.	Chemicals	600	34,619
	Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	3,400	29,276
	Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	1,000	59,168
	Royal Bank of Canada	Banks	1,215	97,324
	TELUS Corp.	Diversified Telecommunication Services	800	29,472
	The Toronto-Dominion Bank	Banks	1,313	79,729

				678,781

	China 9.8%
a	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	1,820	299,863
	Brilliance China Automotive Holdings Ltd.	Automobiles	54,000	87,367
	China Merchants Bank Co. Ltd., H	Banks	17,500	71,119
a	Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	4,580	170,239
	Ping An Insurance (Group) Co. of China Ltd., H	Insurance	15,500	157,478
	Silergy Corp.	Semiconductors & Semiconductor Equipment	5,000	90,067
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,000	23,080
	Tencent Holdings Ltd.	Interactive Media & Services	4,900	202,390

				1,101,603

	Denmark 0.7%
	ISS AS	Commercial Services & Supplies	2,101	73,956

	Egypt 0.8%
a	Ezz Steel	Metals & Mining	77,099	95,126

	Finland 0.8%
	Tieto OYJ	IT Services	3,089	95,581

	France 6.7%
	Capgemini SE	IT Services	888	111,805
	Maisons du Monde SA	Specialty Retail	3,892	113,647
	Sanofi	Pharmaceuticals	2,012	178,916
	Schneider Electric SE	Electrical Equipment	1,389	111,803
	SEB SA	Household Durables	605	103,017
	Vinci SA	Construction & Engineering	1,437	136,897

				756,085

libertyshares.com	Semiannual Report	21

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Opportunities ETF (continued)

		Industry	Shares/Units	Value

	Common Stocks (continued)
	Germany 1.5%
	1&1 Drillisch AG	Wireless Telecommunication Services	1,216	$59,179
	Draegerwerk AG & Co. KGAA	Health Care Equipment & Supplies	1,742	104,202

				163,381

	Hong Kong 2.4%
	AIA Group Ltd.	Insurance	16,000	142,928
	IMAX China Holding Inc.	Media	10,100	25,712
a	Samsonite International SA	Textiles, Apparel & Luxury Goods	26,400	97,842

				266,482

	India 2.7%
	Bharti Airtel Ltd.	Wireless Telecommunication Services	10,245	47,847
	HDFC Bank Ltd.	Banks	5,480	151,651
	Infosys Ltd.	IT Services	4,634	46,669
	Kotak Mahindra Bank Ltd.	Banks	919	14,473
a	MakeMyTrip Ltd.	Internet & Direct Marketing Retail	1,400	38,430

				299,070

	Indonesia 0.6%
	Bank Central Asia Tbk PT	Banks	39,700	64,340

	Ireland 1.1%
	Glanbia PLC	Food Products	6,898	118,898

	Italy 4.7%
	Banca Generali SpA	Capital Markets	4,664	120,696
	FinecoBank Banca Fineco SpA	Banks	12,296	164,455
	Italgas Reti SpA	Gas Utilities	17,125	92,969
	Prysmian SpA	Electrical Equipment	5,108	119,015
	Snam SpA	Oil, Gas & Consumable Fuels	7,748	32,298

				529,433

	Japan 15.8%
	Astellas Pharma Inc.	Pharmaceuticals	2,500	43,624
	Bridgestone Corp.	Auto Components	900	34,016
	Daikin Industries Ltd.	Building Products	900	119,844
	Denso Corp.	Auto Components	2,500	132,038
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	900	40,529
	Honda Motor Co. Ltd.	Automobiles	4,400	133,218
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	22,900	173,043
	Mitsubishi Electric Corp.	Electrical Equipment	8,000	109,627
	Mitsubishi UFJ Financial Group Inc.	Banks	16,000	99,886
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	400	61,505
	Nidec Corp.	Electrical Equipment	900	129,511
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	900	45,378
	Panasonic Corp.	Household Durables	1,600	18,643
	Pigeon Corp.	Household Products	1,200	67,615
	SCSK Corp.	IT Services	900	42,550
	SoftBank Group Corp.	Wireless Telecommunication Services	1,300	131,276
	Sony Corp.	Household Durables	1,200	73,594
	Sumitomo Chemical Co. Ltd.	Chemicals	17,000	99,529
	Sumitomo Electric Industries Ltd.	Auto Components	3,600	56,479
	Suntory Beverage & Food Ltd.	Beverages	500	21,174
	The Dai-ichi Life Holdings Inc.	Insurance	5,600	116,625
	Toyota Motor Corp.	Automobiles	500	31,232

				1,780,936

	Mexico 1.2%
	America Movil SAB de CV, L	Wireless Telecommunication Services	80,000	64,345
	Fomento Economico Mexicano SAB de CV	Beverages	7,600	75,263

				139,608

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Opportunities ETF (continued)

		Industry		Shares/Units	Value

	Common Stocks (continued)
	Netherlands 2.8%
	ASML Holding NV	Semiconductors & Semiconductor Equipment		663	$123,905
	ASR Nederland NV	Insurance		4,056	193,435

					317,340

	Norway 2.3%
a	Atea ASA	IT Services		5,959	96,593
	Sbanken ASA	Banks		14,880	162,079

					258,672

	Philippines 0.5%
	BDO Unibank Inc.	Banks		13,400	29,711
	Security Bank Corp.	Banks		9,920	28,275

					57,986

	Portugal 1.0%
	Corticeira Amorim SGPS SA	Paper & Forest Products		8,747	116,836

	Russia 1.0%
	Gazprom PJSC	Oil, Gas & Consumable Fuels		23,680	58,792
a,b	Mail.Ru Group Ltd., GDR, Reg S	Interactive Media & Services		2,100	56,742

					115,534

	Singapore 1.0%
	DBS Group Holdings Ltd.	Banks		5,600	106,930

	South Africa 1.4%
	Naspers Ltd., N	Media		640	138,012
	Redefine Properties Ltd.	Equity Real Estate Investment Trusts (REITs	)	24,352	17,243

					155,255

	South Korea 2.7%
	Lotte Chemical Corp.	Chemicals		340	85,211
	Naver Corp.	Interactive Media & Services		132	85,204
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals		3,200	134,000

					304,415

	Spain 5.7%
	Applus Services SA	Professional Services		10,132	144,280
	Cia de Distribucion Integral Logista Holdings SA	Air Freight & Logistics		5,669	145,650
	Ebro Foods SA	Food Products		5,361	117,126
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	10,605	143,932
	Tecnicas Reunidas SA	Energy Equipment & Services		2,825	86,986

					637,974

	Sweden 0.5%
	Dometic Group AB	Auto Components		5,821	51,022

	Switzerland 4.5%
	Ferguson PLC	Trading Companies & Distributors		909	77,227
	Novartis AG	Pharmaceuticals		2,516	217,394
	Roche Holding AG	Pharmaceuticals		861	209,565

					504,186

	Taiwan 2.5%
	Ennoconn Corp.	Technology Hardware, Storage & Peripherals		4,000	36,616
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment		28,000	240,723

					277,339

libertyshares.com	Semiannual Report	23

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Opportunities ETF (continued)

		Industry		Shares/Units	Value

	Common Stocks (continued)
	Thailand 1.5%
	Kasikornbank PCL, fgn	Banks		9,300	$62,690
	Minor International PCL, fgn	Hotels, Restaurants & Leisure		44,000	55,782
	The Siam Cement PCL, fgn	Construction Materials		3,700	53,773

					172,245

	United Arab Emirates 0.4%
	Emirates NBD PJSC	Banks		17,244	44,600

	United Kingdom 12.0%
	Associated British Foods PLC	Food Products		2,257	67,400
	AstraZeneca PLC	Pharmaceuticals		1,040	80,871
	Bodycote PLC	Machinery		6,664	78,733
	BP PLC	Oil, Gas & Consumable Fuels		12,093	92,932
	British American Tobacco PLC	Tobacco		1,364	63,758
	Bunzl PLC	Trading Companies & Distributors		2,291	72,090
	Close Brothers Group PLC	Capital Markets		3,485	71,896
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	1,860	69,297
	DS Smith PLC	Containers & Packaging		15,121	94,314
	Howden Joinery Group PLC	Trading Companies & Distributors		13,249	81,014
b	Ibstock PLC, Reg S	Construction Materials		20,968	64,421
	Imperial Brands PLC	Tobacco		2,101	73,180
	National Grid PLC	Multi-Utilities		4,852	50,074
	Prudential PLC	Insurance		2,702	61,997
	Reckitt Benckiser Group PLC	Household Products		645	59,012
	RELX PLC	Professional Services		3,106	65,454
	Restore PLC	Commercial Services & Supplies		8,448	54,422
	Smith & Nephew PLC	Health Care Equipment & Supplies		3,440	62,781
	Unite Group PLC	Equity Real Estate Investment Trusts (REITs	)	7,456	86,826

					1,350,472

	Total Common Stocks (Cost $10,694,607)				11,119,664

	Preferred Stocks 0.6%
	Brazil 0.6%
c	Banco Bradesco SA, 4.053%, pfd.	Banks		3,250	23,332
c	Itau Unibanco Holding SA, 7.482%, pfd.	Banks		2,000	22,101
c	Petroleo Brasileiro SA, 0.474%, pfd.	Oil, Gas & Consumable Fuels		2,600	13,731
c	Usinas Siderurgicas de Minas Gerais SA, 0.577%, pfd., A	Metals & Mining		5,200	10,833

	Total Preferred Stocks (Cost $81,336)				69,997

	Total Investments (Cost $10,775,943) 99.5%				11,189,661
	Other Assets, less Liabilities 0.5%				50,857

	Net Assets 100.0%				$11,240,518

See Abbreviations on page 43.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $121,163, representing 1.1% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Investment Grade Corporate ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31,
		2018	2017[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.97	$24.21	$25.00

Income from investment operations:[b]

Net investment income[c]	0.50	0.80	0.32

Net realized and unrealized gains (losses)	(0.47)	(0.22)	(0.78)

Total from investment operations	0.03	0.58	(0.46)

Less distributions from net investment income	(0.45)	(0.82)	(0.33)

Net asset value, end of period	$23.55	$23.97	$24.21

Total return[d]	0.13%	2.38%	(1.83)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.08%	1.04%	1.06%

Expenses net of waiver and payments by affiliates	0.35%	0.37%	0.40%

Net investment income	4.16%	3.27%	2.76%

Supplemental data

Net assets, end of period (000’s)	$27,081	$39,554	$53,268

Portfolio turnover rate[f]	9.17%	63.14%	17.85%

aFor the period October 3, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin Liberty Investment Grade Corporate ETF

		Country	Principal Amount*	Value

	Corporate Bonds & Notes 93.7%
	Air Freight & Logistics 1.3%
	FedEx Corp., senior bond, 4.75%, 11/15/45	United States	$350,000	$351,785

	Automobiles 2.2%
	Ford Motor Credit Co. LLC, senior note, 2.343%, 11/02/20	United States	600,000	583,492

	Banks 24.2%
a	ABN AMRO Bank NV, senior note, 144A, 2.65%, 1/19/21	Netherlands	520,000	511,238
a	ANZ New Zealand International Ltd. of London, senior note, 144A, 2.875%, 1/25/22	New Zealand	600,000	583,311
	Bank of America Corp., sub. bond, 4.183%, 11/25/27	United States	695,000	679,616
a	BPCE SA, sub. note, 144A, 5.15%, 7/21/24	France	400,000	407,318
	Citigroup Inc., sub. note, 4.05%, 7/30/22	United States	620,000	625,794
a	Commonwealth Bank of Australia, sub. note, 144A, 4.50%, 12/09/25	Australia	390,000	387,002
b	HSBC Holdings PLC, junior sub. bond, 6.25% to 3/23/23, FRN thereafter, Perpetual	United Kingdom	200,000	199,500
	HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	644,000	662,767
	JPMorgan Chase & Co., sub. note, 3.375%, 5/01/23	United States	820,000	805,421
	Santander UK Group Holdings PLC, senior note, 2.875%, 8/05/21	United Kingdom	430,000	418,986
a	Standard Chartered PLC, senior note, 144A, 3.885% to 3/15/23, FRN thereafter, 3/15/24	United Kingdom	525,000	513,502
	Sumitomo Mitsui Banking Corp., senior note, 2.514%, 1/17/20	Japan	450,000	446,513
	Wells Fargo & Co., sub. bond, 4.75%, 12/07/46	United States	300,000	299,542

				6,540,510

	Beverages 1.6%
	Anheuser-Busch InBev Finance Inc., senior bond, 4.70%, 2/01/36	Belgium	440,000	441,865

	Biotechnology 1.2%
	Biogen Inc., senior bond, 5.20%, 9/15/45	United States	310,000	330,115

	Capital Markets 4.7%
	Morgan Stanley, sub. bond, 3.95%, 4/23/27	United States	595,000	572,111
	The Goldman Sachs Group Inc., sub. note, 4.25%, 10/21/25	United States	700,000	694,248

				1,266,359

	Diversified Financial Services 3.8%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 5.00%, 10/01/21	Netherlands	365,000	375,694
a	Ashtead Capital Inc., second lien, 144A, 4.125%, 8/15/25	United Kingdom	220,000	210,100
	GE Capital International Funding Co., senior bond, 4.418%, 11/15/35	United States	475,000	447,835

				1,033,629

	Diversified Telecommunication Services 4.2%
	AT&T Inc., senior note, 5.35%, 9/01/40	United States	200,000	198,981
	Telefonica Emisiones S.A.U., senior bond, 7.045%, 6/20/36	Spain	285,000	344,753
	Verizon Communications Inc., senior bond, 5.50%, 3/16/47	United States	540,000	593,498

				1,137,232

	Electric Utilities 4.8%
	Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	365,000	377,526
	Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	455,000	433,655
a	Saudi Electricity Global Sukuk Co. 2, senior bond, 144A, 5.06%, 4/08/43	Saudi Arabia	500,000	492,760

				1,303,941

	Equity Real Estate Investment Trusts (REITs) 1.7%
	Realty Income Corp., senior bond, 3.00%, 1/15/27	United States	500,000	461,555

	Food & Staples Retailing 2.3%
	The Kroger Co., senior note, 4.00%, 2/01/24	United States	355,000	355,559
	Walgreens Boots Alliance Inc., senior bond, 4.80%, 11/18/44	United States	285,000	277,687

				633,246

26	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Food Products 2.8%
	Kraft Heinz Foods Co., senior bond, 5.20%, 7/15/45	United States	$310,000	$304,107
a	Mondelez International Holdings Netherlands B.V., senior note, 144A, 2.00%, 10/28/21	United States	485,000	463,639

				767,746

	Health Care Providers & Services 3.0%
	Anthem Inc., senior note, 4.101%, 3/01/28	United States	450,000	444,067
	HCA Inc., senior secured note, 6.50%, 2/15/20	United States	365,000	380,695

				824,762

	Insurance 4.1%
a	AIA Group Ltd., senior note, 144A, 2.25%, 3/11/19	Hong Kong	400,000	397,859
	MetLife Inc., junior sub. bond, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	325,000	345,313
	Prudential Financial Inc., junior sub. bond, 5.20% to 3/15/24, FRN thereafter, 3/15/44	United States	355,000	353,669

				1,096,841

	Internet Software & Services 2.3%
	Alibaba Group Holding Ltd., senior note, 2.50%, 11/28/19	China	615,000	611,904

	Machinery 1.5%
	CNH Industrial NV, senior note, 4.50%, 8/15/23	Netherlands	400,000	407,160

	Media 4.1%
	21st Century Fox America Inc., senior bond, 6.40%, 12/15/35	United States	250,000	319,511
	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., senior secured note, first lien, 4.464%, 7/23/22	United States	340,000	345,981
	NBCUniversal Media LLC, senior note, 4.375%, 4/01/21	United States	430,000	440,701

				1,106,193

	Metals & Mining 1.8%
a	Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	Switzerland	475,000	474,919

	Multiline Retail 1.2%
	Dollar Tree Inc., senior note, 3.70%, 5/15/23	United States	325,000	321,066

	Oil, Gas & Consumable Fuels 10.6%
	Anadarko Petroleum Corp., senior note, 6.20%, 3/15/40	United States	295,000	328,126
	Chevron Corp., senior note, 2.954%, 5/16/26	United States	545,000	520,976
	Ecopetrol SA, senior bond, 5.875%, 5/28/45	Colombia	205,000	203,514
	Energy Transfer Partners LP, senior bond, 6.50%, 2/01/42	United States	200,000	220,327
	Enterprise Products Operating LLC, senior bond, 5.10%, 2/15/45	United States	395,000	417,618
	MPLX LP, senior bond, 4.125%, 3/01/27	United States	300,000	292,717
	Sabine Pass Liquefaction LLC, senior secured bond, first lien, 4.20%, 3/15/28	United States	400,000	388,776
	Shell International Finance BV, senior note, 2.125%, 5/11/20	Netherlands	500,000	493,511

				2,865,565

	Road & Rail 1.9%
	Burlington Northern Santa Fe LLC, senior bond, 3.25%, 6/15/27	United States	535,000	522,899

	Software 2.1%
	Microsoft Corp., senior bond, 4.45%, 11/03/45	United States	530,000	569,823

	Specialty Retail 2.8%
a	Michael Kors USA Inc., senior note, 144A, 4.00%, 11/01/24	United States	290,000	277,447
	The Home Depot Inc., senior bond, 3.00%, 4/01/26	United States	500,000	480,535

				757,982

libertyshares.com	Semiannual Report	27

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value

	Corporate Bonds & Notes (continued)
	Technology Hardware, Storage & Peripherals 1.3%
a	Dell International LLC/EMC Corp., senior secured note, first lien, 144A, 4.42%, 6/15/21	United States	$345,000	$350,417

	Tobacco 1.1%
	Reynolds American Inc., senior bond, 5.85%, 8/15/45	United States	280,000	305,554

	Transportation Infrastructure 1.1%
a	Mexico City Airport Trust, secured bond, 144A, 5.50%, 7/31/47	Mexico	335,000	300,666

	Total Corporate Bonds & Notes (Cost $25,978,755)			25,367,226

	U.S. Government & Agency Securities 2.7%
	U.S. Treasury Bond, 2.75%, 11/15/47	United States	150,000	137,347
	U.S. Treasury Note, 2.75%, 2/15/28		450,000	438,811
	2.75%, 8/31/23		160,000	158,616

	Total U.S. Government & Agency Securities (Cost $745,242)			734,774

	Total Investments before Short Term Investments (Cost $26,723,997)			26,102,000

	Short-Term Investments 2.9%
	U.S. Government & Agency Securities (Cost $785,000) 2.9%
c	FHLB, 10/01/18	United States	785,000	785,000

	Total Investments (Cost $27,508,997) 99.3%			26,887,000
	Other Assets, less Liabilities 0.7%			193,677

	Net Assets 100.0%			$27,080,677

See Abbreviations on page 43.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $5,370,178, representing 19.8% of net assets.

bPerpetual security with no stated maturity date.

cThe security was issued on a discount basis with no stated coupon rate.

28	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty U.S. Low Volatility ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31,
		2018	2017[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$30.03	$26.97	$25.05

Income from investment operations:[b]

Net investment income[c]	0.25	0.45	0.23

Net realized and unrealized gains (losses)	3.02	3.06	1.87

Total from investment operations	3.27	3.51	2.10

Less distributions from net investment income	(0.22)	(0.45)	(0.18)

Net asset value, end of period	$33.08	$30.03	$26.97

Total return[d]	10.90%	13.08%	8.40%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.13%	2.11%	2.96%

Expenses net of waiver and payments by affiliates	0.50%	0.50%	0.50%

Net investment income	1.60%	1.56%	1.69%

Supplemental data

Net assets, end of period (000’s)	$11,577	$6,005	$5,393

Portfolio turnover rate[f]	18.51%	65.68%	12.55%

aFor the period September 20, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin Liberty U.S. Low Volatility ETF

		Shares	Value

	Common Stocks 100.2%
	Communication Services 3.0%
	AT&T Inc.	5,108	$171,527
	Verizon Communications Inc.	3,186	170,100

			341,627

	Consumer Discretionary 13.4%
	Comcast Corp., A	4,567	161,717
	Lowe’s Cos. Inc.	1,466	168,326
	Marriott International Inc., A	1,299	171,507
	McDonald’s Corp.	1,070	179,000
	Starbucks Corp.	3,075	174,783
	The Home Depot Inc.	805	166,756
	The TJX Cos. Inc.	1,558	174,527
	The Walt Disney Co.	1,552	181,491
	Yum! Brands Inc.	1,925	175,002

			1,553,109

	Consumer Staples 6.3%
	Church & Dwight Co. Inc.	2,496	148,187
	Colgate-Palmolive Co.	2,168	145,148
	PepsiCo Inc.	1,294	144,669
	The Coca-Cola Co.	3,204	147,993
	The Procter & Gamble Co.	1,753	145,902

			731,899

	Energy 5.9%
	Chevron Corp.	1,106	135,242
	EOG Resources Inc.	1,100	140,327
	Exxon Mobil Corp.	1,562	132,801
	Occidental Petroleum Corp.	1,665	136,813
	Valero Energy Corp.	1,205	137,069

			682,252

	Financials 13.6%
	Arthur J. Gallagher & Co.	1,653	123,049
	BB&T Corp.	2,457	119,263
	BlackRock Inc.	259	122,075
	Chubb Ltd.	893	119,341
	Intercontinental Exchange Inc.	1,614	120,872
	JPMorgan Chase & Co.	1,064	120,062
	S&P Global Inc.	588	114,889
	The Progressive Corp.	1,792	127,304
	The Travelers Cos. Inc.	945	122,576
	U.S. Bancorp	2,280	120,407
	W.R. Berkley Corp.	1,600	127,888
	Wells Fargo & Co.	2,268	119,206
	Willis Towers Watson PLC	844	118,953

			1,575,885

	Health Care 14.5%
	Abbott Laboratories	2,200	161,392
	Baxter International Inc.	1,941	149,632
	Becton Dickinson and Co.	579	151,119
	Danaher Corp.	1,402	152,341
	Johnson & Johnson	1,073	148,256
a	Laboratory Corp. of America Holdings	881	153,012
	Medtronic PLC	1,562	153,654
	Merck & Co. Inc.	2,154	152,805
	Pfizer Inc.	3,484	153,540
	Stryker Corp.	868	154,226
	UnitedHealth Group Inc.	568	151,111

			1,681,088

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty U.S. Low Volatility ETF (continued)

		Shares	Value

	Common Stocks (continued)
	Industrials 10.1%
	Fortive Corp.	1,146	$96,493
	General Dynamics Corp.	483	98,880
	Honeywell International Inc.	594	98,842
	Illinois Tool Works Inc.	671	94,691
	Lockheed Martin Corp.	290	100,328
	Northrop Grumman Corp.	315	99,972
	Raytheon Co.	480	99,197
	Republic Services Inc.	1,319	95,838
	Roper Technologies Inc.	319	94,491
	United Parcel Service Inc., B	833	97,253
	United Technologies Corp.	701	98,007
a	Verisk Analytics Inc.	822	99,092

			1,173,084

	Information Technology 24.6%
	Accenture PLC, A	890	151,478
a	Alphabet Inc., A	143	172,613
a	Alphabet Inc., C	143	170,666
	Amphenol Corp., A	1,617	152,030
	Analog Devices Inc.	1,628	150,525
	Apple Inc.	706	159,373
	Automatic Data Processing Inc.	1,049	158,042
	Cisco Systems Inc.	3,262	158,696
	Fidelity National Information Services Inc.	1,418	154,661
a	Fiserv Inc.	1,942	159,982
	Intuit Inc.	698	158,725
	Mastercard Inc., A	706	157,163
	Microsoft Corp.	1,380	157,831
	Motorola Solutions Inc.	1,238	161,113
a	Synopsys Inc.	1,558	153,634
	Texas Instruments Inc.	1,436	154,069
	Total System Services Inc.	1,588	156,799
	Visa Inc., A	1,046	156,994

			2,844,394

	Materials 2.8%
	Air Products and Chemicals Inc.	486	81,186
	DowDuPont Inc.	1,197	76,979
	Ecolab Inc.	521	81,683
	Praxair Inc.	500	80,365

			320,213

	Real Estate 3.3%
	Alexandria Real Estate Equities Inc.	767	96,481
	American Tower Corp.	652	94,736
	Equity Residential	1,436	95,149
	UDR Inc.	2,401	97,072

			383,438

	Utilities 2.7%
	Consolidated Edison Inc.	1,021	77,790
	DTE Energy Co.	733	79,992
	Duke Energy Corp.	999	79,940
	Xcel Energy Inc.	1,695	80,021

			317,743

	Total Investments (Cost $10,000,062) 100.2%		11,604,732
	Other Assets, less Liabilities (0.2)%		(28,176)

	Net Assets 100.0%		$11,576,556

aNon-income producing.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2018 (unaudited)

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$10,775,943	$27,508,997	$10,000,062

Value – Unaffiliated issuers	$11,189,661	$26,887,000	$11,604,732
Cash	102,838	120,938	21,470
Foreign currency, at value (cost $1,335, $— and $—, respectively)	1,338	—	—
Receivables:
Investment securities sold	222,629	—	—
Dividends and interest	26,059	264,204	15,501
Affiliates	9,688	915	—

Total assets	11,552,213	27,273,057	11,641,703

Liabilities:
Payables:
Investment securities purchased	194,332	—	—
Management fees	—	—	9,508
Transfer agent fees	19,521	19,521	19,521
Distributions to shareholders	—	75,939	—
Custodian fees	27,979	27,892	1,522
Professional fees	41,153	41,059	23,784
Reports to shareholders	1,901	10,304	3,388
Registration and filing fees	6,041	3,809	3,814
Pricing fees	15,342	7,128	2,076
Accrued expenses and other liabilities	5,426	6,728	1,534

Total liabilities	311,695	192,380	65,147

Net assets, at value	$11,240,518	$27,080,677	$11,576,556

Net assets consist of:
Paid-in capital	$10,755,331	$28,128,803	$9,471,598
Total distributable earnings (loss)	485,187	(1,048,126)	2,104,958

Net assets, at value	$11,240,518	$27,080,677	$11,576,556

Shares outstanding	400,000	1,150,000	350,000

Net asset value per share	$28.10	$23.55	$33.08

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended September 30, 2018 (unaudited)

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$153,459	$—	$112,900
Interest:
Unaffiliated issuers	—	795,991	—

Total investment income	153,459	795,991	112,900

Expenses:
Management fees (Note 3a)	30,352	110,246	26,896
Transfer agent fees	7,822	7,821	7,821
Custodian fees	13,148	12,615	610
Reports to shareholders	2,165	5,944	1,803
Registration and filing fees	5,794	3,789	3,818
Professional fees	39,793	32,128	13,154
Trustees’ fees and expenses	580	5,612	615
Pricing fees	15,599	10,306	3,814
Other	3,444	2,773	2,479

Total expenses	118,697	191,234	61,010
Expenses waived/paid by affiliates (Note 3c)	(88,349)	(129,497)	(34,115)

Net expenses	30,348	61,737	26,895

Net investment income	123,111	734,254	86,005

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(12,467)	(333,271)	47,306
In-kind redemptions	—	—	304,968
Foreign currency transactions	(2,273)	—	—

Net realized gain (loss)	(14,740)	(333,271)	352,274

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(408,582)	(413,335)	752,256
Translation of other assets and liabilities denominated in foreign currencies	(169)	—	—

Net change in unrealized appreciation (depreciation)	(408,751)	(413,335)	752,256

Net realized and unrealized gain (loss)	(423,491)	(746,606)	1,104,530

Net increase (decrease) in net assets resulting from operations	$(300,380)	$(12,352)	$1,190,535

[a]Foreign taxes withheld on dividends	$17,298	$—	$—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty International Opportunities ETF		Franklin Liberty Investment Grade Corporate ETF
	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$123,111	$90,666	$734,254	$1,488,244
Net realized gain (loss)	(14,740)	170,722	(333,271)	30,394
Net change in unrealized appreciation (depreciation)	(408,751)	627,771	(413,335)	(129,279)

Net increase (decrease) in net assets resulting from operations	(300,380)	889,159	(12,352)	1,389,359

Distributions to shareholders (Note 1d)	(89,600)	(227,066)	(648,419)	(1,520,545)

Capital share transactions: (Note 2)	5,852,625	—	(11,812,101)	(13,583,504)

Net increase (decrease) in net assets	5,462,645	662,093	(12,472,872)	(13,714,690)
Net assets:
Beginning of period	5,777,873	5,115,780	39,553,549	53,268,239

End of period (Note 1d)	$11,240,518	$5,777,873	$27,080,677	$39,553,549

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Liberty U.S. Low Volatility ETF
	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$86,005	$89,984
Net realized gain (loss)	352,274	135,509
Net change in unrealized appreciation (depreciation)	752,256	476,798

Net increase (decrease) in net assets resulting from operations	1,190,535	702,291

Distributions to shareholders (Note 1d)	(80,047)	(90,569)

Capital share transactions: (Note 2)	4,461,048	—

Net increase (decrease) in net assets	5,571,536	611,722
Net assets:
Beginning of period	6,005,020	5,393,298

End of period (Note 1d)	$11,576,556	$6,005,020

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-five separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined, for all funds except Franklin Liberty Investment Grade Corporate ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

d. Security Transactions, Investment Income, Expenses and Distributions (continued)

not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective with the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statement of Changes in Net Assets, therefore prior period amounts are presented below.

For the year ended March 31, 2018, distributions to shareholders were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Distributions from net investment income:	$(147,219)	$(1,520,545)	$(90,569)
Distributions from net realized gains:	$(79,847)	$—	$—

For the year ended March 31, 2018, undistributed net investment income/distribution in excess of net investment income included in net asset were as follows:

Funds	Undistributed net investment income	Distribution in excess of net investment income
Franklin Liberty International Opportunities ETF	$—	$(18,841)
Franklin Liberty Investment Grade Corporate ETF	12,565	—
Franklin Liberty U.S. Low Volatility ETF	9,716	—

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty International Opportunities ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	200,000	$5,852,625	—	$—

Net increase (decrease)	200,000	$5,852,625	—	$—

	Franklin Liberty Investment Grade Corporate ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,200,485	400,000	$9,845,321
Shares redeemed	(550,000)	(13,012,586)	(950,000)	(23,428,825)

Net increase (decrease)	(500,000)	$(11,812,101)	(550,000)	$(13,583,504)

	Franklin Liberty U.S. Low Volatility ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	200,000	$6,049,155	—	$—
Shares redeemed	(50,000)	(1,588,107)	—	—

Net increase (decrease)	150,000	$4,461,048	—	$—

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea)	Investment manager

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

Subsidiary	Affiliation
Franklin Templeton Investments (ME) Limited (FTIME)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

Franklin Liberty International Opportunities ETF and Franklin Liberty U.S. Low Volatility ETF pay an investment management fee to Advisers of 0.600% and 0.500%, respectively, per year of the average daily net assets of each of the Funds.

Franklin Liberty Investment Grade Corporate ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

For the period ended September 30, 2018, the gross effective investment management fee rate was 0.625% of the Franklin Liberty Investment Grade Corporate ETF’s average daily net assets.

Under a subadvisory agreement, FTI Brasil, FTIML, FT Korea, FTIME, FTIC and TAML, affiliates of Advisers, provide subadvisory services to Franklin Liberty International Opportunities ETF. FT Institutional, an affiliate of Advisers, provides subadvisory services to Franklin Liberty Investment Grade Corporate ETF. The subadvisory fee is paid by Advisers based on each Fund’s average daily net assets, and is not an additional expense of the Funds.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, and Franklin Liberty U.S. Low Volatility ETF so that the expenses (including acquired fund fees and expenses) of the Funds do not exceed 0.60%, 0.35%, and 0.50%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

d. Other Affiliated Transactions

At September 30, 2018, the shares of Franklin Liberty Investment Grade Corporate ETF were owned by the following investment companies.

Fund	Shares	Percentage of Outstanding Shares[a]
Franklin Total Return Fund	400,000	34.8%
Franklin Balanced Fund	300,000	26.1%

	700,000	60.9%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At September 30, 2018, the capital loss carryforwards were as follows:

Franklin Liberty Investment Grade Corporate ETF
Capital loss carryforwards not subject to expiration:
Short term	$86,020
Long term	—

Total capital loss carryforwards	$86,020

At September 30, 2018, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Cost of investments	$10,826,110	$27,610,161	$10,008,320

Unrealized appreciation	$1,005,739	$102,455	$1,630,822
Unrealized depreciation	(642,188)	(825,616)	(34,410)

Net unrealized appreciation (depreciation)	$363,551	$(723,161)	$1,596,412

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, bond discounts and premiums and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2018, were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Purchases	$2,062,833	$3,111,871	$1,900,578
Sales	$1,336,699	$14,970,169	$1,875,717

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions (continued)

In-kind transactions associated with creation and redemptions for the period ended September 30, 2018, were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Cost of Securities Received	$5,082,467	$—	$6,040,374
Value of Securities Delivered[a]	$—	$—	$1,582,844

aRealized gains and losses from in-kind redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Liberty International Opportunities ETF

Assets:
Investments in Securities:[a,b]
Equity Investments	$11,189,661	$—	$—	$11,189,661

Franklin Liberty Investment Grade Corporate ETF

Assets:
Investments in Securities:[b]
Corporate Bonds	$—	$26,102,000	$—	$26,102,000
Short Term Investments	—	785,000	—	785,000

Total Investments in Securities	$—	$26,887,000	$—	$26,887,000

Franklin Liberty U.S. Low Volatility ETF

Assets:
Investments in Securities:[b]
Equity Investments	$11,604,732	$—	$—	$11,604,732

aIncludes common and preferred stocks.

bFor detail categories, see the accompanying Statement of Investments.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

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FRANKLIN TEMPLETON ETF TRUST

Tax Information (unaudited)

At September 30, 2018, more than 50% of Franklin Liberty International Opportunities ETF total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 21, 2018, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income, and foreign source qualified dividends as reported by the Fund to shareholders of record.

Fund	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share
Franklin Liberty International Opportunities ETF	$0.0329	$0.3084	$0.1492

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2019, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2018. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2018 individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Liberty International Opportunities ETF

Franklin Liberty Investment Grade Corporate ETF

Franklin Liberty U.S. Low Volatility ETF

(each a Fund)

At in-person meetings held on April 9, 2018 (April Meeting) and May 16, 2018 (May Meeting, and collectively with the April Meeting, the Meetings), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (FAI) and the Trust, on behalf of each Fund, the investment sub-advisory agreements between FAI and each of Templeton Asset Management Ltd. (TAML), Franklin Templeton Investment Management Limited (FTIML), Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil), Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea), Franklin Templeton Investments Corp. (FTIC) and Franklin Templeton Investments (ME) Limited (FTIME), affiliates of FAI, on behalf of the Franklin Liberty International Opportunities ETF and the investment sub-advisory agreement between FAI and Franklin Templeton Institutional, LLC (FTIL), an affiliate of FAI, on behalf of the Franklin Liberty Investment Grade Corporate ETF (each a Management Agreement) for an additional one-year period. TAML, FTIML, FTI Brasil, FT Korea, FTIC, FTIME and FTIL are referred to herein individually, as a Sub-Adviser and collectively, as the Sub-Advisers. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAI and the Sub-Advisers are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meetings and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to FAI by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meetings, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement at the Meetings, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.

FUND PERFORMANCE. The Board reviewed and considered the performance results of each Fund, as applicable, for the one-year periods ended December 31, 2017 at the April Meeting and March 31, 2018 at the May Meeting. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with the Manager about the performance of the Funds to date and the importance of performance to asset growth. A summary of each Fund’s performance results is below.

Franklin Liberty International Opportunities ETF – The Board noted that the Fund commenced operations on January 25, 2017, and thus the Fund did not have investment performance for the Board to review and consider for the one-year period ended December 31, 2017. With respect to the period ended March 31, 2018, the Fund’s Performance Universe included the Fund and all retail and institutional international multi-cap core funds. The Board noted that the Fund’s annualized total return for the one-year period ended March 31, 2018 was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Franklin Liberty Investment Grade Corporate ETF – The Performance Universe for this Fund included the Fund and all retail and institutional BBB-rated corporate debt funds. The Fund commenced operations on October 3, 2016, and thus has been in operation for less than three years. The Board noted that the Fund’s annualized total returns for the one-year periods ended December 31, 2017 and March 31, 2018 were above the medians of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Franklin Liberty U.S. Low Volatility ETF – The Performance Universe for this Fund included the Fund and all retail and institutional large-cap core funds. The Fund commenced operations on September 20, 2016, and thus has been in operation for less than three years. The Board noted that the Fund’s annualized total returns for the one-year periods ended December 31, 2017 and March 31, 2018 were below the medians of its Performance Universe. The Board concluded that the Fund’s performance was acceptable given its short period of operation. In doing so, the Board noted management’s explanation that while the Fund underperformed its broadly defined Performance Universe, it performed strongly over the one-year period ended March 31, 2018 against a more meaningful and more appropriately defined subset of the Performance Universe that was comprised of low volatility exchange-traded funds and mutual funds that are more comparable to its strategy.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers (Management Rate), if any, of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin Liberty International Opportunities ETF and Franklin Liberty U.S. Low Volatility ETF – The Expense Group for the Franklin Liberty International Opportunities ETF was comprised of actively managed exchange-traded funds, which included the Fund, one other international multi-cap core fund and one international multi-cap growth fund. The Expense Group for the Franklin Liberty U.S. Low Volatility ETF included

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

the Fund, one other large-cap core fund and one multi-cap core fund. The Board noted that the Management Rates and actual total expense ratios for these Funds were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are reasonable. In doing so, the Board noted the small size of each Fund’s Expense Group and that each Fund’s actual total expense ratio reflected a fee waiver from management. The Board also noted that the Sub-Advisers to the Franklin Liberty International Opportunities ETF are paid by FAI out of the management fee FAI receives from the Fund.

Franklin Liberty Investment Grade Corporate ETF – The Expense Group for this Fund was comprised of actively managed exchange-traded funds, which included the Fund, one other BBB-rated corporate debt fund, one short-intermediate investment-grade debt fund, one short investment-grade debt fund and one core bond fund. The Board noted that the Management Rate for the Fund was slightly above the median of its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable. In doing so, the Board noted the small size of the Expense Group and that the Fund’s actual total expense ratio reflected a fee waiver from management. The Board also noted that the Sub-Adviser to the Fund is paid by FAI out of the management fee FAI receives from the Fund.

PROFITABILITY. The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2017, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to Franklin Resources, Inc. and certain Franklin Templeton funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

ECONOMIES OF SCALE. The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for the Franklin Investment Grade Corporate ETF, which operates generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Managers’ view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the Franklin Templeton family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by a Manager and its affiliates, the Franklin Investment Grade Corporate ETF’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows. The Board noted that at the end of 2017, the net assets of each of the Franklin Liberty International Opportunities ETF and the Franklin Liberty U.S. Low Volatility ETF were approximately $6 million. The Board recognized that there would not likely be any economies of scale until these Funds’ assets grow.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at libertyshares.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at libertyshares.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report
Franklin Templeton ETF Trust
Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2018 Franklin Templeton Investments. All rights reserved.	ETF2 S 11/18

Franklin Templeton

ETF Trust

Semiannual Report

September 30, 2018

Franklin LibertyQ U.S. Equity ETF
Franklin LibertyQ U.S. Mid Cap Equity ETF
Franklin LibertyQ U.S. Small Cap Equity ETF

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit libertyshares.com for fund

updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Economic and Market Overview

The U.S. economy grew during the six months under review. The economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 4.1% in March 2018, as reported at the beginning of the six-month period, to a nearly 49-year low of 3.7% at period-end.1 Annual inflation, as measured by the Consumer Price Index, decreased from 2.4% in March 2018, as reported at the beginning of the period, to 2.3% at period-end.1

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June 2018 meeting and continued reducing its balance sheet as part of an ongoing plan to normalize monetary policy. In his congressional testimony in July 2018 and at the Fed symposium in August, Fed Chair Jerome Powell reiterated the Fed’s intention to gradually raise interest rates. At its September 2018 meeting, the Fed raised its target range for the federal funds rate 0.25% to 2.00%–2.25%, as widely expected. Furthermore, the Fed raised its forecast for U.S. economic growth in 2018 and 2019 and projected one more rate increase in 2018.

U.S. equity markets rose overall during the period, benefiting from mostly upbeat economic data, better U.S. corporate earnings and expectations of gradual rate increases.

However, markets were pressured at certain times during the period by fears of tighter regulation of information technology and technology-related companies, as well as concerns that strong economic growth and rising inflation would lead the Fed to increase its target rate faster than expected. Other factors that curbed investor sentiment included tensions between the U.S. and North Korea earlier in the period, political uncertainties in the U.S., the Trump administration’s protectionist policies and escalating trade tensions between the U.S. and China. Partially offsetting these concerns were an overall easing of tensions in the Korean peninsula in the latter part of the period, intermittent U.S.-China trade negotiations, an agreement between the U.S. and the European Union to try to reduce trade barriers and a trade deal between the U.S. and Mexico that Canada joined at period-end. In this environment, the broad U.S. stock market, as measured by the Standard & Poor’s® 500 Index, reached a new all-time high and generated a +11.41% total return for the period.2

The foregoing information reflects our analysis and opinions as of September 30, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: U.S. Bureau of Labor Statistics.

2. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LibertyQ U.S. Equity ETF

This semiannual report for Franklin LibertyQ U.S. Equity ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 1000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 1000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +10.31% based on market price and +10.66% based on net asset value (NAV). In comparison, the LibertyQ U.S. Large Cap Equity Index generated a +10.85% total return for the same period, while the Russell 1000® Index produced a +11.25% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Information Technology	21.1%
Consumer Discretionary	21.1%
Consumer Staples	14.4%
Industrials	12.2%
Health Care	12.1%
Utilities	7.2%
Financials	4.7%
Communication Services	2.2%
Materials	1.9%
Real Estate	1.7%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Large Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 1000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

2. Source: Factset.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
AT&T Inc. Communication Services	1.2%
Eli Lilly & Co. Health Care	1.2%
The TJX Cos. Inc. Consumer Discretionary	1.2%
CVS Health Corp. Consumer Staples	1.1%
Pfizer Inc. Health Care	1.1%
Biogen Inc. Health Care	1.1%
Apple Inc. Information Technology	1.1%
NIKE Inc., B Consumer Discretionary	1.1%
Mastercard Inc., A Information Technology	1.1%
The Walt Disney Co. Consumer Discretionary	1.1%

Thank you for your participation in Franklin LibertyQ U.S. Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+10.66%	+10.31%	+10.66%	+10.31%
1-Year	+18.99%	+19.19%	+18.99%	+19.19%
Since Inception (4/26/17)	+25.98%	+26.11%	+17.53%	+17.61%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.204408

Total Annual Operating Expenses5

0.25%

All investments involve risks, including possible loss of principal. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,106.60	$1.32	$1,023.82	$1.27	0.25%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ U.S. Mid Cap Equity ETF

This semiannual report for Franklin LibertyQ U.S. Mid Cap Equity ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell Midcap® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell Midcap® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +9.83% based on market price and +10.24% based on net asset value (NAV). In comparison, the LibertyQ U.S. Mid Cap Equity Index delivered a +10.44% total return for the same period, while the Russell Midcap® Index produced a +7.96% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Consumer Discretionary	28.4%
Industrials	18.4%
Information Technology	14.3%
Financials	11.7%
Health Care	9.6%
Consumer Staples	8.8%
Real Estate	5.0%
Materials	2.0%
Utilities	1.5%
Energy	0.2%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Mid Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell Midcap® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represents a modest amount of the Russell 1000® Index’s total market capitalization.

2. Source: Factset.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 26.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
O’Reilly Automotive Inc. Consumer Discretionary	1.2%
Edwards Lifesciences Corp. Health Care	1.2%
NetApp Inc. Information Technology	1.2%
Ross Stores Inc. Consumer Discretionary	1.2%
Dollar General Corp. Consumer Discretionary	1.2%
Clorox Co. Consumer Staples	1.2%
AutoZone Inc. Consumer Discretionary	1.1%
IDEXX Laboratories Inc. Health Care	1.1%
Align Technology Inc. Health Care	1.1%
Best Buy Co. Inc. Consumer Discretionary	1.1%

Thank you for your participation in Franklin LibertyQ U.S. Mid Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+10.24%	+9.83%	+10.24%	+9.83%
1-Year	+19.20%	+19.13%	+19.20%	+19.13%
Since Inception (4/26/17)	+21.37%	+21.43%	+14.50%	+14.54%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.185086

Total Annual Operating Expenses5

0.30%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Historically, mid-size company securities have been more volatile in price than larger company securities, especially over the short term. Mid-size companies may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,102.40	$1.58	$1,023.56	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ U.S. Small Cap Equity ETF

This semiannual report for Franklin LibertyQ U.S. Small Cap Equity ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 2000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 2000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the six-month period, the Fund had a cumulative total return of +12.88% based on market price and posted a cumulative total return of +13.22% based on net asset value (NAV). In comparison, the LibertyQ U.S. Small Cap Equity Index delivered a +13.45% total return for the same period, while the Russell 2000® Index produced a +11.61% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Consumer Discretionary	29.2%
Industrials	16.8%
Information Technology	15.8%
Health Care	10.9%
Financials	8.1%
Consumer Staples	5.9%
Utilities	5.9%
Real Estate	4.8%
Materials	1.3%
Communication Services	0.9%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Small Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell 2000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 2000® Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000® Index, which represent a small amount of the total market capitalization of the Russell 3000® Index.

2. Source: Factset.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 32.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
Five Below Inc. Consumer Discretionary	1.4%
Texas Roadhouse Inc., A Consumer Discretionary	1.0%
Insperity Inc. Industrials	0.9%
Globus Medical Inc., A Health Care	0.8%
American Eagle Outfitters Inc. Consumer Discretionary	0.8%
Ollie’s Bargain Outlet Holdings Inc. Consumer Discretionary	0.8%
Trex Co. Inc. Industrials	0.7%
Essent Group Ltd. Financials	0.7%
Amedisys Inc. Health Care	0.7%
IDACORP Inc. Utilities	0.7%

Thank you for your participation in Franklin LibertyQ U.S. Small Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+13.22%	+12.88%	+13.22%	+12.88%
1-Year	+18.22%	+21.73%	+18.22%	+21.73%
Since Inception (4/26/17)	+20.39%	+20.00%	+13.85%	+13.59%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.143472

Total Annual Operating Expenses5

0.35%

All investments involve risks, including possible loss of principal. Generally, those offering potential for higher returns are accompanied by a higher degree of risk. Stock prices fluctuate, sometime rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Smaller, mid-sized and relative new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. Smaller companies may be more susceptible to particular events or economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,132.20	$1.87	$1,023.31	$1.78	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	17

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Equity ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$28.51	$25.44

Income from investment operations[b]:

Net investment income[c]	0.31	0.53

Net realized and unrealized gains (losses)	2.72	2.98

Total from investment operations	3.03	3.51

Less distributions from net investment income	(0.20)	(0.44)

Net asset value, end of period	$31.34	$28.51

Total return[d]	10.66%	13.84%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.25%	0.32%	[f]

Expenses net of waiver and payments by affiliates	0.25%	0.25%	[f]

Net investment income	2.08%	2.10%

Supplemental data

Net assets, end of period (000’s)	$385,467	$108,326

Portfolio turnover rate[g]	8.23%	20.80%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

18	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin LibertyQ U.S. Equity ETF

		Shares	Value
	Common Stocks 99.8%
	Communication Services 2.2%
	AT&T Inc.	138,498	$4,650,763
	Verizon Communications Inc.	75,276	4,018,985

			8,669,748

	Consumer Discretionary 21.1%
a	AMC Networks Inc., A	2,214	146,877
	Aptiv PLC	12,792	1,073,249
a	AutoZone Inc.	738	572,467
	Best Buy Co. Inc.	22,632	1,796,076
	Carnival Corp.	25,338	1,615,804
	Carter’s Inc.	3,690	363,834
	Choice Hotels International Inc.	2,952	245,902
	Comcast Corp., A	108,978	3,858,911
	Darden Restaurants Inc.	11,808	1,312,932
	Dick’s Sporting Goods Inc.	7,134	253,114
	Dollar General Corp.	11,070	1,209,951
	Domino’s Pizza Inc.	3,690	1,087,812
	Foot Locker Inc.	13,038	664,677
	Ford Motor Co.	97,170	898,823
	Garmin Ltd.	11,070	775,454
	Gentex Corp.	20,664	443,449
	Genuine Parts Co.	12,546	1,247,072
a	Grand Canyon Education Inc.	1,230	138,744
	H&R Block Inc.	21,648	557,436
	Hasbro Inc.	10,086	1,060,240
	John Wiley & Sons Inc., A	984	59,630
	Kohl’s Corp.	16,236	1,210,394
	L Brands Inc.	22,140	670,842
	Las Vegas Sands Corp.	15,990	948,687
	Lear Corp.	4,674	677,730
	Leggett & Platt Inc.	11,070	484,755
	Lowe’s Cos. Inc.	33,456	3,841,418
a	Lululemon Athletica Inc.	8,364	1,359,066
	Macy’s Inc.	23,124	803,097
	McDonald’s Corp.	22,386	3,744,954
a	Michael Kors Holdings Ltd.	15,006	1,028,811
	Newell Brands Inc.	10,824	219,727
	NIKE Inc., B	49,938	4,230,747
	Nordstrom Inc.	10,578	632,670
a	NVR Inc.	178	439,802
a	O’Reilly Automotive Inc.	7,626	2,648,662
	Omnicom Group Inc.	15,498	1,054,174
	Penske Automotive Group Inc.	984	46,632
	Polaris Industries Inc.	5,658	571,175
	Pool Corp.	2,706	451,577
	Ralph Lauren Corp.	1,230	169,187
	Ross Stores Inc.	40,098	3,973,712
b	Sirius XM Holdings Inc.	30,258	191,231
	Six Flags Entertainment Corp.	1,968	137,406
	Starbucks Corp.	63,222	3,593,538
	Tapestry Inc.	26,814	1,347,940
	Target Corp.	36,408	3,211,550
	The Gap Inc.	24,108	695,516
	The Home Depot Inc.	19,188	3,974,794
	The Interpublic Group of Cos. Inc.	9,348	213,789
a	The Michaels Cos. Inc.	7,626	123,770
	The TJX Cos. Inc.	39,606	4,436,664
	The Walt Disney Co.	35,670	4,171,250

libertyshares.com	Semiannual Report	19

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
	Thor Industries Inc.	3,690	$308,853
	Tiffany & Co.	7,134	920,072
	Tractor Supply Co.	10,332	938,972
a	Ulta Beauty Inc.	4,920	1,388,030
a	Urban Outfitters Inc.	6,150	251,535
	VF Corp.	29,028	2,712,667
	Viacom Inc., B	9,348	315,588
	Williams-Sonoma Inc.	8,364	549,682
	Yum! Brands Inc.	35,178	3,198,032

			81,271,152

	Consumer Staples 14.4%
	Altria Group Inc.	64,452	3,887,100
	Archer-Daniels-Midland Co.	13,038	655,420
	Brown-Forman Corp., A	4,674	237,439
	Brown-Forman Corp., B	15,252	770,989
	Campbell Soup Co.	16,236	594,725
	Casey’s General Stores Inc.	2,460	317,611
	Church & Dwight Co. Inc.	21,894	1,299,847
	Clorox Co.	13,284	1,998,046
	Colgate-Palmolive Co.	54,858	3,672,743
	Costco Wholesale Corp.	17,220	4,044,634
	CVS Health Corp.	55,842	4,395,882
	Estee Lauder Cos. Inc., A	20,172	2,931,395
	Flowers Foods Inc.	12,792	238,699
	General Mills Inc.	47,970	2,058,872
	Hormel Foods Corp.	24,354	959,548
	Ingredion Inc.	4,920	516,403
	Lamb Weston Holdings Inc.	9,348	622,577
	McCormick & Co. Inc.	10,086	1,328,830
a	Monster Beverage Corp.	16,236	946,234
	Nu Skin Enterprises Inc., A	4,182	344,680
	PepsiCo Inc.	35,670	3,987,906
	Philip Morris International Inc.	45,018	3,670,768
a	Pilgrim’s Pride Corp.	5,166	93,453
a	Sprouts Farmers Market Inc.	3,198	87,657
	Sysco Corp.	41,820	3,063,315
	The Hershey Co.	14,022	1,430,244
	The J. M. Smucker Co.	2,706	277,663
	The Procter & Gamble Co.	48,954	4,074,441
	Tyson Foods Inc.	21,156	1,259,417
	Walgreens Boots Alliance Inc.	20,418	1,488,472
	Walmart Inc.	43,542	4,089,029

			55,344,039

	Energy 1.2%
	Phillips 66	10,086	1,136,894
	Valero Energy Corp.	29,766	3,385,882

			4,522,776

	Financials 4.7%
	AGNC Investment Corp.	23,616	439,966
	American National Insurance Co.	984	127,221
	Annaly Capital Management Inc.	47,970	490,733
	Chimera Investment Corp.	13,284	240,839
	Erie Indemnity Co., A	1,722	219,607
	Evercore Inc.	984	98,941
	Everest Re Group Ltd.	984	224,814

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Financials (continued)
	FactSet Research Systems Inc.	2,460	$550,327
	Fidelity National Financial Inc.	13,776	542,086
	Lazard Ltd., A	10,578	509,119
	MarketAxess Holdings Inc.	2,460	439,085
	Marsh & McLennan Cos. Inc.	34,686	2,869,226
	Mercury General Corp.	2,460	123,394
	Morningstar Inc.	1,476	185,828
	MSCI Inc.	5,412	960,143
	People’s United Financial Inc.	25,338	433,787
	Realty Income Corp.	24,354	1,385,499
	S&P Global Inc.	14,760	2,883,956
	Santander Consumer USA Holdings Inc.	7,380	147,895
	SEI Investments Co.	5,412	330,673
	Simon Property Group Inc.	12,546	2,217,506
	The Progressive Corp.	30,504	2,167,004
	VEREIT Inc.	81,672	592,939

			18,180,588

	Health Care 12.1%
	AbbVie Inc.	36,162	3,420,202
	Amgen Inc.	19,926	4,130,461
a	Biogen Inc.	12,300	4,345,713
	Bristol-Myers Squibb Co.	39,606	2,458,741
a	Cerner Corp.	15,006	966,536
	Chemed Corp.	492	157,233
	Eli Lilly & Co.	42,066	4,514,102
	Encompass Health Corp.	2,214	172,581
a	Exelixis Inc.	11,808	209,238
a	Express Scripts Holding Co.	14,514	1,378,975
	Gilead Sciences Inc.	53,136	4,102,631
	HCA Holdings Inc.	6,396	889,812
a	Intuitive Surgical Inc.	5,904	3,388,896
	Johnson & Johnson	30,012	4,146,758
a	Mettler-Toledo International Inc.	1,968	1,198,473
	Pfizer Inc.	99,630	4,390,694
	ResMed Inc.	12,054	1,390,308
a	United Therapeutics Corp.	4,428	566,253
	UnitedHealth Group Inc.	14,760	3,926,750
a	Varian Medical Systems Inc.	7,872	881,113

			46,635,470

	Industrials 12.2%
	3M Co.	18,204	3,835,765
	Alaska Air Group Inc.	11,808	813,099
	BWX Technologies Inc.	6,888	430,776
	C.H. Robinson Worldwide Inc.	13,776	1,348,946
	Cintas Corp.	6,888	1,362,515
	Copa Holdings SA	1,722	137,485
a	Copart Inc.	15,006	773,259
	Cummins Inc.	11,316	1,652,928
	Delta Air Lines Inc.	45,264	2,617,617
	Emerson Electric Co.	50,184	3,843,091
	Expeditors International of Washington Inc.	14,268	1,049,126
	Fastenal Co.	26,814	1,555,748
	Graco Inc.	12,546	581,382
	HEICO Corp., A	4,674	352,887
	Huntington Ingalls Industries Inc.	3,198	818,944
	J.B. Hunt Transport Services Inc.	8,364	994,814

libertyshares.com	Semiannual Report	21

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	Landstar System Inc.	2,952	$360,144
	Lockheed Martin Corp.	11,316	3,914,883
	MSC Industrial Direct Co. Inc., A	2,952	260,101
	Northrop Grumman Corp.	11,070	3,513,286
	Old Dominion Freight Line Inc.	4,674	753,729
	Raytheon Co.	17,220	3,558,685
	Robert Half International Inc.	12,546	882,988
	Rockwell Automation Inc.	10,824	2,029,717
	Rollins Inc.	9,348	567,330
	Schneider National Inc., B	1,230	30,725
	Southwest Airlines Co.	38,622	2,411,944
	Toro Co.	10,824	649,115
	Union Pacific Corp.	25,092	4,085,730
	W.W. Grainger Inc.	4,674	1,670,534
	Watsco Inc.	1,968	350,501

			47,207,794

	Information Technology 21.1%
	Accenture PLC, A	23,124	3,935,705
a	Adobe Systems Inc.	12,054	3,253,977
	Amdocs Ltd.	13,038	860,247
	Apple Inc.	19,188	4,331,499
	Applied Materials Inc.	68,880	2,662,212
a	Arista Networks Inc.	1,476	392,409
	Automatic Data Processing Inc.	27,552	4,150,984
	Broadridge Financial Solutions Inc.	11,070	1,460,687
	CA Inc.	26,814	1,183,838
	Cisco Systems Inc.	83,886	4,081,054
	Cognizant Technology Solutions Corp., A	13,530	1,043,840
a	F5 Networks Inc.	6,150	1,226,433
	FLIR Systems Inc.	9,102	559,500
a	Fortinet Inc.	3,198	295,080
	Genpact Ltd.	5,412	165,661
	Hewlett Packard Enterprise Co.	36,408	593,815
	HP Inc.	155,718	4,012,853
	Intel Corp.	64,944	3,071,202
	International Business Machines Corp.	25,338	3,831,359
	Intuit Inc.	17,712	4,027,709
a	IPG Photonics Corp.	1,476	230,359
	Jack Henry & Associates Inc.	6,888	1,102,631
	KLA-Tencor Corp.	9,840	1,000,826
	Lam Research Corp.	8,610	1,306,137
	Mastercard Inc., A	18,942	4,216,679
a,b	Match Group Inc.	1,968	113,967
	Maxim Integrated Products Inc.	21,402	1,206,859
	Microchip Technology Inc.	17,466	1,378,242
a	Micron Technology Inc.	49,692	2,247,569
	Microsoft Corp.	36,162	4,135,848
	Motorola Solutions Inc.	11,316	1,472,664
	NetApp Inc.	16,236	1,394,510
	NVIDIA Corp.	14,268	4,009,593
	Paychex Inc.	31,242	2,300,973
a	Red Hat Inc.	4,182	569,923
	Skyworks Solutions Inc.	17,712	1,606,656
	Texas Instruments Inc.	31,980	3,431,134
	Ubiquiti Networks Inc.	492	48,639
a	VeriSign Inc.	8,856	1,418,023
a	VMware Inc., A	6,396	998,160

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Western Union Co.	11,070	$210,994
Xilinx Inc.	22,632	1,814,407

		81,354,857

Materials 1.9%
Avery Dennison Corp.	4,674	506,428
Eastman Chemical Co.	3,444	329,660
LyondellBasell Industries NV, A	31,980	3,278,270
NewMarket Corp.	738	299,266
Packaging Corp. of America	3,690	404,756
Praxair Inc.	10,824	1,739,742
Sealed Air Corp.	3,936	158,030
Sonoco Products Co.	7,872	436,896

		7,153,048

Real Estate 1.7%
EPR Properties	4,920	336,577
Gaming and Leisure Properties Inc.	12,546	442,247
Kimco Realty Corp.	21,402	358,270
National Retail Properties Inc.	13,776	617,440
OMEGA Healthcare Investors Inc.	17,712	580,422
Public Storage	14,268	2,876,857
Senior Housing Properties Trust	20,664	362,860
Spirit Realty Capital Inc.	43,788	352,931
STORE Capital Corp.	11,808	328,144
WP Carey Inc.	5,904	379,686

		6,635,434

Utilities 7.2%
Alliant Energy Corp.	15,252	649,278
American Electric Power Co. Inc.	38,622	2,737,527
Atmos Energy Corp.	7,380	693,056
Consolidated Edison Inc.	22,632	1,724,332
DTE Energy Co.	15,006	1,637,605
Duke Energy Corp.	43,050	3,444,861
Eversource Energy	15,498	952,197
Exelon Corp.	79,458	3,469,136
Hawaiian Electric Industries Inc.	8,364	297,675
NextEra Energy Inc.	21,648	3,628,205
OGE Energy Corp.	12,300	446,736
PG&E Corp.	39,360	1,810,954
Pinnacle West Capital Corp.	9,348	740,175
Public Service Enterprise Group Inc.	46,494	2,454,418
Vectren Corp.	6,888	492,423
WEC Energy Group Inc.	12,054	804,725
Xcel Energy Inc.	39,606	1,869,799

		27,853,102

Total Investments before Short Term Investments (Cost $363,942,560)		384,828,008

libertyshares.com	Semiannual Report	23

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Short-Term Investments (Cost $153,935) 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	Money Market Funds 0.1%
c,d	Institutional Fiduciary Trust Money Market Portfolio, 1.69%	153,935	$153,935

	Total Investments (Cost $364,096,495) 99.9%		384,981,943
	Other Assets, less Liabilities 0.1%		485,339

	Net Assets 100.0%		$385,467,282

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2018. See Note 1(c).

cSee Note 3(c) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day yield at period end.

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(b).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
S&P 500 E-Mini	Long	3	$437,850	12/21/18	$1,528

*As of period end.

See Note 6 regarding other derivative information..

See Abbreviations on page 53.

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Mid Cap Equity ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$27.70	$25.51

Income from investment operations[b]:

Net investment income[c]	0.24	0.38

Net realized and unrealized gains (losses)	2.60	2.18

Total from investment operations	2.84	2.56

Less distributions from net investment income	(0.19)	(0.37)

Net asset value, end of period	$30.35	$27.70

Total return[d]	10.24%	10.09%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.30%	0.99%	[f]

Expenses net of waiver and payments by affiliates	0.30%	0.30%	[f]

Net investment income	1.63%	1.58%

Supplemental data

Net assets, end of period (000’s)	$7,589	$2,770

Portfolio turnover rate[g]	15.30%	36.21%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin LibertyQ U.S. Mid Cap Equity ETF

		Shares	Value
	Common Stocks 99.9%
	Consumer Discretionary 28.4%
a	AMC Networks Inc., A	150	$9,951
a	AutoZone Inc.	110	85,327
	Best Buy Co. Inc.	1,040	82,534
	BorgWarner Inc.	450	19,251
a	Burlington Stores Inc.	305	49,691
	Carter’s Inc.	235	23,171
	CBS Corp., B	750	43,087
	Choice Hotels International Inc.	150	12,495
	Cinemark Holdings Inc.	265	10,653
	D.R. Horton Inc.	995	41,969
	Dick’s Sporting Goods Inc.	430	15,256
	Dollar General Corp.	810	88,533
	Domino’s Pizza Inc.	235	69,278
	Foot Locker Inc.	680	34,666
	Garmin Ltd.	515	36,076
a	GCI Liberty Inc.	205	10,455
	Genuine Parts Co.	765	76,041
a	Grand Canyon Education Inc.	110	12,408
	H&R Block Inc.	1,085	27,939
	Hanesbrands Inc.	1,275	23,498
	Hasbro Inc.	555	58,342
a	Hilton Grand Vacations Inc.	305	10,096
	John Wiley & Sons Inc., A	210	12,726
	Kohl’s Corp.	970	72,313
	L Brands Inc.	1,190	36,057
a	Lululemon Athletica Inc.	225	36,560
	Macy’s Inc.	1,805	62,688
a	Michael Kors Holdings Ltd.	805	55,191
	Nordstrom Inc.	685	40,970
a	NVR Inc.	14	34,591
a	O’Reilly Automotive Inc.	265	92,040
	Omnicom Group Inc.	475	32,310
	Penske Automotive Group Inc.	80	3,791
	Pool Corp.	235	39,217
	Ralph Lauren Corp.	250	34,388
	Ross Stores Inc.	895	88,694
a	ServiceMaster Global Holdings Inc.	280	17,368
	Six Flags Entertainment Corp.	345	24,088
a	Skechers USA. Inc., A	510	14,244
	Tapestry Inc.	1,375	69,121
a	Tempur Sealy International Inc.	150	7,935
	The Gap Inc.	1,300	37,505
	The Interpublic Group of Cos. Inc.	1,935	44,253
a	The Michaels Cos. Inc.	650	10,550
	Tiffany & Co.	525	67,709
	Tractor Supply Co.	755	68,614
a	Ulta Beauty Inc.	280	78,994
a	Urban Outfitters Inc.	350	14,315
	VF Corp.	875	81,769
	Viacom Inc., B	735	24,814
	Williams-Sonoma Inc.	475	31,217
	Wyndham Destinations Inc.	635	27,534
	Yum China Holdings Inc.	1,530	53,718

			2,156,001

	Consumer Staples 8.8%
	Brown-Forman Corp., A	200	10,160
	Brown-Forman Corp., B	1,050	53,078

26	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Staples (continued)
	Campbell Soup Co.	880	$32,234
	Church & Dwight Co. Inc.	1,125	66,791
	Clorox Co.	585	87,990
	Coty Inc., A	2,020	25,371
	Energizer Holdings Inc.	215	12,610
	Flowers Foods Inc.	1,045	19,500
a	Herbalife Nutrition Ltd.	520	28,366
	Kellogg Co.	1,095	76,672
	McCormick & Co. Inc.	560	73,780
	Nu Skin Enterprises Inc., A	295	24,314
a	Pilgrim’s Pride Corp.	255	4,613
a	Sprouts Farmers Market Inc.	610	16,720
	The Hershey Co.	725	73,950
	The Kroger Co.	1,965	57,201

			663,350

	Energy 0.2%
	PBF Energy Inc.	355	17,718

	Financials 11.7%
	Ally Financial Inc.	925	24,466
	American National Insurance Co.	40	5,172
	Annaly Capital Management Inc.	4,200	42,966
a	Arch Capital Group Ltd.	1,790	53,360
	Axis Capital Holdings Ltd.	355	20,487
	BGC Partners Inc., A	550	6,501
a	Brighthouse Financial Inc.	240	10,618
	Cincinnati Financial Corp.	355	27,267
	CNA Financial Corp.	130	5,934
a	Credit Acceptance Corp.	55	24,094
	Discover Financial Services	955	73,010
	Evercore Inc.	85	8,547
	Everest Re Group Ltd.	210	47,979
	FactSet Research Systems Inc.	175	39,149
	Fidelity National Financial Inc.	990	38,956
	First American Financial Corp.	440	22,699
	Lazard Ltd., A	525	25,268
	Legg Mason Inc.	265	8,276
	MarketAxess Holdings Inc.	75	13,387
	Mercury General Corp.	125	6,270
	MSCI Inc.	380	67,416
	Nasdaq Inc.	525	45,045
	Navient Corp.	520	7,010
	Prosperity Bancshares Inc.	265	18,378
	Realty Income Corp.	1,230	69,975
	Santander Consumer USA Holdings Inc.	530	10,621
	SEI Investments Co.	780	47,658
	Torchmark Corp.	475	41,178
	Unum Group	1,080	42,195
	W.R. Berkley Corp.	425	33,970

			887,852

	Health Care 9.6%
a	Acadia Healthcare Co. Inc.	315	11,088
a	Align Technology Inc.	215	84,112
a	Cerner Corp.	1,185	76,326
a	Edwards Lifesciences Corp.	515	89,661
	Encompass Health Corp.	280	21,826

libertyshares.com	Semiannual Report	27

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
a	Henry Schein Inc.	720	$61,222
a	IDEXX Laboratories Inc.	340	84,884
a	Masimo Corp.	100	12,454
a	Mednax Inc.	405	18,897
a	Mettler-Toledo International Inc.	120	73,078
a	Premier Inc., A	225	10,301
a	United Therapeutics Corp.	220	28,134
	Universal Health Services Inc., B	440	56,250
a	Varian Medical Systems Inc.	395	44,212
a	Waters Corp.	300	58,404

			730,849

	Industrials 18.4%
	Air Lease Corp.	385	17,664
	Allegion PLC	385	34,869
	Allison Transmission Holdings Inc.	250	13,003
	American Airlines Group Inc.	1,630	67,368
	BWX Technologies Inc.	365	22,827
	C.H. Robinson Worldwide Inc.	690	67,565
	Cintas Corp.	385	76,157
	Copa Holdings SA	140	11,178
	Cummins Inc.	495	72,305
	Donaldson Co. Inc.	565	32,917
	Dun & Bradstreet Corp.	190	27,077
	Equifax Inc.	495	64,632
	Expeditors International of Washington Inc.	815	59,927
	Fastenal Co.	1,325	76,876
	Fortive Corp.	975	82,095
	Graco Inc.	835	38,694
	HEICO Corp., A	275	20,763
	Hubbell Inc., B	210	28,050
a	JetBlue Airways Corp.	1,215	23,522
	KAR Auction Services Inc.	415	24,771
	Landstar System Inc.	85	10,370
	Lennox International Inc.	160	34,944
	ManpowerGroup Inc.	315	27,077
	MSC Industrial Direct Co. Inc., A	235	20,706
	Nielsen Holdings PLC	1,650	45,639
	Old Dominion Freight Line Inc.	315	50,797
	Robert Half International Inc.	675	47,506
	Rockwell Automation Inc.	405	75,946
	Rollins Inc.	525	31,862
	Schneider National Inc., B	120	2,998
	Toro Co.	540	32,384
	W.W. Grainger Inc.	230	82,204
	Watsco Inc.	155	27,605
	Xylem Inc.	555	44,328

			1,396,626

	Information Technology 14.3%
a	Black Knight Inc.	355	18,442
	Booz Allen Hamilton Holding Corp.	770	38,215
	Broadridge Financial Solutions Inc.	240	31,668
	CA Inc.	1,585	69,978
a	Cadence Design Systems Inc.	1,365	61,862
	CDW Corp. of Delaware	735	65,356
a	F5 Networks Inc.	370	73,785
a	Fair Isaac Corp.	60	13,713

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
	Genpact Ltd.	610	$18,672
	Jack Henry & Associates Inc.	385	61,631
	Juniper Networks Inc.	1,365	40,909
	KLA-Tencor Corp.	625	63,569
a	Manhattan Associates Inc.	345	18,837
a,b	Match Group Inc.	190	11,003
	Monolithic Power Systems	90	11,298
	National Instruments Corp.	510	24,648
	NetApp Inc.	1,035	88,896
	Paychex Inc.	1,080	79,542
	Pegasystems Inc.	75	4,695
a	Red Hat Inc.	435	59,282
a	Synopsys Inc.	655	64,589
	Ubiquiti Networks Inc.	45	4,449
a	VeriSign Inc.	365	58,444
	Western Union Co.	2,200	41,932
	Xerox Corp.	445	12,006
	Xilinx Inc.	575	46,098

			1,083,519

	Materials 2.0%
	Ardagh Group SA	60	1,002
	Avery Dennison Corp.	415	44,965
a	Crown Holdings Inc.	555	26,640
	NewMarket Corp.	30	12,165
	RPM International Inc.	565	36,691
	Sealed Air Corp.	335	13,450
	The Scotts Miracle-Gro Co., A	195	15,353

			150,266

	Real Estate 5.0%
	Alexandria Real Estate Equities Inc.	410	51,574
	Apple Hospitality REIT Inc.	970	16,965
	Coresite Realty Corp.	105	11,670
	EPR Properties	335	22,917
	Equity Lifestyle Properties Inc.	175	16,879
	Essex Property Trust Inc.	295	72,779
	Federal Realty Investment Trust	160	20,235
	Highwoods Properties Inc.	435	20,558
	Hospitality Properties Trust	735	21,197
	Host Hotels & Resorts Inc.	1,515	31,966
	Lamar Advertising Co., A	405	31,509
	National Retail Properties Inc.	780	34,960
	Retail Properties of America Inc., A	450	5,486
	Senior Housing Properties Trust	1,310	23,004

			381,699

	Utilities 1.5%
	Consolidated Edison Inc.	635	48,380
	Entergy Corp.	775	62,876

			111,256

	Total Investments before Short Term Investments (Cost $6,895,939)		7,579,136

libertyshares.com	Semiannual Report	29

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Short-Term Investments (Cost $6,075) 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	Money Market Funds 0.1%
c,d	Institutional Fiduciary Trust Money Market Portfolio, 1.69%	6,075	$6,075

	Total Investments (Cost $6,902,014) 100.0%		7,585,211
	Other Assets, less Liabilities 0.0%†		3,460

	Net Assets 100.0%		$7,588,671

†Rounds to less than 0.1% of net assets.

See Abbreviations on page 53.

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2018. See Note 1(c).

cSee Note 3(c) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day yield at period end.

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Small Cap Equity ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.66	$25.36

Income from investment operations[b]:

Net investment income[c]	0.21	0.33

Net realized and unrealized gains (losses)	3.31	1.27

Total from investment operations	3.52	1.60

Less distributions from net investment income	(0.14)	(0.30)

Net asset value, end of period	$30.04	$26.66

Total return[d]	13.22%	6.34%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.35%	1.15%	[f]

Expenses net of waiver and payments by affiliates	0.35%	0.35%	[f]

Net investment income	1.42%	1.40%

Supplemental data

Net assets, end of period (000’s)	$9,013	$2,666

Portfolio turnover rate[g]	18.02%	23.99%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin LibertyQ U.S. Small Cap Equity ETF

		Shares	Value
	Common Stocks 99.9%
	Communication Services 0.9%
	Cogent Communications Holdings Inc.	594	$33,145
	Spok Holdings Inc.	276	4,251
a	Vonage Holdings Corp.	3,162	44,774

			82,170

	Consumer Discretionary 29.2%
	Dine Brands Global Inc.	270	21,954
a	1-800-FLOWERS.Com Inc.	462	5,452
	Abercrombie & Fitch Co., A	1,356	28,639
	Acushnet Holdings Corp.	390	10,698
a	Adtalem Global Education Inc.	834	40,199
	AMC Entertainment Holdings Inc., A	438	8,979
a	America’s Car-Mart Inc.	96	7,507
	American Eagle Outfitters Inc.	2,892	71,808
a	American Outdoor Brands Corp.	744	11,554
a	American Public Education Inc.	240	7,932
a	Asbury Automotive Group Inc.	366	25,162
a	Ascena Retail Group Inc.	2,586	11,818
a	At Home Group Inc.	180	5,675
	Barnes & Noble Inc.	846	4,907
	Bassett Furniture Industries Inc.	168	3,570
	Bed Bath & Beyond Inc.	1,224	18,360
a	Belmond Ltd., A	1,092	19,929
b	Big 5 Sporting Goods Corp.	384	1,958
	Big Lots Inc.	882	36,859
	BJ’s Restaurants Inc.	336	24,259
	Bloomin’ Brands Inc.	1,764	34,910
	Brinker International Inc.	342	15,982
b	Buckle Inc.	546	12,585
	Caleres Inc.	750	26,895
	Callaway Golf Co.	702	17,052
a	Cambium Learning Group Inc.	126	1,492
b	Camping World Holdings Inc., A	462	9,850
a	Career Education Corp.	948	14,154
	Chico’s FAS Inc.	2,274	19,716
	Churchill Downs Inc.	126	34,990
a	Chuy’s Holdings Inc.	312	8,190
	Citi Trends Inc.	222	6,387
	Cooper Tire & Rubber Co.	708	20,036
a	Cooper-Standard Holding Inc.	228	27,355
b	Cracker Barrel Old Country Store Inc.	384	56,498
a	Crocs Inc.	816	17,373
	Dana Inc.	1,476	27,557
	Dave & Buster’s Entertainment Inc.	666	44,103
a	Deckers Outdoor Corp.	516	61,187
a	Del Frisco’s Restaurant Group Inc.	318	2,639
a	Denny’s Corp.	1,146	16,869
b	Dillard’s Inc., A	174	13,283
a	Dorman Products Inc.	426	32,768
	DSW Inc., A	1,134	38,420
a	Duluth Holdings Inc.	150	4,719
a	El Pollo Loco Holdings Inc.	312	3,916
	Entravision Communications Corp., A	774	3,793
	Escalade Inc.	156	2,005
	Ethan Allen Interiors Inc.	474	9,836
a	Express Inc.	816	9,025
a	Fiesta Restaurant Group Inc.	408	10,914
a	Five Below Inc.	984	127,979

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
	Flexsteel Industries Inc.	120	$3,569
a	Francesca’s Holdings Corp.	654	2,426
	Gannett Co. Inc.	1,968	19,700
a	Genesco Inc.	372	17,521
	Group 1 Automotive Inc.	294	19,081
	Guess? Inc.	984	22,238
	Hamilton Beach Brands Holding Co., A	72	1,580
	Haverty Furniture Cos. Inc.	366	8,089
a	Helen of Troy Ltd.	192	25,133
a	Hibbett Sports Inc.	330	6,204
	Hooker Furniture Corp.	162	5,476
	International Speedway Corp., A	186	8,147
a,b	iRobot Corp.	366	40,231
a	J. Jill Inc.	234	1,446
	Jack in the Box Inc.	462	38,729
	Johnson Outdoors Inc., A	84	7,811
a	Kirkland’s Inc.	258	2,603
	La-Z-Boy Inc.	756	23,890
a	Lands’ End Inc.	78	1,369
	LCI Industries	360	29,808
a	LGI Homes Inc.	144	6,831
a	Liberty Latin America Ltd.	888	18,319
a	Liberty Latin America Ltd., A	342	7,127
	Lifetime Brands Inc.	198	2,158
	Lithia Motors Inc.	174	14,209
a	Malibu Boats Inc., A	252	13,789
	Marcus Corp.	300	12,615
	Marine Products Corp.	126	2,884
	Marriott Vacations Worldwide Corp.	493	55,093
a	MCBC Holdings Inc.	222	7,965
	Meredith Corp.	642	32,774
a	Monarch Casino & Resort Inc.	114	5,181
	Monro Inc.	474	32,990
	Movado Group Inc.	276	11,564
	National CineMedia Inc.	978	10,357
a	Nautilus Inc.	462	6,445
	New Media Investment Group Inc.	1,122	17,604
a	New York & Co. Inc.	264	1,019
	Nutrisystem Inc.	426	15,783
	Office Depot Inc.	7,776	24,961
a	Ollie’s Bargain Outlet Holdings Inc.	738	70,922
	Oxford Industries Inc.	312	28,142
b	Papa John’s International Inc.	348	17,845
	PetMed Express Inc.	372	12,280
a	Potbelly Corp.	342	4,207
	Red Rock Resorts Inc., A	522	13,911
a	Regis Corp.	408	8,335
a	Rent-A-Center Inc.	696	10,008
	Rocky Brands Inc.	54	1,528
	Ruth’s Hospitality Group Inc.	468	14,765
a	Sally Beauty Holdings Inc.	960	17,654
	Scholastic Corp.	498	23,252
	Shoe Carnival Inc.	210	8,085
a	Shutterfly Inc.	246	16,209
	Signet Jewelers Ltd.	480	31,646
	Sinclair Broadcast Group Inc., A	522	14,799
a	Sleep Number Corp.	642	23,613

libertyshares.com	Semiannual Report	33

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
	Sonic Automotive Inc.	426	$8,243
a	Sportsman’s Warehouse Holdings Inc.	636	3,721
	Standard Motor Products Inc.	342	16,833
	Steven Madden Ltd.	930	49,197
	Strategic Education Inc.	403	55,223
	Sturm Ruger & Co. Inc.	288	19,886
	Superior Group of Cos. Inc.	138	2,625
	Tailored Brands Inc.	786	19,799
	Tenneco Inc.	780	32,869
	Texas Roadhouse Inc., A	1,332	92,294
	The Cato Corp., A	402	8,450
	The Cheesecake Factory Inc.	900	48,186
	The Children’s Place Inc.	300	38,340
a	The Container Store Group Inc.	276	3,064
a	The Habit Restaurants Inc., A	360	5,742
	The New York Times Co., A	2,064	47,782
	Tile Shop Holdings Inc.	726	5,191
	Tilly’s Inc., A	234	4,434
a	Town Sports International Holdings Inc.	120	1,038
	Tupperware Brands Corp.	468	15,655
a	Vera Bradley Inc.	354	5,402
	Weyco Group Inc.	114	4,011
a	WideOpenWest Inc.	294	3,296
	Winmark Corp.	36	5,976
	Wolverine World Wide Inc.	1,614	63,027
	World Wrestling Entertainment Inc.	588	56,877
a,b	Zoe’s Kitchen Inc.	294	3,740
a	Zumiez Inc.	288	7,589

			2,630,107

	Consumer Staples 5.9%
b	B&G Foods Inc., A	894	24,540
a	Boston Beer Inc., A	156	44,850
a	Central Garden & Pet Co.	138	4,974
a	Central Garden & Pet Co., A	462	15,311
	Coca-Cola Bottling Co. Consolidated	72	13,124
	Dean Foods Co.	1,572	11,161
a	Farmer Brothers Co.	144	3,802
	Ingles Markets Inc., A	234	8,015
	Inter Parfums Inc.	264	17,015
	J & J Snack Foods Corp.	270	40,740
	John B. Sanfilippo & Son Inc.	138	9,850
	Lancaster Colony Corp.	282	42,077
	Medifast Inc.	198	43,867
a	National Beverage Corp.	216	25,190
a	Natural Grocers by Vitamin Cottage Inc.	138	2,331
	Natural Health Trends Corp.	72	1,676
a	Natures Sunshine Products Inc.	150	1,313
a	Performance Food Group Co.	1,428	47,552
	PriceSmart Inc.	390	31,570
	Sanderson Farms Inc.	300	31,011
a	Smart & Final Stores Inc.	300	1,710
a	The Chefs’ Warehouse Inc.	246	8,942
	Turning Point Brands Inc.	60	2,488
	Universal Corp.	366	23,790
	Vector Group Ltd.	1,562	21,530
	Village Super Market Inc., A	168	4,570
	WD-40 Co.	234	40,271

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Staples (continued)
	Weis Markets Inc.	180	$7,812

			531,082

	Energy 0.3%
a	CONSOL Mining Corp.	228	9,305
a	FTS International Inc.	162	1,910
	Liberty Oilfield Services Inc., A	108	2,329
a	Renewable Energy Group Inc.	282	8,122
a	Rosehill Resources Inc.	6	37
a	SilverBow Resources Inc.	54	1,440

			23,143

	Financials 8.1%
	1st Source Corp.	228	11,997
	Ames National Corp.	132	3,597
	AmTrust Financial Services Inc.	1,242	18,034
	Apollo Commercial Finance Inc.	1,566	29,550
	Arbor Realty Trust Inc.	468	5,373
	Auburn National Bancorp Inc.	18	690
	BancFirst Corp.	264	15,827
	Bank of Marin Bancorp	54	4,531
	Capitol Federal Financial Inc.	1,548	19,721
	Capstead Mortgage Corp.	1,368	10,821
	Citizens & Northern Corp.	162	4,236
a,b	Citizens Inc., A	744	6,250
	Cohen & Steers Inc.	324	13,158
b	Colony Credit Real Estate Inc., A	690	15,173
	Community Bank System Inc.	780	47,635
	Crawford & Co., B	186	1,713
	Diamond Hill Investment Group Inc.	42	6,946
	Donegal Group Inc.	114	1,620
	Dynex Capital Inc.	768	4,900
	EMC Insurance Group Inc.	120	2,966
a	Essent Group Ltd.	1,470	65,047
	Exantas Capital Corp.	240	2,635
	FBL Financial Group Inc., A	144	10,836
	Federated Investors Inc., B	894	21,563
	Financial Institutions Inc.	264	8,290
	First Bancorp Inc.	138	3,998
	First Citizens Bancorp	144	3,469
	First Commonwealth Financial Corp.	1,602	25,856
	First Financial Northwest Inc.	114	1,889
	FirstCash Inc.	330	27,060
	Greene County Bancorp Inc.	36	1,156
	Heritage Commerce Corp.	474	7,072
	Heritage Financial Corp.	438	15,396
	Horace Mann Educators Corp.	720	32,328
	Invesco Mortgage Capital	1,662	26,293
	James River Group Holdings Ltd.	222	9,462
	Kingstone Cos. Inc.	120	2,280
	LCNB Corp.	126	2,350
	Macatawa Bancorp	360	4,216
	Maiden Holdings Ltd.	1,146	3,266
	MBT Financial Corp.	240	2,712
	Middlefield Banc Corp.	24	1,130
	Midwestone Financial Group Inc.	150	4,996
	National Western Life Group Inc., A	42	13,406
	Nelnet Inc., A	294	16,808

libertyshares.com	Semiannual Report	35

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Financials (continued)
	Northfield Bancorp Inc.	690	$10,985
	Northwest Bancshares Inc.	1,458	25,252
	Norwood Financial Corp.	42	1,645
	Ohio Valley Banc Corp.	60	2,199
a	On Deck Capital Inc.	396	2,998
	Penns Woods Bancorp Inc.	66	2,868
	People’s Utah Bancorp	120	4,074
	Premier Financial Bancorp Inc.	204	3,772
	Protective Insurance Corp., B	144	3,305
	Provident Financial Services Inc.	1,080	26,514
	Pzena Investment Management Inc., A	234	2,232
a	Regional Management Corp.	192	5,535
	Shore Bancshares Inc.	168	2,994
	Silvercrest Asset Management Group Inc., A	126	1,745
	Stewart Information Services Corp.	174	7,832
	Territorial Bancorp Inc.	126	3,723
	Tompkins Financial Corp.	180	14,614
	TrustCo Bank Corp. NY	1,404	11,934
	United Fire Group Inc.	300	15,231
	Universal Insurance Holdings Inc.	456	22,139
	Value Line Inc.	18	448
	West Bancorp	120	2,820
	Westwood Holdings Group Inc.	138	7,140
a	World Acceptance Corp.	96	10,979

			731,230

	Health Care 10.9%
a	AAC Holdings Inc.	204	1,557
a	Addus Homecare Corp.	96	6,734
a	Amedisys Inc.	510	63,730
a	AMN Healthcare Services Inc.	702	38,399
a	AngioDynamics Inc.	270	5,870
a	AtriCure Inc.	414	14,502
	Atrion Corp.	24	16,675
a	Biospecifics Technologies Corp.	78	4,562
a	Cardiovascular Systems Inc.	444	17,378
a	Community Health Systems Inc.	1,266	4,380
	Computer Programs and Systems Inc.	174	4,672
a	Concert Pharmaceuticals Inc.	162	2,404
	CONMED Corp.	408	32,322
a	Corcept Therapeutics Inc.	1,710	23,974
a	CorVel Corp.	126	7,592
a	Cross Country Healthcare Inc.	258	2,252
a	Cutera Inc.	228	7,421
a	Eagle Pharmaceuticals Inc.	102	7,072
a	Enanta Pharmaceuticals Inc.	150	12,819
a	Fonar Corp.	78	1,942
a	Genomic Health Inc.	360	25,279
a	Globus Medical Inc., A	1,272	72,199
a	Haemonetics Corp.	396	45,374
a	Harvard Bioscience Inc.	264	1,386
a	Heska Corp.	90	10,198
a	Inogen Inc.	222	54,195
a	iRadimed Corp.	24	892
	LeMaitre Vascular Inc.	246	9,530
a	LHC Group Inc.	420	43,256
	Luminex Corp.	582	17,640
a	Medidata Solutions Inc.	426	31,230

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Meridian Bioscience Inc.	744	$11,086
a	Merit Medical Systems Inc.	636	39,082
a,b	MiMedx Group Inc.	1,566	9,678
a	Myriad Genetics Inc.	996	45,816
	National Healthcare Corp.	186	14,019
	National Research Corp., A	168	6,485
a	NextGen Healthcare Inc.	774	15,542
a	NuVasive Inc.	588	41,736
a	Orthofix International NV	294	16,996
	Owens & Minor Inc.	1,002	16,553
	Patterson Cos. Inc.	672	16,430
	Phibro Animal Health Corp.	300	12,870
a	Prestige Consumer Healthcare Inc.	648	24,553
	Simulations Plus Inc.	156	3,151
a	STAAR Surgical Co.	480	23,040
a	Supernus Pharmaceuticals Inc.	774	38,971
a	Tactile Systems Technology Inc.	192	13,642
a	Triple-S Management Corp., B	162	3,060
	U.S. Physical Therapy Inc.	168	19,925
	Utah Medical Products Inc.	60	5,652
a	Vocera Communications Inc.	390	14,266
a	XOMA Corp.	48	843

			980,832

	Industrials 16.8%
	ABM Industries Inc.	978	31,540
	Aircastle Ltd.	708	15,512
	Alamo Group Inc.	132	12,093
	Allegiant Travel Co.	204	25,867
	Allied Motion Technologies Inc.	60	3,266
b	Altra Industrial Motion Corp.	420	17,346
	Applied Industrial Technologies Inc.	720	56,340
a	Axon Enterprise Inc.	384	26,277
	BG Staffing Inc.	108	2,938
	Brady Corp., A	744	32,550
	Briggs & Stratton Corp.	540	10,384
	CompX International Inc.	12	163
a	Covenant Transportation Group Inc., A	172	4,998
	Deluxe Corp.	924	52,613
	Douglas Dynamics Inc.	300	13,170
	Ennis Inc.	390	7,976
	EnPro Industries Inc.	294	21,441
	Exponent Inc.	780	41,808
	Forward Air Corp.	528	37,858
a	Foundation Building Materials Inc.	168	2,095
a	Franklin Covey Co.	156	3,689
a	General Finance Corp.	78	1,244
	Global Brass & Copper Holdings Inc.	276	10,184
	Hawaiian Holdings Inc.	732	29,353
	Healthcare Services Group Inc.	996	40,458
	Heidrick & Struggles International Inc.	336	11,374
a	Heritage-Crystal Clean Inc.	192	4,099
	Herman Miller Inc.	978	37,555
	Hillenbrand Inc.	966	50,522
	HNI Corp.	708	31,322
	Hyster-Yale Materials Handling Inc.	144	8,860
	ICF International Inc.	324	24,446
	Insperity Inc.	654	77,139

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	Interface Inc.	876	$20,455
	Kadant Inc.	180	19,413
	Kaman Corp., A	438	29,250
	Kelly Services Inc., A	510	12,255
	Kforce Inc.	456	17,146
	Kimball International Inc., B	552	9,246
	Knoll Inc.	744	17,447
	Korn/Ferry International	978	48,157
a	Lawson Products Inc.	108	3,661
	Lindsay Corp.	156	15,637
	LSC Communications Inc.	474	5,242
	McGrath RentCorp	378	20,590
	Miller Industries Inc.	90	2,421
	Mobile Mini Inc.	738	32,361
	Moog Inc., A	414	35,592
	MSA Safety Inc.	474	50,453
	National Presto Industries Inc.	72	9,335
a	Nexeo Solutions Inc.	264	3,234
	Omega Flex Inc.	48	3,416
a	P.A.M. Transportation Services Inc.	18	1,172
	Pitney Bowes Inc.	1,356	9,600
	Preformed Line Products Co.	42	2,952
	Quad/Graphics Inc.	432	9,003
	Resources Connection Inc.	576	9,562
	Rush Enterprises Inc., B	54	2,154
a	SAIA Inc.	444	33,944
	Simpson Manufacturing Co. Inc.	642	46,519
	Standex International Corp.	186	19,390
	Steelcase Inc., A	1,476	27,306
	Systemax Inc.	96	3,162
	Tennant Co.	294	22,329
	The Brink’s Co.	678	47,290
a	Trex Co. Inc.	852	65,587
	UniFirst Corp.	228	39,592
	Universal Logistics Holdings Inc.	126	4,637
a	USA Truck Inc.	66	1,335
a	Vicor Corp.	132	6,072
	Watts Water Technologies Inc., A	378	31,374
	Werner Enterprises Inc.	792	27,997
a	Willdan Group Inc.	96	3,260

			1,516,028

	Information Technology 15.8%
	ADTRAN Inc.	516	9,107
a	Advanced Energy Industries Inc.	450	23,243
a	Alarm.com Holdings Inc.	222	12,743
a	Altair Engineering Inc.	222	9,646
	American Software Inc., A	432	5,240
a	Avid Technology Inc.	480	2,846
	Badger Meter Inc.	390	20,651
	Blackbaud Inc.	588	59,670
	Cabot Microelectronics Corp.	354	36,522
a	Carbonite Inc.	372	13,262
a	Care.com Inc.	216	4,776
a	CarGurus Inc.	366	20,383
a	Casa Systems Inc.	54	797
a	CEVA Inc.	276	7,935
a	ChannelAdvisor Corp.	186	2,316

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
a	Ciena Corp.	1,104	$34,489
a	Cimpress NV	360	49,180
a	Cirrus Logic Inc.	978	37,751
a	CommVault Systems Inc.	696	48,720
a	Control4 Corp.	354	12,153
	Convergys Corp.	1,464	34,755
	CSG Systems International Inc.	558	22,398
	Daktronics Inc.	510	3,998
a	eGain Corp.	132	1,069
a	Electro Scientific Industries Inc.	234	4,083
a	ePlus Inc.	192	17,798
a	Etsy Inc.	960	49,325
	EVERTEC Inc.	882	21,256
a	Five9 Inc.	468	20,447
	Forrester Research Inc.	180	8,262
	Hackett Group Inc.	384	7,738
a	Immersion Corp.	306	3,234
a	Imperva Inc.	456	21,181
a	Information Services Group Inc.	246	1,176
a	Insight Enterprises Inc.	612	33,103
	InterDigital Inc.	588	47,040
a	Iteris Inc.	300	1,614
	J2 Global Inc.	714	59,155
	ManTech International Corp., A	354	22,408
a	MicroStrategy Inc.	132	18,562
a	Mitek Systems Inc.	522	3,680
	Monotype Imaging Holdings Inc.	702	14,180
a	Napco Security Technologies Inc.	84	1,256
a	New Relic Inc.	384	36,184
	NIC Inc.	1,026	15,185
a	Novanta Inc.	360	24,624
	NVE Corp.	72	7,623
a	PAR Technology Corp.	84	1,866
	PC Connection Inc.	186	7,234
	Plantronics Inc.	540	32,562
	QAD Inc., A	150	8,498
a	Qualys Inc.	486	43,303
	Reis Inc.	72	1,656
a	Rosetta Stone Inc.	222	4,416
a	Rudolph Technologies Inc.	444	10,856
a	ScanSource Inc.	408	16,279
	Science Applications International Corp.	546	44,008
	Shutterstock Inc.	138	7,532
a	Silicon Laboratories Inc.	630	57,834
a	SMART Global Holdings Inc.	72	2,069
a	SPS Commerce Inc.	126	12,504
a	Stamps.com Inc.	264	59,717
a	Syntel Inc.	486	19,916
	Travelport Worldwide Ltd.	1,686	28,443
a	Travelzoo	42	498
a	Varonis Systems Inc.	330	24,172
	Vishay Intertechnology Inc.	1,680	34,188
a	Vishay Precision Group Inc.	114	4,264
a	Workiva Inc.	246	9,717
a	XO Group Inc.	390	13,447
a	Yelp Inc.	1,152	56,678

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
a	Zix Corp.	948	$5,261

			1,419,682

	Materials 1.3%
	Advanced Emissions Solutions Inc.	144	1,722
	Greif Inc., A	372	19,962
	Greif Inc., B	84	4,843
	Innophos Holdings Inc.	282	12,521
	Myers Industries Inc.	384	8,928
	Schweitzer-Mauduit International Inc.	450	17,239
	Sensient Technologies Corp.	618	47,283
	Valhi Inc.	186	424
	Warrior Met Coal Inc.	282	7,625

			120,547

	Real Estate 4.8%
	Agree Realty Corp.	252	13,386
a,b	Altisource Portfolio Solutions SA	144	4,641
	Cedar Realty Trust Inc.	924	4,306
	Chesapeake Lodging Trust	876	28,093
	CoreCivic Inc.	870	21,167
	First Industrial Realty Trust Inc.	1,248	39,187
	Franklin Street Properties Corp.	1,800	14,382
	Hersha Hospitality Trust	264	5,985
	LaSalle Hotel Properties	1,764	61,017
	Lexington Realty Trust	3,366	27,938
	LTC Properties Inc.	570	25,143
	Monmouth Real Estate Investment Corp., A	810	13,543
	National Health Investors Inc.	330	24,945
	One Liberty Properties Inc.	222	6,167
	PotlatchDeltic Corp.	456	18,673
	Preferred Apartment Communities Inc., A	654	11,497
	PS Business Parks Inc.	336	42,702
	Ramco-Gershenson Properties Trust	1,326	18,034
	RE/MAX Holdings Inc., A	312	13,837
	Select Income REIT	924	20,273
	Sutherland Asset Management Corp.	156	2,597
	The RMR Group Inc., A	66	6,125
	Urstadt Biddle Properties, A	420	8,942
	Whitestone REIT	282	3,914

			436,494

	Utilities 5.9%
	ALLETE Inc.	690	51,757
	American States Water Co.	600	36,684
	Artesian Resources Corp., A	102	3,752
	Avista Corp.	984	49,751
	Black Hills Corp.	402	23,352
	California Water Service Group	708	30,373
	Clearway Energy Inc., A	474	9,025
	Clearway Energy Inc., C	492	9,471
	El Paso Electric Co.	618	35,350
	Global Water Resources Inc.	72	762
	IDACORP Inc.	642	63,706
	MGE Energy Inc.	486	31,031
	New Jersey Resources Corp.	1,200	55,320
	NorthWestern Corp.	366	21,470
	PNM Resources Inc.	630	24,853

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Utilities (continued)
	SJW Group	216	$13,208
	Southwest Gas Holdings Inc.	696	55,005
	Spark Energy Inc., A	204	1,683
	Unitil Corp.	216	10,994

			527,547

	Total Investments before Short Term Investments (Cost $8,332,497)		8,998,862

	Short-Term Investments (Cost $145,180) 1.6%
	Investments from Cash Collateral Received for Loaned Securities 1.6%
	Money Market Funds 1.6%
c,d	Institutional Fiduciary Trust Money Market Portfolio, 1.69%	145,180	145,180

	Total Investments (Cost $8,477,677) 101.5%		9,144,042
	Other Assets, less Liabilities (1.5)%		(131,117)

	Net Assets 100.0%		$9,012,925

See Abbreviations on page 53

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2018. See Note 1(c).

cSee Note 3(c) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day yield at period end.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	41

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2018 (unaudited)

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$363,942,560	$6,895,939	$8,332,497
Cost – Non-controlled affiliates (Note 3c)	153,935	6,075	145,180

Value – Unaffiliated issuers+	$384,828,008	$7,579,136	$8,998,862
Value – Non-controlled affiliates (Note 3c)	153,935	6,075	145,180
Cash	373,861	3,984	4,824
Receivables:
Dividends	326,469	7,429	11,832
Deposits with brokers for:
Futures contracts	18,000	—	—

Total assets	385,700,273	7,596,624	9,160,698

Liabilities:
Payables:
Management fees	78,934	1,878	2,593
Variation margin on futures contracts	122	—	—
Payable upon return of securities loaned	153,935	6,075	145,180

Total liabilities	232,991	7,953	147,773

Net assets, at value	$385,467,282	$7,588,671	$9,012,925

Net assets consist of:
Paid-in capital	$359,818,173	$6,725,873	$8,233,972
Total distributable earnings (loss)	25,649,109	862,798	778,953

Net assets, at value	$385,467,282	$7,588,671	$9,012,925

Shares outstanding	12,300,000	250,000	300,000

Net asset value per share	$31.34	$30.35	$30.04

+Includes securities loaned	150,548	5,938	141,866

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2018 (unaudited)

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Investment income:
Dividends:
Unaffiliated issuers	$2,149,474	$62,264	$58,814
Income from securities loaned (net of fees and rebates)	704	23	1,548

Total investment income	2,150,178	62,287	60,362

Expenses:
Management fees (Note 3a)	230,365	9,662	11,924

Total expenses	230,365	9,662	11,924
Expenses waived/paid by affiliates (Note 3c)	(258)	(10)	(97)

Net expenses	230,107	9,652	11,827

Net investment income	1,920,071	52,635	48,535

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(383,757)	(19,822)	(51,636)
In-kind redemptions	4,681,108	202,792	165,989
Futures contracts	18,851	—	—

Net realized gain (loss)	4,316,202	182,970	114,353

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	11,780,221	503,486	540,725
Futures contracts	1,528	—	—

Net change in unrealized appreciation (depreciation)	11,781,749	503,486	540,725

Net realized and unrealized gain (loss)	16,097,951	686,456	655,078

Net increase (decrease) in net assets resulting from operations	$18,018,022	$739,091	$703,613

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ U.S. Equity ETF		Franklin LibertyQ U.S. Mid Cap Equity ETF
	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$1,920,071	$1,994,532	$52,635	$56,207
Net realized gain (loss)	4,316,202	2,689,148	182,970	110,228
Net change in unrealized appreciation (depreciation)	11,781,749	9,105,227	503,486	179,711

Net increase (decrease) in net assets resulting from operations	18,018,022	13,788,907	739,091	346,146

Distributions to shareholders (Note 1e)	(1,614,961)	(1,783,204)	(46,272)	(51,110)

Capital share transactions: (Note 2)	260,738,643	96,319,875	4,125,891	2,474,925

Net increase (decrease) in net assets	277,141,704	108,325,578	4,818,710	2,769,961
Net assets:
Beginning of period	108,325,578	—	2,769,961	—

End of period (Note 1e)	$385,467,282	$108,325,578	$7,588,671	$2,769,961

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LibertyQ U.S. Small Cap Equity ETF
	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$48,535	$42,157
Net realized gain (loss)	114,353	31,351
Net change in unrealized appreciation (depreciation)	540,725	125,640

Net increase (decrease) in net assets resulting from operations	703,613	199,148

Distributions to shareholders (Note 1e)	(41,217)	(36,568)

Capital share transactions: (Note 2)	5,684,336	2,503,613

Net increase (decrease) in net assets	6,346,732	2,666,193
Net assets:
Beginning of period	2,666,193	—

End of period (Note 1e)	$9,012,925	$2,666,193

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	45

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-five separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index .

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the nondefaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

See Note 6 regarding other derivative information.

c. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

d. Income Taxes (continued)

tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by Franklin Advisers, Inc., as applicable, according to the terms of the unified management fee agreement.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective with the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statements of Changes in Net Assets, therefore prior period amounts are presented below.

For the year ended March 31, 2018, distributions to shareholders were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Distributions from net investment income:	$(1,783,204)	$(51,110)	$(36,568)

For the year ended March 31, 2018, undistributed net investment income in net assets were as follows:

Fund	Undistributed Net Investment Income
Franklin LibertyQ U.S. Equity ETF	$199,982
Franklin LibertyQ U.S. Mid Cap Equity ETF	4,790
Franklin LibertyQ U.S. Small Cap Equity ETF	4,101

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ U.S. Equity ETF
	Six Months Ended September 30, 2018		Period Ended March 31, 2018[a]
	Shares	Amount	Shares	Amount
Shares sold	9,300,000	$284,854,778	4,650,000	$120,156,252
Shares redeemed	(800,000)	(24,116,135)	(850,000)	(23,836,377)

Net increase (decrease)	8,500,000	$260,738,643	3,800,000	$96,319,875

	Franklin LibertyQ U.S. Mid Cap Equity ETF
	Six Months Ended September 30, 2018		Period Ended March 31, 2018[a]
	Shares	Amount	Shares	Amount
Shares sold	200,000	$5,567,177	200,000	$5,110,349
Shares redeemed	(50,000)	(1,441,286)	(100,000)	(2,635,424)

Net increase (decrease)	150,000	$4,125,891	100,000	$2,474,925

	Franklin LibertyQ U.S. Small Cap Equity ETF
	Six Months Ended September 30, 2018		Period Ended March 31, 2018[a]
	Shares	Amount	Shares	Amount
Shares sold	250,000	$7,162,174	150,000	$3,803,994
Shares redeemed	(50,000)	(1,477,838)	(50,000)	(1,300,381)

Net increase (decrease)	200,000	$5,684,336	100,000	$2,503,613

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other nonroutine or extraordinary expenses. The fees are based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ U.S. Equity ETF	0.25%
Franklin LibertyQ U.S. Mid Cap Equity ETF	0.30%
Franklin LibertyQ U.S. Small Cap Equity ETF	0.35%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2018, the Funds held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin LibertyQ U.S. Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.69%	5,200	653,855	(505,120)	153,935	$153,935	$—	$—	$—

Franklin LibertyQ U.S. Mid Cap Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.69%	305,850	894,225	(1,194,000)	6,075	$6,075	$—	$—	$—

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin LibertyQ U.S. Small Cap Equity ETF
Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.69%	12,950	607,025	(474,795)	145,180	$145,180	$—	$—	$—

d. Other Affiliated Transactions

At September 30, 2018, the shares of Franklin LibertyQ U.S. Equity ETF were owned by the following entities.

Fund	Shares	Outstanding Shares[a]
Franklin Conservative Allocation Fund	1,857,838	15.1%
Franklin Growth Allocation Fund	3,689,331	30.0%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	1,719,774	14.0%
Franklin Moderate Allocation Fund	4,344,029	35.3%

	11,610,972	94.4%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2018, the capital loss carryforwards were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Capital loss carryforwards:
Short term	$53,369	$9,533	$13,671

At September 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of investments	$364,102,287	$6,907,002	$8,478,217

Unrealized appreciation	$26,029,138	$814,137	$943,436
Unrealized depreciation	(5,147,954)	(135,928)	(277,611)

Net unrealized appreciation (depreciation)	$20,881,184	$678,209	$665,825

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions and wash sales.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2018, were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Purchases	$16,846,365	$930,983	$1,191,462
Sales	$16,145,736	$920,202	$1,164,022

In-kind transactions associated with creation and redemptions for the period ended September 30, 2018, were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of Securities Received	$283,699,395	$5,551,359	$7,150,171
Value of Securities Delivered	$23,813,567	$1,423,667	$1,446,184

At September 30, 2018, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Securities lending transactions[a]:
Equity investments[b]	$153,935	$6,075	$145,180

a The agreements can be terminated at any time.

b The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities

6. Other Derivative Information

At September 30, 2018, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value

Franklin LibertyQ U.S. Equity ETF
Equity contracts	Variation margin on futures contracts	$1,528[a]	Variation margin on futures contracts	$—

a This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2018, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin LibertyQ U.S. Equity ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$18,851	Futures contracts	$1,528

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the period ended September 30, 2018, the average month end notional amount of futures contracts was $228,384.

See Note 1(b) regarding derivative financial instruments.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2018, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

8. New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
REIT	- Real Estate Investment Trust

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin LibertyQ U.S. Equity ETF

Franklin LibertyQ U.S. Mid Cap Equity ETF

Franklin LibertyQ U.S. Small Cap Equity ETF

(each a Fund)

At an in-person meeting held on May 16, 2018 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

FUND PERFORMANCE. The Board noted that the Funds commenced operations on April 26, 2017, and thus the Funds did not have investment performance for the Board to review and consider for the one-year period ended March 31, 2018. The Board further noted that, in light of the Funds’ use

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

of a “passive” or indexing investment approach, management evaluates the Funds based on their tracking error against a specified benchmark. The Board also noted that for the quarter ended March 31, 2018, each Fund’s tracking error was within the tolerance anticipated for such Fund. In addition, the Board noted its ongoing discussions with the Manager about the performance of the Funds to date and the importance of performance to asset growth.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers (Management Rate), if any, of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin LibertyQ U.S. Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF – The Expense Group for the Franklin LibertyQ U.S. Equity ETF was comprised of pure-index exchange-traded funds, which included the Fund and eight other large-cap core funds. The Expense Group for the Franklin LibertyQ U.S. Small Cap Equity ETF was comprised of pure-index exchange-traded funds, which included the Fund and 13 other small-cap core funds. The Board noted that the Management Rates and actual total expense ratios for these Funds were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are reasonable. In doing so, the Board noted that effective December 1, 2017, each Fund implemented a unified management fee (Unified Fee).

The Board further noted that pursuant to the Unified Fee arrangement the Manager reimburses each Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s investment management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (Unified Fee Arrangement).

Franklin LibertyQ U.S. Mid Cap Equity ETF – The Expense Group for the Franklin LibertyQ U.S. Mid Cap Equity ETF was comprised of pure-index exchange-traded funds, which included the Fund and seven other mid-cap core funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, but its actual total expense ratio was slightly above the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable. In doing so, the Board noted that effective December 1, 2017, the Fund implemented a Unified Fee. The Board further noted the terms of the Unified Fee Arrangement.

PROFITABILITY. The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2017, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to Franklin Resources, Inc. and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

ECONOMIES OF SCALE. The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board also noted that the Funds commenced operations on April 26, 2017 and that, as of December 31, 2017, the net assets of the Franklin LibertyQ U.S. Mid Cap Equity ETF and the Franklin LibertyQ U.S. Small Cap Equity ETF were approximately $3 million, while the net assets of the Franklin LibertyQ U.S. Equity ETF were approximately $117 million. The Board recognized that there would not likely be any economies of scale for these Funds until each Fund’s assets grow.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Funds and the Funds’ net asset value may be found on the Funds’ website at libertyshares.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

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Semiannual Report
Franklin Templeton ETF Trust
Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2018 Franklin Templeton Investments. All rights reserved.	ETF3 S 11/18

Franklin Templeton

ETF Trust

Semiannual Report

September 30, 2018

Franklin Liberty Intermediate Municipal Opportunities ETF
Franklin Liberty Municipal Bond ETF

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets— up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

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SEMIANNUAL REPORT

Municipal Bond Market Overview

The municipal bond market outperformed the U.S. Treasury and corporate bond markets but underperformed U.S. equity markets during the six-month period ended September 30, 2018. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, generated a +0.72% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, had a -0.49% total return and investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, had a -0.02% return.1 U.S. stocks, as represented by the Standard & Poor’s® 500 Index, outperformed the fixed income markets with a +11.41% total return for the reporting period.1 Following a volatile March, U.S. stocks posted positive monthly total returns in each of the six months of the reporting period.

Investors continued to favor risky assets through most of the period. Municipal bonds with longer maturities generally performed better than bonds with shorter maturities, and high yield tax-exempt bonds outperformed their investment-grade counterparts. In fact, both high-yield corporate bonds and high-yield municipal bonds outperformed their investment-grade counterparts, reflecting the risk-on sentiment that prevailed across asset classes during the period. The Bloomberg Barclays U.S. Corporate High Yield Index returned +3.46%, a number that was exceeded by the Bloomberg Barclays High Yield Municipal Bond Index, which returned +3.84%.1 The strong demand for higher-yielding municipal securities is reflective of the healthy underlying economic activity and growth, as measured by gross domestic product.

Municipal issuance during the reporting period totaled $184 billion, approximately a 12% decline from total issuance in the preceding six-month period (ended March 31, 2018).2 May had the greatest volume of gross issuance during the period, with $35 billion in new issue transactions clearing the market. Overall, primary market activity picked up in April through August after a relatively quiet first quarter, before declining in September. However, diminished issuance ($249 billion in the year-to-date 2018, a 15% decline from the same time period in 2017),2 heavy dealer inventories and selling pressures in 2018 led municipals to have a -0.40% total return year-to-date in 2018, as measured by the Bloomberg Barclays Municipal Bond Index.1 Municipals performed slightly better than U.S. Treasuries year-to-date, which had a total return of -1.67% during the same period, as measured by the Bloomberg Barclays U.S. Treasury Index.

The technical environment remained supportive for municipal bonds during the period. After accounting for redemptions (bonds that matured or were called out of the market), net issuance turned negative in the first three quarters of 2018, standing at -$40 billion at period-end.3 According to the Investment Company Institute, municipal bond funds reported net inflows in four of the six months during the period, with net outflows in April and September. In aggregate, investors placed approximately $7.6 billion into municipal bond funds during the reporting period.4 The combination of net negative supply and continued demand contributed positively to performance over the period.

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at both its June and September 2018 meetings. The target range stood at 2.00%–2.25% at period-end. The Fed also increased the discount rate 0.25% at both the June and September 2018 meetings, to finish the period at 2.75%. After the Fed’s anticipated September rate hike, it noted in its press release that “the labor market has continued to strengthen and that economic activity has been rising at a strong rate.” In total, the Fed raised the target range three times in 2017 (March, June and December), as well as three times so far in 2018 (March, June and September).

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

2. The Bond Buyer, Thomson Reuters.

3. Source: Barclays Municipal Credit Research.

4. Source: Investment Company Institute.

See www.franklintempletondatasources.com for additional data provider information.

2	Semiannual Report	libertyshares.com

Franklin Liberty Intermediate Municipal Opportunities ETF

This semiannual report for Franklin Liberty Intermediate Municipal Opportunities ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes by investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years.

Credit Quality Composition*
9/30/18
Ratings	% of Total Investments
AAA	7.80%
AA	37.55%
A	10.68%
BBB	25.16%
Below Investment Grade	2.90%
Not Rated	15.91%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +0.34% based on market price and +0.67% based on net asset value (NAV). In comparison, the Bloomberg

Barclays Municipal 1-15 Year Index posted a +0.78% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Portfolio Composition
9/30/18
% of Total Investments*
General Obligation	23.46%
Hospital & Health Care	18.94%
Tax-Supported	13.44%
Utilities	10.99%
Higher Education	9.75%
Other Revenue	7.83%
Housing	5.85%
Transportation	4.84%
Subject to Government Appropriations	3.50%
Corporate-Backed	1.40%

*Does not include cash and cash equivalents.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page x.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

Manager’s Discussion

During the six-month reporting period, we found value in securities in the seven- to 11-year maturity range. Given the Fund’s average maturity cannot exceed 10 years, this represented the longer end of our target universe. The municipal yield curve remains positively sloped and we believe focusing on longer maturities provides us with the best opportunities to achieve our objective of maximizing after tax income for investors. In addition, we were able to find attractive opportunities in the high yield space; therefore, we selectively added higher-yielding securities to the portfolio while selling existing positions with lower yields. Similarly, we also improved the earnings potential of the high grade portion of the portfolio. The Fund will continue to look for opportunities to add high yielding names with a focus on the seven- to 15-year part of the yield curve. The Fund does not use leverage or derivatives. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

Thank you for your participation in Franklin Liberty Intermediate Municipal Opportunities ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4	Semiannual Report	libertyshares.com

FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-month	+0.67%	+0.34%	+0.67%	+0.34%
1-Year	-0.43%	-0.75%	-0.43%	-0.75%
Since Inception (8/31/17)	-0.87%	-0.83%	-0.80%	-0.77%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with waiver)	(without waiver)	(with waiver)	(without waiver)
2.26%	2.78%	1.03%	4.70%	1.74%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.293265

Total Annual Operating Expenses8

With Waiver	Without Waiver
0.30%	1.48%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/18.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2018 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6	Semiannual Report	libertyshares.com

FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18-9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18-9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,006.70	$1.51	$1,023.56	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	7

Franklin Liberty Municipal Bond ETF

This semiannual report for Franklin Liberty Municipal Bond ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes by investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five to 15 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Credit Quality Composition*
9/30/18
Ratings	% of Total Investments
AAA	20.23%
AA	68.84%
A	9.39%
Not Rated	1.54%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

For the six months under review, the Fund had cumulative total returns of -0.27% based on market price and -0.02%

based on net asset value (NAV). In comparison, the Bloomberg Barclays Municipal Bond Index had a +0.72% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Portfolio Composition
9/30/18
% of Total Investments*
General Obligation	39.44%
Utilities	19.82%
Higher Education	12.87%
Transportation	8.08%
Tax-Supported	7.71%
Hospital & Health Care	3.97%
Subject to Government Appropriations	3.52%
Other Revenue	3.26%
Housing	1.33%

*Does not include cash and cash equivalents.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page x.

8	Semiannual Report	libertyshares.com

FRANKLIN LIBERTY MUNICIPAL BOND ETF

Manager’s Discussion

During the six-month reporting period, the Fund maintained its average maturity close to 13 years, on the longer end of the target five-15 year range. The municipal yield curve remains positively sloped and we believe focusing on longer maturities provides us with the best opportunities to achieve our objective of maximizing after-tax income for investors. We selectively added higher-yielding securities to the portfolio while selling existing positions with lower yields, improving the earnings potential of the portfolio. The Fund will continue to look for opportunities to improve the income profile of the Fund, with a focus on the 10- to 15-year part of the yield curve for new purchases. The Fund does not use leverage or derivatives. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

Thank you for your participation in Franklin Liberty Municipal Bond ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

libertyshares.com	Semiannual Report	9

FRANKLIN LIBERTY MUNICIPAL BOND ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-0.02%	-0.27%	-0.02%	-0.27%
1-Year	-0.96%	-1.09%	-0.96%	-1.09%
Since Inception (8/31/17)	-1.47%	-1.40%	-1.36%	-1.29%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with waiver)	(without waiver)	(with waiver)	(without waiver)
2.46%	2.75%	1.00%	4.65%	1.69%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

10	Semiannual Report	libertyshares.com

FRANKLIN LIBERTY MUNICIPAL BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.326005

Total Annual Operating Expenses8

With Waiver	Without Waiver
0.30%	1.48%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/18.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2018 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

libertyshares.com	Semiannual Report	11

FRANKLIN LIBERTY MUNICIPAL BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$999.80	$1.50	$1,023.56	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

12	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Intermediate Municipal Opportunities ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.40	$25.00

Income from investment operations:[b]

Net investment income[c]	0.30	0.22

Net realized and unrealized gains (losses)	(0.14)	(0.60)

Total from investment operations	0.16	(0.38)

Less distributions from net investment income	(0.29)	(0.22)

Net asset value, end of period	$24.27	$24.40

Total return[d]	0.67%	(1.53)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.04%	1.71%

Expenses net of waiver and payments by affiliates	0.30%	0.30%

Net investment income	2.42%	1.55%

Supplemental data

Net assets, end of period (000’s)	$7,281	$7,319

Portfolio turnover rate[f]	11.97%	17.49%

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Statement of Investments, September 30, 2018 (unaudited)

Franklin Liberty Intermediate Municipal Opportunities ETF

	Principal Amount	Value

Municipal Bonds 98.4%
Alaska 2.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%, 9/01/30	$150,000	$155,126
Arizona 4.7%
La Paz County IDA Education Facility Lease Revenue, Chartered School Solutions-Harmony Public Schools Project, Series A, 5.00%, 2/15/28	100,000	110,165
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000	115,766
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project, Refunding, Series A, 5.00%, 1/01/24	100,000	113,482

		339,413

Arkansas 1.4%
Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/25	100,000	101,119

California 7.5%
California School Finance Authority Charter School Revenue, Summit Public Schools-Obligated Group, 5.00%, 6/01/27	100,000	112,075
California Statewide CDA Revenue, California Baptist University, Refunding, Series A, 3.00%, 11/01/22	100,000	100,335
California Statewide CDA Special Tax Revenue, CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/27	100,000	109,805
Orange County CFD No. 2017-1 Special Tax, Esencia Village Improvement Area No. 1, Series A, 5.00%, 8/15/28	100,000	114,307
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5, CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/25	100,000	111,608

		548,130

Colorado 2.8%
Southglenn Metropolitan District Special Revenue, In the City of Centennial Colorado, Refunding, 5.00%, 12/01/30	100,000	102,929
Southlands Metropolitan District No. 1 GO, Aurora, Arapahoe County, Refunding, Series A-1, 3.50%, 12/01/27	100,000	98,301

		201,230

Delaware 1.5%
Kent County Student Housing and Dining Facility Revenue, CHF-Dover LLC- Delaware State University Project, Series A, 5.00%, 7/01/29	100,000	109,850

Florida 3.9%
Jacksonville Health Care Facilities Revenue, Brooks Rehabilitation, Genesis Health Inc. Obligated Group, Refunding, 5.00%, 11/01/27	100,000	113,747
Miami Health Facilities Authority Revenue, Miami Jewish Health Systems Inc. Project, Refunding, 5.00%, 7/01/28	150,000	167,059

		280,806

Illinois 7.0%
Illinois State Finance Authority MFHR, Better Housing Foundation Blue Station Project, Series A-1, 4.25%, 12/01/28	100,000	97,973
Illinois State Finance Authority MFHR, Better Housing Foundation ERNST Portfolio Project, Series A-1, 4.375%, 12/01/28	100,000	100,798
Railsplitter Tobacco Settlement Authority Revenue, 5.00%, 6/01/27	100,000	112,941
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24	245,000	197,825

		509,537

Kentucky 1.4%
Louisville/Jefferson County Metro Government Revenue, College, Bellarmine University Project, Refunding and Improvement, Series A, 4.00%, 5/01/29	100,000	100,214

14	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Intermediate Municipal Opportunities ETF (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Maine 1.6%
Maine Municipal Bond Bank Revenue, Series C, 5.00%, 11/01/25	$100,000	$116,270

Maryland 1.6%
Maryland EDC Revenue, Economic Development, Transportation Facilities Project, Refunding, Series A, 5.00%, 6/01/27	100,000	113,198

Massachusetts 1.5%
Massachusetts State Development Finance Agency Revenue, Foxborough Regional Charter, Series B, 5.00%, 7/01/27	100,000	109,712

Michigan 1.4%
Grand Rapids EDC, EDR, Beacon Hill Eastgate Project, Refunding, Series A, 4.00%, 11/01/27	100,000	100,148

Minnesota 3.6%
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 3.00%, 3/01/22	150,000	154,024
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	111,038

		265,062

Missouri 1.5%
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Refunding, 5.00%, 9/01/27	100,000	111,398

Montana 1.6%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	114,761

Nevada 6.1%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Refunding, Series A, 5.00%, 9/01/28	100,000	113,033
Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	114,251
Las Vegas Special ID No. 812 Special Assessment, Local Improvement, Summerlin Village 24, 4.00%, 12/01/22	100,000	102,738
Washoe County School District GO, School Improvement, Series C, 5.00%, 10/01/26	100,000	116,522

		446,544

New Jersey 1.4%
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	99,154

New York 4.7%
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	117,532
New York City GO, Fiscal 2018, Series 1, 5.00%, 8/01/26	100,000	116,747
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2018, Series B, Subseries B-1, 4.00%, 8/01/24	100,000	108,655

		342,934

North Carolina 3.1%
North Carolina State Medical Care Commission Retirement Facilities Revenue, The United Methodist Retirement Homes, first mortgage, Refunding, Series A, 5.00%, 10/01/27	100,000	111,405
Winston-Salem City Water and Sewer System Revenue, 5.00%, 6/01/24	100,000	114,544

		225,949

Ohio 7.7%
Cleveland Water Revenue, second lien, Refunding, Series B, 5.00%, 1/01/27	100,000	117,060
Columbus GO, Refunding, Series 2017-1, 5.00%, 4/01/24	100,000	114,034
Franklin County Hospital Facilities Revenue, Nationwide Children’s Hospital Project, Refunding, Series A, 5.00%, 11/01/28	100,000	117,442
Ohio State Air Quality Development Authority Exempt Facilities Revenue, Pratt Paper LLC Project, 3.75%, 1/15/28	100,000	100,230
Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/25	100,000	109,780

		558,546

libertyshares.com	Semiannual Report	15

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Intermediate Municipal Opportunities ETF (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Oregon 3.2%
Oregon State Facilities Authority Revenue, Reed College Project, Refunding, Series A, 5.00%, 7/01/26	$100,000	$116,891
Portland Community College District GO, Multnomah Washington Yamhill Clackamas and Columbia Counties, Refunding, 5.00%, 6/15/25	100,000	116,073

		232,964

Pennsylvania 8.5%
Allegheny County Higher Education Building Authority University Revenue, Robert Morris University, UPMC Events Center Project, 5.00%, 10/15/26	100,000	110,944
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue, City Center Project, 5.00%, 5/01/28	100,000	109,222
Franklin County IDAR, Menno Haven Inc. Project, Refunding, 5.00%, 12/01/28	100,000	106,387
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A, 3.375%, 11/15/33	125,000	118,239
Pennsylvania State GO, First Series, Refunding, 5.00%, 1/01/26	150,000	171,504

		616,296

Tennessee 2.8%
Johnson City GO, Refunding, Series A, 5.00%, 6/01/22	100,000	109,876
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	97,612

		207,488

Texas 3.0%
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue, CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/29	100,000	110,325
Rockwall ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/23	100,000	111,425

		221,750

Utah 2.8%
South Jordan Water Revenue, Refunding, 4.00%, 11/01/22	100,000	107,027
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%, 5/15/27	100,000	95,713

		202,740

Vermont 1.6%
Vermont State Public Power Supply Authority Revenue, Swanton Peaking Facility Project, Refunding, Series A, 5.00%, 7/01/28	100,000	114,126

Virginia 1.4%
Peninsula Town Center CDA Special Obligation Revenue, Refunding, 4.50%, 9/01/28	100,000	105,147

Washington 3.1%
Skagit County Public Hospital District No. 1 Revenue, Improvement, Skagit Regional Health, Refunding, 5.00%, 12/01/29	100,000	109,010
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	117,467

		226,477

Wisconsin 3.9%
Fond Du Lac GO, Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/22	100,000	98,764
PFA Retirement Facilities Revenue, Whitestone Retirement Facilities, first mortgage, Refunding, 4.00%, 3/01/27	85,000	87,013
Wisconsin Health and Educational Facilities Authority Revenue, St. Johns Communities Inc. Project, Series A, 4.00%, 9/15/27	100,000	102,117

		287,894

Total Investments (Cost $7,324,633) 98.4%		7,163,983
Other Assets, less Liabilities 1.6%		117,287

Net Assets 100.0%		$7,281,270

See Abbreviations on page 29.

16	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Municipal Bond ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.34	$25.00

Income from investment operations:[b]

Net investment income[c]	0.33	0.30

Net realized and unrealized gains (losses)	(0.33)	(0.66)

Total from investment operations	— [d]	(0.36)

Less distributions from net investment income	(0.33)	(0.30)

Net asset value, end of period	$24.01	$24.34

Total return[e]	(0.02)%	(1.45)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	1.90%	1.71%

Expenses net of waiver and payments by affiliates	0.30%	0.30%

Net investment income	2.70%	2.11%

Supplemental data

Net assets, end of period (000’s)	$7,202	$7,302

Portfolio turnover rate[g]	4.77%	5.00%

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin Liberty Municipal Bond ETF

	Principal Amount	Value

Municipal Bonds 98.9%
Alaska 2.2%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%, 9/01/30	$150,000	$155,126

Arizona 1.6%
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000	115,766

Arkansas 1.4%
Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/25	100,000	101,119

California 9.0%
Burbank RDA Successor Agency Tax Allocation Revenue, Los Angeles County, Refunding, 3.00%, 12/01/32	100,000	94,396
Clovis USD, GO, Capital Appreciation, Refunding, zero cpn., 8/01/35	200,000	104,746
Konocti USD, GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/28	150,000	106,545
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5, CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/37	100,000	109,473
South Tahoe Joint Powers Financing Authority Lease Revenue, Redevelopment Project Area No. 1, Series A, BAM Insured, 5.00%, 10/01/30	100,000	114,312
University of California Revenue, Limited Project, Series M, 5.00%, 5/15/34	100,000	115,499

		644,971

Colorado 6.1%
Adams and Weld Counties School District No. 27J Brighton GO, The City and County of Broomfield, 5.00%, 12/01/42	100,000	112,923
Cherry Creek School District No. 5 GO, Arapahoe County, Refunding, Series C, 5.00%, 12/15/35	100,000	115,714
Colorado Springs Utilities System Revenue, Refunding, Series A, 4.00%, 11/15/33	100,000	105,632
Colorado State Board of Governors University Enterprise System Revenue, Refunding, Series A, 4.00%, 3/01/35	100,000	103,798

		438,067

Connecticut 1.5%
Connecticut State Special Tax Obligation Revenue, Series A, 5.00%, 8/01/31	100,000	109,931

Florida 1.6%
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/36	100,000	114,312

Hawaii 1.5%
Hawaii State GO, Refunding, Series FH, 4.00%, 10/01/30	100,000	106,404

Kansas 3.0%
Douglas County USD No. 497 GO, Series A, 3.50%, 9/01/32	100,000	101,609
Kansas State Department of Transportation Highway Revenue, Series A, 5.00%, 9/01/31	100,000	117,246

		218,855

Louisiana 1.4%
Louisiana GO, Series B, 4.00%, 10/01/34	100,000	103,518

Maine 1.6%
Maine Municipal Bond Bank Revenue, Series C, 5.00%, 11/01/31	100,000	116,397

Maryland 1.3%
Prince George’s County GO, Consolidated Public Improvement, Series A, 3.00%, 9/15/32	100,000	95,951

Massachusetts 1.6%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sustainability Bonds, Subordinate, Series A, Subseries A-1, 5.00%, 7/01/33	100,000	114,951

Minnesota 6.6%
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 3.00%, 3/01/35	150,000	137,095
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	111,038

18	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Municipal Bond ETF (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (continued)
Southern Minnesota Municipal Power Agency Power Supply System Revenue, Series A, 5.00%, 1/01/31	$100,000	$116,305
University of Minnesota GO, Series A, 5.00%, 9/01/42	100,000	113,529

		477,967

Missouri 1.3%
Platte County School District Park Hill GO, Direct Deposit Program, 3.00%, 3/01/33	100,000	93,160

Montana 1.6%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	114,761

Nevada 3.1%
Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	114,251
Lyon County School District GO, Refunding, Series A, PSF Guarantee, 4.00%, 6/01/28	100,000	108,690

		222,941

New Jersey 1.4%
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	99,154

New York 7.5%
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	117,532
New York City GO, Fiscal 2018, Series B, Subseries B-1, 4.00%, 10/01/36	100,000	103,440
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2018, Series B, Subseries B-1, 5.00%, 8/01/34	100,000	114,575
New York State Dormitory Authority Revenues, Non-State Supported Debt, School Districts, Financing Program, Refunding, Series G, BAM Insured, 3.00%, 10/01/33	100,000	91,455
New York State Dormitory Authority Sales Tax Revenue, Series A, 5.00%, 3/15/33	100,000	115,819

		542,821

North Carolina 2.9%
University of North Carolina at Charlotte Revenue, General, Board of Governors, Refunding, 4.00%, 10/01/34	100,000	104,775
Winston-Salem City Water and Sewer System Revenue, 4.00%, 6/01/33	100,000	106,554

		211,329

Ohio 8.3%
Cleveland Water Revenue, second lien, Refunding, Series B, 5.00%, 1/01/27	100,000	117,060
Columbus GO, Series A, 3.00%, 4/01/28	100,000	99,836
Franklin County Hospital Facilities Revenue, Nationwide Children’s Hospital Project, Refunding, Series A, 3.125%, 11/01/33	50,000	48,502
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series B, 5.00%, 10/01/30	100,000	114,480
Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 4.00%, 11/15/34	100,000	105,305
Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/30	100,000	110,125

		595,308

Oregon 6.6%
Metro Dedicated Tax Revenue, Oregon Convention Center Hotel Project, 5.00%, 6/15/29	100,000	115,796
Oregon State Housing and Community Services Department Mortgage Revenue, Series D, 3.15%, 7/01/32	100,000	94,883
Portland Community College District GO, Multnomah Washington Yamhill Clackamas and Columbia Counties, Refunding, 5.00%, 6/15/25	100,000	116,073
Washington County GO, Full Faith and Credit Obligations, Series B, 5.00%, 3/01/25	125,000	144,614

		471,366

Pennsylvania 1.7%
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A, 3.375%, 11/15/33	125,000	118,239

libertyshares.com	Semiannual Report	19

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Municipal Bond ETF (continued)

	Principal Amount	Value
Municipal Bonds (continued)
Tennessee 7.7%
Johnson City GO, Refunding, Series A, 5.00%, 6/01/22	$100,000	$109,876
Kingsport GO, Series B, 3.00%, 3/01/35	130,000	118,457
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	97,612
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds, Subordinate, Refunding, Series A, 5.00%, 7/01/36	100,000	115,034
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A, 5.00%, 11/01/37	100,000	114,849

		555,828

Texas 7.4%
El Paso Water and Sewer Revenue, Refunding and Improvement, 4.00%, 3/01/33	100,000	105,631
Rockwall ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/31	100,000	116,879
Round Rock Utility Revenue, Refunding, 2.75%, 8/01/29	100,000	94,440
Texas State Water Development Board Revenue, State Water Implementation, Master Trust, Series A, 4.00%, 10/15/33	100,000	105,350
University of Texas System Revenue, Financing System, Refunding, Series A, 5.00%, 8/15/22	100,000	110,486

		532,786

Utah 1.3%
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%, 5/15/27	100,000	95,713

Washington 6.3%
Seattle Municipal Light and Power Revenue, Improvement and Refunding, Series C, 4.00%, 9/01/35	100,000	104,343
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	117,467
Washington Health Care Facilities Authority Revenue, MultiCare Health System, Refunding, Series B, 5.00%, 8/15/29	100,000	116,227
Washington State GO, Various Purpose, Series A, 5.00%, 8/01/30	100,000	116,677

		454,714

Wisconsin 1.4%
Fond Du Lac GO, Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/22	100,000	98,764

Total Investments (Cost $7,393,241) 98.9%		7,120,219
Other Assets, less Liabilities 1.1%		82,174

Net Assets 100.0%		$7,202,393

See Abbreviations on page 29.

20	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2018 (unaudited)

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Assets:
Investments in securities:
Cost — Unaffiliated issuers	$7,324,633	$7,393,241

Value — Unaffiliated issuers	$7,163,983	$7,120,219
Cash	70,323	51,250
Receivables:
Interest	82,973	75,253
Affiliates	11,969	6,730

Total assets	7,329,248	7,253,452
Liabilities:
Payables:
Transfer agent fees	16,921	16,921
Distributions to shareholders	13,709	14,751
Custodian fees	1,356	1,356
Professional fees	9,726	11,695
Reports to shareholders	3,008	3,008
Registration and filing fees	3,067	3,117
Accrued expenses and other liabilities	191	211

Total liabilities	47,978	51,059

Net assets, at value	$7,281,270	$7,202,393

Net assets consist of:
Paid-in capital	$7,500,000	$7,500,000
Total distributable earnings (loss)	(218,730)	(297,607)

Net assets, at value	$7,281,270	$7,202,393

Shares outstanding	300,000	300,000

Net asset value per share	$24.27	$24.01

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2018 (unaudited)

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Investment income:
Interest:
Unaffiliated issuers	$100,014	$109,573

Total investment income	100,014	109,573

Expenses:
Management fees (Note 3a)	22,961	22,835
Transfer agent fees	7,821	7,821
Custodian fees	627	627
Reports to shareholders	2,890	2,884
Registration and filing fees	4,245	4,144
Professional fees	21,010	15,733
Trustees’ fees and expenses	422	412
Pricing fees	10,874	10,873
Other	3,961	3,960

Total expenses	74,811	69,289
Expenses waived/paid by affiliates (Note 3c)	(63,790)	(58,329)

Net expenses	11,021	10,960

Net investment income	88,993	98,613

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(33,575)	(13,336)

Net realized gain (loss)	(33,575)	(13,336)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(4,902)	(86,906)

Net change in unrealized appreciation (depreciation)	(4,902)	(86,906)

Net realized and unrealized gain (loss)	(38,477)	(100,242)

Net increase (decrease) in net assets resulting from operations	$50,516	$(1,629)

22	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty Intermediate Municipal Opportunities ETF		Franklin Liberty Municipal Bond ETF
	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$88,993	$66,889	$98,613	$90,991
Net realized gain (loss)	(33,575)	(26,590)	(13,336)	(13,465)
Net change in unrealized appreciation (depreciation)	(4,902)	(155,748)	(86,906)	(186,116)

Net increase (decrease) in net assets resulting from operations	50,516	(115,449)	(1,629)	(108,590)

Distributions to shareholders (Note 1c)	(87,980)	(65,817)	(97,802)	(89,586)

Capital share transactions: (Note 2)	—	7,500,000	—	7,500,000

Net increase (decrease) in net assets	(37,464)	7,318,734	(99,431)	7,301,824
Net assets:
Beginning of period	7,318,734	—	7,301,824	—

End of period (Note 1c)	$7,281,270	$7,318,734	$7,202,393	$7,301,824

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-five separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective with the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statement of Changes in Net Assets, therefore prior period amounts are presented below.

For the year ended March 31, 2018, distributions to shareholders were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Distributions from net investment income:	$(65,817)	$(89,586)

For the year ended March 31, 2018, undistributed net investment income included in net assets were as follows:

Funds	Undistributed net investment income
Franklin Liberty Intermediate Municipal Opportunities ETF	$1,072
Franklin Liberty Municipal Bond ETF	1,405

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). For the period ended September 30, 2018, all Creation Unit transactions were made in cash.

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[a]
	Shares	Amount	Shares	Amount
Shares sold	200,000	$4,872,980	300,000	$7,500,000
Shares redeemed	(200,000)	(4,872,980)	—	—

Net increase (decrease)	—	$—	300,000	$7,500,000

	Franklin Liberty Municipal Bond ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[a]
	Shares	Amount	Shares	Amount
Shares sold	—	$—	300,000	$7,500,000

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees

The Funds pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended September 30, 2018, each Fund’s annualized gross effective investment management fee rate based on average daily net assets was as follows:

Annualized Fee Rate
Franklin Liberty Intermediate Municipal Opportunities ETF	0.625%
Franklin Liberty Municipal Bond ETF	0.625%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (including acquired fund fees and expenses) for each of the Funds does not exceed 0.30%, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

d. Other Affiliated Transactions

At September 30, 2018, the shares of the Funds were owned by the following entities.

Fund	Shares	Percentage of Outstanding Shares[a]
Franklin Liberty Intermediate Municipal Opportunities ETF
Franklin Resources Inc.	105,000	35.0%

Franklin Liberty Municipal Bond ETF
Franklin Federal Limited-Term Tax-Free Income Fund	75,000	25.0%
Franklin Resources Inc.	65,000	21.7%

	140,000	46.7%

aInvestment activities of significant shareholders could have a material impact on the Funds.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2018, the capital loss carryforwards were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Capital loss carryforwards not subject to expiration:
Short term	$26,590	$13,465
Long term	—	—

Total capital loss carryforwards	$26,590	$13,465

At September 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Cost of investments	$7,324,633	$7,393,241

Unrealized appreciation	$6,127	$962
Unrealized depreciation	(166,777)	(273,984)

Net unrealized appreciation (depreciation)	$(160,650)	$(273,022)

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the Period ended September 30, 2018, were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Purchases	$874,214	$380,074
Sales	$1,011,591	$345,348

6. Credit Risk

At September 30, 2018, Franklin Intermediate Municipal Opportunities ETF had 15.83% of its portfolio invested in high yield securities, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

7. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Fair Value Measurements (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. At September 30, 2018, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

8. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
CDA	Community Development Authority/Agency
CFD	Community Facilities District
EDC	Economic Development Corp.
EDR	Economic Development Revenue
GO	General Obligation
ID	Improvement District
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
ISD	Independent School District
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
PFA	Public Financing Authority
PSF	Permanent School Fund
RDA	Redevelopment Agency/Authority
USD	Unified/Union School District

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Liberty Intermediate Municipal Opportunities ETF

Franklin Liberty Municipal Bond ETF

(each a Fund)

At an in-person meeting held on May 16, 2018 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the registered fund industry, such as cybersecurity and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

FUND PERFORMANCE. The Board noted that the Funds commenced operations on August 31, 2017, and thus the Funds did not have investment performance for the Board to review and consider for the one-year period ended March 31, 2018. The Board also noted its ongoing discussions with the

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SHAREHOLDER INFORMATION

Manager about the performance of the Funds to date and the importance of performance to asset growth.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers (Management Rate), if any, of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Franklin Liberty Intermediate Municipal Opportunities ETF was comprised of actively managed exchange-traded funds, which included the Fund and four other intermediate municipal debt funds. The Expense Group for the Franklin Liberty Municipal Bond ETF was comprised of actively managed exchange-traded funds, which included the Fund and three other general and insured municipal debt funds. The Board noted that the Management Rates for these Funds were slightly above the medians of their respective Expense Groups, but their actual total expense ratios were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are reasonable. In doing so, the Board noted the small size of the Expense Groups and that each Fund’s actual total expense ratio reflected a fee waiver from management.

PROFITABILITY. The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2017, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to Franklin Resources, Inc. and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

ECONOMIES OF SCALE. The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board noted that the Funds commenced operations on August 31, 2017 and that, as of December 31, 2017, each Fund’s net assets were approximately $7 million. The Board recognized that there would not likely be any economies of scale until each Fund’s assets grow.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at libertyshares.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at libertyshares.com.

32	Semiannual Report	libertyshares.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

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Semiannual Report
Franklin Templeton ETF Trust
Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

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Franklin Templeton

ETF Trust

Semiannual Report

September 30, 2018

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During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

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SEMIANNUAL REPORT

Economic and Market Overview

The global economy expanded during the six-month period under review amid generally upbeat economic data across regions. In this environment, the FTSE All-World Index, which measures performance of global developed and emerging market stocks, generated a positive total return for the six months ended September 30, 2018. Global markets were aided by higher crude oil prices and encouraging corporate earnings reports.

However, at certain times during the period, global markets reflected investor concerns about tensions in the Korean peninsula and political uncertainties in the U.S. and the European Union (EU), as well as worries that strong economic growth and rising inflation in the U.S. and other countries would lead central banks to increase interest rates sooner than expected. Markets were further pressured by the Trump administration’s protectionist trade policies, U.S. trade disputes with its allies and China, and fears of tighter regulation of information technology and technology-related companies. The Turkish lira’s and Argentine peso’s rapid deterioration and accompanying fears of a contagion effect also hurt investor confidence, particularly in emerging markets. However, investors were encouraged by an overall easing of tensions in the Korean peninsula, a U.S.-EU agreement to try to reduce trade barriers and a trade deal between the U.S. and Mexico, which Canada joined at period-end.

The U.S. economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The unemployment rate declined from 4.1% in March 2018, as reported at the beginning of the six-month period, to a nearly 49-year low of 3.7% at period-end.1 Annual inflation, as measured by the Consumer Price Index, decreased from 2.4% in March 2018, as reported at the beginning of the period, to 2.3% at period-end.1 The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate in June and September 2018 and continued reducing its balance sheet as part of an ongoing plan to normalize monetary policy. In September 2018, the Fed raised its forecast for U.S. economic growth in 2018 and 2019 and projected one more rate increase in 2018.

In Europe, the U.K.’s quarterly economic growth accelerated in 2018’s second quarter amid growth in the services sector. The Bank of England raised its key policy rate once during the review period. The eurozone’s quarterly growth remained stable in 2018’s second quarter but moderated in the third quarter. The bloc’s annual inflation rate ended the period higher than in March 2018. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. In September 2018, the ECB confirmed it would further reduce its monthly bond purchases beginning in October 2018, as previously announced in June, and reiterated its plan to conclude the program at the end of 2018, while keeping interest rates unchanged through at least the summer of 2019.

In Asia, Japan’s quarterly gross domestic product (GDP) expanded in 2018’s second quarter, mainly due to growth in business spending and household consumption. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP growth accelerated in 2018’s second quarter. Russia’s annual GDP growth rate accelerated in 2018’s second quarter. The Bank of Russia kept its key rate unchanged through most of the period but raised it near period-end. China’s GDP continued to grow in 2018’s third quarter, though at the slowest annual rate since 2009. The People’s Bank of China left its benchmark interest rate unchanged during the period, but it took measures to improve financial liquidity to mitigate the negative effects of the U.S.-China trade dispute and support economic growth. Overall, emerging market stocks, as measured by the FTSE Emerging Index, declined during the period.

The foregoing information reflects our analysis and opinions as of September 30, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: U.S. Bureau of Labor Statistics.

2	Semiannual Report	libertyshares.com

Franklin FTSE Asia ex Japan ETF

This semiannual report for Franklin FTSE Asia ex Japan ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan RIC Capped Index (the FTSE Asia ex Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Asia ex Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund had cumulative total returns of -8.60% based on market price and -6.59% based on net asset value. In comparison, the FTSE Asia ex Japan Capped Index had a -6.63% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5 .

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Banks	14.1%
Interactive Media & Services	7.5%
Semiconductors & Semiconductor Equipment	6.3%
Technology Hardware, Storage & Peripherals	6.0%
Insurance	5.5%
Oil, Gas & Consumable Fuels	5.4%
Real Estate Management & Development	4.9%
Internet & Direct Marketing Retail	4.9%
Electronic Equipment, Instruments & Components	2.8%
Industrial Conglomerates	2.8%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Asia ex Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Asia ex Japan Capped Index is based on the FTSE Asia ex Japan Index and is designed to measure the performance of large- and mid-capitalization stocks from developed and emerging Asian countries, excluding Japan. The Chinese constituents in the FTSE Asia ex Japan Capped Index are represented by H-shares, B-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 104.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Thank you for your participation in Franklin FTSE Asia ex Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
9/30/18
Company Sector/Industry, Country	% of Total Net Assets
Tencent Holdings Ltd. Interactive Media & Services, China	5.1%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	4.4%
Alibaba Group Holding Ltd., ADR Internet & Direct Marketing Retail, China	3.9%
AIA Group Ltd. Insurance, Hong Kong	2.3%
China Construction Bank Corp., H Banks, China	1.7%
Baidu Inc., ADR Interactive Media & Services, China	1.4%
Industrial and Commercial Bank of China Ltd., H Banks, China	1.3%
Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	1.2%
China Mobile Ltd. Wireless Telecommunication Services, China	1.1%

Top 10 Countries
9/30/18
% of Total Net Assets
China	33.3%
South Korea	16.2%
Taiwan	13.7%
Hong Kong	11.4%
India	10.7%
Singapore	4.0%
Thailand	3.7%
Malaysia	3.2%
Indonesia	2.1%
Philippines	1.2%

CFA® is a trademark owned by CFA Institute.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]			Average Annual Total Return[1]
	Based on NAV[2]		Based on market price[3]	Based on NAV[2]		Based on market price[3]
6-Month	-6.59%	[4]	-8.60%	-6.59%	[4]	-8.60%
Since Inception (2/6/18)	-6.79%		-6.75%	-6.79%		-6.75%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN FTSE ASIA EX JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.088988

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Asian issuers involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Total return information is based on net asset value calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$934.10	$0.92	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	7

Franklin FTSE Australia ETF

This semiannual report for Franklin FTSE Australia ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia RIC Capped Index (the FTSE Australia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Australia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +2.25% based on market price and +4.08% based on net asset value. In comparison, the FTSE Australia Capped Index posted a +4.10% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Banks	26.9%
Metals & Mining	14.8%
Food & Staples Retailing	6.7%
Biotechnology	6.3%
Equity Real Estate Investment Trusts (REITs)	6.1%
Oil, Gas & Consumable Fuels	6.0%
Capital Markets	4.2%
Insurance	4.1%
Hotels, Restaurants & Leisure	3.0%
Transportation Infrastructure	2.9%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Australia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Australia Capped Index is based on the FTSE Australia Index and is designed to measure the performance of Australian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 123.

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FRANKLIN FTSE AUSTRALIA ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
Commonwealth Bank of Australia Banks	8.7%
BHP Billiton Ltd. Metals & Mining	7.7%
Westpac Banking Corp. Banks	6.6%
CSL Ltd. Biotechnology	6.3%
Australia & New Zealand Banking Group Ltd. Banks	5.7%
National Australia Bank Ltd. Banks	5.3%
Wesfarmers Ltd. Food & Staples Retailing	3.9%
Macquarie Group Ltd. Capital Markets	2.7%
Woolworths Group Ltd. Food & Staples Retailing	2.6%
Woodside Petroleum Ltd. Oil, Gas & Consumable Fuels	2.5%

Thank you for your participation in Franklin FTSE Australia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

libertyshares.com	Semiannual Report	9

FRANKLIN FTSE AUSTRALIA ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+4.08%	+2.25%	+4.08%	+2.25%
Since Inception (11/2/17)	+1.95%	+1.18%	+1.95%	+1.18%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN FTSE AUSTRALIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.464601

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Australian issuers involve risks that are specific to Australia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

libertyshares.com	Semiannual Report	11

FRANKLIN FTSE AUSTRALIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,040.80	$0.46	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

12	Semiannual Report	libertyshares.com

Franklin FTSE Brazil ETF

This semiannual report for Franklin FTSE Brazil ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil RIC Capped Index (the FTSE Brazil Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Brazil Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund had cumulative total returns of -23.92% based on market price and -22.18% based on net asset value. In comparison, the FTSE Brazil Capped Index had a -22.11% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 15 .

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Banks	25.4%
Metals & Mining	16.7%
Oil, Gas & Consumable Fuels	12.2%
Beverages	5.6%
Capital Markets	4.9%
Multiline Retail	3.3%
Electric Utilities	3.3%
Paper & Forest Products	2.9%
Insurance	2.6%
Food & Staples Retailing	2.6%

1. The FTSE Brazil Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Brazil Capped Index is based on the FTSE Brazil Index and is designed to measure the performance of Brazilian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 126.

libertyshares.com	Semiannual Report	13

FRANKLIN FTSE BRAZIL ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
Vale SA Metals & Mining	14.1%
Petroleo Brasileiro SA Oil, Gas & Consumable Fuels	10.6%
Itau Unibanco Holding SA Banks	9.4%
Banco Bradesco SA Banks	8.1%
Ambev SA Beverages	5.6%
B3 SA - Brasil Bolsa Balcao Capital Markets	4.6%
Itausa-Investimentos Itau SA Banks	4.3%
Banco do Brasil SA Banks	2.3%
Suzano Papel e Celulose SA Paper & Forest Products	1.6%
Lojas Renner SA Multiline Retail	1.6%

Thank you for your participation in Franklin FTSE Brazil ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14	Semiannual Report	libertyshares.com

FRANKLIN FTSE BRAZIL ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-22.18%	-23.92%	-22.18%	-23.92%
Since Inception (11/3/17)	-10.62%	-11.73%	-10.62%	-11.73%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

libertyshares.com	Semiannual Report	15

FRANKLIN FTSE BRAZIL ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.363332

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Brazilian issuers involve risks that are specific to Brazil, including certain legal, regulatory, political and economic risks. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates and political unrest. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

16	Semiannual Report	libertyshares.com

FRANKLIN FTSE BRAZIL ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$778.20	$0.85	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	17

Franklin FTSE Canada ETF

This semiannual report for Franklin FTSE Canada ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada RIC Capped Index (the FTSE Canada Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Canada Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +5.77% based on market price and +5.91% based on net asset value. In comparison, the FTSE Canada Capped Index posted a +5.82% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Banks	32.4%
Oil, Gas & Consumable Fuels	20.3%
Insurance	8.3%
Road & Rail	7.5%
Metals & Mining	4.9%
Capital Markets	4.4%
Food & Staples Retailing	3.3%
Chemicals	2.8%
Commercial Services & Supplies	1.6%
Software	1.6%

1. The FTSE Canada Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Canada Capped Index is based on the FTSE Canada Index and is designed to measure the performance of Canadian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 129.

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FRANKLIN FTSE CANADA ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
Royal Bank of Canada Banks	9.1%
The Toronto-Dominion Bank Banks	8.8%
Bank of Nova Scotia Banks	5.8%
Canadian National Railway Co. Road & Rail	5.2%
Suncor Energy Inc. Oil, Gas & Consumable Fuels	5.0%
Enbridge Inc. Oil, Gas & Consumable Fuels	4.3%
Bank of Montreal Banks	4.2%
Canadian Imperial Bank of Commerce Banks	3.3%
Canadian Natural Resources Ltd. Oil, Gas & Consumable Fuels	3.1%
Brookfield Asset Management Inc., A Capital Markets	3.0%

Thank you for your participation in Franklin FTSE Canada ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

libertyshares.com	Semiannual Report	19

FRANKLIN FTSE CANADA ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+5.91%	+5.77%	+5.91%	+5.77%
Since Inception (11/2/17)	+1.61%	+1.69%	+1.61%	+1.69%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN FTSE CANADA ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.181406

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Canadian issuers involve risks that are specific to Canada, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

libertyshares.com	Semiannual Report	21

FRANKLIN FTSE CANADA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,059.10	$0.46	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

22	Semiannual Report	libertyshares.com

Franklin FTSE China ETF

This semiannual report for Franklin FTSE China ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE China RIC Capped Index (the FTSE China Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE China Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund had cumulative total returns of -12.40% based on market price and -10.43% based on net asset value. In comparison, the FTSE China Capped Index had a -10.37% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 25 .

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE China Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Interactive Media & Services	21.4%
Internet & Direct Marketing Retail	14.7%
Banks	14.6%
Insurance	6.6%
Oil, Gas & Consumable Fuels	5.9%
Real Estate Management & Development	5.3%
Wireless Telecommunication Services	3.4%
Automobiles	1.9%
Pharmaceuticals	1.8%
Capital Markets	1.6%

1. The FTSE China Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE China Capped Index is based on the FTSE China Index and is designed to measure the performance of Chinese large- and mid-capitalization stocks, as represented by H-shares, B-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 132.

libertyshares.com	Semiannual Report	23

FRANKLIN FTSE CHINA ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
Tencent Holdings Ltd. Interactive Media & Services	15.5%
Alibaba Group Holding Ltd., ADR Internet & Direct Marketing Retail	11.8%
China Construction Bank Corp., H Banks	5.1%
Baidu Inc., ADR Interactive Media & Services	4.2%
Industrial and Commercial Bank of China Ltd., H Banks	3.8%
China Mobile Ltd. Wireless Telecommunication Services	3.4%
Ping An Insurance (Group) Co. of China Ltd., H Insurance	3.3%
Bank of China Ltd., H Banks	2.2%
CNOOC Ltd. Oil, Gas & Consumable Fuels	2.1%
China Petroleum & Chemical Corp., H Oil, Gas & Consumable Fuels	1.7%

Thank you for your participation in Franklin FTSE China ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

24	Semiannual Report	libertyshares.com

FRANKLIN FTSE CHINA ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-10.43%	-12.40%	-10.43%	-12.40%
Since Inception (11/2/17)	-6.69%	-7.06%	-6.69%	-7.06%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 26 for Performance Summary footnotes.

libertyshares.com	Semiannual Report	25

FRANKLIN FTSE CHINA ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.100711

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Chinese issuers involve risks that are specific to China, including certain legal, regulatory, political and economic risks. China may be subject to considerable degrees of economic, political and social instability. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

26	Semiannual Report	libertyshares.com

FRANKLIN FTSE CHINA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$895.70	$0.90	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	27

Franklin FTSE Europe ETF

This semiannual report for Franklin FTSE Europe ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Index (the FTSE Developed Europe Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund had cumulative total returns of -1.08% based on market price and -0.35% based on net asset value. In comparison, the FTSE Developed Europe Capped Index had a -0.45% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 30.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation.

Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Banks	10.1%
Pharmaceuticals	9.2%
Oil, Gas & Consumable Fuels	8.2%
Insurance	5.8%
Chemicals	4.3%
Food Products	3.9%
Textiles, Apparel & Luxury Goods	3.1%
Metals & Mining	2.7%
Beverages	2.6%
Capital Markets	2.5%

1. The FTSE Developed Europe Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Index is based on the FTSE Developed Europe Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 140.

28	Semiannual Report	libertyshares.com

FRANKLIN FTSE EUROPE ETF

Top 10 Holdings
9/30/18
Company Sector/Industry, Country	% of Total Net Assets
Royal Dutch Shell PLC, A, B Oil, Gas & Consumable Fuels, United Kingdom	3.1%
Nestle SA Food Products, Switzerland	2.7%
Novartis AG Pharmaceuticals, Switzerland	2.0%
HSBC Holdings PLC Banks, United Kingdom	1.9%
Roche Holding AG Pharmaceuticals, Switzerland	1.9%
Total SA Oil, Gas & Consumable Fuels, France	1.7%
BP PLC Oil, Gas & Consumable Fuels, United Kingdom	1.6%
SAP SE Software, Germany	1.3%
British American Tobacco PLC Tobacco, United Kingdom	1.1%
Siemens AG Industrial Conglomerates, Germany	1.0%

Thank you for your participation in Franklin FTSE Europe ETF. We look forward to serving your future investment needs.

Top 10 Countries
9/30/18
% of Total Net Assets
United Kingdom	28.3%
France	16.3%
Germany	14.7%
Switzerland	13.6%
Spain	4.7%
Sweden	4.5%
Netherlands	4.3%
Italy	3.4%
Denmark	2.6%
Finland	1.8%

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

libertyshares.com	Semiannual Report	29

FRANKLIN FTSE EUROPE ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-0.35%	-1.08%	-0.35%	-1.08%
Since Inception (11/2/17)	-0.61%	-0.78%	-0.61%	-0.78%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 31 for Performance Summary footnotes.

30	Semiannual Report	libertyshares.com

FRANKLIN FTSE EUROPE ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.559514

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of European issuers involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

libertyshares.com	Semiannual Report	31

FRANKLIN FTSE EUROPE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$996.50	$0.45	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

32	Semiannual Report	libertyshares.com

Franklin FTSE Europe Hedged ETF

This semiannual report for Franklin FTSE Europe Hedged ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Hedged to USD Index (the FTSE Developed Europe Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Europe ETF (Underlying Fund).

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +4.44% based on market price and +6.54% based on net asset value. In comparison, the FTSE Developed Europe Capped Hedged Index posted a +6.62% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 35.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Hedged Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Banks	10.0%
Pharmaceuticals	9.2%
Oil, Gas & Consumable Fuels	8.1%
Insurance	5.7%
Chemicals	4.3%
Food Products	3.8%
Textiles, Apparel & Luxury Goods	3.1%
Metals & Mining	2.7%
Beverages	2.6%
Capital Markets	2.5%

1. The FTSE Developed Europe Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Hedged Index is based on the FTSE Developed Europe Hedged to USD Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. The FTSE Developed Europe Capped Hedged Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the FTSE Developed Europe Capped Hedged Index.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 154.

libertyshares.com	Semiannual Report	33

FRANKLIN FTSE EUROPE HEDGED ETF

the component currencies, in order to replicate the hedge impact incorporated in the calculation of the Underlying Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the component currencies. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

Thank you for your participation in Franklin FTSE Europe Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
9/30/18
Company Sector/Industry, Country	% of Total Net Assets
Royal Dutch Shell PLC, A, B Oil, Gas & Consumable Fuels, United Kingdom	3.1%
Nestle SA Food Products, Switzerland	2.6%
Novartis AG Pharmaceuticals, Switzerland	2.0%
HSBC Holdings PLC Banks, United Kingdom	1.8%
Roche Holding AG Pharmaceuticals, Switzerland	1.9%
Total SA Oil, Gas & Consumable Fuels, France	1.7%
BP PLC Oil, Gas & Consumable Fuels, United Kingdom	1.6%
SAP SE Software, Germany	1.3%
British American Tobacco PLC Tobacco, United Kingdom	1.1%
AstraZeneca PLC Pharmaceuticals, United Kingdom	1.0%

Top 10 Countries
9/30/18
% of Total Net Assets
United Kingdom	28.1%
France	16.2%
Germany	14.6%
Switzerland	13.5%
Spain	4.6%
Sweden	4.5%
Netherlands	4.3%
Italy	3.4%
Denmark	2.6%
Finland	1.7%

34	Semiannual Report	libertyshares.com

FRANKLIN FTSE EUROPE HEDGED ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+6.54%	+4.44%	+6.54%	+4.44%
Since Inception (11/2/17)	+1.63%	+1.34%	+1.63%	+1.34%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 36 for Performance Summary footnotes.

libertyshares.com	Semiannual Report	35

FRANKLIN FTSE EUROPE HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.377191

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of European issuers involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s use of foreign currency forward contracts and/or currency futures contracts is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the component currencies. The return of these currency hedging instruments will not perfectly offset the actual fluctuations between the component currencies and the U.S. dollar. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currencies that the derivative instruments intend to hedge, and there can be no assurance that the Fund’s hedging transactions will be effective. The Fund’s exposure to the component currencies may not be fully hedged at all times. Because the Fund’s currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

36	Semiannual Report	libertyshares.com

FRANKLIN FTSE EUROPE HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,065.40	$0.47	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	37

Franklin FTSE France ETF

This semiannual report for Franklin FTSE France ETF’s covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE France RIC Capped Index (the FTSE France Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE France Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +1.42% based on market price and +2.96% based on net asset value. In comparison, the FTSE France Capped Index posted a +2.64% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 40.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE France Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Oil, Gas & Consumable Fuels	10.3%
Textiles, Apparel & Luxury Goods	9.4%
Aerospace & Defense	8.4%
Banks	7.2%
Pharmaceuticals	6.5%
Chemicals	4.1%
Insurance	4.0%
Construction & Engineering	3.9%
Electrical Equipment	3.9%
Personal Products	3.7%

1. The FTSE France Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE France Capped Index is based on the FTSE France Index and is designed to measure the performance of French large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 168.

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FRANKLIN FTSE FRANCE ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
Total SA Oil, Gas & Consumable Fuels	10.3%
Sanofi Pharmaceuticals	6.1%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods	5.6%
Airbus SE Aerospace & Defense	4.4%
BNP Paribas SA Banks	4.2%
L’Oreal SA Personal Products	3.7%
Air Liquide SA Chemicals	3.5%
AXA SA Insurance	3.3%
Danone SA Food Products	2.9%
Safran SA Aerospace & Defense	2.9%

Thank you for your participation in Franklin FTSE France ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

libertyshares.com	Semiannual Report	39

FRANKLIN FTSE FRANCE ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+2.96%	+1.42%	+2.96%	+1.42%
Since Inception (11/2/17)	+3.22%	+3.17%	+3.22%	+3.17%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 41 for Performance Summary footnotes.

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FRANKLIN FTSE FRANCE ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.512772

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of French issuers involve risks that are specific to France, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

libertyshares.com	Semiannual Report	41

FRANKLIN FTSE FRANCE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,029.60	$0.46	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

42	Semiannual Report	libertyshares.com

Franklin FTSE Germany ETF

This semiannual report for Franklin FTSE Germany ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany RIC Capped Index (the FTSE Germany Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Germany Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund had cumulative total returns of -5.33% based on market price and -4.80% based on net asset value. In comparison, the FTSE Germany Capped Index had a -4.69% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 45 .

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Chemicals	12.5%
Insurance	9.9%
Automobiles	9.7%
Software	8.5%
Industrial Conglomerates	7.4%
Pharmaceuticals	7.1%
Diversified Telecommunication Services	4.3%
Textiles, Apparel & Luxury Goods	4.1%
Real Estate Management & Development	4.0%
Health Care Providers & Services	3.7%

1. The FTSE Germany Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Germany Capped Index is based on the FTSE Germany Index and is designed to measure the performance of German large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 171.

libertyshares.com	Semiannual Report	43

FRANKLIN FTSE GERMANY ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
SAP SE Software	8.5%
Siemens AG Industrial Conglomerates	7.0%
Allianz SE Insurance	6.8%
Bayer AG Pharmaceuticals	5.9%
BASF SE Chemicals	5.8%
Daimler AG Automobiles	3.9%
Deutsche Telekom AG Diversified Telecommunication Services	3.7%
Adidas AG Textiles, Apparel & Luxury Goods	3.5%
Linde AG Chemicals	3.1%
Volkswagen AG Automobiles	2.7%

Thank you for your participation in Franklin FTSE Germany ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

44	Semiannual Report	libertyshares.com

FRANKLIN FTSE GERMANY ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-4.80%	-5.33%	-4.80%	-5.33%
Since Inception (11/2/17)	-8.34%	-8.59%	-8.34%	-8.59%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 46 for Performance Summary footnotes.

libertyshares.com	Semiannual Report	45

FRANKLIN FTSE GERMANY ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.596692

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of German issuers involve risks that are specific to Germany, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

46	Semiannual Report	libertyshares.com

FRANKLIN FTSE GERMANY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$952.00	$0.44	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	47

Franklin FTSE Hong Kong ETF

This semiannual report for Franklin FTSE Hong Kong ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong RIC Capped Index (the FTSE Hong Kong Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Hong Kong Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund had cumulative total returns of -4.87% based on market price and -3.20% based on net asset value. In comparison, the FTSE Hong Kong Capped Index had a -3.28% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 50 .

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Real Estate Management & Development	19.4%
Insurance	19.3%
Industrial Conglomerates	10.0%
Banks	7.6%
Capital Markets	6.6%
Hotels, Restaurants & Leisure	6.3%
Electric Utilities	5.9%
Food Products	4.3%
Equity Real Estate Investment Trusts (REITs)	4.1%
Gas Utilities	3.4%

1. The FTSE Hong Kong Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Hong Kong Capped Index is based on the FTSE Hong Kong Index and is designed to measure the performance of Hong Kong large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 174.

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FRANKLIN FTSE HONG KONG ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
AIA Group Ltd. Insurance	19.3%
Hong Kong Exchanges and Clearing Ltd. Capital Markets	6.3%
CK Hutchison Holdings Ltd. Industrial Conglomerates	5.5%
Link REIT Equity Real Estate Investment Trusts (REITs)	3.8%
Sun Hung Kai Properties Ltd. Real Estate Management & Development	3.7%
CK Asset Holdings Ltd. Real Estate Management & Development	3.6%
Hang Seng Bank Ltd. Banks	3.5%
CLP Holdings Ltd. Electric Utilities	3.4%
Hong Kong and China Gas Co. Ltd. Gas Utilities	3.2%
BOC Hong Kong (Holdings) Ltd. Banks	3.0%

Thank you for your participation in Franklin FTSE Hong Kong ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

libertyshares.com	Semiannual Report	49

FRANKLIN FTSE HONG KONG ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-3.20%	-4.87%	-3.20%	-4.87%
Since Inception (11/2/17)	+0.38%	+0.57%	+0.38%	+0.57%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 51 for Performance Summary footnotes.

50	Semiannual Report	libertyshares.com

FRANKLIN FTSE HONG KONG ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.396320

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Hong Kong issuers involve risks that are specific to Hong Kong, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

libertyshares.com	Semiannual Report	51

FRANKLIN FTSE HONG KONG ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$968.00	$0.44	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

52	Semiannual Report	libertyshares.com

Franklin FTSE India ETF

This semiannual report for Franklin FTSE India ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE India RIC Capped Index (the FTSE India Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE India Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund had cumulative total returns of -6.16% based on market price and -4.56% based on net asset value. In comparison, the FTSE India Capped Index had a -4.09% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 55 .

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE India Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
IT Services	17.4%
Oil, Gas & Consumable Fuels	16.1%
Thrifts & Mortgage Finance	9.2%
Automobiles	7.0%
Banks	6.1%
Pharmaceuticals	5.4%
Metals & Mining	4.2%
Construction Materials	3.3%
Household Products	3.2%
Chemicals	2.5%

1. The FTSE India Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE India Capped Index is based on the FTSE India Index and is designed to measure the performance of Indian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 178.

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FRANKLIN FTSE INDIA ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
Reliance Industries Ltd. Oil, Gas & Consumable Fuels	10.9%
Housing Development Finance Corp. Ltd. Thrifts & Mortgage Finance	8.2%
Infosys Ltd. IT Services	7.7%
Tata Consultancy Services Ltd. IT Services	5.6%
Hindustan Unilever Ltd. Household Products	3.2%
Axis Bank Ltd. Banks	3.1%
Maruti Suzuki India Ltd. Automobiles	2.5%
ITC Ltd. Tobacco	2.4%
Sun Pharmaceutical Industries Ltd. Pharmaceuticals	1.9%
HCL Technologies Ltd. IT Services	1.7%

Thank you for your participation in Franklin FTSE India ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

54	Semiannual Report	libertyshares.com

FRANKLIN FTSE INDIA ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-4.56%	-6.16%	-4.56%	-6.16%
Since Inception (2/6/18)	-8.50%	-8.42%	-8.50%	-8.42%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 56 for Performance Summary footnotes.

libertyshares.com	Semiannual Report	55

FRANKLIN FTSE INDIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.066497

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Indian issuers involve risks that are specific to India, including certain legal, regulatory, political and economic risks. There are special risks associated with investments in India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

56	Semiannual Report	libertyshares.com

FRANKLIN FTSE INDIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$954.40	$0.93	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	57

Franklin FTSE Italy ETF

This semiannual report for Franklin FTSE Italy ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy RIC Capped Index (the FTSE Italy Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Italy Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund had cumulative total returns of -8.76% based on market price and -10.16% based on net asset value. In comparison, the FTSE Italy Capped Index had a -10.42% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 60 .

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Banks	24.5%
Oil, Gas & Consumable Fuels	15.0%
Electric Utilities	12.6%
Automobiles	8.8%
Insurance	7.6%
Textiles, Apparel & Luxury Goods	5.7%
Energy Equipment & Services	3.4%
Machinery	3.3%
Transportation Infrastructure	3.1%
Diversified Telecommunication Services	2.9%

1. The FTSE Italy Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Italy Capped Index is based on the FTSE Italy Index and is designed to measure the performance of Italian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 182.

58	Semiannual Report	libertyshares.com

FRANKLIN FTSE ITALY ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
Eni SpA Oil, Gas & Consumable Fuels	12.2%
Enel SpA Electric Utilities	10.3%
Intesa Sanpaolo SpA Banks	10.0%
UniCredit SpA Banks	8.7%
Assicurazioni Generali SpA Insurance	6.0%
Fiat Chrysler Automobiles NV Automobiles, United Kingdom	4.6%
Ferrari NV Automobiles	4.2%
CNH Industrial NV Machinery, United Kingdom	3.3%
Atlantia SpA Transportation Infrastructure	3.1%
Luxottica Group SpA Textiles, Apparel & Luxury Goods	3.1%

Thank you for your participation in Franklin FTSE Italy ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

libertyshares.com	Semiannual Report	59

FRANKLIN FTSE ITALY ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-10.16%	-8.76%	-10.16%	-8.76%
Since Inception (11/2/17)	-7.30%	-7.51%	-7.30%	-7.51%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 61 for Performance Summary footnotes.

60	Semiannual Report	libertyshares.com

FRANKLIN FTSE ITALY ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.525402

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Italian issuers involve risks that are specific to Italy, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

libertyshares.com	Semiannual Report	61

FRANKLIN FTSE ITALY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$898.40	$0.43	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

62	Semiannual Report	libertyshares.com

Franklin FTSE Japan ETF

This semiannual report for Franklin FTSE Japan ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Index (the FTSE Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +0.01% based on market price and +1.44% based on net asset value. In comparison, the FTSE Japan Capped Index posted a +0.58% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 65.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Automobiles	7.5%
Banks	6.8%
Pharmaceuticals	5.8%
Machinery	5.3%
Electronic Equipment, Instruments & Components	5.2%
Chemicals	4.7%
Wireless Telecommunication Services	4.2%
Road & Rail	4.1%
Trading Companies & Distributors	3.7%
Household Durables	3.6%

1. The FTSE Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Index is based on the FTSE Japan Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 184.

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FRANKLIN FTSE JAPAN ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
Toyota Motor Corp. Automobiles	4.0%
SoftBank Group Corp. Wireless Telecommunication Services	2.1%
Mitsubishi UFJ Financial Group Inc. Banks	2.0%
Sony Corp. Household Durables	1.9%
Sumitomo Mitsui Financial Group Inc. Banks	1.3%
Honda Motor Co. Ltd. Automobiles	1.3%
Keyence Corp. Electronic Equipment, Instruments & Components	1.3%
KDDI Corp. Wireless Telecommunication Services	1.2%
Mizuho Financial Group Inc. Banks	1.1%
Mitsubishi Corp. Trading Companies & Distributors	1.0%

Thank you for your participation in Franklin FTSE Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE JAPAN ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]			Average Annual Total Return[1]
	Based on NAV[2]		Based on market price[3]	Based on NAV[2]		Based on market price[3]
6-Month	+1.44%	[4]	+0.01%	+1.44%	[4]	+0.01%
Since Inception (11/2/17)	+3.81%		+3.81%	+3.81%		+3.81%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 66 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.099821

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,014.40	$0.45	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Japan Hedged ETF

We are pleased to bring you Franklin FTSE Japan Hedged ETF’s semiannual report for the period ended on September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Hedged to USD Index (the FTSE Japan Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Japan ETF (Underlying Fund).

Performance Overview

During the six-month, the Fund posted cumulative total returns of +9.67% based on market price and +9.16% based on net asset value. In comparison, the FTSE Japan Capped Hedged Index posted a +8.46% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 70.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Hedged Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the Japanese yen, in order to replicate the hedge impact incorporated in the calculation of the

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Automobiles	7.4%
Banks	6.8%
Pharmaceuticals	5.8%
Machinery	5.3%
Electronic Equipment, Instruments & Components	5.2%
Chemicals	4.7%
Wireless Telecommunication Services	4.2%
Road & Rail	4.1%
Trading Companies & Distributors	3.7%
Household Durables	3.6%

1. The FTSE Japan Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Hedged Index is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. The FTSE Japan Capped Hedged Index incorporates a hedge against fluctuations of the Japanese yen by reflecting the impact of rolling monthly currency forward contracts on the Japanese yen.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 195.

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FRANKLIN FTSE JAPAN HEDGED ETF

Underlying Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the Japanese yen. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

Thank you for your participation in Franklin FTSE Japan Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
Toyota Motor Corp. Automobiles	3.9%
SoftBank Group Corp. Wireless Telecommunication Services	2.2%
Mitsubishi UFJ Financial Group Inc. Banks	2.0%
Sony Corp. Household Durables	1.9%
Sumitomo Mitsui Financial Group Inc. Banks	1.3%
Keyence Corp. Electronic Equipment, Instruments & Components	1.3%
Honda Motor Co. Ltd. Automobiles	1.3%
KDDI Corp. Wireless Telecommunication Services	1.2%
Mizuho Financial Group Inc. Banks	1.1%
Recruit Holdings Co. Ltd. Professional Services	1.0%

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FRANKLIN FTSE JAPAN HEDGED ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]			Average Annual Total Return[1]
	Based on NAV[2]		Based on market price[3]	Based on NAV[2]		Based on market price[3]
6-Month	+9.16%	[4]	+9.67%	+9.16%	[4]	+9.67%
Since Inception (11/2/17)	+5.04%		+5.23%	+5.04%		+5.23%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 71 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.011378

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s use of foreign currency forward contracts and/or currency futures contracts is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the Japanese yen. The return of these currency hedging instruments will not perfectly offset the actual fluctuations between the Japanese yen and the U.S. dollar. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currencies that the derivative instruments intend to hedge, and there can be no assurance that the Fund’s hedging transactions will be effective. The Fund’s exposure to the Japanese yen may not be fully hedged at all times. Because the Fund’s currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE JAPAN HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,091.60	$0.47	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Mexico ETF

This semiannual report for Franklin FTSE Mexico ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico RIC Capped Index (the FTSE Mexico Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Mexico Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +3.20% based on market price and +4.98% based on net asset value. In comparison, the FTSE Mexico Capped Index posted a +5.00% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 75.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Banks	18.6%
Beverages	15.2%
Wireless Telecommunication Services	11.7%
Food & Staples Retailing	9.2%
Transportation Infrastructure	7.9%
Metals & Mining	5.9%
Construction Materials	5.8%
Food Products	5.6%
Media	5.0%
Industrial Conglomerates	3.5%

1. The FTSE Mexico Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Mexico Capped Index is based on the FTSE Mexico Index and is designed to measure the performance of Mexican large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 206.

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FRANKLIN FTSE MEXICO ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
America Movil SAB de CV, L Wireless Telecommunication Services	11.7%
Fomento Economico Mexicano SAB de CV Beverages	11.1%
Grupo Financiero Banorte SAB de CV Banks	10.9%
Wal-Mart de Mexico SAB de CV, V Food & Staples Retailing	8.5%
Cemex SAB de CV Construction Materials	5.8%
Grupo Mexico SAB de CV, B Metals & Mining	4.6%
Grupo Televisa SA Media	4.1%
Grupo Bimbo SAB de CV, A Food Products	3.0%
Grupo Aeroportuario del Sureste SAB de CV, B Transportation Infrastructure	2.6%
Fibra Uno Administracion SA de CV Equity Real Estate Investment Trusts (REITs)	2.5%

Thank you for your participation in Franklin FTSE Mexico ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE MEXICO ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+4.98%	+3.20%	+4.98%	+3.20%
Since Inception (11/3/17)	+5.65%	+5.73%	+5.65%	+5.73%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 76 for Performance Summary footnotes.

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FRANKLIN FTSE MEXICO ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.142809

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risk related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Mexican issuers involve risks that are specific to Mexico, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE MEXICO ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,049.80	$0.98	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Russia ETF

This semiannual report for Franklin FTSE Russia ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia RIC Capped Index (the FTSE Russia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Russia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund had cumulative total returns of -3.12% based on market price and -2.03% based on net asset value. In comparison, the FTSE Russia Capped Index had a -2.08% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 80.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Oil, Gas & Consumable Fuels	50.3%
Banks	16.2%
Metals & Mining	14.1%
Electric Utilities	5.1%
Wireless Telecommunication Services	3.1%
Food & Staples Retailing	2.5%
Capital Markets	2.4%
Chemicals	1.9%
Diversified Telecommunication Services	1.0%
Airlines	1.0%

1. The FTSE Russia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Russia Capped Index is based on the FTSE Russia Index and is designed to measure the performance of Russian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 208.

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Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
LUKOIL PJSC Oil, Gas & Consumable Fuels	15.1%
Sberbank of Russia PJSC Banks	13.6%
Gazprom PJSC Oil, Gas & Consumable Fuels	11.3%
Tatneft PAO Oil, Gas & Consumable Fuels	8.4%
NovaTek PJSC Oil, Gas & Consumable Fuels	4.6%
Rosneft PJSC Oil, Gas & Consumable Fuels	3.5%
MMC Norilsk Nickel PJSC Metals & Mining	3.1%
Surgutneftegas PJSC Oil, Gas & Consumable Fuels	3.1%
Transneft PJSC Oil, Gas & Consumable Fuels	2.7%
Mobile TeleSystems PJSC Wireless Telecommunication Services	2.7%

Thank you for your participation in Franklin FTSE Russia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE RUSSIA ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-2.03%	-3.12%	-2.03%	-3.12%
Since Inception (2/6/18)	-0.63%	-0.97%	-0.63%	-0.97%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 81 for Performance Summary footnotes.

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FRANKLIN FTSE RUSSIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.035273

Total Annual Operating Expenses4

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Russian issuers involve significant risks that are specific to Russia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE RUSSIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$979.70	$0.94	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE South Korea ETF

This semiannual report for Franklin FTSE South Korea ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea RIC Capped Index (the FTSE South Korea Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE South Korea Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund had cumulative total returns of -10.66% based on market price and -8.48% based on net asset value. In comparison, the FTSE South Korea Capped Index had a -8.54% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 85.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Technology Hardware, Storage & Peripherals	20.0%
Banks	9.8%
Semiconductors & Semiconductor Equipment	5.3%
Industrial Conglomerates	4.8%
Automobiles	4.3%
Chemicals	4.1%
Metals & Mining	3.9%
Biotechnology	3.9%
Electronic Equipment, Instruments & Components	3.5%
Interactive Media & Services	3.5%

1. The FTSE South Korea Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE South Korea Capped Index is based on the FTSE South Korea Index and is designed to measure the performance of South Korean large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 210.

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FRANKLIN FTSE SOUTH KOREA ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals	20.0%
SK Hynix Inc. Semiconductors & Semiconductor Equipment	5.3%
Celltrion Inc. Biotechnology	3.2%
Hyundai Motor Co. Automobiles	3.0%
KB Financial Group Inc. Banks	2.9%
Shinhan Financial Group Co. Ltd. Banks	2.8%
POSCO Metals & Mining	2.7%
Naver Corp. Interactive Media & Services	2.6%
LG Chem Ltd. Chemicals	2.5%
Hyundai Mobis Co. Ltd. Auto Components	2.0%

Thank you for your participation in Franklin FTSE South Korea ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SOUTH KOREA ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]			Average Annual Total Return[1]
	Based on NAV[2]		Based on market price[3]	Based on NAV[2]		Based on market price[3]
6-Month	-8.48%	[4]	-10.66%	-8.48%	[4]	-10.66%
Since Inception (11/2/17)	-6.80%		-7.31%	-6.80%		-7.31%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 86 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH KOREA ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.000492

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of South Korean issuers involve risks that are specific to South Korea, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE SOUTH KOREA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$915.20	$0.43	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Switzerland ETF

We are pleased to bring you Franklin FTSE Switzerland ETF’s semiannual report for the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland RIC Capped Index (the FTSE Switzerland Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Switzerland Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +3.78% based on market price and +4.00% based on net asset value. In comparison, the FTSE Switzerland Capped Index posted a +3.76% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 90.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better.

A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Pharmaceuticals	29.0%
Food Products	21.3%
Capital Markets	10.0%
Insurance	8.7%
Textiles, Apparel & Luxury Goods	4.9%
Chemicals	4.7%
Electrical Equipment	3.5%
Life Sciences Tools & Services	2.3%
Professional Services	2.1%
Construction Materials	2.1%

1. The FTSE Switzerland Capped Index is a free float-adjusted market-capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Switzerland Capped Index is based on the FTSE Switzerland Index and is designed to measure the performance of Swiss large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 214.

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FRANKLIN FTSE SWITZERLAND ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
Nestle SA Food Products	19.5%
Novartis AG Pharmaceuticals	14.6%
Roche Holding AG Pharmaceuticals	13.7%
UBS Group AG Capital Markets	4.6%
Zurich Insurance Group AG Insurance	4.0%
ABB Ltd. Electrical Equipment	3.5%
Compagnie Financiere Richemont SA Textiles, Apparel & Luxury Goods	3.5%
Credit Suisse Group AG Capital Markets	3.3%
Swiss Re AG Insurance	2.5%
Lonza Group AG Life Sciences Tools & Services	2.3%

Thank you for your participation in Franklin FTSE Switzerland ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SWITZERLAND ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+4.00%	+3.78%	+4.00%	+3.78%
Since Inception (2/6/18)	+2.01%	+1.62%	+2.01%	+1.62%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 91 for Performance Summary footnotes.

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FRANKLIN FTSE SWITZERLAND ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.609373

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Swiss issuers involve risks that are specific to Switzerland, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE SWITZERLAND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,040.00	$0.46	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Taiwan ETF

This semiannual report for Franklin FTSE Taiwan ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan RIC Capped Index (the FTSE Taiwan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Taiwan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the six-month period, the Fund posted cumulative total returns of +0.72% based on market price and +1.68% based on net asset value. In comparison, the FTSE Taiwan Capped Index posted a +1.12% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 95.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Semiconductors & Semiconductor Equipment	27.1%
Electronic Equipment, Instruments & Components	15.5%
Banks	12.9%
Chemicals	9.8%
Technology Hardware, Storage & Peripherals	7.7%
Insurance	3.7%
Diversified Financial Services	3.1%
Diversified Telecommunication Services	2.6%
Food Products	2.4%
Metals & Mining	2.1%

1. The FTSE Taiwan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Taiwan Capped Index is based on the FTSE Taiwan Index and is designed to measure the performance of Taiwanese large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 216.

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FRANKLIN FTSE TAIWAN ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment	19.8%
Hon Hai Precision Industry Co. Ltd. Electronic Equipment, Instruments & Components	7.3%
Formosa Plastics Corp. Chemicals	3.5%
Nan Ya Plastics Corp. Chemicals	3.0%
Formosa Chemicals & Fibre Corp. Chemicals	2.8%
CTBC Financial Holding Co. Ltd. Banks	2.6%
Chunghwa Telecom Co. Ltd. Diversified Telecommunication Services	2.6%
Cathay Financial Holding Co. Ltd. Insurance	2.5%
Fubon Financial Holding Co. Ltd. Diversified Financial Services	2.4%
Uni-President Enterprises Corp. Food Products	2.4%

Thank you for your participation in Franklin FTSE Taiwan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE TAIWAN ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]			Average Annual Total Return[1]
	Based on NAV[2]		Based on market price[3]	Based on NAV[2]		Based on market price[3]
6-Month	+1.68%	[4]	+0.72%	+1.68%	[4]	+0.72%
Since Inception (11/2/17)	+3.99%		+4.10%	+3.99%		+4.10%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 96 for Performance Summary footnotes.

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FRANKLIN FTSE TAIWAN ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Taiwanese issuers involve risks that are specific to Taiwan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a Fund that is more broadly diversified geographically. As a non-diversified Fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to net assets of the Fund at 3/31/18 for financial reporting purposes, and as a result, the total returns based on those net asset values differ from the adjusted total returns reported in the Financial Highlights.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE TAIWAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,016.80	$0.96	$1,024.12	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE United Kingdom ETF

This semiannual report for Franklin FTSE United Kingdom ETF covers the period ended September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK RIC Capped Index (the FTSE UK Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE UK Capped Index and in depositary receipts representing such securities.

Performance Overview

For the six-month period, the Fund posted cumulative total returns of +0.36% based on market price and +0.93% based on net asset value. In comparison, the FTSE UK Capped Index posted a +1.09% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 100.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Oil, Gas & Consumable Fuels	16.2%
Banks	11.4%
Pharmaceuticals	7.3%
Metals & Mining	7.2%
Tobacco	5.1%
Insurance	5.0%
Hotels, Restaurants & Leisure	3.6%
Beverages	3.4%
Professional Services	2.8%
Media	2.7%

1. The FTSE UK Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE UK Capped Index is based on the FTSE UK Index and is designed to measure the performance of U.K. large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 219.

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FRANKLIN FTSE UNITED KINGDOM ETF

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
Royal Dutch Shell PLC, A, B Oil, Gas & Consumable Fuels	10.6%
HSBC Holdings PLC Banks	6.5%
BP PLC Oil, Gas & Consumable Fuels	5.5%
British American Tobacco PLC Tobacco	3.9%
AstraZeneca PLC Pharmaceuticals	3.6%
GlaxoSmithKline PLC Pharmaceuticals	3.6%
Diageo PLC Beverages	3.1%
Unilever PLC Personal Products	2.3%
Prudential PLC Insurance	2.2%
Rio Tinto PLC Metals & Mining	2.1%

Thank you for your participation in Franklin FTSE United Kingdom ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE UNITED KINGDOM ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/18

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	+0.93%	+0.36%	+0.93%	+0.36%
Since Inception (11/2/17)	+2.75%	+2.67%	+2.75%	+2.67%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 101 for Performance Summary footnotes.

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FRANKLIN FTSE UNITED KINGDOM ETF

PERFORMANCE SUMMARY

Distributions (4/1/18–9/30/18)

Net Investment Income
$0.523640

Total Annual Operating Expenses4

0.09%

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of U.K. issuers involve risks that are specific to the U.K., including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FTSE UNITED KINGDOM ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,009.30	$0.45	$1,024.62	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Financial Highlights

Franklin FTSE Asia ex Japan ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.63	$23.64

Income from investment operations[b]:

Net investment income[c]	0.42	0.04

Net realized and unrealized gains (losses)	(2.01)	(0.05)

Total from investment operations	(1.59)	(0.01)

Less distributions from net investment income	(0.09)	—

Net asset value, end of period	$21.95	$23.63

Total return[d]	(6.74)%	(0.04)%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%

Net investment income	3.71%	1.06%

Supplemental data

Net assets, end of period (000’s)	$17,557	$9,451

Portfolio turnover rate[f]	2.35%	0.96%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	103

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE Asia ex Japan ETF

		Industry	Shares	Value
	Common Stocks 98.9%
	China 33.3%
	3SBio Inc.	Biotechnology	4,000	$6,727
a	51job Inc., ADR	Professional Services	94	7,237
a	58.com Inc., ADR	Interactive Media & Services	366	26,938
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components	3,000	31,170
	Agile Group Holdings Ltd.	Real Estate Management & Development	4,000	5,654
	Agricultural Bank of China Ltd., H	Banks	116,000	56,926
	Air China Ltd., H	Airlines	8,000	7,729
a	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	4,112	677,493
a	Alibaba Health Information Technology Ltd.	Health Care Technology	12,000	11,762
a	Aluminum Corp. of China Ltd., H	Metals & Mining	16,000	7,116
	Angang Steel Co. Ltd., H	Metals & Mining	4,000	3,578
	Anhui Conch Cement Co. Ltd., H	Construction Materials	4,000	24,154
	Anhui Gujing Distillery Co. Ltd., B	Beverages	400	2,587
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	4,000	19,195
	Autohome Inc., ADR	Interactive Media & Services	210	16,256
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	10,000	6,594
	BAIC Motor Corp. Ltd., H	Automobiles	5,000	4,006
a	Baidu Inc., ADR	Interactive Media & Services	1,050	240,114
	Bank of China Ltd., H	Banks	290,000	128,973
	Bank of Communications Co. Ltd., H	Banks	30,000	22,505
	BBMG Corp., H	Construction Materials	10,000	3,425
a	BeiGene Ltd., ADR	Biotechnology	124	21,355
	Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	8,000	9,723
	Beijing Enterprises Holdings Ltd.	Gas Utilities	2,000	11,221
a	Beijing Enterprises Water Group Ltd.	Water Utilities	16,000	8,527
	Beijing North Star Co. Ltd., H	Real Estate Management & Development	8,000	2,392
	Bengang Steel Plates Co. Ltd., B	Metals & Mining	1,600	556
	BOE Technology Group Co. Ltd.	Technology Hardware, Storage & Peripherals	3,600	1,366
	Brilliance China Automotive Holdings Ltd.	Automobiles	12,000	19,415
	BYD Co. Ltd., H	Automobiles	3,000	21,547
	BYD Electronic International Co. Ltd.	Communications Equipment	3,000	4,417
a	CAR Inc.	Road & Rail	2,000	1,582
	Central China Securities Co. Ltd., H	Capital Markets	4,000	1,007
	CGN Power Co. Ltd., H	Independent Power and Renewable Electricity Producers	44,000	10,459
	China Agri-Industries Holdings Ltd.	Food Products	8,000	3,088
	China Bluechemical Ltd.	Chemicals	8,000	3,241
	China Cinda Asset Management Co. Ltd., H	Capital Markets	36,000	9,109
	China CITIC Bank Corp. Ltd., H	Banks	30,000	19,208
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	3,374
	China Communications Construction Co. Ltd., H	Construction & Engineering	18,000	18,403
	China Communications Services Corp. Ltd.	Diversified Telecommunication Services	8,000	7,371
	China Conch Venture Holdings Ltd.	Machinery	6,000	20,933
	China Construction Bank Corp., H	Banks	340,000	297,205
	China Dongxiang Group Co. Ltd.	Textiles, Apparel & Luxury Goods	12,000	2,009
	China Eastern Airlines Corp. Ltd., H	Airlines	4,000	2,566
	China Everbright Bank Co. Ltd., H	Banks	12,000	5,321
	China Everbright International Ltd.	Commercial Services & Supplies	13,703	11,838
	China Everbright Ltd.	Capital Markets	4,000	7,167
	China Evergrande Group	Real Estate Management & Development	12,000	33,662
	China Foods Ltd.	Food Products	4,000	2,035
	China Galaxy Securities Co. Ltd., H	Capital Markets	14,000	6,530

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Huarong Asset Management Co. Ltd., H	Capital Markets	38,000	$6,993
	China International Capital Corp. Ltd., H	Capital Markets	2,400	4,435
	China International Marine Containers (Group) Co. Ltd.	Machinery	1,600	1,697
	China Jinmao Holdings Group Ltd.	Real Estate Management & Development	16,000	7,279
	China Life Insurance Co. Ltd., H	Insurance	28,000	63,623
a	China Literature Ltd.	Media	400	2,515
	China Longyuan Power Group Corp.	Independent Power and Renewable Electricity Producers	14,000	11,773
	China Machinery Engineering Corp., H	Construction & Engineering	4,000	1,958
	China Medical System Holdings Ltd.	Pharmaceuticals	4,000	5,562
a	China Mengniu Dairy Co. Ltd.	Food Products	10,000	33,291
	China Merchants Bank Co. Ltd., H	Banks	14,000	56,895
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	4,000	7,658
	China Merchants Securities Co. Ltd.	Capital Markets	3,600	4,343
	China Minsheng Banking Corp. Ltd., H	Banks	24,000	17,820
	China Mobile Ltd.	Wireless Telecommunication Services	20,000	197,191
	China Molybdenum Co. Ltd., H	Metals & Mining	18,000	7,545
	China National Building Material Co. Ltd., H	Construction Materials	13,700	12,168
	China Oilfield Services Ltd., H	Energy Equipment & Services	8,000	8,680
	China Overseas Land & Investment Ltd.	Real Estate Management & Development	16,000	50,096
	China Pacific Insurance Group Co. Ltd., H	Insurance	10,000	38,595
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	96,000	96,185
	China Power International Development Ltd.	Independent Power and Renewable Electricity Producers	18,000	4,003
	China Railway Construction Corp. Ltd., H	Construction & Engineering	7,000	9,447
	China Railway Group Ltd., H	Construction & Engineering	14,000	13,884
b	China Railway Signal & Communication Corp. Ltd., H, Reg S	Electronic Equipment, Instruments & Components	6,000	4,248
	China Reinsurance Group Corp., H	Insurance	26,000	5,150
	China Resources Beer Holdings Co. Ltd.	Beverages	6,000	24,115
	China Resources Cement Holdings Ltd.	Construction Materials	8,000	9,314
	China Resources Gas Group Ltd.	Gas Utilities	3,000	12,211
	China Resources Land Ltd.	Real Estate Management & Development	12,000	42,020
	China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	6,000	9,523
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	8,000	14,150
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	13,000	29,705
	China South City Holdings Ltd.	Real Estate Management & Development	16,000	2,617
	China Southern Airlines Co. Ltd., H	Airlines	8,000	5,122
	China State Construction International Holdings Ltd.	Construction & Engineering	8,000	8,455
	China Taiping Insurance Holdings Co. Ltd.	Insurance	5,600	19,645
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	52,000	25,851
a	China Tower Corp. Ltd., H	Diversified Telecommunication Services	140,000	20,396
	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	8,000	5,439
	China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	8,000	2,576
	China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	20,000	23,566
	China Vanke Co. Ltd., H	Real Estate Management & Development	5,000	16,550
	China Zhongwang Holdings Ltd.	Metals & Mining	5,600	2,741
	Chongqing Changan Automobile Co. Ltd., B	Automobiles	3,200	2,585
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	10,000	5,470

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	12,000	$5,521
	CIMC Enric Holdings Ltd.	Machinery	4,000	4,171
	Citic Pacific Ltd.	Industrial Conglomerates	18,000	26,822
	CITIC Resources Holdings Ltd.	Trading Companies & Distributors	8,000	787
	CITIC Securities Co. Ltd., H	Capital Markets	9,000	16,010
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	60,000	118,851
a	COSCO SHIPPING Development Co. Ltd., H	Marine	14,000	1,897
	COSCO Shipping Energy Transportation Co. Ltd., H	Marine	4,000	1,989
a	COSCO Shipping Holdings Co. Ltd.	Marine	10,000	4,153
	COSCO Shipping Ports Ltd.	Transportation Infrastructure	8,000	8,803
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	26,000	32,795
a	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	4,000	6,799
	CRRC Corp. Ltd., H	Machinery	16,000	14,620
a	CSC Financial Co. Ltd., H	Capital Markets	5,000	2,907
	CSG Holding Co. Ltd.	Construction Materials	3,910	1,504
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	16,000	33,984
a	Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	1,434	53,302
	Dali Foods Group Co. Ltd.	Food Products	8,000	5,756
	Dalian Port (PDA) Co. Ltd., H	Transportation Infrastructure	8,000	1,002
	Datang International Power Generation Co. Ltd., H	Independent Power and Renewable Electricity Producers	12,000	3,036
	Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	3,000	1,332
a	Dongfang Electric Corp. Ltd., H	Electrical Equipment	1,200	710
	Dongfeng Motor Group Co. Ltd., H	Automobiles	12,000	12,361
	ENN Energy Holdings Ltd.	Gas Utilities	2,800	24,333
	Everbright Securities Co. Ltd., H	Capital Markets	1,200	1,066
	Far East Horizon Ltd.	Diversified Financial Services	8,000	7,617
a	FIH Mobile Ltd.	Electronic Equipment, Instruments & Components	12,000	1,380
	Foshan Electrical and Lighting Co. Ltd., B	Electrical Equipment	1,320	692
	Fosun International Ltd.	Industrial Conglomerates	9,000	15,872
	Future Land Development Holdings Ltd.	Real Estate Management & Development	8,000	5,183
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components	1,600	5,817
a	GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor Equipment	48,000	3,374
a	GDS Holdings Ltd., ADR	IT Services	200	7,026
	Geely Automobile Holdings Ltd.	Automobiles	18,000	35,885
a	Genscript Biotech Corp.	Life Sciences Tools & Services	4,000	6,758
	GF Securities Co. Ltd., H	Capital Markets	6,000	7,699
a	GOME Retail Holdings Ltd.	Specialty Retail	42,000	4,294
	Great Wall Motor Co. Ltd., H	Automobiles	12,000	7,652
	Greentown China Holdings Ltd.	Real Estate Management & Development	3,000	2,803
	Guangdong Electric Power Development Co. Ltd., B	Independent Power and Renewable Electricity Producers	3,000	1,097
	Guangdong Investment Ltd.	Water Utilities	12,000	21,317
	Guangshen Railway Co. Ltd., H	Road & Rail	4,000	1,789
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	12,000	13,296
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	4,000	7,351
	Guotai Junan International holdings Ltd.	Capital Markets	8,000	1,401
	Guotai Junan Securities Co. Ltd.	Capital Markets	3,200	6,584
a	Haier Electronics Group Co. Ltd.	Household Durables	4,000	10,863
	Haitian International Holdings Ltd.	Machinery	2,000	4,452
	Haitong Securities Co. Ltd., H	Capital Markets	12,800	11,647
a	Health & Happiness H&H International Holdings Ltd.	Food Products	1,000	6,006
	Hengan International Group Co. Ltd.	Personal Products	3,000	27,681

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	HengTen Networks Group Ltd.	Textiles, Apparel & Luxury Goods	72,000	$2,714
a	Huadian Energy Co. Ltd.	Independent Power and Renewable Electricity Producers	1,600	488
	Huadian Fuxin Energy Corp. Ltd., H	Independent Power and Renewable Electricity Producers	8,000	1,615
	Huadian Power International Corp. Ltd., H	Independent Power and Renewable Electricity Producers	8,000	3,128
	Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	16,000	10,530
	Huaneng Renewables Corp. Ltd., H	Independent Power and Renewable Electricity Producers	20,000	5,955
a	Huatai Securities Co. Ltd., H	Capital Markets	6,800	9,750
	Huazhu Group Ltd., ADR	Hotels, Restaurants & Leisure	376	12,145
	Industrial and Commercial Bank of China Ltd., H	Banks	298,000	217,838
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	4,000	4,800
a	Iqiyi Inc., ADR	Entertainment	500	13,535
a	JD.com Inc., ADR	Internet & Direct Marketing Retail	3,008	78,479
	Jiangling Motors Corp. Ltd., B	Automobiles	400	422
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	4,000	5,132
	Jiangxi Copper Co. Ltd., H	Metals & Mining	4,000	4,667
	Jiayuan International Group Ltd.	Real Estate Management & Development	4,000	6,850
	Jinzhou Port Co. Ltd., B	Transportation Infrastructure	800	296
	Kingsoft Corp. Ltd.	Software	4,000	7,627
	Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	12,000	13,971
a	KWG Group Holdings Ltd.	Real Estate Management & Development	5,000	4,575
	Lao Feng Xiang Co., Ltd., B	Textiles, Apparel & Luxury Goods	800	2,604
	Legend Holdings Corp., H	Technology Hardware, Storage & Peripherals	1,600	4,907
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	28,000	20,468
a	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	5,674
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	520	1,788
	Logan Property Holdings Co. Ltd.	Real Estate Management & Development	4,000	4,519
	Longfor Group Holdings Ltd.	Real Estate Management & Development	6,000	15,489
	Luye Pharma Group Ltd.	Pharmaceuticals	6,000	5,383
	Maanshan Iron and Steel Co. Ltd., H	Metals & Mining	8,000	4,294
a,b	Meitu Inc., Reg S	Technology Hardware, Storage & Peripherals	7,000	4,902
a	Meituan Dianping, B	Internet & Direct Marketing Retail	1,800	15,815
	Metallurgical Corp. of China Ltd.	Construction & Engineering	12,000	3,374
	Minth Group Ltd.	Auto Components	2,000	8,256
a	MMG Ltd.	Metals & Mining	8,000	4,141
a	Momo Inc., ADR	Interactive Media & Services	364	15,943
	NetEase Inc., ADR	Entertainment	280	63,910
	New China Life Insurance Co. Ltd., H	Insurance	3,200	15,356
	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	512	37,893
	Nexteer Automotive Group Ltd.	Auto Components	4,000	6,339
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	6,000	6,487
	Orient Securities Co. Ltd. of China, H	Capital Markets	3,200	2,053
	People’s Insurance Co. Group of China Ltd., H	Insurance	32,000	14,395
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	80,000	64,819
	PICC Property and Casualty Co. Ltd., H	Insurance	24,000	28,340
a	Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	320	8,413
	Ping An Insurance (Group) Co. of China Ltd., H	Insurance	19,000	193,038
	Poly Property Group Co. Ltd.	Real Estate Management & Development	8,000	2,822
	Postal Savings Bank of China Co. Ltd., H	Banks	22,000	13,861
	Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	1,080	1,037
a	Semiconductor Manufacturing International Corp.	Semiconductors & Semiconductor Equipment	11,000	11,865
	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	2,800	1,807

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	3,000	$1,825
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	8,000	7,903
	Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	800	862
	Shanghai Baosight Software Co. Ltd., B	Software	800	1,455
	Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	1,600	1,056
	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	12,000	4,279
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	2,000	7,885
	Shanghai Haixin Group Co., B	Pharmaceuticals	1,600	784
	Shanghai Huayi Group Corp. Ltd., B	Chemicals	1,200	1,080
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	4,432
	Shanghai Jinjiang International Hotels Development Co. Ltd.	Hotels, Restaurants & Leisure	800	1,786
	Shanghai Jinjiang International Industrial Investment Co. Ltd.	Road & Rail	800	823
	Shanghai Jinqiao Export Processing Zone Development, B	Real Estate Management & Development	1,000	1,182
	Shanghai Lujiazui Finance & Trade Zone Develop Co. Ltd., B	Real Estate Management & Development	3,400	4,658
	Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	800	1,410
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	3,200	7,999
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	1,800	689
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	800	1,093
	Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	4,080	1,603
	Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	200	741
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	4,000	4,018
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	3,000	6,196
	Shenzhen Investment Ltd.	Real Estate Management & Development	16,000	5,112
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,800	35,926
	Shimao Property Holdings Ltd.	Real Estate Management & Development	5,000	12,473
	Shougang Fushan Resources Group Ltd.	Metals & Mining	12,000	2,668
	Shui On Land Ltd.	Real Estate Management & Development	13,000	3,024
	Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	4,000	1,237
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	16,000	3,272
a	SINA Corp.	Interactive Media & Services	236	16,397
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	11,000	4,850
a	Sinofert Holdings Ltd.	Chemicals	8,000	1,033
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	6,000	6,855
a	Sinopec Oilfield Service Corp.	Energy Equipment & Services	8,000	1,094
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	12,000	7,330
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	4,000	19,579
	Sinotrans Ltd., H	Air Freight & Logistics	8,000	3,261
	Sinotruk Hong Kong Ltd.	Machinery	3,000	6,533
	Soho China Ltd.	Real Estate Management & Development	7,000	2,720
	Sunac China Holdings Ltd.	Real Estate Management & Development	8,000	24,639
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	27,696
a	TAL Education Group, ADR	Diversified Consumer Services	1,232	31,675
	Tencent Holdings Ltd.	Interactive Media & Services	21,600	892,167
	Tingyi Cayman Islands Holding Corp.	Food Products	8,000	14,702
a	Towngas China Co. Ltd.	Gas Utilities	4,000	3,502
	TravelSky Technology Ltd., H	IT Services	4,000	10,403
	Tsingtao Brewery Co. Ltd., H	Beverages	2,000	9,406
	Uni-President China Holdings Ltd.	Food Products	4,000	4,268
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	1,622	10,121

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	China (continued)
	Want Want China Holdings Ltd.	Food Products		20,000	$16,844
a	Weibo Corp., ADR	Interactive Media & Services		202	14,772
	Weichai Power Co. Ltd., H	Machinery		8,000	9,917
	Weifu High-Technology Co. Ltd., B	Auto Components		600	1,183
a,b	Wuxi Biologics Cayman Inc., Reg S	Life Sciences Tools & Services		2,000	20,230
c	Wuxi Little Swan Co. Ltd., B	Household Durables		400	1,849
a	Xiaomi Corp., B	Technology Hardware, Storage & Peripherals		7,600	15,055
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors		2,000	1,360
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment		2,000	2,150
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment		12,000	3,696
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages		800	1,983
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels		8,000	9,273
	Yuexiu Property Co. Ltd.	Real Estate Management & Development		32,000	5,725
a	YY Inc., ADR	Interactive Media & Services		150	11,238
	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining		4,000	3,098
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure		4,000	3,328
a,b	ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance		400	1,633
	Zhongsheng Group Holdings Ltd.	Specialty Retail		2,000	4,872
	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment		2,000	11,425
	Zijin Mining Group Co. Ltd., H	Metals & Mining		24,000	9,232
	Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	Machinery		5,200	2,014
a	ZTE Corp., H	Communications Equipment		2,800	5,131
	ZTO Express Cayman Inc., ADR	Air Freight & Logistics		1,284	21,276

					5,839,393

	Hong Kong 11.4%
	AIA Group Ltd.	Insurance		46,000	410,919
a	Alibaba Pictures Group Ltd.	Media		40,000	5,470
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		1,200	12,223
	BOC Hong Kong (Holdings) Ltd.	Banks		14,000	66,557
	Bosideng International Holdings Ltd.	Household Durables		12,000	1,687
	Cathay Pacific Airways Ltd.	Airlines		2,000	3,016
	Champion REIT	Equity Real Estate Investment Trusts (REITs	)	8,000	5,603
	China Gas Holdings Ltd.	Gas Utilities		6,000	16,984
	Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail		4,000	4,115
	CK Asset Holdings Ltd.	Real Estate Management & Development		10,000	75,081
	CK Hutchison Holdings Ltd.	Industrial Conglomerates		10,000	115,273
	CK Infrastructure Holdings Ltd.	Electric Utilities		2,000	15,847
	CLP Holdings Ltd.	Electric Utilities		6,000	70,276
	Dah Sing Banking Group Ltd.	Banks		1,600	3,218
	Dah Sing Financial Group	Banks		800	5,127
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing		1,200	10,800
	First Pacific Co. Ltd.	Diversified Financial Services		8,000	3,946
a	Fullshare Holdings Ltd.	Electrical Equipment		30,000	14,416
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure		8,000	50,761
	Great Eagle Holdings Ltd.	Real Estate Management & Development		2,000	9,994
	Hang Lung Group Ltd.	Real Estate Management & Development		4,000	10,633
	Hang Lung Properties Ltd.	Real Estate Management & Development		8,000	15,642
	Hang Seng Bank Ltd.	Banks		2,800	76,075
	Henderson Land Development Co. Ltd.	Real Estate Management & Development		4,400	22,127
	Hong Kong and China Gas Co. Ltd.	Gas Utilities		33,200	65,934
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets		4,600	131,682
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		4,400	29,128
	Hopewell Holdings Ltd.	Industrial Conglomerates		2,000	6,582
	Huabao International Holdings Ltd.	Chemicals		4,000	2,147
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services		8,000	3,159

libertyshares.com	Semiannual Report	109

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	Hysan Development Co. Ltd.	Real Estate Management & Development		2,000	$10,109
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		800	50,200
	Jardine Strategic Holdings Ltd.	Industrial Conglomerates		600	21,780
	Johnson Electric Holdings Ltd.	Electrical Equipment		1,000	2,824
	Kerry Logistics Network Ltd.	Air Freight & Logistics		2,000	3,338
	Kerry Properties Ltd.	Real Estate Management & Development		2,000	6,786
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components		3,000	9,796
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components		4,000	3,548
a	Landing International Development Ltd.	Real Estate Management & Development		9,600	3,092
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products		6,000	5,567
	Li & Fung Ltd.	Textiles, Apparel & Luxury Goods		24,000	5,367
	Lifestyle International Holdings Ltd.	Multiline Retail		3,000	5,889
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	8,000	78,774
	Melco International Development Ltd.	Hotels, Restaurants & Leisure		4,000	7,995
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure		3,200	5,071
	MTR Corp. Ltd.	Road & Rail		5,000	26,326
	New World Development Co. Ltd.	Real Estate Management & Development		22,000	30,027
	NWS Holdings Ltd.	Industrial Conglomerates		6,000	11,870
	PCCW Ltd.	Diversified Telecommunication Services		16,000	9,324
	Power Assets Holdings Ltd.	Electric Utilities		5,000	34,825
	Sa Sa International Holdings Ltd.	Specialty Retail		4,000	2,219
a	Samsonite International SA	Textiles, Apparel & Luxury Goods		4,800	17,789
	Sands China Ltd.	Hotels, Restaurants & Leisure		9,600	43,492
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure		4,000	5,950
	Shun Tak Holdings Ltd.	Industrial Conglomerates		8,000	2,791
	Sino Biopharmaceutical Ltd.	Pharmaceuticals		24,000	22,390
	Sino Land Co. Ltd.	Real Estate Management & Development		12,000	20,580
	SJM Holdings Ltd.	Hotels, Restaurants & Leisure		8,000	7,402
	Sun Art Retail Group Ltd.	Food & Staples Retailing		8,000	10,408
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development		5,000	72,844
	Swire Pacific Ltd., A	Real Estate Management & Development		2,000	21,917
	Swire Pacific Ltd., B	Real Estate Management & Development		5,000	8,844
	Swire Properties Ltd.	Real Estate Management & Development		4,000	15,157
	Taifook Securities Group Ltd.	Capital Markets		8,000	2,801
	Techtronic Industries Co. Ltd.	Household Durables		5,000	31,949
	Television Broadcasts Ltd.	Media		1,200	3,412
	The Bank of East Asia Ltd.	Banks		4,800	17,912
	The Wharf Holdings Ltd.	Real Estate Management & Development		4,000	10,888
	VTech Holdings Ltd.	Communications Equipment		600	6,932
b	WH Group Ltd., Reg S	Food Products		32,000	22,533
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development		4,000	25,815
	Wheelock and Co. Ltd.	Real Estate Management & Development		3,000	18,000
	Xinyi Glass Holdings Ltd.	Auto Components		8,000	10,111
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods		3,000	8,339

					2,007,405

	India 10.7%
	ABB India Ltd.	Electrical Equipment		196	3,812
	ACC Ltd.	Construction Materials		174	3,726
	Adani Enterprises Ltd.	Trading Companies & Distributors		1,018	1,834
a,c	Adani Gas Ltd	Trading Companies & Distributors		1,018	850
	Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure		2,600	11,797
a	Adani Power Ltd.	Independent Power and Renewable Electricity Producers		3,568	1,171
	Ambuja Cements Ltd.	Construction Materials		2,984	9,202
	Ashok Leyland Ltd.	Machinery		4,512	7,413
	Asian Paints Ltd.	Chemicals		1,102	19,661
	Aurobindo Pharma Ltd.	Pharmaceuticals		1,050	10,783

110	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
a	Avenue Supermarts Ltd.	Food & Staples Retailing	254	$4,891
a	Axis Bank Ltd.	Banks	6,706	56,731
	Bajaj Auto Ltd.	Automobiles	334	12,382
	Bajaj Finance Ltd.	Consumer Finance	662	19,799
	Bajaj Finserv Ltd.	Diversified Financial Services	148	12,263
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	102	4,353
	Bandhan Bank Ltd	Banks	482	3,758
a	Bank of Baroda	Banks	1,776	2,438
a	Bank of India	Banks	800	849
	Berger Paints India Ltd.	Chemicals	898	3,630
	Bharat Electronics Ltd.	Aerospace & Defense	2,272	2,517
	Bharat Forge Ltd.	Auto Components	718	5,954
	Bharat Heavy Electricals Ltd.	Electrical Equipment	3,396	3,209
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,814	19,686
	Bharti Airtel Ltd.	Wireless Telecommunication Services	4,884	22,810
	Bharti Infratel Ltd.	Diversified Telecommunication Services	3,284	11,912
	Biocon Ltd.	Biotechnology	640	6,104
	Bosch Ltd.	Auto Components	24	6,600
	Britannia Industries Ltd.	Food Products	112	8,998
	Cadila Healthcare Ltd.	Pharmaceuticals	948	5,047
a	Canara Bank Ltd.	Banks	460	1,401
	Castrol India Ltd.	Chemicals	914	1,801
	Cipla Ltd.	Pharmaceuticals	1,240	11,188
	Coal India Ltd.	Oil, Gas & Consumable Fuels	4,828	17,733
	Colgate-Palmolive India Ltd.	Personal Products	276	4,118
	Container Corp. of India Ltd.	Road & Rail	640	5,540
	Cummins India Ltd.	Machinery	256	2,377
	Dabur India Ltd.	Personal Products	2,096	12,344
	Dalmia Bharat Ltd.	Construction Materials	88	2,816
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	306	5,534
	DLF Ltd.	Real Estate Management & Development	1,624	3,642
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	312	10,892
	Eicher Motors Ltd.	Automobiles	48	16,015
	Emami Ltd.	Personal Products	420	2,865
	Exide Industries Ltd.	Auto Components	786	2,878
a	Future Retail Ltd.	Multiline Retail	780	5,016
	GAIL India Ltd.	Gas Utilities	2,084	10,896
	GlaxoSmithKline Consumer Healthcare Ltd.	Food Products	40	4,003
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	532	4,639
a	GMR Infrastructure Ltd.	Construction & Engineering	8,142	1,820
	Godrej Consumer Products Ltd.	Personal Products	1,410	14,951
	Godrej Industries Ltd.	Industrial Conglomerates	270	1,924
	Grasim Industries Ltd.	Construction Materials	1,234	17,389
	Havell’s India Ltd.	Electrical Equipment	924	7,578
	HCL Technologies Ltd.	IT Services	2,114	31,723
d	HDFC Standard Life Insurance Co. Ltd., 144A	Insurance	1,218	6,580
	Hero Motocorp Ltd.	Automobiles	356	14,405
	Hindalco Industries Ltd.	Metals & Mining	3,430	10,866
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	2,326	8,068
	Hindustan Unilever Ltd.	Household Products	2,708	60,085
	Hindustan Zinc Ltd.	Metals & Mining	902	3,600
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	6,338	153,401
b	ICICI Lombard General Insurance Co. Ltd., Reg S	Insurance	270	3,011
b	ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	994	4,576
a	IDBI Bank Ltd.	Banks	2,038	1,411
	IDFC Bank Ltd.	Banks	5,150	2,579
	IDFC Ltd.	Diversified Financial Services	400	219

libertyshares.com	Semiannual Report	111

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	1,242	$14,681
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	8,370	17,706
	Infosys Ltd.	IT Services	14,480	145,829
b	InterGlobe Aviation Ltd., Reg S	Airlines	362	4,125
	ITC Ltd.	Tobacco	11,214	46,061
a	Jindal Steel & Power Ltd.	Metals & Mining	1,410	3,819
a	JSW Energy Ltd.	Independent Power and Renewable Electricity Producers	1,472	1,244
	JSW Steel Ltd.	Metals & Mining	4,528	23,839
	Kansai Nerolac Paints Ltd.	Chemicals	498	3,160
	L&T Finance Holdings Ltd.	Diversified Financial Services	1,686	3,014
b	Larsen & Toubro Infotech Ltd., Reg S	IT Services	114	3,015
	Larsen & Toubro Ltd.	Construction & Engineering	1,286	22,568
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	954	5,493
	Lupin Ltd.	Pharmaceuticals	852	10,589
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	1,052	5,808
	Mahindra & Mahindra Ltd.	Automobiles	2,326	27,625
	Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	772	765
	Marico Ltd.	Personal Products	1,740	7,994
	Maruti Suzuki India Ltd.	Automobiles	454	46,020
	Motherson Sumi Systems Ltd.	Auto Components	2,410	8,538
	Mphasis Ltd.	IT Services	294	4,758
	MRF Ltd.	Auto Components	4	3,509
	Nestle India Ltd.	Food Products	90	12,043
	NHPC Ltd.	Independent Power and Renewable Electricity Producers	9,490	2,959
	NMDC Ltd.	Metals & Mining	2,926	4,569
	NTPC Ltd.	Independent Power and Renewable Electricity Producers	7,560	17,401
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	11,774	28,781
	Oil India Ltd.	Oil, Gas & Consumable Fuels	1,050	3,180
	Oracle Financial Services Software Ltd.	Software	88	4,754
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	20	9,073
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	1,078	3,342
	Pidilite Industries Ltd.	Chemicals	474	6,839
	Piramal Enterprises Ltd.	Pharmaceuticals	324	10,277
	Power Finance Corp., Ltd.	Diversified Financial Services	2,200	2,310
	Power Grid Corp. of India Ltd.	Electric Utilities	2,960	7,693
a	Punjab National Bank Ltd.	Banks	1,800	1,482
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	534	4,979
	Reliance Capital Ltd.	Diversified Financial Services	476	1,853
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	11,864	205,881
	Reliance Infrastructure Ltd.	Electric Utilities	496	2,054
a	Reliance Power Ltd.	Independent Power and Renewable Electricity Producers	2,116	762
	Rural Electrification Corp. Ltd.	Diversified Financial Services	2,528	3,414
	SBI Life Insurance Co. Ltd.	Insurance	420	2,964
	Shree Cement Ltd.	Construction Materials	32	7,457
	Shriram Transport Finance Co. Ltd.	Consumer Finance	646	10,257
	Siemens Ltd.	Industrial Conglomerates	330	4,303
a	State Bank of India	Banks	6,482	23,741
a	Steel Authority of India Ltd.	Metals & Mining	3,820	3,597
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	4,198	36,093
	Sun TV Network Ltd.	Media	324	2,745
	Tata Communications Ltd.	Diversified Telecommunication Services	262	1,809
	Tata Consultancy Services Ltd.	IT Services	3,510	105,736
a	Tata Motors Ltd.	Automobiles	3,862	11,918
a	Tata Motors Ltd., A	Automobiles	1,030	1,656
	Tata Power Co. Ltd.	Electric Utilities	3,648	3,314

112	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Tata Steel Ltd.	Metals & Mining	1,042	$8,355
	Tech Mahindra Ltd.	IT Services	1,786	18,368
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,190	13,225
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	156	3,556
	Torrent Power Ltd.	Electric Utilities	444	1,350
	UltraTech Cement Ltd.	Construction Materials	398	22,291
a	Union Bank of India Ltd.	Banks	560	508
	United Breweries Ltd.	Beverages	256	4,794
a	United Spirits Ltd.	Beverages	1,140	8,088
	UPL Ltd.	Chemicals	1,360	12,463
	Vakrangee Ltd.	IT Services	2,064	807
	Vedanta Ltd.	Metals & Mining	5,998	19,221
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	8,156	4,337
	Wipro Ltd.	IT Services	4,150	18,549
a	Wockhardt Ltd.	Pharmaceuticals	112	837
	Yes Bank Ltd.	Banks	6,410	16,239
	Zee Entertainment Enterprises Ltd.	Media	2,028	12,270

				1,878,718

	Indonesia 2.1%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	48,000	5,911
	Astra Agro Lestari Tbk PT	Food Products	1,800	1,498
	Astra International Tbk PT	Automobiles	74,800	36,894
	Bank Central Asia Tbk PT	Banks	36,600	59,315
	Bank Danamon Indonesia Tbk PT	Banks	12,000	5,798
	Bank Mandiri Persero Tbk PT	Banks	69,200	31,230
	Bank Negara Indonesia Persero Tbk PT	Banks	28,400	14,103
	Bank Rakyat Indonesia Persero Tbk PT	Banks	199,200	42,108
	Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	15,600	4,522
a	Bumi Serpong Damai Tbk PT	Real Estate Management & Development	29,200	2,263
	Charoen Pokphand Indonesia Tbk PT	Food Products	28,200	9,604
	Gudang Garam Tbk PT	Tobacco	1,800	8,945
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	33,600	8,681
	Indah Kiat Pulp & Paper Corp Tbk PT	Paper & Forest Products	10,200	11,876
	Indocement Tunggal Prakarsa Tbk PT	Construction Materials	5,200	6,456
	Indofood CBP Sukses Makmur Tbk PT	Food Products	8,800	5,212
	Indofood Sukses Makmur Tbk PT	Food Products	14,600	5,781
	Jasa Marga Persero Tbk PT	Transportation Infrastructure	8,400	2,520
	Kalbe Farma Tbk PT	Pharmaceuticals	72,400	6,705
	Matahari Department Store Tbk PT	Multiline Retail	9,000	4,182
	Media Nusantara Citra Tbk PT	Media	19,000	1,026
	Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	40,200	6,070
	PT Telkom Indonesia (Persero) Tbk	Diversified Telecommunication Services	178,400	43,578
a	PT XL Axiata Tbk	Wireless Telecommunication Services	13,800	2,556
	Semen Indonesia (Persero) Tbk PT	Construction Materials	11,200	7,460
	Surya Citra Media Tbk PT	Media	22,000	2,768
	Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	7,600	2,869
	Unilever Indonesia Tbk PT	Household Products	4,000	12,623
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	5,800	12,844
a	Vale Indonesia Tbk PT	Metals & Mining	7,800	1,942

				367,340

	Italy 0.1%
	Prada SpA	Textiles, Apparel & Luxury Goods	2,000	9,585

	Luxembourg 0.0%†
	L’Occitane International SA	Specialty Retail	2,000	3,594

libertyshares.com	Semiannual Report	113

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Macau 0.1%
	Macau Legend Development Ltd.	Hotels, Restaurants & Leisure		6,000	$1,089
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure		5,600	12,882

					13,971

	Malaysia 3.2%
	AirAsia Group Bhd.	Airlines		5,400	4,123
	Alliance Bank Malaysia Bhd.	Banks		4,200	4,242
	AMMB Holdings Bhd.	Banks		7,200	7,185
	Astro Malaysia Holdings Bhd.	Media		5,400	1,918
	Axiata Group Bhd.	Wireless Telecommunication Services		17,000	18,731
	British American Tobacco Malaysia Bhd.	Tobacco		600	4,599
a	Bumi Armada Bhd.	Energy Equipment & Services		9,000	1,153
	CIMB Group Holdings Bhd.	Banks		24,600	35,725
	Dialog Group Bhd.	Energy Equipment & Services		17,400	14,673
	Digi.com Bhd.	Wireless Telecommunication Services		14,200	16,538
	FGV Holdings Bhd.	Food Products		7,200	2,697
	Gamuda Bhd.	Construction & Engineering		8,400	6,820
	Genting Bhd.	Hotels, Restaurants & Leisure		8,600	16,230
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure		10,800	13,022
	HAP Seng Consolidated Bhd.	Industrial Conglomerates		2,800	6,698
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies		5,400	8,638
	Hong Leong Bank Bhd.	Banks		2,400	11,935
	Hong Leong Financial Group Bhd.	Banks		1,000	4,664
	IHH Healthcare Bhd.	Health Care Providers & Services		10,800	13,596
	IJM Corp. Bhd.	Construction & Engineering		12,200	5,306
	IOI Corp. Bhd.	Food Products		11,800	12,945
	IOI Properties Group Bhd.	Real Estate Management & Development		7,200	2,905
	KLCCP Stapled Group	Equity Real Estate Investment Trusts (REITs	)	1,800	3,306
	Kuala Lumpur Kepong Bhd.	Food Products		1,800	10,856
	Malayan Banking Bhd.	Banks		21,000	49,677
	Malaysia Airports Holdings Bhd.	Transportation Infrastructure		3,400	7,312
	Maxis Bhd.	Wireless Telecommunication Services		10,600	14,958
	MISC Bhd.	Marine		5,400	7,907
	MMC Corp. Bhd.	Industrial Conglomerates		2,200	728
	Nestle (Malaysia) Bhd.	Food Products		200	7,075
	Petronas Chemicals Group Bhd.	Chemicals		10,800	24,426
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels		1,200	7,614
	Petronas Gas Bhd.	Gas Utilities		3,000	13,701
	PPB Group Bhd.	Food Products		2,640	10,704
	Press Metal Aluminium Holdings Bhd.	Metals & Mining		8,000	9,395
	Public Bank Bhd.	Banks		11,800	71,282
	RHB Bank Bhd	Banks		4,400	5,741
a	Sapura Energy Bhd.	Energy Equipment & Services		17,200	1,704
	Sime Darby Bhd.	Industrial Conglomerates		13,600	8,577
	Sime Darby Plantation Bhd.	Food Products		13,600	17,417
	Sime Darby Property Bhd.	Real Estate Management & Development		13,600	3,878
	Telekom Malaysia Bhd.	Diversified Telecommunication Services		4,600	3,579
	Tenaga Nasional Bhd.	Electric Utilities		15,200	56,782
	UEM Sunrise Bhd.	Real Estate Management & Development		4,800	963
	Westports Holdings Bhd.	Transportation Infrastructure		3,800	3,489
	YTL Corp. Bhd.	Multi-Utilities		17,800	5,376
	YTL Power International Bhd.	Multi-Utilities		8,000	2,088

					562,878

	Pakistan 0.1%
	Fauji Fertilizer Co. Ltd.	Chemicals		3,000	2,359
	Habib Bank Ltd.	Banks		2,600	3,169
a	National Bank of Pakistan	Banks		2,000	837

114	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Pakistan (continued)
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels		1,000	$1,232
	Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels		1,800	3,093

					10,690

	Philippines 1.2%
	Aboitiz Power Corp	Independent Power and Renewable Electricity Producers		6,000	3,715
a	Alliance Global Group Inc.	Industrial Conglomerates		15,000	3,465
	Ayala Corp.	Diversified Financial Services		925	15,887
	Ayala Land Inc.	Real Estate Management & Development		26,600	19,717
	Bank of the Philippine Islands	Banks		6,844	10,552
	BDO Unibank Inc.	Banks		7,520	16,674
	Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure		13,200	2,143
	DMCI Holdings Inc.	Industrial Conglomerates		14,200	2,991
a	Energy Development Corp.	Independent Power and Renewable Electricity Producers		6,600	865
	Globe Telecom Inc.	Wireless Telecommunication Services		110	4,479
	GT Capital Holdings Inc.	Diversified Financial Services		351	5,327
	International Container Terminal Services Inc.	Transportation Infrastructure		4,200	7,315
	Jollibee Foods Corp.	Hotels, Restaurants & Leisure		1,560	7,420
	LT Group Inc.	Industrial Conglomerates		10,600	2,825
	Manila Electric Co.	Electric Utilities		1,020	6,419
	Megaworld Corp.	Real Estate Management & Development		44,000	3,583
	Metro Pacific Investments Corp.	Diversified Financial Services		54,600	4,800
	Metropolitan Bank & Trust Co.	Banks		6,126	7,596
	Petron Corp.	Oil, Gas & Consumable Fuels		9,200	1,480
	PLDT Inc.	Wireless Telecommunication Services		450	11,244
	Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels		4,600	2,273
	SM Investments Corp.	Industrial Conglomerates		1,860	31,120
	SM Prime Holdings Inc.	Real Estate Management & Development		34,600	23,150
	Universal Robina Corp.	Food Products		3,400	9,093

					204,133

	Singapore 4.0%
	Ascendas REIT	Equity Real Estate Investment Trusts (REITs	)	9,200	17,776
	BOC Aviation Ltd.	Trading Companies & Distributors		800	6,206
	CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	9,000	11,725
	CapitaLand Ltd.	Real Estate Management & Development		9,600	23,678
	CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs	)	8,800	14,298
	City Developments Ltd.	Real Estate Management & Development		1,800	12,001
	ComfortDelGro Corp. Ltd.	Road & Rail		7,800	13,872
	DBS Group Holdings Ltd.	Banks		6,800	129,844
	Frasers Property Ltd.	Real Estate Management & Development		1,400	1,732
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure		22,200	17,222
	Golden Agri-Resources Ltd.	Food Products		24,600	4,501
	Hutchison Port Holdings Trust	Transportation Infrastructure		18,800	4,700
	Jardine Cycle & Carriage Ltd.	Distributors		400	9,365
	Keppel Corp. Ltd.	Industrial Conglomerates		5,600	28,526
	M1 Ltd.	Wireless Telecommunication Services		1,200	1,853
	Oversea-Chinese Banking Corp. Ltd.	Banks		12,200	102,146
	SATS Ltd.	Transportation Infrastructure		2,400	9,169
	SembCorp Industries Ltd.	Industrial Conglomerates		3,200	7,237
	SembCorp Marine Ltd.	Machinery		3,000	4,479
	SIA Engineering Co. Ltd.	Transportation Infrastructure		200	432
	Singapore Airlines Ltd.	Airlines		2,000	14,257
	Singapore Exchange Ltd.	Capital Markets		3,200	17,260
	Singapore Post Ltd.	Air Freight & Logistics		5,800	4,797
	Singapore Press Holdings Ltd.	Media		6,200	13,023
	Singapore Technologies Engineering Ltd.	Aerospace & Defense		5,800	15,112

libertyshares.com	Semiannual Report	115

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Singapore (continued)
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		27,600	$65,447
	StarHub Ltd.	Wireless Telecommunication Services		2,200	3,011
	Suntec REIT	Equity Real Estate Investment Trusts (REITs	)	6,800	9,605
	United Overseas Bank Ltd.	Banks		4,800	95,132
	UOL Group Ltd.	Real Estate Management & Development		1,800	9,077
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components		1,000	12,903
	Wilmar International Ltd.	Food Products		7,400	17,439
	Wing Tai Holdings Ltd.	Real Estate Management & Development		1,400	1,998
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery		8,200	7,442
	Yanlord Land Group Ltd.	Real Estate Management & Development		2,600	2,816

					710,081

	South Korea 15.3%
	Amorepacific Corp.	Personal Products		118	27,765
	AmorePacific Group	Personal Products		110	9,252
	BGF Co. Ltd.	Industrial Conglomerates		48	407
	BGF Retail Co. Ltd.	Food & Staples Retailing		22	4,076
	BNK Financial Group Inc.	Banks		1,118	8,668
a	Celltrion Healthcare Co. Ltd.	Health Care Providers & Services		176	14,629
a	Celltrion Inc.	Biotechnology		294	78,718
	Cheil Worldwide Inc.	Media		266	5,192
	CJ CheilJedang Corp.	Food Products		28	8,418
	CJ Corp.	Industrial Conglomerates		48	5,842
	CJ ENM Co. Ltd.	Internet & Direct Marketing Retail		40	8,943
a	CJ Logistics Corp.	Road & Rail		28	3,988
	Coway Co. Ltd.	Household Durables		202	15,807
	Daelim Industrial Co. Ltd.	Construction & Engineering		104	7,744
a	Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering		680	3,629
	DB Insurance Co. Ltd.	Insurance		170	11,157
	DGB Financial Group Inc.	Banks		588	5,380
	Dongsuh Cos. Inc.	Food & Staples Retailing		118	2,234
	Doosan Corp.	Industrial Conglomerates		22	2,707
a	Doosan Heavy Industries & Construction Co. Ltd.	Electrical Equipment		240	3,224
a	Doosan Infracore Co. Ltd.	Machinery		508	4,488
	E-MART Inc.	Food & Staples Retailing		78	14,591
	GS Engineering & Construction Corp.	Construction & Engineering		222	10,467
	GS Holdings Corp.	Oil, Gas & Consumable Fuels		196	9,736
	GS Retail Co. Ltd.	Food & Staples Retailing		102	3,540
	Hana Financial Group Inc.	Banks		1,114	44,741
	Hankook Tire Co. Ltd.	Auto Components		280	12,646
	Hanmi Pharm Co. Ltd.	Pharmaceuticals		26	11,720
	Hanmi Science Co. Ltd.	Pharmaceuticals		50	3,958
	Hanon Systems	Auto Components		618	7,048
	Hanssem Co. Ltd.	Household Durables		38	2,624
a	Hanwha Aerospace Co. Ltd.	Aerospace & Defense		140	3,206
	Hanwha Chemical Corp.	Chemicals		314	5,463
	Hanwha Corp.	Industrial Conglomerates		170	5,027
	Hanwha Life Insurance Co. Ltd.	Insurance		940	4,483
	HDC Holdings Co. Ltd.	Construction & Engineering		98	2,023
a	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering		124	5,690
	Hite Jinro Co. Ltd.	Beverages		116	1,762
	Hotel Shilla Co. Ltd.	Specialty Retail		118	11,542
a	Hyosung Advanced Materials Corp.	Chemicals		11	1,403
a	Hyosung Chemical Corp.	Chemicals		7	966
	Hyosung Corp.	Industrial Conglomerates		34	1,471
a	Hyosung Heavy Industries Corp.	Electrical Equipment		23	1,232
a	Hyosung TNC Co. Ltd.	Textiles, Apparel & Luxury Goods		10	1,677

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
a	Hyundai Construction Equipment Co. Ltd.	Machinery	22	$2,430
	Hyundai Department Store Co. Ltd.	Multiline Retail	58	5,197
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	278	16,917
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	70	8,204
a	Hyundai Heavy Industries Co. Ltd.	Machinery	156	18,915
a	Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	40	14,604
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	232	8,774
a	Hyundai Mipo Dockyard Co. Ltd.	Machinery	38	3,546
	Hyundai Mobis Co. Ltd.	Auto Components	246	50,564
	Hyundai Motor Co.	Automobiles	518	60,474
	Hyundai Steel Co.	Metals & Mining	288	14,669
	Hyundai Wia Corp.	Auto Components	54	2,062
	Industrial Bank of Korea	Banks	1,014	13,940
	Kakao Corp.	Interactive Media & Services	194	20,812
	Kangwon Land Inc.	Hotels, Restaurants & Leisure	408	10,556
	KB Financial Group Inc.	Banks	1,484	72,511
	KCC Corp.	Building Products	22	6,723
	KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	82	2,513
	Kia Motors Corp.	Automobiles	956	30,251
a	Korea Aerospace Industries Ltd.	Aerospace & Defense	248	7,847
	Korea Electric Power Corp.	Electric Utilities	972	25,718
a	Korea Gas Corp.	Gas Utilities	102	5,582
	Korea Investment Holdings Co. Ltd.	Capital Markets	146	10,016
	Korea Zinc Co. Ltd.	Metals & Mining	36	14,150
	Korean Air Lines Co. Ltd.	Airlines	182	4,611
	KT&G Corp.	Tobacco	424	39,753
	Kumho Petrochemical Co. Ltd.	Chemicals	68	6,038
	LG Chem Ltd.	Chemicals	176	57,992
	LG Corp.	Industrial Conglomerates	346	22,646
	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	850	14,636
	LG Electronics Inc.	Household Durables	414	26,499
	LG Household & Health Care Ltd.	Personal Products	34	39,111
	LG Uplus Corp.	Diversified Telecommunication Services	740	12,208
	Lotte Chemical Corp.	Chemicals	56	14,035
a	Lotte Corp.	Industrial Conglomerates	222	11,428
	LOTTE Fine Chemical Co. Ltd.	Chemicals	68	3,182
	Lotte Shopping Co. Ltd.	Multiline Retail	36	6,799
	LS Corp.	Electrical Equipment	66	4,076
	Mando Corp.	Auto Components	102	3,172
	Mirae Asset Daewood Co. Ltd.	Capital Markets	1,600	12,217
	Naver Corp.	Interactive Media & Services	100	64,548
	NCsoft Corp.	Software	66	26,329
	Netmarble Corp.	Software	68	7,050
	NH Investment & Securities Co. Ltd.	Capital Markets	492	6,343
a	NHN Entertainment Corp.	Software	38	2,097
	Nongshim Co. Ltd.	Food Products	12	2,634
	OCI Co. Ltd.	Chemicals	70	6,942
	Orion Corp.	Food Products	82	7,799
	Ottogi Corp.	Food Products	4	2,694
	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	174	3,286
	POSCO	Metals & Mining	254	67,436
	Posco Daewoo Corp.	Trading Companies & Distributors	188	3,551
	S-1 Corp.	Commercial Services & Supplies	72	5,933
	S-Oil Corp.	Oil, Gas & Consumable Fuels	158	19,514
a	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	52	25,033
	Samsung C&T Corp.	Industrial Conglomerates	278	32,455
	Samsung Card Co. Ltd.	Consumer Finance	118	3,915

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	214	$26,816
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	17,844	747,220
a	Samsung Engineering Co. Ltd.	Construction & Engineering	604	10,509
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	126	32,260
a	Samsung Heavy Industries Co. Ltd.	Machinery	1,620	11,800
	Samsung Life Insurance Co. Ltd.	Insurance	232	20,350
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	202	47,074
	Samsung SDS Co. Ltd.	IT Services	122	25,406
	Samsung Securities Co. Ltd.	Capital Markets	242	7,123
	Shinhan Financial Group Co. Ltd.	Banks	1,718	69,696
	Shinsegae Co. Ltd.	Multiline Retail	26	8,497
a	SillaJen Inc.	Biotechnology	200	18,463
	SK Holdings Co. Ltd.	Industrial Conglomerates	128	33,118
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	2,036	134,173
	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	232	44,967
	SK Networks Co. Ltd.	Trading Companies & Distributors	538	2,668
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	86	21,863
	SKC Co. Ltd.	Chemicals	72	2,768
	Woori Bank	Banks	1,930	29,405
	Yuhan Corp.	Pharmaceuticals	32	6,996

				2,693,393

	Taiwan 13.7%
a	Acer Inc.	Technology Hardware, Storage & Peripherals	12,000	9,924
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	2,000	14,902
a	ASE Industrial Holding Co. Ltd.	Semiconductors & Semiconductor Equipment	12,500	30,500
	Asia Cement Corp.	Construction Materials	8,000	10,873
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	2,000	17,293
	AU Optronics Corp.	Electronic Equipment, Instruments & Components	34,000	14,365
	Capital Securities Corp.	Capital Markets	12,840	4,331
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,820	31,033
	Cathay Financial Holding Co. Ltd.	Insurance	30,000	51,584
	Chailease Holding Co. Ltd.	Diversified Financial Services	4,000	14,018
	Chang Hwa Commercial Bank Ltd.	Banks	22,880	14,163
	Cheng Shin Rubber Industry Co. Ltd.	Auto Components	8,000	12,577
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,010	4,068
	China Airlines Ltd.	Airlines	10,000	3,030
	China Development Financial Holding Corp.	Banks	54,000	20,162
	China Life Insurance Co. Ltd.	Insurance	10,600	10,658
	China Motor Corp.	Automobiles	2,000	1,680
	China Steel Corp.	Metals & Mining	48,000	40,088
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	14,000	50,437
	Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	16,000	9,930
	CTBC Financial Holding Co. Ltd.	Banks	70,000	52,730
	Delta Electronics Inc.	Electronic Equipment, Instruments & Components	8,000	34,324
	E.Sun Financial Holding Co. Ltd.	Banks	40,327	29,783
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	1,000	12,380
	Epistar Corp.	Semiconductors & Semiconductor Equipment	4,000	4,546
	Eternal Materials Co. Ltd.	Chemicals	4,000	3,472
	EVA Airways Corp.	Airlines	8,400	4,085
	Evergreen Marine Corp. Taiwan Ltd.	Marine	8,400	3,521
	Far Eastern International Bank	Banks	12,325	4,360
	Far Eastern New Century Corp.	Industrial Conglomerates	16,000	18,708
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	6,000	14,306
	Feng Hsin Steel Co. Ltd.	Metals & Mining	2,000	3,969
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	2,000	12,315
	First Financial Holding Co. Ltd.	Banks	38,380	26,146
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	6,000	2,967

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Formosa Chemicals & Fibre Corp.	Chemicals	12,000	$50,306
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	6,000	29,083
	Formosa Plastics Corp.	Chemicals	18,000	68,975
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	4,000	4,880
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	4,000	9,760
	Fubon Financial Holding Co. Ltd.	Diversified Financial Services	28,000	47,503
	Giant Manufacturing Co. Ltd.	Leisure Products	2,000	8,581
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,000	11,021
a	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	56,000	145,259
a	HTC Corp.	Technology Hardware, Storage & Peripherals	2,000	2,659
	Hua Nan Financial Holdings Co. Ltd.	Banks	33,440	20,261
	Innolux Corp.	Electronic Equipment, Instruments & Components	34,000	11,804
	Inventec Corp.	Technology Hardware, Storage & Peripherals	12,000	10,769
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	400	47,621
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	8,000	10,061
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	6,000	48,439
	Mega Financial Holding Co. Ltd.	Banks	42,000	37,828
	Nan Ya Plastics Corp.	Chemicals	22,000	61,101
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	4,000	7,611
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	2,000	9,891
	Oriental Union Chemical Corp.	Chemicals	2,000	2,230
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	8,000	16,009
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	10,000	10,562
	President Chain Store Corp.	Food & Staples Retailing	2,000	23,483
	Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	10,000	17,424
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,000	8,908
	Shin Kong Financial Holding Co. Ltd.	Insurance	30,432	11,910
	SinoPac Financial Holdings Co. Ltd.	Banks	40,800	14,899
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	6,000	7,654
	Taishin Financial Holding Co. Ltd.	Banks	37,596	18,162
	Taiwan Business Bank	Banks	16,640	6,049
	Taiwan Cement Corp.	Construction Materials	15,400	20,730
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	35,020	21,333
	Taiwan Fertilizer Co. Ltd.	Chemicals	2,000	3,046
	Taiwan Glass Industry Corp.	Building Products	6,000	3,193
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	8,000	7,834
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	21,518
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	2,000	5,777
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	91,000	782,350
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	4,353
	TPK Holding Co. Ltd.	Electronic Equipment, Instruments & Components	2,000	3,432
	Transcend Information Inc.	Technology Hardware, Storage & Peripherals	2,000	4,585
	U-Ming Marine Transport Corp.	Marine	2,000	2,299
	Uni-President Enterprises Corp.	Food Products	18,000	46,985
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	8,000	5,253
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	46,000	24,331
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	4,000	8,908
	Walsin Lihwa Corp.	Electrical Equipment	14,000	9,423
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	2,000	13,952
	Wan Hai Lines Ltd.	Marine	2,000	1,094
	Wistron Corp.	Technology Hardware, Storage & Peripherals	10,293	6,709
	Yageo Corp.	Electronic Equipment, Instruments & Components	1,000	15,033
	Yuanta Financial Holding Co. Ltd.	Capital Markets	44,000	23,201
	Yulon Motor Co. Ltd.	Automobiles	4,000	2,843

				2,412,113

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Thailand 3.7%
	Advanced Info Service PCL	Wireless Telecommunication Services	4,200	$26,104
	Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	16,600	33,621
	Bangkok Bank PCL, fgn	Banks	1,800	12,133
	Bangkok Dusit Medical Services PCL	Health Care Providers & Services	33,400	26,336
	Bangkok Expressway and Metro PCL, NVDR	Transportation Infrastructure	30,600	8,232
	Bangkok Life Assurance PCL, NVDR	Insurance	2,000	2,010
	Banpu PCL, NVDR	Oil, Gas & Consumable Fuels	16,800	9,922
	Berli Jucker PCL, NVDR	Food & Staples Retailing	4,000	7,359
	BTS Group Holdings PCL, NVDR	Road & Rail	29,200	8,397
	Bumrungrad Hospital PCL	Health Care Providers & Services	1,200	6,902
	Central Pattana PCL	Real Estate Management & Development	9,600	24,638
	Charoen Pokphand Foods PCL, NVDR	Food Products	12,800	9,994
	CP ALL PCL	Food & Staples Retailing	20,000	42,672
	Delta Electronics Thailand PCL	Electronic Equipment, Instruments & Components	1,800	3,882
	Electricity Generating PCL	Independent Power and Renewable Electricity Producers	1,000	7,297
	Energy Absolute PCL, NVDR	Oil, Gas & Consumable Fuels	6,000	8,952
	Glow Energy PCL	Independent Power and Renewable Electricity Producers	1,800	4,898
	Gulf Energy Development PCL, NVDR	Independent Power and Renewable Electricity Producers	2,000	4,715
	Home Product Center PCL, NVDR	Specialty Retail	21,600	10,553
	Indorama Ventures PCL, NVDR	Chemicals	6,400	11,676
	Intouch Holdings PCL	Wireless Telecommunication Services	7,200	12,022
	IRPC PCL	Oil, Gas & Consumable Fuels	39,200	8,242
	Kasikornbank PCL, fgn	Banks	4,600	31,008
	Kasikornbank PCL, NVDR	Banks	3,200	21,373
	Krung Thai Bank PCL	Banks	23,800	14,866
	Land and Houses PCL, NVDR	Real Estate Management & Development	24,200	8,605
	Minor International PCL	Hotels, Restaurants & Leisure	13,600	17,242
	PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	5,400	25,881
	PTT Global Chemical PCL, NVDR	Chemicals	7,800	19,596
	PTT PCL	Oil, Gas & Consumable Fuels	54,600	91,591
	Ratchaburi Electricity Generating Holding PCL, NVDR	Independent Power and Renewable Electricity Producers	3,200	5,121
	Siam City Cement PCL, NVDR	Construction Materials	200	1,546
	Siam Commercial Bank PCL	Banks	9,200	42,387
a	Thai Airways International PCL, NVDR	Airlines	4,200	1,961
	Thai Oil PCL	Oil, Gas & Consumable Fuels	4,000	10,946
	Thai Union Frozen Products PCL	Food Products	10,800	5,978
	The Siam Cement PCL	Construction Materials	2,800	38,615
	TMB Bank PCL, NVDR	Banks	82,200	5,846
	Total Access Communication PCL	Wireless Telecommunication Services	2,600	3,779
	True Corporation PCL, NVDR	Diversified Telecommunication Services	40,800	7,633

				644,531

	Total Common Stocks (Cost $18,850,803)			17,357,825

	Preferred Stocks 0.8%
	South Korea 0.8%
e	Amorepacific Corp., 0.935%, pfd.	Personal Products	40	4,958
e	CJ CheilJedang Corp., 2.392%, pfd.	Food Products	8	920
e	Hyundai Motor Co., 5.172%, pfd.	Automobiles	74	5,224
e	Hyundai Motor Co., 4.841%, pfd., 2	Automobiles	128	9,774
e	LG Chem Ltd., 2.966%, pfd.	Chemicals	30	5,517
e	LG Electronics Inc., 1.508%, pfd.	Household Durables	66	1,776
e	LG Household & Health Care Ltd., 1.126%, pfd.	Personal Products	8	5,798

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	South Korea (continued)
a	Mirae Asset Daewoo Co. Ltd., pfd.	Capital Markets	220	$846
e	Samsung Electronics Co. Ltd., 3.009%, pfd.	Technology Hardware, Storage & Peripherals	3,120	106,461
e	Samsung Fire & Marine Insurance Co. Ltd., 5.452%, pfd.	Insurance	8	1,323

	Total Preferred Stocks (Cost $157,542)			142,597

	Warrants (Cost $—) 0.0%
	Thailand 0.0%
a	BTS Group Holdings PCL, wts., 12/29/19	Road & Rail	3,244	—

	Total Investments (Cost $19,008,345) 99.7%			17,500,422
	Other Assets, less Liabilities 0.3%			56,847

	Net Assets 100.0%			$17,557,269

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $68,273, representing 0.4% of net assets.

cFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the value of this security was $6,580, representing 0.0% of net assets.

eVariable rate security. The rate shown represents the yield at period end.

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI Emerging Markets Index	Long	1	$52,485	12/21/18	$1,035

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 266.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Australia ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.67	$25.23

Income from investment operations[b]:

Net investment income[c]	0.57	0.52

Net realized and unrealized gains (losses)	0.43	(1.03)

Total from investment operations	1.00	(0.51)

Less distributions from net investment income	(0.46)	(0.05)

Net asset value, end of period	$25.21	$24.67

Total return[d]	4.08%	(2.05)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	4.50%	4.96%

Supplemental data

Net assets, end of period (000’s)	$6,302	$2,467

Portfolio turnover rate[f]	1.54%	1.63%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE Australia ETF

		Industry		Shares	Value
	Common Stocks and Other Equity Interests 99.5%
	Australia 99.0%
	Adelaide Brighton Ltd.	Construction Materials		2,745	$12,274
	AGL Energy Ltd.	Multi-Utilities		3,960	55,873
	ALS Ltd.	Professional Services		2,950	19,082
	Alumina Ltd.	Metals & Mining		15,125	30,314
	Amcor Ltd.	Containers & Packaging		7,000	69,287
	AMP Ltd.	Diversified Financial Services		17,630	40,692
	Ansell Ltd.	Health Care Equipment & Supplies		860	15,712
	Apa Group	Gas Utilities		7,125	51,450
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		3,855	79,327
	Atlas Arteria Ltd.	Transportation Infrastructure		4,120	20,808
	Aurizon Holdings Ltd.	Road & Rail		11,530	34,288
	AusNet Services	Electric Utilities		10,660	12,534
	Australia & New Zealand Banking Group Ltd.	Banks		17,515	357,125
	Australian Stock Exchange Ltd.	Capital Markets		1,175	54,122
	Bank of Queensland Ltd.	Banks		2,395	19,097
	Bendigo and Adelaide Bank Ltd.	Banks		2,925	22,751
	BHP Billiton Ltd.	Metals & Mining		19,410	486,348
	Bluescope Steel Ltd.	Metals & Mining		3,325	40,851
	Boral Ltd.	Construction Materials		7,055	35,273
	Brambles Ltd.	Commercial Services & Supplies		9,625	75,909
	Caltex Australia Ltd.	Oil, Gas & Consumable Fuels		1,575	34,074
	Challenger Ltd.	Diversified Financial Services		3,450	27,958
	Cimic Group Ltd.	Construction & Engineering		585	21,740
	Coca-Cola Amatil Ltd.	Beverages		3,085	21,786
	Cochlear Ltd.	Health Care Equipment & Supplies		340	49,359
	Commonwealth Bank of Australia	Banks		10,640	549,755
	Computershare Ltd.	IT Services		2,930	42,294
	Crown Resorts Ltd.	Hotels, Restaurants & Leisure		2,140	21,198
	CSL Ltd.	Biotechnology		2,730	397,251
	CSR Ltd.	Construction Materials		3,065	8,361
	Dexus	Equity Real Estate Investment Trusts (REITs	)	6,145	46,952
	Domain Holdings Australia Ltd.	Interactive Media & Services		1,385	3,507
	Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure		360	13,857
	Downer EDI Ltd.	Commercial Services & Supplies		3,585	20,466
	DuluxGroup Ltd.	Chemicals		2,350	13,042
	Evolution Mining Ltd.	Metals & Mining		6,340	12,156
	Fairfax Media Ltd.	Media		13,875	8,282
	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		340	13,078
	Fortescue Metals Group Ltd.	Metals & Mining		9,715	27,555
	Goodman Group	Equity Real Estate Investment Trusts (REITs	)	10,680	80,057
	GPT Group	Equity Real Estate Investment Trusts (REITs	)	10,910	41,127
	Harvey Norman Holdings Ltd.	Multiline Retail		3,260	8,303
a	Harvey Norman Holdings Ltd., rts., 10/15/18	Multiline Retail		187	108
	Healthscope Ltd.	Health Care Providers & Services		10,485	15,932
	Iluka Resources Ltd.	Metals & Mining		2,530	18,214
	Incitec Pivot Ltd.	Chemicals		10,020	28,855
	Insurance Australia Group Ltd.	Insurance		14,305	75,765
	IOOF Holdings Ltd.	Capital Markets		2,080	12,251
	James Hardie Industries PLC, CDI	Construction Materials		2,665	40,416
	LendLease Group	Real Estate Management & Development		3,500	49,788
	Macquarie Group Ltd.	Capital Markets		1,860	169,625
	Magellan Financial Group Ltd.	Capital Markets		800	16,028
	Medibank Private Ltd.	Insurance		16,665	35,089
	Metcash Ltd.	Food & Staples Retailing		5,845	12,687
	Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	22,400	39,060
	National Australia Bank Ltd.	Banks		16,445	330,905
	Newcrest Mining Ltd.	Metals & Mining		4,640	65,165

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Australia ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
	Nufarm Ltd.	Chemicals		1,530	$7,417
	Oil Search Ltd.	Oil, Gas & Consumable Fuels		8,015	52,367
a	OneMarket Ltd.	Software		575	449
	Orica Ltd.	Chemicals		2,280	28,094
a	Origin Energy Ltd.	Oil, Gas & Consumable Fuels		10,600	63,351
	Orora Ltd.	Containers & Packaging		7,300	17,536
	OZ Minerals Ltd.	Metals & Mining		1,900	12,826
	Perpetual Ltd.	Capital Markets		265	8,162
	Platinum Asset Management Ltd.	Capital Markets		1,410	5,468
	Qantas Airways Ltd.	Airlines		4,000	17,076
	QBE Insurance Group Ltd.	Insurance		8,190	65,896
	Ramsay Health Care Ltd.	Health Care Providers & Services		780	31,001
	REA Group Ltd.	Interactive Media & Services		305	18,963
	Rio Tinto Ltd.	Metals & Mining		2,495	142,182
	Santos Ltd.	Oil, Gas & Consumable Fuels		10,685	56,128
	Scentre Group	Equity Real Estate Investment Trusts (REITs	)	30,890	88,731
	Seek Ltd.	Professional Services		2,090	31,394
	Seven Group Holdings Ltd.	Trading Companies & Distributors		605	9,906
	Shopping Centres Australasia Property Group	Equity Real Estate Investment Trusts (REITs	)	4,530	7,866
	Sonic Healthcare Ltd.	Health Care Providers & Services		2,560	46,141
	South32 Ltd.	Metals & Mining		31,075	88,139
	Stockland	Equity Real Estate Investment Trusts (REITs	)	14,700	44,140
	Suncorp-Metway Ltd.	Insurance		7,840	82,026
	Sydney Airport	Transportation Infrastructure		6,700	33,401
	Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure		11,380	40,100
	Telstra Corp. Ltd.	Diversified Telecommunication Services		25,155	58,061
	The Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure		4,990	18,739
	TPG Telecom Ltd.	Diversified Telecommunication Services		2,180	13,470
	Transurban Group	Transportation Infrastructure		15,785	128,146
	Treasury Wine Estates Ltd.	Beverages		4,345	54,986
	Vicinity Centres	Equity Real Estate Investment Trusts (REITs	)	19,360	36,701
a	Vocus Group Ltd.	Diversified Telecommunication Services		3,610	8,567
	Wesfarmers Ltd.	Food & Staples Retailing		6,840	246,712
	Westpac Banking Corp.	Banks		20,680	417,917
	Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels		4,125	16,236
	Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels		5,640	157,438
	Woolworths Group Ltd.	Food & Staples Retailing		7,935	161,218
	WorleyParsons Ltd.	Energy Equipment & Services		1,230	18,182

					6,240,296

	New Zealand 0.3%
a	Xero LTD.	Software		550	19,500

	United States 0.2%
	Sims Metal Management Ltd.	Metals & Mining		1,005	9,199

	Total Investments (Cost $6,587,357) 99.5%				6,268,995
	Other Assets, less Liabilities 0.5%				33,444

	Net Assets 100.0%				$6,302,439

See Abbreviations on page 266.

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Brazil ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$27.87	$24.37

Income from investment operations[b]:

Net investment income[c]	0.34	0.50

Net realized and unrealized gains (losses)	(6.54)	3.11

Total from investment operations	(6.20)	3.61

Less distributions from net investment income	(0.36)	(0.11)

Net asset value, end of period	$21.31	$27.87

Total return[d]	(22.18)%	14.86%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%

Net investment income	2.91%	4.53%

Supplemental data

Net assets, end of period (000’s)	$10,654	$44,593

Portfolio turnover rate[f]	4.39%	4.79%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE Brazil ETF

		Industry	Shares	Value
	Common Stocks 64.7%
	Brazil 64.7%
	Ambev SA	Beverages	131,000	$601,605
	Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	10,500	38,939
a	B2W Cia Digital	Internet & Direct Marketing Retail	5,000	34,681
	B3 SA – Brasil Bolsa Balcao	Capital Markets	83,500	489,264
	Banco Bradesco SA	Banks	25,500	164,421
	Banco BTG Pactual SA	Capital Markets	6,500	34,668
	Banco do Brasil SA	Banks	32,500	239,668
	Banco Santander Brasil SA	Banks	12,000	107,303
	BB Seguridade Participacoes SA	Insurance	21,000	126,729
a	BR Malls Paricipacoes SA	Real Estate Management & Development	24,500	59,018
a	BRF SA	Food Products	17,500	96,274
	CCR SA	Transportation Infrastructure	35,000	74,145
a	Centrais Eletricas Brasileiras SA	Electric Utilities	10,000	38,838
a	Cia Siderurgica Nacional SA	Metals & Mining	19,000	44,437
	Cielo SA	IT Services	34,500	105,827
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	10,500	62,024
	Companhia Energetica de Minas Gerais	Electric Utilities	2,500	4,100
	Companhia Paranaense de Energia-Copel	Electric Utilities	1,000	5,036
	Cosan SA Industria e Comercio	Oil, Gas & Consumable Fuels	5,000	40,578
	EDP-Energias do Brasil SA	Electric Utilities	9,500	30,425
	Embraer SA	Aerospace & Defense	22,500	111,724
	Energisa SA	Electric Utilities	5,500	42,405
	Engie Brasil SA	Independent Power and Renewable Electricity Producers	4,500	39,979
	Equatorial Energia SA	Electric Utilities	5,200	74,819
	Estacio Participacoes SA	Diversified Consumer Services	8,000	50,061
	Fibria Celulose SA	Paper & Forest Products	7,160	135,399
	Fleury SA	Health Care Providers & Services	6,500	34,668
	Grendene SA	Textiles, Apparel & Luxury Goods	8,000	13,482
	Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	235	6,120
	Hypera SA	Pharmaceuticals	12,500	89,269
	IRB Brasil Resseguros SA	Insurance	3,780	62,897
	JBS SA	Food Products	31,000	72,812
	Klabin SA	Containers & Packaging	22,500	112,062
	Kroton Educacional SA	Diversified Consumer Services	46,500	132,739
	Localiza Rent a Car SA	Road & Rail	15,500	88,299
	Lojas Americanas SA	Multiline Retail	7,000	20,946
	Lojas Renner SA	Multiline Retail	22,000	170,775
	M. Dias Branco SA	Food Products	2,500	24,658
	Magazine Luiza SA	Multiline Retail	2,290	70,239
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	8,500	39,823
	Natura Cosmeticos SA	Personal Products	5,500	39,086
	Odontoprev SA	Health Care Providers & Services	8,500	27,265
	Petrobras Distribuidora SA	Specialty Retail	10,500	51,270
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	86,500	524,820
	Porto Seguro SA	Insurance	3,000	44,539
	Qualicorp Consultoria E Corretora de Seguros SA	Health Care Providers & Services	7,500	30,950
	Raia Drogasil SA	Food & Staples Retailing	7,070	128,227
a	Rumo SA	Road & Rail	34,500	129,411
	Sao Martinho SA	Food Products	5,000	22,937
	Smiles Fidelidade SA	Media	1,790	20,618
	Sul America SA	Insurance	7,000	45,573
	Suzano Papel e Celulose SA	Paper & Forest Products	14,500	174,571
	Tim Participacoes SA	Wireless Telecommunication Services	25,000	73,431

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Brazil ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	7,000	$35,057
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	13,200	123,388
	Vale SA	Metals & Mining	100,500	1,505,405
	Via Varejo SA	Specialty Retail	4,000	14,944
	Weg SA	Machinery	23,000	113,746

	Total Common Stocks (Cost $7,972,326)			6,896,394

	Preferred Stocks 34.0%
	Brazil 34.0%
b	Alpargatas SA, 4.555%, pfd.	Textiles, Apparel & Luxury Goods	4,500	13,804
a	Azul SA, pfd.	Airlines	6,000	36,133
b	Banco Bradesco SA, 4.053%, pfd.	Banks	98,500	707,139
b	Banco do Estado do Rio Grande do Sul SA, 7.109%, pfd., B	Banks	6,500	24,382
b	Bradespar SA, 6.045%, pfd.	Metals & Mining	7,000	64,977
b	Braskem SA, 5.376%, pfd., A	Chemicals	6,000	87,802
a	Centrais Eletricas Brasileiras SA, pfd., B	Electric Utilities	7,000	32,638
b	Cia de Transmissao de Energia Eletrica Paulista, 12.569%, pfd.	Electric Utilities	1,500	21,958
b	Companhia Brasileira de Distribuicao, 1.097%, pfd., A	Food & Staples Retailing	4,870	106,715
b	Companhia de Gas de Sao Paulo, 14.610%, pfd., A	Gas Utilities	500	6,165
b	Companhia Energetica de Minas Gerais, 6.983%, pfd.	Electric Utilities	29,000	51,994
b	Companhia Paranaense de Energia, 5.180%, pfd., B	Electric Utilities	3,000	16,083
b	Gerdau SA, 1.629%, pfd.	Metals & Mining	32,000	137,742
b	Itau Unibanco Holding SA, 7.482%, pfd.	Banks	91,000	1,005,579
b	Itausa-Investimentos Itau SA, 5.515%, pfd.	Banks	180,000	455,234
b	Lojas Americanas SA, 0.473%, pfd.	Multiline Retail	23,000	91,400
b	Petroleo Brasileiro SA, 0.474%, pfd.	Oil, Gas & Consumable Fuels	115,500	609,957
b	Telefonica Brasil SA, 11.194%, pfd.	Diversified Telecommunication Services	13,000	127,606
b	Usinas Siderurgicas de Minas Gerais SA, 0.577%, pfd., A	Metals & Mining	12,000	25,000

	Total Preferred Stocks (Cost $4,170,622)			3,622,308

	Total Investments (Cost $12,142,948) 98.7%			10,518,702
	Other Assets, less Liabilities 1.3%			135,568

	Net Assets 100.0%			$10,654,270

aNon-income producing.

bVariable rate security. The rate shown represents the yield at period end.

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MINI Bovespa Index	Long	34	$135,151	10/17/18	$3,828

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 266.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Canada ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.77	$24.80

Income from investment operations[b]:

Net investment income[c]	0.31	0.24

Net realized and unrealized gains (losses)	1.09	(1.25)

Total from investment operations	1.40	(1.01)

Less distributions from net investment income	(0.18)	(0.02)

Net asset value, end of period	$24.99	$23.77

Total return[d]	5.91%	(4.06)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	2.48%	2.39%

Supplemental data

Net assets, end of period (000’s)	$4,997	$2,377

Portfolio turnover rate[f]	1.87%	1.26%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE Canada ETF

		Industry		Shares	Value
	Common Stocks 99.8%
	Canada 97.5%
	Agnico Eagle Mines Ltd.	Metals & Mining		916	$31,266
	Alimentation Couche-Tard Inc., B	Food & Staples Retailing		1,668	83,374
	Bank of Montreal	Banks		2,536	209,025
	Bank of Nova Scotia	Banks		4,836	288,042
	Barrick Gold Corp.	Metals & Mining		4,556	50,368
	BCE Inc.	Diversified Telecommunication Services		1,172	47,448
a	Blackberry Ltd.	Software		1,900	21,490
	Brookfield Asset Management Inc., A	Capital Markets		3,324	147,839
	Canadian Imperial Bank of Commerce	Banks		1,744	163,296
	Canadian National Railway Co.	Road & Rail		2,884	258,592
	Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels		4,724	154,226
	Canadian Pacific Railway Ltd.	Road & Rail		560	118,373
	Canadian Tire Corp. Ltd., A	Multiline Retail		236	27,631
	Canadian Utilities Ltd., A	Multi-Utilities		460	11,302
	Cenovus Energy Inc.	Oil, Gas & Consumable Fuels		3,988	40,016
a	CGI Group Inc., A	IT Services		980	63,140
	CI Financial Corp.	Capital Markets		960	15,233
	Constellation Software Inc.	Software		79	58,053
	Dollarama Inc.	Multiline Retail		1,272	40,042
	Enbridge Inc.	Oil, Gas & Consumable Fuels		6,680	215,397
	EnCana Corp.	Oil, Gas & Consumable Fuels		3,764	49,299
	Fairfax Financial Holdings Ltd.	Insurance		104	56,461
	Fortis Inc.	Electric Utilities		1,636	53,006
	Franco-Nevada Corp.	Metals & Mining		712	44,507
	George Weston Ltd.	Food & Staples Retailing		180	13,615
	Goldcorp Inc.	Metals & Mining		3,372	34,330
	Great-West Lifeco Inc.	Insurance		1,084	26,282
	Husky Energy Inc.	Oil, Gas & Consumable Fuels		1,196	20,985
b	Hydro One Ltd., 144A	Electric Utilities		1,244	18,902
	IGM Financial Inc.	Capital Markets		320	8,788
	Imperial Oil Ltd.	Oil, Gas & Consumable Fuels		956	30,915
	Intact Financial Corp.	Insurance		548	45,532
	Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels		1,508	26,133
	Loblaw Cos. Ltd.	Food & Staples Retailing		732	37,580
	Magna International Inc.	Auto Components		1,276	66,979
	Manulife Financial Corp.	Insurance		7,784	139,047
	Metro Inc., A	Food & Staples Retailing		948	29,468
	National Bank of Canada	Banks		1,340	66,876
	Nutrien Ltd.	Chemicals		2,436	140,552
	Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels		1,976	67,095
	Power Corp. of Canada	Insurance		1,508	32,736
	Power Financial Corp.	Insurance		960	21,976
	Restaurant Brands International Inc.	Hotels, Restaurants & Leisure		924	54,671
	RioCan REIT	Equity Real Estate Investment Trusts (REITs	)	1,224	23,370
	Rogers Communications Inc., B	Wireless Telecommunication Services		1,412	72,566
	Royal Bank of Canada	Banks		5,664	453,698
	Saputo Inc.	Food Products		856	25,443
	Shaw Communications Inc.	Media		1,716	33,415
	SNC-Lavalin Group Inc., A	Construction & Engineering		684	27,871
	Sun Life Financial Inc.	Insurance		2,376	94,389
	Suncor Energy Inc.	Oil, Gas & Consumable Fuels		6,412	247,928
	Teck Resources Ltd., B	Metals & Mining		1,972	47,492
	TELUS Corp.	Diversified Telecommunication Services		772	28,435
	The Toronto-Dominion Bank	Banks		7,232	439,146
	Thomson Reuters Corp.	Capital Markets		1,092	49,793
	Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels		976	17,170
	TransCanada Corp.	Oil, Gas & Consumable Fuels		3,560	143,931

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Canada ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Canada (continued)
a	Turquoise Hill Resources Ltd.	Metals & Mining	3,848	$8,187
	Wheaton Precious Metals Corp.	Metals & Mining	1,738	30,387

				4,873,109

	United States 2.3%
a	Bausch Health Cos. Inc.	Pharmaceuticals	1,336	34,284
	IESI-BFC Ltd.	Commercial Services & Supplies	1,032	82,202

				116,486

	Total Investments (Cost $5,005,440) 99.8%			4,989,595
	Other Assets, less Liabilities 0.2%			7,733

	Net Assets 100.0%			$4,997,328

See Abbreviations on page 266.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the value of this security was $18,902, representing 0.4% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE China ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.99	$24.95

Income from investment operations[b]:

Net investment income (loss)[c]	0.45	(0.01)

Net realized and unrealized gains (losses)	(3.15)	1.05

Total from investment operations	(2.70)	1.04

Less distributions from net investment income	(0.10)	(—)[d]

Net asset value, end of period	$23.19	$25.99

Total return[e]	(10.43)%	4.17%

Ratios to average net assets[f]

Total expenses	0.19%	0.19%

Net investment income (loss)	3.58%	(0.12)%

Supplemental data

Net assets, end of period (000’s)	$37,108	$31,191

Portfolio turnover rate[g]	3.57%	2.71%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE China ETF

		Industry	Shares	Value
	Common Stocks 99.8%
	China 98.3%
	3SBio Inc.	Biotechnology	28,000	$47,091
a	51job Inc., ADR	Professional Services	560	43,114
a	58.com Inc., ADR	Interactive Media & Services	2,336	171,930
	Agile Group Holdings Ltd.	Real Estate Management & Development	32,000	45,230
	Agricultural Bank of China Ltd., H	Banks	752,000	369,037
	Air China Ltd., H	Airlines	48,000	46,375
a	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	26,568	4,377,344
a	Alibaba Health Information Technology Ltd.	Health Care Technology	96,000	94,100
a	Aluminum Corp. of China Ltd., H	Metals & Mining	96,000	42,694
	Angang Steel Co. Ltd., H	Metals & Mining	32,000	28,627
	Anhui Conch Cement Co. Ltd., H	Construction Materials	28,000	169,076
	Anhui Expressway Co. Ltd., H	Transportation Infrastructure	16,000	9,713
	Anhui Gujing Distillery Co. Ltd., B	Beverages	3,200	20,693
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	32,000	153,561
	Autohome Inc., ADR	Interactive Media & Services	1,344	104,039
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	56,000	36,928
	BAIC Motor Corp. Ltd., H	Automobiles	36,000	28,846
a	Baidu Inc., ADR	Interactive Media & Services	6,752	1,544,047
	Bank of China Ltd., H	Banks	1,856,000	825,427
	Bank of Communications Co. Ltd., H	Banks	192,000	144,032
	BBMG Corp., H	Construction Materials	56,000	19,180
a	BeiGene Ltd., ADR	Biotechnology	800	137,776
	Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	48,000	58,337
	Beijing Enterprises Holdings Ltd.	Gas Utilities	12,000	67,324
a	Beijing Enterprises Water Group Ltd.	Water Utilities	112,000	59,686
	Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power and Renewable Electricity Producers	32,000	6,461
	Beijing North Star Co. Ltd., H	Real Estate Management & Development	16,000	4,785
	Bengang Steel Plates Co. Ltd., B	Metals & Mining	9,600	3,337
	BOE Technology Group Co. Ltd.	Technology Hardware, Storage & Peripherals	16,800	6,377
	Brilliance China Automotive Holdings Ltd.	Automobiles	64,000	103,546
	BYD Co. Ltd., H	Automobiles	16,000	114,915
	BYD Electronic International Co. Ltd.	Communications Equipment	20,000	29,444
a	CAR Inc.	Road & Rail	16,000	12,657
	Central China Securities Co. Ltd., H	Capital Markets	32,000	8,056
	CGN Power Co. Ltd., H	Independent Power and Renewable Electricity Producers	264,000	62,754
	China Agri-Industries Holdings Ltd.	Food Products	48,000	18,525
	China Bluechemical Ltd.	Chemicals	48,000	19,446
	China Cinda Asset Management Co. Ltd., H	Capital Markets	232,000	58,705
	China CITIC Bank Corp. Ltd., H	Banks	200,000	128,053
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	48,000	20,243
	China Communications Construction Co. Ltd., H	Construction & Engineering	112,000	114,506
	China Communications Services Corp. Ltd.	Diversified Telecommunication Services	64,000	58,971
	China Conch Venture Holdings Ltd.	Machinery	40,000	139,554
	China Construction Bank Corp., H	Banks	2,184,000	1,909,106
	China Dongxiang Group Co. Ltd.	Textiles, Apparel & Luxury Goods	80,000	13,393
	China Eastern Airlines Corp. Ltd., H	Airlines	32,000	20,529
	China Everbright Bank Co. Ltd., H	Banks	80,000	35,476
	China Everbright International Ltd.	Commercial Services & Supplies	88,000	76,024
	China Everbright Ltd.	Capital Markets	16,000	28,667

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Evergrande Group	Real Estate Management & Development	72,000	$201,971
	China Foods Ltd.	Food Products	16,000	8,138
	China Galaxy Securities Co. Ltd., H	Capital Markets	92,000	42,914
	China Huarong Asset Management Co. Ltd., H	Capital Markets	240,000	44,167
	China International Capital Corp. Ltd., H	Capital Markets	22,400	41,394
	China International Marine Containers (Group) Co. Ltd.	Machinery	10,400	11,031
	China Jinmao Holdings Group Ltd.	Real Estate Management & Development	144,000	65,514
	China Life Insurance Co. Ltd., H	Insurance	184,000	418,091
a	China Literature Ltd.	Media	4,800	30,181
	China Longyuan Power Group Corp.	Independent Power and Renewable Electricity Producers	80,000	67,272
	China Machinery Engineering Corp., H	Construction & Engineering	24,000	11,747
	China Medical System Holdings Ltd.	Pharmaceuticals	32,000	44,494
	China Merchants Bank Co. Ltd., H	Banks	92,000	373,883
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	32,000	61,261
	China Merchants Securities Co. Ltd.	Capital Markets	22,400	27,023
	China Minsheng Banking Corp. Ltd., H	Banks	156,000	115,830
	China Mobile Ltd.	Wireless Telecommunication Services	128,000	1,262,023
	China Molybdenum Co. Ltd., H	Metals & Mining	96,000	40,241
	China National Building Material Co. Ltd., H	Construction Materials	96,000	85,266
	China Oilfield Services Ltd., H	Energy Equipment & Services	48,000	52,080
	China Overseas Land & Investment Ltd.	Real Estate Management & Development	96,000	300,579
	China Pacific Insurance Group Co. Ltd., H	Insurance	62,400	240,831
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	624,000	625,204
	China Power International Development Ltd.	Independent Power and Renewable Electricity Producers	128,000	28,463
	China Railway Construction Corp. Ltd., H	Construction & Engineering	48,000	64,778
	China Railway Group Ltd., H	Construction & Engineering	96,000	95,204
b	China Railway Signal & Communication Corp. Ltd., H, Reg S	Electronic Equipment, Instruments & Components	40,000	28,320
	China Reinsurance Group Corp., H	Insurance	192,000	38,032
	China Resources Beer Holdings Co. Ltd.	Beverages	38,400	154,338
	China Resources Cement Holdings Ltd.	Construction Materials	48,000	55,883
	China Resources Gas Group Ltd.	Gas Utilities	19,200	78,151
	China Resources Land Ltd.	Real Estate Management & Development	64,000	224,105
	China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	40,000	63,490
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	48,000	84,898
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	84,000	191,941
	China South City Holdings Ltd.	Real Estate Management & Development	64,000	10,469
	China Southern Airlines Co. Ltd., H	Airlines	48,000	30,733
	China State Construction International Holdings Ltd.	Construction & Engineering	48,000	50,730
	China Taiping Insurance Holdings Co. Ltd.	Insurance	35,200	123,483
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	336,000	167,036
a	China Tower Corp. Ltd., H	Diversified Telecommunication Services	832,000	121,213
	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	64,000	43,512
	China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	144,000	169,674
	China Vanke Co. Ltd., H	Real Estate Management & Development	32,000	105,918
	China Zhongwang Holdings Ltd.	Metals & Mining	35,200	17,229
	Chongqing Changan Automobile Co. Ltd., B	Automobiles	20,800	16,800
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	72,000	39,382

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	80,000	$36,806
	CIMC Enric Holdings Ltd.	Machinery	16,000	16,685
	Citic Pacific Ltd.	Industrial Conglomerates	120,000	178,814
	CITIC Resources Holdings Ltd.	Trading Companies & Distributors	64,000	6,298
	CITIC Securities Co. Ltd., H	Capital Markets	56,000	99,620
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	384,000	760,649
a	COSCO SHIPPING Development Co. Ltd., H	Marine	80,000	10,837
	COSCO Shipping Energy Transportation Co. Ltd., H	Marine	32,000	15,908
a	COSCO Shipping Holdings Co. Ltd.	Marine	56,000	23,259
	COSCO Shipping Ports Ltd.	Transportation Infrastructure	48,000	52,816
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	184,000	232,090
a	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	24,000	40,793
	CRRC Corp. Ltd., H	Machinery	96,000	87,720
a	CSC Financial Co. Ltd., H	Capital Markets	24,000	13,955
	CSG Holding Co. Ltd.	Construction Materials	24,705	9,503
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	112,000	237,887
a	Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	9,296	345,532
	Dali Foods Group Co. Ltd.	Food Products	52,000	37,414
	Dalian Port (PDA) Co. Ltd., H	Transportation Infrastructure	48,000	6,012
	Datang International Power Generation Co. Ltd., H	Independent Power and Renewable Electricity Producers	64,000	16,194
	Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	19,200	8,525
a	Dongfang Electric Corp. Ltd., H	Electrical Equipment	8,000	4,734
	Dongfeng Motor Group Co. Ltd., H	Automobiles	64,000	65,923
	ENN Energy Holdings Ltd.	Gas Utilities	17,600	152,948
	Everbright Securities Co. Ltd., H	Capital Markets	6,400	5,684
	Far East Horizon Ltd.	Diversified Financial Services	48,000	45,700
	Foshan Electrical and Lighting Co. Ltd., B	Electrical Equipment	7,940	4,160
	Fosun International Ltd.	Industrial Conglomerates	56,000	98,762
	Future Land Development Holdings Ltd.	Real Estate Management & Development	48,000	31,101
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components	12,800	46,539
a	GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor Equipment	272,000	19,118
a	GDS Holdings Ltd., ADR	IT Services	1,144	40,189
	Geely Automobile Holdings Ltd.	Automobiles	120,000	239,236
a	Genscript Biotech Corp.	Life Sciences Tools & Services	16,000	27,032
	GF Securities Co. Ltd., H	Capital Markets	38,400	49,270
a	GOME Retail Holdings Ltd.	Specialty Retail	272,000	27,809
	Great Wall Motor Co. Ltd., H	Automobiles	76,000	48,466
	Greentown China Holdings Ltd.	Real Estate Management & Development	20,000	18,684
	Guangdong Electric Power Development Co. Ltd., B	Independent Power and Renewable Electricity Producers	32,000	11,696
	Guangdong Investment Ltd.	Water Utilities	64,000	113,688
	Guangshen Railway Co. Ltd., H	Road & Rail	32,000	14,313
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	80,000	88,640
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	5,600	19,967
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	25,600	47,046
	Guotai Junan Securities Co. Ltd.	Capital Markets	20,800	42,797
a	Haier Electronics Group Co. Ltd.	Household Durables	32,000	86,902
	Haitian International Holdings Ltd.	Machinery	16,000	35,620
	Haitong Securities Co. Ltd., H	Capital Markets	83,200	75,705
a	Health & Happiness H&H International Holdings Ltd.	Food Products	4,000	24,026

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Hengan International Group Co. Ltd.	Personal Products	16,000	$147,631
a	HengTen Networks Group Ltd.	Textiles, Apparel & Luxury Goods	480,000	18,096
	Hopson Development Holdings Ltd.	Real Estate Management & Development	16,000	13,618
a	Huadian Energy Co. Ltd.	Independent Power and Renewable Electricity Producers	29,600	9,028
	Huadian Fuxin Energy Corp. Ltd., H	Independent Power and Renewable Electricity Producers	64,000	12,923
	Huadian Power International Corp. Ltd., H	Independent Power and Renewable Electricity Producers	32,000	12,514
	Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	96,000	63,183
	Huaneng Renewables Corp. Ltd., H	Independent Power and Renewable Electricity Producers	128,000	38,114
a	Huatai Securities Co. Ltd., H	Capital Markets	43,200	61,944
	Huazhu Group Ltd., ADR	Hotels, Restaurants & Leisure	2,560	82,688
	Industrial and Commercial Bank of China Ltd., H	Banks	1,904,000	1,391,824
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	25,600	30,720
a	Iqiyi Inc., ADR	Entertainment	3,048	82,509
a	JD.com Inc., ADR	Internet & Direct Marketing Retail	19,432	506,981
	Jiangling Motors Corp. Ltd., B	Automobiles	2,400	2,533
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	32,000	41,059
	Jiangxi Copper Co. Ltd., H	Metals & Mining	32,000	37,337
	Jiayuan International Group Ltd.	Real Estate Management & Development	32,000	54,799
	Jinzhou Port Co. Ltd., B	Transportation Infrastructure	5,600	2,072
	Kingsoft Corp. Ltd.	Software	24,000	45,762
	Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	64,000	74,511
a	KWG Group Holdings Ltd.	Real Estate Management & Development	24,000	21,961
	Lao Feng Xiang Co., Ltd., B	Textiles, Apparel & Luxury Goods	4,800	15,624
	Legend Holdings Corp., H	Technology Hardware, Storage & Peripherals	9,600	29,444
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	176,000	128,656
a	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	40,000	37,828
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	3,200	11,001
	Logan Property Holdings Co. Ltd.	Real Estate Management & Development	16,000	18,076
	Longfor Group Holdings Ltd.	Real Estate Management & Development	36,000	92,934
	Luye Pharma Group Ltd.	Pharmaceuticals	40,000	35,885
	Maanshan Iron and Steel Co. Ltd., H	Metals & Mining	48,000	25,764
a,b	Meitu Inc., Reg S	Technology Hardware, Storage & Peripherals	44,000	30,814
a	Meituan Dianping, B	Internet & Direct Marketing Retail	12,000	105,433
	Metallurgical Corp. of China Ltd.	Construction & Engineering	72,000	20,243
a	Momo Inc., ADR	Interactive Media & Services	2,384	104,419
	NetEase Inc., ADR	Entertainment	1,784	407,198
	New China Life Insurance Co. Ltd., H	Insurance	21,600	103,654
	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	3,344	247,489
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	40,000	43,247
	Orient Securities Co. Ltd. of China, H	Capital Markets	19,200	12,318
	People’s Insurance Co. Group of China Ltd., H	Insurance	200,000	89,969
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	512,000	414,840
	PICC Property and Casualty Co. Ltd., H	Insurance	160,000	188,935
a	Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	2,120	55,735
	Ping An Insurance (Group) Co. of China Ltd., H	Insurance	120,000	1,219,185
	Poly Property Group Co. Ltd.	Real Estate Management & Development	48,000	16,931
	Postal Savings Bank of China Co. Ltd., H	Banks	144,000	90,726
a,b	Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	24,000	17,023
	Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	12,800	12,285
	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	17,600	11,359

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	12,000	$7,300
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	32,000	31,612
	Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	4,800	5,170
	Shanghai Baosight Software Co. Ltd., B	Software	5,600	10,186
	Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	10,400	6,864
	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	64,000	22,819
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	12,000	47,310
	Shanghai Haixin Group Co., B	Pharmaceuticals	10,400	5,096
	Shanghai Huayi Group Corp. Ltd., B	Chemicals	6,400	5,760
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	8,000	17,728
	Shanghai Jinjiang International Hotels Development Co. Ltd.	Hotels, Restaurants & Leisure	4,000	8,932
	Shanghai Jinjiang International Industrial Investment Co. Ltd.	Road & Rail	4,000	4,116
	Shanghai Jinqiao Export Processing Zone Development, B	Real Estate Management & Development	6,400	7,565
	Shanghai Lujiazui Finance & Trade Zone Develop Co. Ltd., B	Real Estate Management & Development	22,400	30,688
	Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	5,600	9,867
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	20,800	51,994
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	11,200	4,290
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	4,800	6,557
	Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	25,540	10,037
	Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	1,600	5,930
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	16,000	16,072
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	20,000	41,304
	Shenzhen Investment Ltd.	Real Estate Management & Development	80,000	25,559
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	17,600	225,823
	Shimao Property Holdings Ltd.	Real Estate Management & Development	28,000	69,849
	Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	16,000	4,948
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	104,000	21,265
a	SINA Corp.	Interactive Media & Services	1,496	103,942
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	72,000	31,745
a	Sinofert Holdings Ltd.	Chemicals	48,000	6,196
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	36,000	41,130
a	Sinopec Oilfield Service Corp.	Energy Equipment & Services	48,000	6,564
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	80,000	48,870
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	25,600	125,303
	Sinotrans Ltd., H	Air Freight & Logistics	48,000	19,568
	Sinotruk Hong Kong Ltd.	Machinery	16,000	34,843
	Soho China Ltd.	Real Estate Management & Development	36,000	13,986
	Sunac China Holdings Ltd.	Real Estate Management & Development	56,000	172,475
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	16,000	184,641
a	TAL Education Group, ADR	Diversified Consumer Services	7,768	199,715
	Tencent Holdings Ltd.	Interactive Media & Services	139,200	5,749,523
a	Tianjin Capital Environmental Protection Group Co. Ltd.	Commercial Services & Supplies	16,000	6,339
	TravelSky Technology Ltd., H	IT Services	24,000	62,416
	Tsingtao Brewery Co. Ltd., H	Beverages	9,600	45,148
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	10,512	65,595
a	Weibo Corp., ADR	Interactive Media & Services	1,248	91,266
	Weichai Power Co. Ltd., H	Machinery	48,000	59,502
	Weifu High-Technology Co. Ltd., B	Auto Components	3,200	6,310

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a,b	Wuxi Biologics Cayman Inc., Reg S	Life Sciences Tools & Services	12,000	$121,382
c	Wuxi Little Swan Co. Ltd., B	Household Durables	2,400	11,094
a	Xiaomi Corp., B	Technology Hardware, Storage & Peripherals	46,400	91,912
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	8,000	5,439
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	12,800	13,757
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	4,800	11,900
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	48,000	55,638
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	144,000	25,764
a	YY Inc., ADR	Interactive Media & Services	1,016	76,119
	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	24,000	18,587
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	32,000	26,623
a,b	ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance	3,200	13,066
	Zhongsheng Group Holdings Ltd.	Specialty Retail	16,000	38,973
	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	12,000	68,550
	Zijin Mining Group Co. Ltd., H	Metals & Mining	144,000	55,392
	Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	Machinery	32,000	12,391
a	ZTE Corp., H	Communications Equipment	19,200	35,186
	ZTO Express Cayman Inc., ADR	Air Freight & Logistics	7,992	132,427

				36,468,466

	Hong Kong 1.4%
a	Alibaba Pictures Group Ltd.	Media	320,000	43,758
	Bosideng International Holdings Ltd.	Household Durables	64,000	8,997
	China Gas Holdings Ltd.	Gas Utilities	40,000	113,228
a	Fullshare Holdings Ltd.	Electrical Equipment	180,000	86,493
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	16,000	52,243
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	24,000	21,286
a	Landing International Development Ltd.	Real Estate Management & Development	38,400	12,367
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	32,000	29,690
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	160,000	149,267

				517,329

	Singapore 0.1%
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	49,600	45,013
	Yanlord Land Group Ltd.	Real Estate Management & Development	16,000	17,331

				62,344

	Total Investments (Cost $42,244,498) 99.8%			37,048,139
	Other Assets, less Liabilities 0.2%			59,364

	Net Assets 100.0%			$37,107,503

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $210,605, representing 0.6% of net assets.

cFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE China ETF (continued)

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
HKG Mini Hang Seng Index	Long	2	$28,279	10/30/18	$467

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 266.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.98	$25.05

Income from investment operations[b]:

Net investment income[c]	0.56	0.24

Net realized and unrealized gains (losses)	(0.65)	(0.30)

Total from investment operations	(0.09)	(0.06)

Less distributions from net investment income	(0.56)	(0.01)

Net asset value, end of period	$24.33	$24.98

Total return[d]	(0.35)%	(0.26)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	4.49%	2.35%

Supplemental data

Net assets, end of period (000’s)	$82,707	$104,911

Portfolio turnover rate[f]	2.87%	0.96%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE Europe ETF

		Industry	Shares	Value
	Common Stocks 98.6%
	Austria 0.4%
a	AMS AG	Semiconductors & Semiconductor Equipment	646	$36,281
	Andritz AG	Machinery	629	36,712
a	Erste Group Bank AG	Banks	2,550	105,974
	OMV AG	Oil, Gas & Consumable Fuels	1,258	70,706
	Raiffeisen Bank International AG	Banks	1,156	33,299
a	Telekom Austria AG	Diversified Telecommunication Services	1,224	9,483
	Verbund AG	Electric Utilities	255	12,564
	Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	357	10,192
	Voestalpine AG	Metals & Mining	1,003	45,900

				361,111

	Belgium 1.6%
	Ackermans & van Haaren NV	Diversified Financial Services	204	35,518
	Ageas	Insurance	1,717	92,356
	Anheuser-Busch InBev SA/NV	Beverages	6,579	574,794
	bpost SA	Air Freight & Logistics	884	14,354
	Colruyt SA	Food & Staples Retailing	442	25,027
	Groupe Bruxelles Lambert SA	Diversified Financial Services	663	69,538
	KBC Groep NV	Banks	2,329	173,399
	Proximus SADP	Diversified Telecommunication Services	1,241	29,665
	Sofina SA	Diversified Financial Services	153	30,531
	Solvay SA	Chemicals	612	82,102
a	Telenet Group Holding NV	Media	425	23,408
	UCB SA	Pharmaceuticals	1,071	96,283
	Umicore SA	Chemicals	1,853	103,674

				1,350,649

	Denmark 2.6%
	A.P. Moeller-Maersk AS, A	Marine	34	44,616
	A.P. Moeller-Maersk AS, B	Marine	51	71,650
	Ambu AS, B	Health Care Equipment & Supplies	1,292	31,051
	Carlsberg AS, B	Beverages	935	112,194
	Chr. Hansen Holding AS	Chemicals	782	79,414
	Coloplast AS, B	Health Care Equipment & Supplies	1,207	123,476
	Danske Bank AS	Banks	5,763	151,428
	DSV AS	Road & Rail	1,615	146,902
a	Genmab AS	Biotechnology	493	77,555
	GN Store Nord A/S	Health Care Equipment & Supplies	1,156	56,338
	H. Lundbeck AS	Pharmaceuticals	527	32,562
	ISS AS	Commercial Services & Supplies	1,683	59,243
	Jyske Bank AS	Banks	629	30,478
	Novo Nordisk AS, B	Pharmaceuticals	14,824	698,214
	Novozymes AS	Chemicals	1,785	98,031
	Orsted AS	Electric Utilities	1,326	90,109
	Pandora AS	Textiles, Apparel & Luxury Goods	833	52,040
	Rockwool International AS, B	Building Products	68	29,126
	Tryg AS	Insurance	986	24,556
	Vestas Wind Systems AS	Electrical Equipment	1,734	117,322
a	William Demant Holding AS	Health Care Equipment & Supplies	918	34,516

				2,160,821

	Finland 1.8%
	Elisa OYJ	Diversified Telecommunication Services	1,275	54,098
b	Fortum OYJ, Reg S	Electric Utilities	3,842	96,345
	Huhtamaki OYJ	Containers & Packaging	731	23,442
	Kesko OYJ	Food & Staples Retailing	595	32,336
	Kone OYJ, B	Machinery	3,383	180,829

140	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Finland (continued)
	Metso OYJ	Machinery		935	$33,167
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		1,224	101,223
	Nokia OYJ, A	Communications Equipment		49,215	273,069
	Nokian Renkaat OYJ	Auto Components		1,190	48,777
	Orion OYJ	Pharmaceuticals		901	34,137
	Sampo OYJ, A	Insurance		4,165	215,759
	Stora Enso OYJ, R	Paper & Forest Products		5,083	97,267
	UPM-Kymmene OYJ	Paper & Forest Products		4,743	186,204
	Wartsila OYJ ABP	Machinery		4,131	80,561

					1,457,214

	France 16.3%
	Accor SA	Hotels, Restaurants & Leisure		1,819	93,427
	Aeroports de Paris SA	Transportation Infrastructure		255	57,430
a	Air France-KLM	Airlines		1,921	20,019
	Air Liquide SA	Chemicals		3,638	478,753
	Airbus SE	Aerospace & Defense		4,794	602,371
c	ALD SA, 144A	Road & Rail		765	13,995
	Alstom SA	Machinery		1,360	60,800
	Amundi SA	Capital Markets		442	33,134
	ArcelorMittal	Metals & Mining		5,355	166,691
	Arkema SA	Chemicals		629	77,953
	Atos SE	IT Services		832	99,053
	AXA SA	Insurance		16,609	446,595
	Biomerieux	Health Care Equipment & Supplies		374	31,190
	BNP Paribas SA	Banks		9,418	576,595
	Bollore	Air Freight & Logistics		9,414	40,676
	Bouygues SA	Construction & Engineering		1,768	76,453
	Bureau Veritas SA	Professional Services		2,261	58,379
	Capgemini SE	IT Services		1,377	173,373
	Carrefour SA	Food & Staples Retailing		4,879	93,505
	Casino Guichard-Perrachon SA	Food & Staples Retailing		510	21,455
	Cie Generale des Etablissements Michelin SCA	Auto Components		1,564	187,017
	CNP Assurances	Insurance		1,428	34,433
	Compagnie de Saint-Gobain	Building Products		4,216	181,895
	Covivio	Equity Real Estate Investment Trusts (REITs	)	357	37,215
	Credit Agricole SA	Banks		10,132	145,762
	Danone SA	Food Products		5,185	401,692
	Dassault Aviation SA	Aerospace & Defense		17	31,474
	Dassault Systemes	Software		1,163	173,919
	Edenred	Commercial Services & Supplies		2,127	81,107
	EDF SA	Electric Utilities		4,381	76,964
	Eiffage SA	Construction & Engineering		680	75,949
	Elis SA	Commercial Services & Supplies		1,717	40,444
	Engie SA	Multi-Utilities		14,110	207,564
	Essilor International Cie Generale d’Optique SA	Health Care Equipment & Supplies		1,802	266,756
	Eurazeo SE	Diversified Financial Services		411	32,390
	Eutelsat Communications SA	Media		1,530	36,182
	Faurecia SA	Auto Components		663	39,921
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	400	66,809
	Getlink SE	Transportation Infrastructure		4,165	53,214
	Hermes International	Textiles, Apparel & Luxury Goods		272	180,268
	ICADE	Equity Real Estate Investment Trusts (REITs	)	323	29,863
	Iliad SA	Diversified Telecommunication Services		221	28,878
	Imerys SA	Construction Materials		340	25,116
	Ingenico Group SA	Electronic Equipment, Instruments & Components		508	38,612
	Ipsen SA	Pharmaceuticals		306	51,465
	JCDecaux SA	Media		646	23,635

libertyshares.com	Semiannual Report	141

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	France (continued)
	Kering SA	Textiles, Apparel & Luxury Goods		646	$346,427
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	1,836	65,106
	L’Oreal SA	Personal Products		2,091	504,440
	Lagardere SCA	Media		1,020	31,407
	Legrand SA	Electrical Equipment		2,363	172,307
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		2,142	757,824
	Natixis SA	Capital Markets		7,429	50,427
	Orange SA	Diversified Telecommunication Services		17,034	271,747
	Orpea	Health Care Providers & Services		374	48,392
	Pernod Ricard SA	Beverages		1,819	298,534
	Peugeot SA	Automobiles		4,607	124,304
	Plastic Omnium SA	Auto Components		561	21,164
	Publicis Groupe	Media		1,819	108,765
	Remy Cointreau SA	Beverages		225	29,322
	Renault SA	Automobiles		1,530	132,394
	Rexel SA	Trading Companies & Distributors		2,686	40,354
	Rubis SCA	Gas Utilities		680	36,821
	Safran SA	Aerospace & Defense		2,788	390,858
	Sanofi	Pharmaceuticals		9,435	839,002
	Sartorius Stedim Biotech	Life Sciences Tools & Services		221	30,418
	Schneider Electric SE	Electrical Equipment		4,437	357,143
	SCOR SE	Insurance		1,377	63,975
	SEB SA	Household Durables		238	40,526
	Societe BIC SA	Commercial Services & Supplies		238	21,797
	Societe Generale SA	Banks		6,256	268,637
	Sodexo SA	Hotels, Restaurants & Leisure		765	81,160
	Suez	Multi-Utilities		3,230	45,920
	Teleperformance	Professional Services		510	96,259
	Thales SA	Aerospace & Defense		884	125,625
	Total SA	Oil, Gas & Consumable Fuels		21,879	1,419,031
a	UbiSoft Entertainment SA	Software		680	73,785
	Valeo SA	Auto Components		2,125	92,310
	Veolia Environnement SA	Multi-Utilities		4,352	86,893
	Vinci SA	Construction & Engineering		4,029	383,828
	Vivendi SA	Media		8,228	211,875
	Wendel SA	Diversified Financial Services		255	37,971
a,b	Worldline SA, Reg S	IT Services		357	22,868

					13,500,007

	Germany 13.8%
	1&1 Drillisch AG	Wireless Telecommunication Services		425	20,683
	Adidas AG	Textiles, Apparel & Luxury Goods		1,717	420,597
	Allianz SE	Insurance		3,723	830,258
	Aroundtown SA	Real Estate Management & Development		5,100	45,375
	Axel Springer SE	Media		391	26,318
	BASF SE	Chemicals		7,956	707,390
	Bayer AG	Pharmaceuticals		8,041	714,574
	Bayerische Motoren Werke AG	Automobiles		2,771	250,111
	Beiersdorf AG	Personal Products		884	99,781
	Brenntag AG	Trading Companies & Distributors		1,377	85,023
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies		306	25,768
	CECONOMY AG	Specialty Retail		1,445	10,211
a	Commerzbank AG	Banks		9,282	96,760
	Continental AG	Auto Components		918	159,885
	Covestro AG	Chemicals		1,598	129,666
	Daimler AG	Automobiles		7,446	470,047
a	Delivery Hero SE	Internet & Direct Marketing Retail		952	45,800
	Deutsche Bank AG	Capital Markets		16,575	189,207

142	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	Deutsche Boerse AG	Capital Markets	1,666	$223,306
	Deutsche Lufthansa AG	Airlines	2,142	52,645
	Deutsche Post AG	Air Freight & Logistics	8,534	304,405
	Deutsche Telekom AG	Diversified Telecommunication Services	28,237	455,390
	Deutsche Wohnen SE	Real Estate Management & Development	3,162	151,754
a,c	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	306	8,459
	E.ON SE	Multi-Utilities	18,411	187,755
	Evonik Industries AG	Chemicals	1,326	47,514
	Fielmann AG	Specialty Retail	238	14,333
	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	323	28,550
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	1,887	194,145
	Fresenius SE and Co. KGaA	Health Care Providers & Services	3,485	255,985
	Fuchs Petrolub SE	Chemicals	323	15,944
	GEA Group AG	Machinery	1,377	49,069
	Grenkeleasing AG	Consumer Finance	204	24,334
	Hannover Rueck SE	Insurance	527	74,494
	Hapag-Lloyd AG	Marine	340	12,858
	HeidelbergCement AG	Construction Materials	1,326	103,683
	Hella GmbH & Co. KGaA	Auto Components	391	21,817
	Henkel AG & Co. KGaA	Household Products	901	95,703
	Hochtief AG	Construction & Engineering	170	28,197
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	578	44,524
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	10,115	229,919
a	Innogy SE	Multi-Utilities	1,139	48,354
	K+S AG	Chemicals	1,700	35,700
	KION Group AG	Machinery	629	38,677
	Lanxess AG	Chemicals	816	59,786
	LEG Immobilien AG	Real Estate Management & Development	561	66,626
	Linde AG	Chemicals	1,632	386,127
	MAN SE	Machinery	323	35,134
	Merck KGaA	Pharmaceuticals	1,156	119,500
	METRO AG	Food & Staples Retailing	1,513	23,724
	MTU Aero Engines AG	Aerospace & Defense	459	103,480
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	1,224	271,185
	Osram Licht AG	Electrical Equipment	850	33,824
	ProSiebenSat.1 Media SE	Media	2,040	53,005
	Puma SE	Textiles, Apparel & Luxury Goods	68	33,567
	Rational AG	Machinery	34	24,642
	Rheinmetall AG	Industrial Conglomerates	391	40,900
a,c	Rocket Internet SE, 144A	Internet & Direct Marketing Retail	527	16,502
	RWE AG	Multi-Utilities	4,641	114,549
	SAP SE	Software	8,449	1,040,232
b	Scout24 AG, Reg S	Interactive Media & Services	867	40,442
	Siemens AG	Industrial Conglomerates	6,698	858,415
a	Siemens Healthineers AG	Health Care Equipment & Supplies	1,224	53,846
	Stada Arzneimittel AG	Pharmaceuticals	204	19,221
	Suedzucker AG	Food Products	697	9,265
	Symrise AG	Chemicals	1,071	97,801
a	Talanx AG	Insurance	357	13,576
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	5,967	25,235
	thyssenkrupp AG	Metals & Mining	4,148	104,741
	TUI AG	Hotels, Restaurants & Leisure	3,876	74,453
	Uniper SE	Independent Power and Renewable Electricity Producers	1,751	53,916
	United Internet AG	Diversified Telecommunication Services	1,037	49,082

libertyshares.com	Semiannual Report	143

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	Volkswagen AG	Automobiles	255	$44,457
	Vonovia SE	Real Estate Management & Development	4,556	222,679
	Wacker Chemie AG	Chemicals	136	17,108
	Wirecard AG	IT Services	969	210,130
a,c	Zalando SE, 144A	Internet & Direct Marketing Retail	1,139	44,332

				11,436,450

	Ireland 0.9%
	AIB Group PLC	Banks	6,052	31,000
	Bank of Ireland Group PLC	Banks	8,262	63,288
	CRH PLC	Construction Materials	7,191	235,561
	Glanbia PLC	Food Products	1,887	32,525
	Kerry Group PLC	Food Products	1,241	137,295
	Kingspan Group PLC	Building Products	1,377	64,231
	Paddy Power Betfair PLC	Hotels, Restaurants & Leisure	731	61,867
	Smurfit Kappa Group PLC	Containers & Packaging	2,108	83,513

				709,280

	Italy 3.4%
	A2A SpA	Multi-Utilities	13,736	23,852
	Assicurazioni Generali SpA	Insurance	11,254	194,504
	Atlantia SpA	Transportation Infrastructure	4,488	93,153
	Banca Mediolanum SpA	Diversified Financial Services	2,227	15,158
a	Banco BPM SpA	Banks	13,498	33,284
	Buzzi Unicem SpA	Construction Materials	629	13,063
	Buzzi Unicem SpA, di Risp	Construction Materials	374	4,474
	Davide Campari-Milano SpA	Beverages	5,049	43,015
	DiaSorin SpA	Health Care Equipment & Supplies	102	10,734
	Enel SpA	Electric Utilities	67,779	347,336
	Eni SpA	Oil, Gas & Consumable Fuels	21,896	414,087
	Ferrari NV	Automobiles	1,122	154,560
	FinecoBank Banca Fineco SpA	Banks	3,485	46,611
	Intesa Sanpaolo SpA	Banks	128,514	328,541
	Italgas Reti SpA	Gas Utilities	4,352	23,626
	Leonardo SpA	Aerospace & Defense	3,451	41,606
	Luxottica Group SpA	Textiles, Apparel & Luxury Goods	1,377	93,596
a	Mediaset SpA	Media	3,060	9,564
	Mediobanca Banca di Credito Finanziario SpA	Banks	5,151	51,477
	Moncler SpA	Textiles, Apparel & Luxury Goods	1,462	63,000
	Parmalat SpA	Food Products	1,700	5,608
a	Pirelli & C SpA	Auto Components	3,417	28,687
b	Poste Italiane SpA, Reg S	Insurance	4,114	32,885
	Prysmian SpA	Electrical Equipment	2,141	49,885
	Recordati SpA	Pharmaceuticals	884	29,940
a	Saipem SpA	Energy Equipment & Services	5,083	31,338
	Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	391	9,369
	Snam SpA	Oil, Gas & Consumable Fuels	21,046	87,733
a	Telecom Italia SpA	Diversified Telecommunication Services	93,075	56,540
	Telecom Italia SpA, di Risp	Diversified Telecommunication Services	53,686	28,896
	Tenaris SA	Energy Equipment & Services	4,165	69,807
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	12,563	67,137
	UniCredit SpA	Banks	19,533	294,122
	Unione di Banche Italiane SpA	Banks	8,738	35,075
	UnipolSai Assicurazioni SpA	Insurance	5,253	12,386

				2,844,649

144	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Luxembourg 0.2%
	Eurofins Scientific SE	Life Sciences Tools & Services		85	$48,278
	RTL Group SA	Media		357	25,480
	SES SA, IDR	Media		3,128	68,667

					142,425

	Netherlands 4.4%
	Aalberts Industries NV	Machinery		850	36,213
	ABN AMRO Group NV, GDR	Banks		3,689	100,478
	Aegon NV	Insurance		16,426	106,612
	Akzo Nobel NV	Chemicals		2,176	203,559
a	Altice Europe NV, A	Media		4,216	11,375
a	Altice Europe NV, B	Media		748	2,009
	ASML Holding NV	Semiconductors & Semiconductor Equipment		3,536	660,826
	ASR Nederland NV	Insurance		1,105	52,699
	Boskalis Westminster	Construction & Engineering		747	23,522
	EXOR NV	Diversified Financial Services		952	63,934
a	Gemalto NV	Software		731	42,623
	Grandvision NV	Specialty Retail		442	10,884
	Heineken Holding NV	Beverages		935	84,708
	Heineken NV	Beverages		2,091	196,141
	ING Groep NV	Banks		34,051	442,330
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing		10,302	236,324
	Koninklijke DSM NV	Chemicals		1,513	160,340
	Koninklijke KPN NV	Diversified Telecommunication Services		27,438	72,407
	Koninklijke Philips NV	Health Care Equipment & Supplies		8,092	368,764
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels		595	29,330
	NN Group NV	Insurance		2,968	132,481
a	OCI NV	Chemicals		850	27,180
a	QIAGEN NV	Life Sciences Tools & Services		1,972	74,670
	Randstad NV	Professional Services		986	52,658
	Signify NV	Electrical Equipment		833	21,576
a	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	420	84,502
	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	719	144,659
	Wolters Kluwer NV	Professional Services		2,380	148,391

					3,591,195

	Norway 1.2%
	Aker ASA	Diversified Financial Services		170	15,323
	Aker BP ASA	Oil, Gas & Consumable Fuels		901	38,216
	DNB ASA	Banks		9,163	192,694
	Equinor ASA	Oil, Gas & Consumable Fuels		8,721	245,781
	Gjensidige Forsikring ASA	Insurance		1,479	24,919
	Marine Harvest ASA	Food Products		3,587	83,053
	Norsk Hydro ASA	Metals & Mining		11,866	71,196
	Orkla ASA	Food Products		6,902	58,279
	Schibsted ASA, A	Media		714	26,795
	Schibsted ASA, B	Media		782	27,080
	Telenor ASA	Diversified Telecommunication Services		6,052	118,241
	Yara International ASA	Chemicals		1,547	75,932

					977,509

	Poland 0.5%
	Bank Pekao SA	Banks		1,394	40,162
a	CD Projekt SA	Software		544	27,642
a	Cyfrowy Polsat SA	Media		2,261	13,642
a	Dino Polska SA	Food & Staples Retailing		425	11,484
	Grupa Lotos SA	Oil, Gas & Consumable Fuels		884	18,006
a	KGHM Polska Miedz SA	Metals & Mining		1,224	29,586

libertyshares.com	Semiannual Report	145

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Poland (continued)
	mBank SA	Banks		136	$16,514
a	PGE Polska Grupa Energetyczna SA	Electric Utilities		6,477	16,728
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels		2,703	74,063
a	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels		15,045	26,408
	Powszechna Kasa Oszczednosci Bank Polski SA	Banks		7,582	88,242
	Powszechny Zalkad Ubezpieczen SA	Insurance		5,015	54,012
	Santander Bank Polska SA	Banks		272	27,716

					444,205

	Portugal 0.2%
	EDP – Energias de Portugal SA	Electric Utilities		20,162	74,423
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels		4,573	90,774
	Jeronimo Martins SGPS SA	Food & Staples Retailing		2,176	32,060

					197,257

	Russia 0.1%
	Evraz PLC	Metals & Mining		4,352	32,156
	Polymetal International PLC	Metals & Mining		2,295	18,388

					50,544

	South Africa 0.1%
	Investec PLC	Capital Markets		5,661	39,834

	Spain 4.6%
	Acciona SA	Electric Utilities		153	13,872
	Acerinox SA	Metals & Mining		1,258	18,002
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering		2,074	88,360
	Aena SME SA	Transportation Infrastructure		578	100,366
	Amadeus IT Group SA, A	IT Services		3,570	331,807
	Banco Bilbao Vizcaya Argentaria SA	Banks		58,616	373,773
	Banco de Sabadell SA	Banks		49,878	77,573
	Banco Santander SA	Banks		138,822	699,063
	Bankia SA	Banks		10,013	39,275
	Bankinter SA	Banks		6,103	56,227
	CaixaBank SA	Banks		32,045	146,573
	Cellnex Telecom SAU	Diversified Telecommunication Services		1,360	35,747
	Corporacion Financiera Alba SA	Diversified Financial Services		204	11,362
	Corporacion Mapfre SA	Insurance		8,789	27,583
	EDP Renovaveis SA	Independent Power and Renewable Electricity Producers		1,360	13,806
	Enagas SA	Oil, Gas & Consumable Fuels		2,023	54,631
	Endesa SA	Electric Utilities		2,822	60,999
	Ferrovial SA	Construction & Engineering		4,131	85,743
a	Fomento de Construcciones y Contratas SA	Construction & Engineering		527	7,909
	Grifols SA	Biotechnology		2,941	82,871
	Grupo Catalana Occidente SA	Insurance		408	17,771
	Iberdrola SA	Electric Utilities		52,258	384,702
	Industria de Diseno Textil SA	Specialty Retail		9,095	275,822
	Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs	)	2,244	23,327
	Mediaset Espana Comunicacion SA	Media		1,615	11,799
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	2,975	40,377
	Naturgy Energy Group SA	Gas Utilities		2,754	75,203
	Red Electrica Corp. SA	Electric Utilities		3,842	80,503
	Repsol SA	Oil, Gas & Consumable Fuels		10,689	213,108
a	Siemens Gamesa Renewable Energy SA	Electrical Equipment		1,989	25,181

146	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Spain (continued)
	Telefonica SA	Diversified Telecommunication Services	39,423	$312,195
	Zardoya Otis SA	Machinery	1,581	14,746

				3,800,276

	Sweden 4.5%
	Alfa Laval AB	Machinery	2,788	75,553
	Assa Abloy AB, B	Building Products	7,990	160,506
	Atlas Copco AB, A	Machinery	5,287	152,311
	Atlas Copco AB, B	Machinery	3,366	89,759
	Boliden AB	Metals & Mining	2,431	67,765
	Electrolux AB, B	Household Durables	1,972	43,461
	Elekta AB, B	Health Care Equipment & Supplies	2,975	39,992
a	Epiroc AB, A	Machinery	5,593	62,450
a	Epiroc AB, B	Machinery	3,366	34,632
	Ericsson, B	Communications Equipment	26,282	233,113
	Essity AB, B	Household Products	5,270	132,384
a	Fastighets AB Balder, B	Real Estate Management & Development	884	24,512
	Hennes & Mauritz AB, B	Specialty Retail	7,888	145,676
	Hexagon AB, B	Electronic Equipment, Instruments & Components	2,227	130,467
	Husqvarna AB, B	Household Durables	3,315	28,218
	ICA Gruppen AB	Food & Staples Retailing	697	22,102
	Industrivarden AB, A	Diversified Financial Services	1,853	42,339
	Industrivarden AB, C	Diversified Financial Services	1,513	33,601
	Investment AB Latour, B	Industrial Conglomerates	1,071	13,356
	Investor AB, A	Diversified Financial Services	867	39,951
	Investor AB, B	Diversified Financial Services	4,080	188,420
	Kinnevik AB, B	Diversified Financial Services	2,091	63,272
	L E Lundbergforetagen AB, B	Diversified Financial Services	680	22,908
	Lundin Petroleum AB	Oil, Gas & Consumable Fuels	1,615	61,780
	Nibe Industrier AB	Building Products	2,159	25,855
	Nordea Bank AB	Banks	27,489	299,396
	Saab AB, B	Aerospace & Defense	578	29,052
	Sandvik AB	Machinery	9,554	169,471
	Securitas AB, B	Commercial Services & Supplies	2,856	49,697
	Skandinaviska Enskilda Banken AB, A	Banks	12,716	141,899
	Skandinaviska Enskilda Banken AB, C	Banks	187	2,040
	Skanska AB, B	Construction & Engineering	3,162	62,062
	SKF AB, B	Machinery	3,383	66,704
	Svenska Cellulosa AB, B	Paper & Forest Products	5,270	59,674
	Svenska Handelsbanken AB, A	Banks	13,056	164,793
	Svenska Handelsbanken AB, B	Banks	323	4,061
	Swedbank AB, A	Banks	8,704	215,613
	Swedish Match AB	Tobacco	1,428	73,060
a	Swedish Orphan Biovitrum AB	Biotechnology	1,360	39,761
	Tele2 AB, B	Wireless Telecommunication Services	3,094	37,226
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	323	2,927
	Telia Co. AB	Diversified Telecommunication Services	22,950	105,341
	Trelleborg AB, B	Machinery	2,159	44,002
	Volvo AB, B	Machinery	12,801	226,132

				3,727,294

	Switzerland 13.6%
	ABB Ltd.	Electrical Equipment	15,776	374,535
	Adecco Group AG	Professional Services	1,360	71,759
	Baloise Holding AG	Insurance	408	62,528
	Banque Cantonale Vaudoise	Banks	34	25,340
	Barry Callebaut AG	Food Products	17	32,371
	Chocoladefabriken Lindt & Spruengli AG	Food Products	17	119,738

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Switzerland (continued)
a	Clariant AG	Chemicals	1,819	$47,561
a	Coca-Cola HBC AG	Beverages	1,734	59,086
	Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	4,437	363,391
a	Credit Suisse Group AG	Capital Markets	22,287	336,541
	DKSH Holding AG	Professional Services	238	16,276
a	Dufry AG	Specialty Retail	289	32,737
	EMS-Chemie Holding AG	Chemicals	68	40,725
	Ferguson PLC	Trading Companies & Distributors	2,023	171,872
	Flughafen Zurich AG	Transportation Infrastructure	170	34,529
	Geberit AG	Building Products	289	134,677
	Georg Fischer AG	Machinery	34	38,636
	Givaudan AG	Chemicals	85	209,976
a	Glencore PLC	Metals & Mining	100,963	436,719
	Helvetia Holding AG	Insurance	68	41,630
a	Julius Baer Group Ltd.	Capital Markets	1,921	96,581
	Kuehne + Nagel International AG	Marine	442	70,363
a	LafargeHolcim Ltd., B	Construction Materials	4,080	202,371
	Logitech International SA	Technology Hardware, Storage & Peripherals	1,275	57,250
a	Lonza Group AG	Life Sciences Tools & Services	663	227,380
	Nestle SA	Food Products	26,316	2,204,315
	Novartis AG	Pharmaceuticals	19,006	1,642,206
a	OC Oerlikon Corp. AG	Machinery	1,785	24,597
	Pargesa Holding SA, B	Diversified Financial Services	272	21,957
	Partners Group Holding AG	Capital Markets	136	108,391
	PSP Swiss Property AG	Real Estate Management & Development	374	36,393
	Roche Holding AG	Pharmaceuticals	6290	1,531,221
	Schindler Holding AG	Machinery	187	45,333
	Schindler Holding AG, PC	Machinery	357	89,396
	SGS SA	Professional Services	34	89,943
	Sika AG	Chemicals	1,156	169,116
	Sonova Holding AG	Health Care Equipment & Supplies	459	91,772
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	5,576	101,487
	Straumann Holding AG	Health Care Equipment & Supplies	85	64,220
	Sulzer AG	Machinery	119	14,363
	Swatch Group AG	Textiles, Apparel & Luxury Goods	408	31,953
	Swatch Group AG	Textiles, Apparel & Luxury Goods	255	101,890
a	Swiss Life Holding AG	Insurance	289	110,061
a	Swiss Prime Site AG	Real Estate Management & Development	848	72,620
a	Swiss Prime Site AG, rts., 9/26/18	Real Estate Management & Development	15	9
	Swiss Re AG	Insurance	2,652	245,978
	Swisscom AG	Diversified Telecommunication Services	204	93,020
a	Temenos AG	Software	527	85,891
a	UBS Group AG	Capital Markets	30,923	490,691
	Vifor Pharma AG	Pharmaceuticals	408	71,070
	Zurich Insurance Group AG	Insurance	1,309	415,696

				11,258,161

	United Arab Emirates 0.0%†
	NMC Health PLC	Health Care Providers & Services	714	31,601

	United Kingdom 28.3%
	3i Group PLC	Capital Markets	8,466	103,909
	Admiral Group PLC	Insurance	1,785	48,417
	Anglo American PLC	Metals & Mining	8,619	193,658
	Antofagasta PLC	Metals & Mining	3,077	34,307
	Ashmore Group PLC	Capital Markets	3,417	16,220
	Ashtead Group PLC	Trading Companies & Distributors	4,148	131,822
	Associated British Foods PLC	Food Products	3,094	92,395

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	AstraZeneca PLC	Pharmaceuticals		11,033	$857,931
	Auto Trader Group PLC	Interactive Media & Services		8,381	48,810
	Aveva Group PLC	Software		510	19,247
	Aviva PLC	Insurance		33,541	214,103
	B&M European Value Retail SA	Multiline Retail		7,463	37,644
	Babcock International Group PLC	Commercial Services & Supplies		2,244	21,157
	BAE Systems PLC	Aerospace & Defense		27,472	225,625
	Barclays PLC	Banks		149,464	334,814
	Barratt Developments PLC	Household Durables		8,908	65,865
	Bellway PLC	Household Durables		1,088	42,763
	BHP Billiton PLC	Metals & Mining		17,901	390,121
	BP PLC	Oil, Gas & Consumable Fuels		170,850	1,312,942
	British American Tobacco PLC	Tobacco		19,907	930,526
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	8,279	66,591
	BT Group PLC	Diversified Telecommunication Services		71,825	211,024
	Bunzl PLC	Trading Companies & Distributors		2,992	94,148
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		3,570	93,808
	Capita PLC	Professional Services		14,620	27,244
	Capital & Counties Properties PLC	Real Estate Management & Development		6,511	22,611
	Centrica PLC	Multi-Utilities		49,759	100,512
	Cineworld Group PLC	Media		8,245	33,933
	CNH Industrial NV	Machinery		8,551	102,796
a	Cobham PLC	Aerospace & Defense		21,284	32,404
	Compass Group PLC	Hotels, Restaurants & Leisure		13,668	304,073
	ConvaTec Group PLC	Health Care Equipment & Supplies		11,679	35,395
	Croda International PLC	Chemicals		1,122	76,113
	CYBG PLC	Banks		7,871	33,235
	DCC PLC	Industrial Conglomerates		799	72,571
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	884	32,935
	Diageo PLC	Beverages		21,063	746,833
	Direct Line Insurance Group PLC	Insurance		12,240	51,700
	Dixons Carphone PLC	Specialty Retail		8,874	19,632
	DS Smith PLC	Containers & Packaging		11,057	68,966
	easyJet PLC	Airlines		2,040	34,956
	Experian PLC	Professional Services		7,990	205,313
a	Fiat Chrysler Automobiles NV	Automobiles		9,707	170,744
	Fresnillo PLC	Metals & Mining		1,649	17,663
	G4S PLC	Commercial Services & Supplies		13,770	43,455
	GlaxoSmithKline PLC	Pharmaceuticals		42,296	847,639
	GVC Holdings PLC	Hotels, Restaurants & Leisure		4,828	57,828
	Halma PLC	Electronic Equipment, Instruments & Components		3,366	63,427
	Hammerson PLC	Equity Real Estate Investment Trusts (REITs	)	7,055	42,017
	Hargreaves Lansdown PLC	Capital Markets		2,329	67,880
	Hikma Pharmaceuticals PLC	Pharmaceuticals		1,241	29,939
	Hiscox Ltd.	Insurance		2,414	51,784
	Howden Joinery Group PLC	Trading Companies & Distributors		5,355	32,744
	HSBC Holdings PLC	Banks		175,440	1,532,385
	IMI PLC	Machinery		2,380	34,047
	Imperial Brands PLC	Tobacco		8,347	290,736
	Inchcape PLC	Distributors		3,706	32,332
	Informa PLC	Media		11,033	109,662
	Inmarsat PLC	Diversified Telecommunication Services		4,029	26,270
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		1,683	104,907
	International Consolidated Airlines Group SA	Airlines		8,840	76,107
	Intertek Group PLC	Professional Services		1,428	92,960
	Intu Properties PLC	Equity Real Estate Investment Trusts (REITs	)	8,432	16,944
	ITV PLC	Media		33,150	68,237

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	J Sainsbury PLC	Food & Staples Retailing		14,331	$60,139
	JD Sports Fashion PLC	Specialty Retail		2,873	17,200
	John Wood Group PLC	Energy Equipment & Services		5,950	59,869
	Johnson Matthey PLC	Chemicals		1,683	78,176
a	Just Eat PLC	Internet & Direct Marketing Retail		5,100	44,573
	KAZ Minerals PLC	Metals & Mining		2,091	14,986
	Kingfisher PLC	Specialty Retail		19,499	65,603
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	6,341	73,048
	Legal & General Group PLC	Insurance		52,632	179,960
	Lloyds Banking Group PLC	Banks		629,918	486,870
	London Stock Exchange Group PLC	Capital Markets		2,788	166,733
	Marks & Spencer Group PLC	Multiline Retail		14,467	54,484
	Mediclinic International PLC	Health Care Providers & Services		3,485	19,496
	Meggitt PLC	Aerospace & Defense		6,885	50,854
	Melrose Industries PLC	Electrical Equipment		40,919	106,667
	Merlin Entertainments PLC	Hotels, Restaurants & Leisure		6,239	32,576
	Micro Focus International PLC	Software		3,859	71,937
	Mondi PLC	Paper & Forest Products		3,264	89,555
	National Grid PLC	Multi-Utilities		29,767	307,203
	NEX Group PLC	Capital Markets		2,516	32,613
	Next PLC	Multiline Retail		1,156	82,821
a	Ocado Group PLC	Internet & Direct Marketing Retail		3,740	43,855
	Pearson PLC	Media		6,732	78,132
	Pennon Group PLC	Water Utilities		3,706	34,468
	Persimmon PLC	Household Durables		2,737	84,411
	Phoenix Group Holdings	Insurance		4,097	36,117
	Prudential PLC	Insurance		22,780	522,682
	Quilter PLC	Capital Markets		14,093	24,682
	Randgold Resources Ltd.	Metals & Mining		833	59,202
	Reckitt Benckiser Group PLC	Household Products		5,440	497,717
a	RELX PLC (EUR Traded)	Professional Services		7,633	160,425
	RELX PLC (GBP Traded)	Professional Services		9,078	191,305
	Renishaw PLC	Electronic Equipment, Instruments & Components		255	15,775
	Rentokil Initial PLC	Commercial Services & Supplies		16,371	67,974
	Rightmove PLC	Interactive Media & Services		8,160	50,119
	Rio Tinto PLC	Metals & Mining		10,030	507,489
a	Rolls-Royce Holdings PLC	Aerospace & Defense		14,620	188,250
	Royal Bank of Scotland Group PLC	Banks		36,771	119,878
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		40,546	1,394,023
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		32,691	1,146,339
	Royal Mail PLC	Air Freight & Logistics		8,330	51,826
	RPC Group PLC	Containers & Packaging		3,638	37,716
	RSA Insurance Group PLC	Insurance		9,061	67,942
	Schroders PLC	Capital Markets		986	39,795
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	8,874	73,807
	Severn Trent PLC	Water Utilities		2,108	50,828
	Shire PLC	Biotechnology		7,803	470,464
	Sky PLC	Media		9,197	207,365
	Smith & Nephew PLC	Health Care Equipment & Supplies		7,786	142,096
	Smiths Group PLC	Industrial Conglomerates		3,519	68,628
	Spirax-Sarco Engineering PLC	Machinery		646	61,496
	SSE PLC	Electric Utilities		9,027	134,903
	St. James’s Place Capital PLC	Capital Markets		4,641	69,236
	Standard Chartered PLC	Banks		24,106	200,055
	Standard Life Aberdeen PLC	Diversified Financial Services		24,106	96,161
	Subsea 7 SA	Energy Equipment & Services		2,023	29,910
	Tate & Lyle PLC	Food Products		4,131	36,783

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Taylor Wimpey PLC	Household Durables	28,900	$64,746
	TechnipFMC PLC	Energy Equipment & Services	3,859	121,468
	Tesco PLC	Food & Staples Retailing	83,011	259,585
	The Berkeley Group Holdings PLC	Household Durables	1,139	54,645
	The Sage Group PLC	Software	9,622	73,579
	Travis Perkins PLC	Trading Companies & Distributors	2,244	31,180
	Unilever NV, IDR	Personal Products	13,209	735,891
	Unilever PLC	Personal Products	9,724	534,613
	United Utilities Group PLC	Water Utilities	6,069	55,717
	Vodafone Group PLC	Wireless Telecommunication Services	231,506	496,618
	Weir Group PLC	Machinery	1,989	45,728
	Whitbread PLC	Hotels, Restaurants & Leisure	1,632	100,388
	William Hill PLC	Hotels, Restaurants & Leisure	7,616	25,038
	William Morrison Supermarkets PLC	Food & Staples Retailing	19,176	64,867
	WPP PLC	Media	10,591	155,307

				23,375,363

	United States 0.1%
	Carnival PLC	Hotels, Restaurants & Leisure	1,445	89,770

	Total Common Stocks (Cost $84,757,606)			81,545,615

	Preferred Stocks 0.9%
	Germany 0.8%
d	Bayerische Motoren Werke AG, 5.938%, pfd.	Automobiles	493	38,766
d	Fuchs Petrolub SE, 1.891%, pfd.	Chemicals	629	35,156
d	Henkel AG & Co. KGaA, 1.771%, pfd.	Household Products	1,496	175,585
d	Porsche Automobil Holding SE, 3.034%, pfd.	Automobiles	1,377	92,764
d	RWE AG, 8.651%, pfd.	Multi-Utilities	306	6,163
d	Sartorius AG, 0.365%, pfd.	Health Care Equipment & Supplies	306	49,688
d	Volkswagen AG, 2.612%, pfd.	Automobiles	1,632	287,368

				685,490

	Spain 0.1%
d	Grifols SA, 2.160%, pfd., B	Biotechnology	2,278	48,261

	Total Preferred Stocks (Cost $808,348)			733,751

	Total Investments (Cost $85,565,954) 99.5%			82,279,366
	Other Assets, less Liabilities 0.5%			428,054

	Net Assets 100.0%			$82,707,420

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $192,540, representing 0.2% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $83,288, representing 0.1% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe ETF (continued)

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	3	$118,020	12/21/18	$2,195
FTSE 100 Index	Long	1	97,628	12/21/18	2,817

Total Futures Contracts					$5,012

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 266.

152	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe Hedged ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.88	$25.05

Income from investment operations[b]:

Net investment income[c]	0.54	0.25

Net realized and unrealized gains (losses)	1.02	(1.40)

Total from investment operations	1.56	(1.15)

Less distributions from net investment income	(0.38)	(0.02)

Net asset value, end of period	$25.06	$23.88

Total return[d]	6.54%	(4.61)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	4.27%	2.47%

Supplemental data

Net assets, end of period (000’s)	$35,085	$33,428

Portfolio turnover rate[f]	2.38%	5.33%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	153

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE Europe Hedged ETF

		Industry	Shares	Value
	Common Stocks 97.9%
	Austria 0.4%
a	AMS AG	Semiconductors & Semiconductor Equipment	280	$15,726
	Andritz AG	Machinery	259	15,117
a	Erste Group Bank AG	Banks	1,050	43,636
	OMV AG	Oil, Gas & Consumable Fuels	532	29,901
	Raiffeisen Bank International AG	Banks	455	13,106
a	Telekom Austria AG	Diversified Telecommunication Services	504	3,905
	Verbund AG	Electric Utilities	105	5,173
	Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	154	4,397
	Voestalpine AG	Metals & Mining	413	18,900

				149,861

	Belgium 1.6%
	Ackermans & van Haaren NV	Diversified Financial Services	98	17,063
	Ageas	Insurance	728	39,158
	Anheuser-Busch InBev SA/NV	Beverages	2,807	245,242
	bpost SA	Air Freight & Logistics	357	5,797
	Colruyt SA	Food & Staples Retailing	196	11,098
	Groupe Bruxelles Lambert SA	Diversified Financial Services	266	27,899
	KBC Groep NV	Banks	1,001	74,527
	Proximus SADP	Diversified Telecommunication Services	560	13,386
	Sofina SA	Diversified Financial Services	56	11,175
	Solvay SA	Chemicals	252	33,807
a	Telenet Group Holding NV	Media	196	10,795
	UCB SA	Pharmaceuticals	455	40,904
	Umicore SA	Chemicals	763	42,689

				573,540

	Denmark 2.6%
	A.P. Moeller-Maersk AS, A	Marine	14	18,371
	A.P. Moeller-Maersk AS, B	Marine	21	29,503
	Ambu AS, B	Health Care Equipment & Supplies	539	12,954
	Carlsberg AS, B	Beverages	413	49,557
	Chr. Hansen Holding AS	Chemicals	336	34,121
	Coloplast AS, B	Health Care Equipment & Supplies	490	50,127
	Danske Bank AS	Banks	2,464	64,744
	DSV AS	Road & Rail	693	63,036
a	Genmab AS	Biotechnology	210	33,036
	GN Store Nord A/S	Health Care Equipment & Supplies	462	22,516
	H. Lundbeck AS	Pharmaceuticals	210	12,975
	ISS AS	Commercial Services & Supplies	637	22,423
	Jyske Bank AS	Banks	252	12,211
	Novo Nordisk AS, B	Pharmaceuticals	6,265	295,083
	Novozymes AS	Chemicals	749	41,134
	Orsted AS	Electric Utilities	588	39,958
	Pandora AS	Textiles, Apparel & Luxury Goods	406	25,364
	Rockwool International AS, B	Building Products	28	11,993
	Tryg AS	Insurance	413	10,286
	Vestas Wind Systems AS	Electrical Equipment	714	48,309
a	William Demant Holding AS	Health Care Equipment & Supplies	420	15,792

				913,493

	Finland 1.7%
	Elisa OYJ	Diversified Telecommunication Services	497	21,088
b	Fortum OYJ, Reg S	Electric Utilities	1,666	41,778
	Huhtamaki OYJ	Containers & Packaging	336	10,775
	Kesko OYJ	Food & Staples Retailing	252	13,695
	Kone OYJ, B	Machinery	1,421	75,956

154	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Finland (continued)
	Metso OYJ	Machinery		371	$13,160
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		511	42,259
	Nokia OYJ, A	Communications Equipment		20,636	114,499
	Nokian Renkaat OYJ	Auto Components		518	21,232
	Orion OYJ	Pharmaceuticals		371	14,056
	Sampo OYJ, A	Insurance		1,764	91,380
	Stora Enso OYJ, R	Paper & Forest Products		2,023	38,712
	UPM-Kymmene OYJ	Paper & Forest Products		1,995	78,321
	Wartsila OYJ ABP	Machinery		1,701	33,172

					610,083

	France 16.2%
	Accor SA	Hotels, Restaurants & Leisure		749	38,470
	Aeroports de Paris SA	Transportation Infrastructure		98	22,071
a	Air France-KLM	Airlines		751	7,826
	Air Liquide SA	Chemicals		1,561	205,424
	Airbus SE	Aerospace & Defense		2,023	254,192
c	ALD SA, 144A	Road & Rail		322	5,891
	Alstom SA	Machinery		595	26,600
	Amundi SA	Capital Markets		196	14,693
	ArcelorMittal	Metals & Mining		2,261	70,381
	Arkema SA	Chemicals		273	33,833
	Atos SE	IT Services		341	40,597
	AXA SA	Insurance		7,084	190,480
	Biomerieux	Health Care Equipment & Supplies		154	12,843
	BNP Paribas SA	Banks		3,976	243,421
	Bollore	Air Freight & Logistics		3,592	15,520
	Bouygues SA	Construction & Engineering		777	33,600
	Bureau Veritas SA	Professional Services		938	24,219
	Capgemini SE	IT Services		581	73,152
	Carrefour SA	Food & Staples Retailing		2,065	39,575
	Casino Guichard-Perrachon SA	Food & Staples Retailing		210	8,835
	Cie Generale des Etablissements Michelin SCA	Auto Components		651	77,844
	CNP Assurances	Insurance		588	14,178
	Compagnie de Saint-Gobain	Building Products		1,799	77,616
	Covivio	Equity Real Estate Investment Trusts (REITs	)	140	14,594
	Credit Agricole SA	Banks		4,137	59,516
	Danone SA	Food Products		2,142	165,945
	Dassault Aviation SA	Aerospace & Defense		7	12,960
	Dassault Systemes	Software		471	70,435
	Edenred	Commercial Services & Supplies		839	31,993
	EDF SA	Electric Utilities		1,824	32,043
	Eiffage SA	Construction & Engineering		280	31,273
	Elis SA	Commercial Services & Supplies		658	15,499
	Engie SA	Multi-Utilities		6,041	88,866
	Essilor International Cie Generale d’Optique SA	Health Care Equipment & Supplies		749	110,877
	Eurazeo SE	Diversified Financial Services		204	16,077
	Eutelsat Communications SA	Media		602	14,236
	Faurecia SA	Auto Components		287	17,281
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	178	29,730
	Getlink SE	Transportation Infrastructure		1,631	20,839
	Hermes International	Textiles, Apparel & Luxury Goods		112	74,228
	ICADE	Equity Real Estate Investment Trusts (REITs	)	133	12,297
	Iliad SA	Diversified Telecommunication Services		84	10,976
	Imerys SA	Construction Materials		133	9,825
	Ingenico Group SA	Electronic Equipment, Instruments & Components		228	17,330
	Ipsen SA	Pharmaceuticals		133	22,369
	JCDecaux SA	Media		280	10,244

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	France (continued)
	Kering SA	Textiles, Apparel & Luxury Goods		273	$146,400
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	707	25,071
	L’Oreal SA	Personal Products		889	214,465
	Lagardere SCA	Media		427	13,148
	Legrand SA	Electrical Equipment		973	70,950
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		917	324,428
	Natixis SA	Capital Markets		2,982	20,241
	Orange SA	Diversified Telecommunication Services		7,126	113,683
	Orpea	Health Care Providers & Services		168	21,738
	Pernod Ricard SA	Beverages		784	128,670
	Peugeot SA	Automobiles		1,932	52,129
	Plastic Omnium SA	Auto Components		203	7,658
	Publicis Groupe	Media		756	45,204
	Remy Cointreau SA	Beverages		92	11,989
	Renault SA	Automobiles		679	58,755
	Rexel SA	Trading Companies & Distributors		1,071	16,091
	Rubis SCA	Gas Utilities		294	15,920
	Safran SA	Aerospace & Defense		1,176	164,867
	Sanofi	Pharmaceuticals		3,990	354,808
	Sartorius Stedim Biotech	Life Sciences Tools & Services		105	14,452
	Schneider Electric SE	Electrical Equipment		1,876	151,003
	SCOR SE	Insurance		553	25,692
	SEB SA	Household Durables		105	17,879
	Societe BIC SA	Commercial Services & Supplies		91	8,334
	Societe Generale SA	Banks		2,674	114,823
	Sodexo SA	Hotels, Restaurants & Leisure		322	34,161
	Suez	Multi-Utilities		1,414	20,103
	Teleperformance	Professional Services		203	38,315
	Thales SA	Aerospace & Defense		357	50,733
	Total SA	Oil, Gas & Consumable Fuels		9,220	597,992
a	UbiSoft Entertainment SA	Software		322	34,939
	Valeo SA	Auto Components		868	37,706
	Veolia Environnement SA	Multi-Utilities		1,862	37,177
	Vinci SA	Construction & Engineering		1,701	162,048
	Vivendi SA	Media		3,542	91,208
	Wendel SA	Diversified Financial Services		105	15,635
a,b	Worldline SA, Reg S	IT Services		140	8,968

					5,688,077

	Germany 13.7%
	1&1 Drillisch AG	Wireless Telecommunication Services		168	8,176
	Adidas AG	Textiles, Apparel & Luxury Goods		728	178,331
	Allianz SE	Insurance		1,575	351,237
	Aroundtown SA	Real Estate Management & Development		1,862	16,566
	Axel Springer SE	Media		168	11,308
	BASF SE	Chemicals		3,360	298,747
	Bayer AG	Pharmaceuticals		3,438	305,522
	Bayerische Motoren Werke AG	Automobiles		1,176	106,146
	Beiersdorf AG	Personal Products		371	41,876
	Brenntag AG	Trading Companies & Distributors		574	35,442
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies		119	10,021
	CECONOMY AG	Specialty Retail		595	4,205
a	Commerzbank AG	Banks		3,976	41,448
	Continental AG	Auto Components		399	69,493
	Covestro AG	Chemicals		651	52,824
	Daimler AG	Automobiles		3,164	199,735
a	Delivery Hero SE	Internet & Direct Marketing Retail		385	18,522
	Deutsche Bank AG	Capital Markets		7,056	80,546

156	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	Deutsche Boerse AG	Capital Markets	686	$91,949
	Deutsche Lufthansa AG	Airlines	875	21,505
	Deutsche Post AG	Air Freight & Logistics	3,584	127,840
	Deutsche Telekom AG	Diversified Telecommunication Services	12,075	194,739
	Deutsche Wohnen SE	Real Estate Management & Development	1,302	62,487
a,c	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	105	2,903
	E.ON SE	Multi-Utilities	7,966	81,237
	Evonik Industries AG	Chemicals	581	20,819
	Fielmann AG	Specialty Retail	98	5,902
	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	119	10,518
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	784	80,662
	Fresenius SE and Co. KGaA	Health Care Providers & Services	1,491	109,519
	Fuchs Petrolub SE	Chemicals	119	5,874
	GEA Group AG	Machinery	637	22,699
	Grenkeleasing AG	Consumer Finance	98	11,690
	Hannover Rueck SE	Insurance	217	30,674
	Hapag-Lloyd AG	Marine	133	5,030
	HeidelbergCement AG	Construction Materials	553	43,240
	Hella GmbH & Co. KGaA	Auto Components	175	9,765
	Henkel AG & Co. KGaA	Household Products	378	40,151
	Hochtief AG	Construction & Engineering	70	11,610
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	245	18,873
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	4,249	96,582
a	Innogy SE	Multi-Utilities	448	19,019
	K+S AG	Chemicals	686	14,406
	KION Group AG	Machinery	252	15,495
	Lanxess AG	Chemicals	350	25,644
	LEG Immobilien AG	Real Estate Management & Development	224	26,603
	Linde AG	Chemicals	686	162,306
	MAN SE	Machinery	147	15,990
	Merck KGaA	Pharmaceuticals	483	49,929
	METRO AG	Food & Staples Retailing	602	9,440
	MTU Aero Engines AG	Aerospace & Defense	189	42,610
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	532	117,868
	Osram Licht AG	Electrical Equipment	371	14,763
	ProSiebenSat.1 Media SE	Media	868	22,553
	Puma SE	Textiles, Apparel & Luxury Goods	29	14,315
	Rational AG	Machinery	14	10,147
	Rheinmetall AG	Industrial Conglomerates	154	16,109
a,c	Rocket Internet SE, 144A	Internet & Direct Marketing Retail	147	4,603
	RWE AG	Multi-Utilities	1,967	48,549
	SAP SE	Software	3,584	441,258
b	Scout24 AG, Reg S	Interactive Media & Services	350	16,326
	Siemens AG	Industrial Conglomerates	2,821	361,539
a	Siemens Healthineers AG	Health Care Equipment & Supplies	469	20,632
	Stada Arzneimittel AG	Pharmaceuticals	77	7,255
	Suedzucker AG	Food Products	294	3,908
	Symrise AG	Chemicals	448	40,910
a	Talanx AG	Insurance	119	4,525
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	2,457	10,391
	thyssenkrupp AG	Metals & Mining	1,722	43,482
	TUI AG	Hotels, Restaurants & Leisure	1,666	32,002
	Uniper SE	Independent Power and Renewable Electricity Producers	777	23,925
	United Internet AG	Diversified Telecommunication Services	413	19,548

libertyshares.com	Semiannual Report	157

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	Volkswagen AG	Automobiles	119	$20,747
	Vonovia SE	Real Estate Management & Development	1,876	91,691
	Wacker Chemie AG	Chemicals	56	7,044
	Wirecard AG	IT Services	413	89,560
a,c	Zalando SE, 144A	Internet & Direct Marketing Retail	483	18,799

				4,820,304

	Ireland 0.9%
	AIB Group PLC	Banks	2,814	14,414
	Bank of Ireland Group PLC	Banks	3,521	26,971
	CRH PLC	Construction Materials	3,045	99,747
	Glanbia PLC	Food Products	693	11,945
	Kerry Group PLC	Food Products	532	58,857
	Kingspan Group PLC	Building Products	532	24,815
	Paddy Power Betfair PLC	Hotels, Restaurants & Leisure	308	26,067
	Smurfit Kappa Group PLC	Containers & Packaging	875	34,665

				297,481

	Italy 3.4%
	A2A SpA	Multi-Utilities	5,656	9,821
	Assicurazioni Generali SpA	Insurance	4,795	82,873
	Atlantia SpA	Transportation Infrastructure	1,974	40,972
	Banca Mediolanum SpA	Diversified Financial Services	910	6,194
a	Banco BPM SpA	Banks	5,544	13,671
	Buzzi Unicem SpA	Construction Materials	336	6,978
	Buzzi Unicem SpA, di Risp	Construction Materials	161	1,926
	Davide Campari-Milano SpA	Beverages	2,002	17,056
	DiaSorin SpA	Health Care Equipment & Supplies	35	3,683
	Enel SpA	Electric Utilities	28,777	147,469
	Eni SpA	Oil, Gas & Consumable Fuels	9,247	174,875
	Ferrari NV	Automobiles	462	63,642
	FinecoBank Banca Fineco SpA	Banks	1,400	18,725
	Intesa Sanpaolo SpA	Banks	54,278	138,760
	Italgas Reti SpA	Gas Utilities	1,750	9,501
	Leonardo SpA	Aerospace & Defense	1,386	16,710
	Luxottica Group SpA	Textiles, Apparel & Luxury Goods	567	38,540
a	Mediaset SpA	Media	1,260	3,938
	Mediobanca Banca di Credito Finanziario SpA	Banks	2,100	20,986
	Moncler SpA	Textiles, Apparel & Luxury Goods	588	25,338
	Parmalat SpA	Food Products	700	2,309
a	Pirelli & C SpA	Auto Components	1,379	11,577
b	Poste Italiane SpA, Reg S	Insurance	1,645	13,149
	Prysmian SpA	Electrical Equipment	895	20,853
	Recordati SpA	Pharmaceuticals	406	13,751
a	Saipem SpA	Energy Equipment & Services	2,093	12,904
	Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	161	3,858
	Snam SpA	Oil, Gas & Consumable Fuels	8,246	34,374
a	Telecom Italia SpA	Diversified Telecommunication Services	40,866	24,825
	Telecom Italia SpA, di Risp	Diversified Telecommunication Services	22,106	11,898
	Tenaris SA	Energy Equipment & Services	1,757	29,448
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	4,942	26,410
	UniCredit SpA	Banks	8,323	125,325
	Unione di Banche Italiane SpA	Banks	3,780	15,174
	UnipolSai Assicurazioni SpA	Insurance	2,695	6,354

				1,193,867

158	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Luxembourg 0.2%
	Eurofins Scientific SE	Life Sciences Tools & Services		42	$23,855
	RTL Group SA	Media		147	10,492
	SES SA, IDR	Media		1,330	29,197

					63,544

	Netherlands 4.3%
	Aalberts Industries NV	Machinery		378	16,104
	ABN AMRO Group NV, GDR	Banks		1,456	39,657
	Aegon NV	Insurance		6,600	42,837
	Akzo Nobel NV	Chemicals		932	87,186
a	Altice Europe NV, A	Media		2,303	6,214
a	Altice Europe NV, B	Media		308	827
	ASML Holding NV	Semiconductors & Semiconductor Equipment		1,498	279,954
	ASR Nederland NV	Insurance		539	25,706
	Boskalis Westminster	Construction & Engineering		300	9,447
	EXOR NV	Diversified Financial Services		399	26,796
a	Gemalto NV	Software		322	18,775
	Grandvision NV	Specialty Retail		189	4,654
	Heineken Holding NV	Beverages		392	35,514
	Heineken NV	Beverages		868	81,421
	ING Groep NV	Banks		14,322	186,046
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing		4,368	100,200
	Koninklijke DSM NV	Chemicals		636	67,400
	Koninklijke KPN NV	Diversified Telecommunication Services		11,396	30,073
	Koninklijke Philips NV	Health Care Equipment & Supplies		3,458	157,586
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels		245	12,077
	NN Group NV	Insurance		1,228	54,814
a	OCI NV	Chemicals		350	11,192
a	QIAGEN NV	Life Sciences Tools & Services		833	31,541
	Randstad NV	Professional Services		392	20,935
	Signify NV	Electrical Equipment		385	9,972
a	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	175	35,209
	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	329	66,193
	Wolters Kluwer NV	Professional Services		1,001	62,412

					1,520,742

	Norway 1.2%
	Aker ASA	Diversified Financial Services		91	8,202
	Aker BP ASA	Oil, Gas & Consumable Fuels		385	16,330
	DNB ASA	Banks		3,962	83,319
	Equinor ASA	Oil, Gas & Consumable Fuels		3,584	101,007
	Gjensidige Forsikring ASA	Insurance		588	9,907
	Marine Harvest ASA	Food Products		1,470	34,037
	Norsk Hydro ASA	Metals & Mining		5,054	30,324
	Orkla ASA	Food Products		2,975	25,120
	Schibsted ASA, A	Media		266	9,982
	Schibsted ASA, B	Media		392	13,575
	Telenor ASA	Diversified Telecommunication Services		2,506	48,961
	Yara International ASA	Chemicals		658	32,297

					413,061

	Poland 0.5%
	Bank Pekao SA	Banks		532	15,327
a	CD Projekt SA	Software		231	11,738
a	Cyfrowy Polsat SA	Media		875	5,279
a	Dino Polska SA	Food & Staples Retailing		140	3,783
	Grupa Lotos SA	Oil, Gas & Consumable Fuels		364	7,414
a	KGHM Polska Miedz SA	Metals & Mining		392	9,475

libertyshares.com	Semiannual Report	159

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Poland (continued)
	mBank SA	Banks		35	$4,250
a	PGE Polska Grupa Energetyczna SA	Electric Utilities		1,120	2,893
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels		1,099	30,113
a	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels		5,054	8,871
	Powszechna Kasa Oszczednosci Bank Polski SA	Banks		3,038	35,357
	Powszechny Zalkad Ubezpieczen SA	Insurance		1,820	19,602
	Santander Bank Polska SA	Banks		105	10,699

					164,801

	Portugal 0.2%
	EDP- Energias de Portugal SA	Electric Utilities		8,435	31,136
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels		1,911	37,933
	Jeronimo Martins SGPS SA	Food & Staples Retailing		847	12,479

					81,548

	Russia 0.1%
	Evraz PLC	Metals & Mining		1,862	13,758
	Polymetal International PLC	Metals & Mining		931	7,459

					21,217

	South Africa 0.1%
	Investec PLC	Capital Markets		2,275	16,008

	Spain 4.6%
	Acciona SA	Electric Utilities		77	6,981
	Acerinox SA	Metals & Mining		532	7,613
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering		947	40,346
	Aena SME SA	Transportation Infrastructure		231	40,112
	Amadeus IT Group SA, A	IT Services		1,526	141,831
	Banco Bilbao Vizcaya Argentaria SA	Banks		24,647	157,165
	Banco de Sabadell SA	Banks		20,930	32,551
	Banco Santander SA	Banks		58,744	295,816
	Bankia SA	Banks		4,823	18,918
	Bankinter SA	Banks		2,422	22,314
	CaixaBank SA	Banks		13,314	60,898
	Cellnex Telecom SAU	Diversified Telecommunication Services		539	14,167
	Corporacion Financiera Alba SA	Diversified Financial Services		84	4,678
	Corporacion Mapfre SA	Insurance		3,535	11,094
	EDP Renovaveis SA	Independent Power and Renewable Electricity Producers		560	5,685
	Enagas SA	Oil, Gas & Consumable Fuels		798	21,550
	Endesa SA	Electric Utilities		1,225	26,479
	Ferrovial SA	Construction & Engineering		1,772	36,780
a	Fomento de Construcciones y Contratas SA	Construction & Engineering		105	1,576
	Grifols SA	Biotechnology		1,239	34,912
	Grupo Catalana Occidente SA	Insurance		161	7,013
	Iberdrola SA	Electric Utilities		22,234	163,677
	Industria de Diseno Textil SA	Specialty Retail		3,871	117,395
	Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs	)	700	7,277
	Mediaset Espana Comunicacion SA	Media		630	4,603
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	1,183	16,056
	Naturgy Energy Group SA	Gas Utilities		1,162	31,731
	Red Electrica Corp. SA	Electric Utilities		1,568	32,855
	Repsol SA	Oil, Gas & Consumable Fuels		4,481	89,338
a	Siemens Gamesa Renewable Energy SA	Electrical Equipment		896	11,344
	Telefonica SA	Diversified Telecommunication Services		16,758	132,708
	Zardoya Otis SA	Machinery		812	7,573

					1,603,036

160	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Sweden 4.5%
	Alfa Laval AB	Machinery	1,176	$31,869
	Assa Abloy AB, B	Building Products	3,381	67,919
	Atlas Copco AB, A	Machinery	2,275	65,539
	Atlas Copco AB, B	Machinery	1,400	37,333
	Boliden AB	Metals & Mining	1,008	28,098
	Electrolux AB, B	Household Durables	833	18,359
	Elekta AB, B	Health Care Equipment & Supplies	1,064	14,303
a	Epiroc AB, A	Machinery	2,275	25,402
a	Epiroc AB, B	Machinery	1,400	14,404
	Ericsson, B	Communications Equipment	11,088	98,347
	Essity AB, B	Household Products	2,205	55,390
a	Fastighets AB Balder, B	Real Estate Management & Development	448	12,423
	Hennes & Mauritz AB, B	Specialty Retail	3,227	59,596
	Hexagon AB, B	Electronic Equipment, Instruments & Components	917	53,722
	Husqvarna AB, B	Household Durables	1,309	11,142
	ICA Gruppen AB	Food & Staples Retailing	280	8,879
	Industrivarden AB, A	Diversified Financial Services	847	19,353
	Industrivarden AB, C	Diversified Financial Services	539	11,970
	Investment AB Latour, B	Industrial Conglomerates	441	5,499
	Investor AB, A	Diversified Financial Services	560	25,805
	Investor AB, B	Diversified Financial Services	1,603	74,029
	Kinnevik AB, B	Diversified Financial Services	931	28,171
	L E Lundbergforetagen AB, B	Diversified Financial Services	280	9,433
	Lundin Petroleum AB	Oil, Gas & Consumable Fuels	679	25,974
	Nibe Industrier AB	Building Products	1,050	12,574
	Nordea Bank AB	Banks	11,599	126,330
	Saab AB, B	Aerospace & Defense	245	12,315
	Sandvik AB	Machinery	3,976	70,527
	Securitas AB, B	Commercial Services & Supplies	1,169	20,342
	Skandinaviska Enskilda Banken AB, A	Banks	5,082	56,711
	Skandinaviska Enskilda Banken AB, C	Banks	84	916
	Skanska AB, B	Construction & Engineering	1,274	25,005
	SKF AB, B	Machinery	1,435	28,294
	Svenska Cellulosa AB, B	Paper & Forest Products	2,359	26,712
	Svenska Handelsbanken AB, A	Banks	5,439	68,651
	Svenska Handelsbanken AB, B	Banks	126	1,584
	Swedbank AB, A	Banks	3,717	92,077
	Swedish Match AB	Tobacco	651	33,307
a	Swedish Orphan Biovitrum AB	Biotechnology	567	16,577
	Tele2 AB, B	Wireless Telecommunication Services	1,372	16,508
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	133	1,205
	Telia Co. AB	Diversified Telecommunication Services	10,003	45,914
	Trelleborg AB, B	Machinery	938	19,117
	Volvo AB, B	Machinery	5,488	96,947

				1,574,572

	Switzerland 13.5%
	ABB Ltd.	Electrical Equipment	6,496	154,220
	Adecco Group AG	Professional Services	588	31,025
	Baloise Holding AG	Insurance	196	30,038
	Banque Cantonale Vaudoise	Banks	14	10,434
	Barry Callebaut AG	Food Products	7	13,329
	Chocoladefabriken Lindt & Spruengli AG	Food Products	7	49,304
a	Clariant AG	Chemicals	686	17,937
a	Coca-Cola HBC AG	Beverages	749	25,522
	Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	1,869	153,071
a	Credit Suisse Group AG	Capital Markets	9,450	142,698
	DKSH Holding AG	Professional Services	112	7,659

libertyshares.com	Semiannual Report	161

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Switzerland (continued)
a	Dufry AG	Specialty Retail	112	$12,687
	EMS-Chemie Holding AG	Chemicals	28	16,769
	Ferguson PLC	Trading Companies & Distributors	862	73,235
	Flughafen Zurich AG	Transportation Infrastructure	84	17,061
	Geberit AG	Building Products	126	58,718
	Georg Fischer AG	Machinery	14	15,909
	Givaudan AG	Chemicals	35	86,461
a	Glencore PLC	Metals & Mining	43,358	187,547
	Helvetia Holding AG	Insurance	28	17,142
a	Julius Baer Group Ltd.	Capital Markets	756	38,009
	Kuehne + Nagel International AG	Marine	203	32,316
a	LafargeHolcim Ltd., B	Construction Materials	1,785	88,537
	Logitech International SA	Technology Hardware, Storage & Peripherals	511	22,945
a	Lonza Group AG	Life Sciences Tools & Services	273	93,627
	Nestle SA	Food Products	11,088	928,768
	Novartis AG	Pharmaceuticals	8,001	691,323
a	OC Oerlikon Corp. AG	Machinery	721	9,935
	Pargesa Holding SA, B	Diversified Financial Services	112	9,041
	Partners Group Holding AG	Capital Markets	56	44,632
	PSP Swiss Property AG	Real Estate Management & Development	154	14,985
	Roche Holding AG	Pharmaceuticals	2646	644,133
	Schindler Holding AG	Machinery	84	20,364
	Schindler Holding AG, PC	Machinery	133	33,305
	SGS SA	Professional Services	21	55,553
	Sika AG	Chemicals	511	74,756
	Sonova Holding AG	Health Care Equipment & Supplies	189	37,788
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,331	42,426
	Straumann Holding AG	Health Care Equipment & Supplies	35	26,444
	Sulzer AG	Machinery	56	6,759
	Swatch Group AG	Textiles, Apparel & Luxury Goods	105	41,955
	Swatch Group AG	Textiles, Apparel & Luxury Goods	168	13,157
a	Swiss Life Holding AG	Insurance	126	47,985
a	Swiss Prime Site AG	Real Estate Management & Development	259	22,180
	Swiss Re AG	Insurance	1,127	104,531
	Swisscom AG	Diversified Telecommunication Services	84	38,302
a	Temenos AG	Software	217	35,367
a	UBS Group AG	Capital Markets	12,943	205,381
	Vifor Pharma AG	Pharmaceuticals	168	29,264
	Zurich Insurance Group AG	Insurance	546	173,392

				4,747,926

	United Arab Emirates 0.0%†
	NMC Health PLC	Health Care Providers & Services	322	14,252

	United Kingdom 28.1%
	3i Group PLC	Capital Markets	3,458	42,443
	Admiral Group PLC	Insurance	721	19,557
	Anglo American PLC	Metals & Mining	3,696	83,045
	Antofagasta PLC	Metals & Mining	1,253	13,970
	Ashmore Group PLC	Capital Markets	1,344	6,380
	Ashtead Group PLC	Trading Companies & Distributors	1,827	58,061
	Associated British Foods PLC	Food Products	1,274	38,045
	AstraZeneca PLC	Pharmaceuticals	4,676	363,608
	Auto Trader Group PLC	Interactive Media & Services	3,339	19,446
	Aveva Group PLC	Software	210	7,925
	Aviva PLC	Insurance	14,399	91,913
	B&M European Value Retail SA	Multiline Retail	2,968	14,971
	Babcock International Group PLC	Commercial Services & Supplies	924	8,712

162	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	BAE Systems PLC	Aerospace & Defense		11,802	$96,929
	Barclays PLC	Banks		62,503	140,013
	Barratt Developments PLC	Household Durables		3,864	28,570
	Bellway PLC	Household Durables		448	17,608
	BHP Billiton PLC	Metals & Mining		7,672	167,198
	BP PLC	Oil, Gas & Consumable Fuels		71,904	552,565
	British American Tobacco PLC	Tobacco		8,393	392,320
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	3,766	30,291
	BT Group PLC	Diversified Telecommunication Services		31,024	91,149
	Bunzl PLC	Trading Companies & Distributors		1,253	39,428
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		1,526	40,098
	Capita PLC	Professional Services		6,093	11,354
	Capital & Counties Properties PLC	Real Estate Management & Development		2,982	10,356
	Centrica PLC	Multi-Utilities		21,154	42,731
	Cineworld Group PLC	Media		3,276	13,483
	CNH Industrial NV	Machinery		3,591	43,169
a	Cobham PLC	Aerospace & Defense		8,764	13,343
	Compass Group PLC	Hotels, Restaurants & Leisure		5,838	129,878
	ConvaTec Group PLC	Health Care Equipment & Supplies		5,306	16,080
	Croda International PLC	Chemicals		476	32,290
	CYBG PLC	Banks		3,094	13,064
	DCC PLC	Industrial Conglomerates		336	30,518
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	364	13,561
	Diageo PLC	Beverages		8,890	315,214
	Direct Line Insurance Group PLC	Insurance		4,893	20,667
	Dixons Carphone PLC	Specialty Retail		3,465	7,666
	DS Smith PLC	Containers & Packaging		4,784	29,839
	easyJet PLC	Airlines		840	14,394
	Experian PLC	Professional Services		3,388	87,059
a	Fiat Chrysler Automobiles NV	Automobiles		4,067	71,537
	Fresnillo PLC	Metals & Mining		651	6,973
	G4S PLC	Commercial Services & Supplies		5,964	18,821
	GlaxoSmithKline PLC	Pharmaceuticals		17,906	358,848
	GVC Holdings PLC	Hotels, Restaurants & Leisure		2,100	25,153
	Halma PLC	Electronic Equipment, Instruments & Components		1,442	27,172
	Hammerson PLC	Equity Real Estate Investment Trusts (REITs	)	3,136	18,677
	Hargreaves Lansdown PLC	Capital Markets		1,008	29,379
	Hikma Pharmaceuticals PLC	Pharmaceuticals		511	12,328
	Hiscox Ltd.	Insurance		1,050	22,524
	Howden Joinery Group PLC	Trading Companies & Distributors		2,079	12,712
	HSBC Holdings PLC	Banks		74,109	647,307
	IMI PLC	Machinery		952	13,619
	Imperial Brands PLC	Tobacco		3,486	121,421
	Inchcape PLC	Distributors		1,484	12,947
	Informa PLC	Media		4,676	46,477
	Inmarsat PLC	Diversified Telecommunication Services		1,687	11,000
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		707	44,070
	International Consolidated Airlines Group SA	Airlines		3,682	31,700
	Intertek Group PLC	Professional Services		595	38,733
	Intu Properties PLC	Equity Real Estate Investment Trusts (REITs	)	3,094	6,218
	ITV PLC	Media		13,433	27,651
	J Sainsbury PLC	Food & Staples Retailing		6,209	26,056
	JD Sports Fashion PLC	Specialty Retail		1,330	7,963
	John Wood Group PLC	Energy Equipment & Services		2,352	23,666
	Johnson Matthey PLC	Chemicals		714	33,165
a	Just Eat PLC	Internet & Direct Marketing Retail		2,205	19,271
	KAZ Minerals PLC	Metals & Mining		826	5,920

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Kingfisher PLC	Specialty Retail		8,092	$27,225
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	2,646	30,482
	Legal & General Group PLC	Insurance		22,155	75,753
	Lloyds Banking Group PLC	Banks		263,998	204,047
	London Stock Exchange Group PLC	Capital Markets		1,169	69,911
	Marks & Spencer Group PLC	Multiline Retail		6,237	23,489
	Mediclinic International PLC	Health Care Providers & Services		1,407	7,871
	Meggitt PLC	Aerospace & Defense		2,772	20,474
	Melrose Industries PLC	Electrical Equipment		16,835	43,885
	Merlin Entertainments PLC	Hotels, Restaurants & Leisure		2,457	12,829
	Micro Focus International PLC	Software		1,617	30,143
	Mondi PLC	Paper & Forest Products		1,365	37,452
	National Grid PLC	Multi-Utilities		12,523	129,240
	NEX Group PLC	Capital Markets		1,148	14,881
	Next PLC	Multiline Retail		497	35,607
a	Ocado Group PLC	Internet & Direct Marketing Retail		1,393	16,334
	Pearson PLC	Media		2,870	33,309
	Pennon Group PLC	Water Utilities		1,512	14,062
	Persimmon PLC	Household Durables		1,148	35,405
	Phoenix Group Holdings	Insurance		1,400	12,342
	Prudential PLC	Insurance		9,499	217,952
	Quilter PLC	Capital Markets		6,323	11,074
	Randgold Resources Ltd.	Metals & Mining		336	23,880
	Reckitt Benckiser Group PLC	Household Products		2,303	210,706
a	RELX PLC (EUR Traded)	Professional Services		3,206	67,382
	RELX PLC (GBP Traded)	Professional Services		3,843	80,985
	Renishaw PLC	Electronic Equipment, Instruments & Components		105	6,496
	Rentokil Initial PLC	Commercial Services & Supplies		6,895	28,629
	Rightmove PLC	Interactive Media & Services		3,306	20,306
	Rio Tinto PLC	Metals & Mining		4,249	214,987
a	Rolls-Royce Holdings PLC	Aerospace & Defense		6,139	79,047
	Royal Bank of Scotland Group PLC	Banks		16,730	54,542
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		17,115	588,435
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		13,797	483,804
	Royal Mail PLC	Air Freight & Logistics		3,507	21,819
	RPC Group PLC	Containers & Packaging		1,449	15,022
	RSA Insurance Group PLC	Insurance		3,829	28,711
	Schroders PLC	Capital Markets		406	16,386
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	3,724	30,973
	Severn Trent PLC	Water Utilities		847	20,423
	Shire PLC	Biotechnology		3,318	200,051
	Sky PLC	Media		3,766	84,912
	Smith & Nephew PLC	Health Care Equipment & Supplies		3,283	59,915
	Smiths Group PLC	Industrial Conglomerates		1,491	29,078
	Spirax-Sarco Engineering PLC	Machinery		273	25,988
	SSE PLC	Electric Utilities		3,731	55,758
	St. James’s Place Capital PLC	Capital Markets		1,925	28,718
	Standard Chartered PLC	Banks		9,996	82,957
	Standard Life Aberdeen PLC	Diversified Financial Services		9,954	39,707
	Subsea 7 SA	Energy Equipment & Services		931	13,765
	Tate & Lyle PLC	Food Products		1,645	14,647
	Taylor Wimpey PLC	Household Durables		11,935	26,739
	TechnipFMC PLC	Energy Equipment & Services		1,708	53,762
	Tesco PLC	Food & Staples Retailing		35,721	111,704
	The Berkeley Group Holdings PLC	Household Durables		448	21,493
	The Sage Group PLC	Software		4,053	30,993
	Travis Perkins PLC	Trading Companies & Distributors		875	12,158

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Unilever NV, IDR	Personal Products	5,593	$311,593
	Unilever PLC	Personal Products	4,081	224,368
	United Utilities Group PLC	Water Utilities	2,443	22,428
	Vodafone Group PLC	Wireless Telecommunication Services	97,097	208,289
	Weir Group PLC	Machinery	875	20,117
	Whitbread PLC	Hotels, Restaurants & Leisure	679	41,767
	William Hill PLC	Hotels, Restaurants & Leisure	3,402	11,184
	William Morrison Supermarkets PLC	Food & Staples Retailing	8,176	27,657
	WPP PLC	Media	4,550	66,721

				9,852,988

	United States 0.1%
	Carnival PLC	Hotels, Restaurants & Leisure	630	39,139

	Total Common Stocks (Cost $36,004,323)			34,359,540

	Preferred Stocks 0.9%
	Germany 0.8%
d	Bayerische Motoren Werke AG, 5.938%, pfd.	Automobiles	203	15,962
d	Fuchs Petrolub SE, 1.891%, pfd.	Chemicals	287	16,041
d	Henkel AG & Co. KGaA, 1.771%, pfd.	Household Products	651	76,407
d	Porsche Automobil Holding SE, 3.034%, pfd.	Automobiles	574	38,669
d	RWE AG, 8.651%, pfd.	Multi-Utilities	133	2,679
d	Sartorius AG, 0.365%, pfd.	Health Care Equipment & Supplies	133	21,596
d	Volkswagen AG, 2.612%, pfd.	Automobiles	658	115,863

				287,217

	Spain 0.1%
d	Grifols SA, 2.160%, pfd., B	Biotechnology	896	18,983

	Total Preferred Stocks (Cost $340,075)			306,200

	Total Investments (Cost $36,344,398) 98.8%			34,665,740
	Other Assets, less Liabilities 1.2%			419,305

	Net Assets 100.0%			$35,085,045

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $80,221, representing 0.2% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $32,196, representing 0.1% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At September 30, 2018 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	5,953,672	$927,359	10/02/18	$—	$(46)
Danish Krone	BOFA	Sell	5,953,672	931,153	10/02/18	3,840	—
Euro	BOFA	Buy	15,277,082	17,744,850	10/02/18	—	(526)

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Europe Hedged ETF (continued)

Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BOFA	Sell	15,277,082	$17,808,953	10/02/18	$64,629	$—
Great British Pound	BOFA	Buy	7,606,017	9,918,330	10/02/18	293	—
Great British Pound	BOFA	Sell	7,606,017	9,895,732	10/02/18	—	(22,891)
Norwegian Krone	BOFA	Buy	3,262,037	400,559	10/02/18	20	—
Norwegian Krone	BOFA	Sell	3,262,037	390,484	10/02/18	—	(10,095)
Swedish Krona	BOFA	Buy	13,639,597	1,533,634	10/02/18	77	—
Swedish Krona	BOFA	Sell	13,639,597	1,496,026	10/02/18	—	(37,685)
Swiss Franc	MSCO	Buy	4,406,340	4,511,226	10/02/18	—	(231)
Swiss Franc	MSCO	Sell	4,406,340	4,567,284	10/02/18	56,289	—
Danish Krone	BOFA	Sell	5,864,600	915,863	11/02/18	45	—
Euro	BOFA	Sell	15,015,000	17,479,532	11/02/18	—	(2,576)
Great British Pound	BOFA	Sell	7,636,500	9,970,107	11/02/18	—	(1,860)
Norwegian Krone	BOFA	Sell	3,447,100	423,810	11/02/18	—	(23)
Polish Zloty	BOFA	Sell	709,150	192,488	11/02/18	—	(19)
Swedish Krona	BOFA	Sell	14,080,700	1,587,222	11/02/18	—	(85)
Swiss Franc	MSCO	Sell	4,310,455	4,424,928	11/02/18	—	(91)

Total Forward Exchange Contracts						$125,193	$(76,128)

Net unrealized appreciation (depreciation)							$49,065

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	9	$354,060	12/21/18	$5,118

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 266.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE France ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.33	$25.32

Income from investment operations[b]:

Net investment income[c]	0.61	0.08

Net realized and unrealized gains (losses)	0.12	(0.01)

Total from investment operations	0.73	0.07

Less distributions from net investment income	(0.51)	(0.06)

Net asset value, end of period	$25.55	$25.33

Total return[d]	2.96%	0.26%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	4.74%	0.78%

Supplemental data

Net assets, end of period (000’s)	$2,555	$2,533

Portfolio turnover rate[f]	3.96%	1.90%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE France ETF

		Industry		Shares	Value
	Common Stocks 99.7%
	France 97.1%
	Accor SA	Hotels, Restaurants & Leisure		327	$16,795
	Aeroports de Paris SA	Transportation Infrastructure		46	10,360
a	Air France-KLM	Airlines		356	3,710
	Air Liquide SA	Chemicals		682	89,750
	Airbus SE	Aerospace & Defense		893	112,206
b	ALD SA, 144A	Road & Rail		133	2,433
	Alstom SA	Machinery		249	11,132
	Amundi SA	Capital Markets		93	6,972
	Arkema SA	Chemicals		118	14,624
	Atos SE	IT Services		150	17,858
	AXA SA	Insurance		3,124	84,000
	Biomerieux	Health Care Equipment & Supplies		67	5,588
	BNP Paribas SA	Banks		1,758	107,629
	Bollore	Air Freight & Logistics		1,600	6,913
	Bouygues SA	Construction & Engineering		331	14,313
	Bureau Veritas SA	Professional Services		413	10,664
	Capgemini SE	IT Services		253	31,854
	Carrefour SA	Food & Staples Retailing		906	17,363
	Casino Guichard-Perrachon SA	Food & Staples Retailing		93	3,912
	Cie Generale des Etablissements Michelin SCA	Auto Components		286	34,199
	CNP Assurances	Insurance		255	6,149
	Compagnie de Saint-Gobain	Building Products		800	34,515
	Covivio	Equity Real Estate Investment Trusts (REITs	)	58	6,046
	Credit Agricole SA	Banks		1,847	26,572
	Danone SA	Food Products		971	75,225
	Dassault Aviation SA	Aerospace & Defense		4	7,406
	Dassault Systemes	Software		214	32,002
	Edenred	Commercial Services & Supplies		385	14,681
	EDF SA	Electric Utilities		808	14,195
	Eiffage SA	Construction & Engineering		120	13,403
	Elis SA	Commercial Services & Supplies		307	7,231
	Engie SA	Multi-Utilities		2,658	39,100
	Essilor International Cie Generale d’Optique SA	Health Care Equipment & Supplies		332	49,147
	Eurazeo SE	Diversified Financial Services		77	6,068
	Eutelsat Communications SA	Media		273	6,456
	Faurecia SA	Auto Components		119	7,165
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	85	14,197
	Getlink SE	Transportation Infrastructure		728	9,301
	Hermes International	Textiles, Apparel & Luxury Goods		50	33,138
	ICADE	Equity Real Estate Investment Trusts (REITs	)	52	4,808
	Iliad SA	Diversified Telecommunication Services		39	5,096
	Imerys SA	Construction Materials		59	4,358
	Ingenico Group SA	Electronic Equipment, Instruments & Components		102	7,753
	Ipsen SA	Pharmaceuticals		56	9,418
	JCDecaux SA	Media		121	4,427
	Kering SA	Textiles, Apparel & Luxury Goods		121	64,888
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	324	11,489
	L’Oreal SA	Personal Products		391	94,326
	Lagardere SCA	Media		186	5,727
	Legrand SA	Electrical Equipment		432	31,501
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		403	142,579
	Natixis SA	Capital Markets		1,352	9,177
	Orange SA	Diversified Telecommunication Services		3,115	49,694
	Orpea	Health Care Providers & Services		72	9,316
	Pernod Ricard SA	Beverages		343	56,293
	Peugeot SA	Automobiles		882	23,798
	Plastic Omnium SA	Auto Components		90	3,395
	Publicis Groupe	Media		342	20,450

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE France ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Remy Cointreau SA	Beverages	39	$5,083
	Renault SA	Automobiles	299	25,873
	Rexel SA	Trading Companies & Distributors	491	7,377
	Rubis SCA	Gas Utilities	137	7,418
	Safran SA	Aerospace & Defense	521	73,041
	Sanofi	Pharmaceuticals	1,762	156,685
	Sartorius Stedim Biotech	Life Sciences Tools & Services	40	5,506
	Schneider Electric SE	Electrical Equipment	831	66,889
	SCOR SE	Insurance	253	11,754
	SEB SA	Household Durables	44	7,492
	Societe BIC SA	Commercial Services & Supplies	43	3,938
	Societe Generale SA	Banks	1,174	50,412
	Sodexo SA	Hotels, Restaurants & Leisure	143	15,171
	Suez	Multi-Utilities	592	8,416
	Teleperformance	Professional Services	93	17,553
	Thales SA	Aerospace & Defense	162	23,022
	Total SA	Oil, Gas & Consumable Fuels	4,043	262,221
a	UbiSoft Entertainment SA	Software	138	14,974
	Valeo SA	Auto Components	386	16,768
	Veolia Environnement SA	Multi-Utilities	804	16,053
	Vinci SA	Construction & Engineering	754	71,831
	Vivendi SA	Media	1,556	40,068
	Wendel SA	Diversified Financial Services	47	6,999
a,c	Worldline SA, Reg S	IT Services	66	4,228

				2,481,537

	Luxembourg 0.9%
	Eurofins Scientific SE	Life Sciences Tools & Services	18	10,223
	SES SA, IDR	Media	570	12,513

				22,736

	Switzerland 0.8%
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	1,029	18,729

	United Kingdom 0.9%
	TechnipFMC PLC	Energy Equipment & Services	744	23,419

	Total Investments (Cost $2,527,327) 99.7%			2,546,421
	Other Assets, less Liabilities 0.3%			8,890

	Net Assets 100.0%			$2,555,311

See Abbreviations on page 266.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the value of this security was $2,433, representing 0.1% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2018, the value of this security was $4,228, representing 0.2% of net assets.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	169

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Germany ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.60	$25.55

Income from investment operations[b]:

Net investment income[c]	0.55	0.05

Net realized and unrealized gains (losses)	(1.71)	(1.00)

Total from investment operations	(1.16)	(0.95)

Less distributions from net investment income	(0.60)	—

Net asset value, end of period	$22.84	$24.60

Total return[d]	(4.80)%	(3.72)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	4.58%	0.52%

Supplemental data

Net assets, end of period (000’s)	$2,284	$2,460

Portfolio turnover rate[f]	8.37%	1.75%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

170	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE Germany ETF

		Industry	Shares	Value
	Common Stocks 94.0%
	Germany 93.2%
	1&1 Drillisch AG	Wireless Telecommunication Services	75	$3,650
	Adidas AG	Textiles, Apparel & Luxury Goods	323	79,122
	Allianz SE	Insurance	699	155,883
	Aroundtown SA	Real Estate Management & Development	1,030	9,164
	Axel Springer SE	Media	73	4,914
	BASF SE	Chemicals	1,497	133,102
	Bayer AG	Pharmaceuticals	1,527	135,699
	Bayerische Motoren Werke AG	Automobiles	526	47,477
	Beiersdorf AG	Personal Products	163	18,399
	Brenntag AG	Trading Companies & Distributors	254	15,683
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	59	4,968
	CECONOMY AG	Specialty Retail	267	1,887
a	Commerzbank AG	Banks	1,705	17,774
	Continental AG	Auto Components	177	30,828
	Covestro AG	Chemicals	294	23,856
	Daimler AG	Automobiles	1,407	88,820
a	Delivery Hero SE	Internet & Direct Marketing Retail	179	8,612
	Deutsche Bank AG	Capital Markets	3,109	35,490
	Deutsche Boerse AG	Capital Markets	306	41,015
	Deutsche Lufthansa AG	Airlines	385	9,462
	Deutsche Post AG	Air Freight & Logistics	1,590	56,715
	Deutsche Telekom AG	Diversified Telecommunication Services	5,284	85,217
	Deutsche Wohnen SE	Real Estate Management & Development	582	27,932
a,b	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	55	1,520
	E.ON SE	Multi-Utilities	3,552	36,223
	Evonik Industries AG	Chemicals	271	9,711
	Fielmann AG	Specialty Retail	38	2,289
	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	59	5,215
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	348	35,804
	Fresenius SE and Co. KGaA	Health Care Providers & Services	664	48,773
	Fuchs Petrolub SE	Chemicals	56	2,764
	GEA Group AG	Machinery	271	9,657
	Grenkeleasing AG	Consumer Finance	42	5,010
	Hannover Rueck SE	Insurance	98	13,853
	Hapag-Lloyd AG	Marine	45	1,702
	HeidelbergCement AG	Construction Materials	244	19,079
	Hella GmbH & Co. KGaA	Auto Components	73	4,073
	Henkel AG & Co. KGaA	Household Products	166	17,632
	Hochtief AG	Construction & Engineering	30	4,976
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	105	8,088
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	1,853	42,120
a	Innogy SE	Multi-Utilities	213	9,042
	K+S AG	Chemicals	317	6,657
	KION Group AG	Machinery	115	7,071
	Lanxess AG	Chemicals	150	10,990
	LEG Immobilien AG	Real Estate Management & Development	104	12,351
	Linde AG	Chemicals	304	71,926
	MAN SE	Machinery	58	6,309
	Merck KGaA	Pharmaceuticals	212	21,915
	METRO AG	Food & Staples Retailing	278	4,359
	MTU Aero Engines AG	Aerospace & Defense	84	18,938
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	243	53,838
	Osram Licht AG	Electrical Equipment	156	6,208
	ProSiebenSat.1 Media SE	Media	373	9,692
	Puma SE	Textiles, Apparel & Luxury Goods	13	6,417
	Rational AG	Machinery	5	3,624
	Rheinmetall AG	Industrial Conglomerates	70	7,322

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Germany ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
a,b	Rocket Internet SE, 144A	Internet & Direct Marketing Retail	105	$3,288
	RWE AG	Multi-Utilities	876	21,621
	SAP SE	Software	1,584	195,020
c	Scout24 AG, Reg S	Interactive Media & Services	175	8,163
	Siemens AG	Industrial Conglomerates	1,255	160,841
a	Siemens Healthineers AG	Health Care Equipment & Supplies	212	9,326
	Stada Arzneimittel AG	Pharmaceuticals	37	3,486
	Suedzucker AG	Food Products	129	1,715
	Symrise AG	Chemicals	198	18,081
a	Talanx AG	Insurance	64	2,434
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	1,083	4,580
	thyssenkrupp AG	Metals & Mining	760	19,191
	Uniper SE	Independent Power and Renewable Electricity Producers	321	9,884
	United Internet AG	Diversified Telecommunication Services	188	8,898
	Volkswagen AG	Automobiles	51	8,891
	Vonovia SE	Real Estate Management & Development	847	41,398
	Wacker Chemie AG	Chemicals	25	3,145
	Wirecard AG	IT Services	187	40,551
a,b	Zalando SE, 144A	Internet & Direct Marketing Retail	222	8,641

				2,129,971

	Luxembourg 0.2%
	RTL Group SA	Media	63	4,496

	Netherlands 0.6%
a	QIAGEN NV	Life Sciences Tools & Services	358	13,556

	Total Common Stocks (Cost $2,389,375)			2,148,023

	Preferred Stocks 5.6%
	Germany 5.6%
d	Bayerische Motoren Werke AG, 5.938%, pfd.	Automobiles	91	7,156
d	Fuchs Petrolub SE, 1.891%, pfd.	Chemicals	114	6,371
d	Henkel AG & Co. KGaA, 1.771%, pfd.	Household Products	286	33,568
d	Porsche Automobil Holding SE, 3.034%, pfd.	Automobiles	251	16,909
d	RWE AG, 8.651%, pfd.	Multi-Utilities	65	1,309
d	Sartorius AG, 0.365%, pfd.	Health Care Equipment & Supplies	56	9,093
d	Volkswagen AG, 2.612%, pfd.	Automobiles	300	52,825
	Total Preferred Stocks (Cost $137,947)			127,231

	Total Investments (Cost $2,527,322) 99.6%			2,275,254
	Other Assets, less Liabilities 0.4%			8,552

	Net Assets 100.0%			$2,283,806

See Abbreviations on page 266.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $13,449, representing 0.6% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2018, the value of this security was $8,163, representing 0.4% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Hong Kong ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.17	$25.30

Income from investment operations[b]:

Net investment income[c]	0.61	0.16

Net realized and unrealized gains (losses)	(1.43)	0.78

Total from investment operations	(0.82)	0.94

Less distributions from net investment income	(0.40)	(0.07)

Net asset value, end of period	$24.95	$26.17

Total return[d]	(3.20)%	3.70%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	4.73%	1.49%

Supplemental data

Net assets, end of period (000’s)	$11,228	$7,852

Portfolio turnover rate[f]	1.53%	0.93%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE Hong Kong ETF

		Industry		Shares	Value
	Common Stocks 99.6%
	China 7.0%
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components		13,500	$140,264
a	China Mengniu Dairy Co. Ltd.	Food Products		54,000	179,772
	China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure		48,000	15,458
a	FIH Mobile Ltd.	Electronic Equipment, Instruments & Components		63,000	7,246
	Guotai Junan International holdings Ltd.	Capital Markets		72,000	12,606
	Minth Group Ltd.	Auto Components		13,830	57,088
a	MMG Ltd.	Metals & Mining		48,000	24,844
	Nexteer Automotive Group Ltd.	Auto Components		15,000	23,770
a	Semiconductor Manufacturing International Corp.	Semiconductors & Semiconductor Equipment		61,500	66,334
	Shougang Fushan Resources Group Ltd.	Metals & Mining		72,000	16,011
	Shui On Land Ltd.	Real Estate Management & Development		72,000	16,747
	Tingyi Cayman Islands Holding Corp.	Food Products		36,000	66,158
a	Towngas China Co. Ltd.	Gas Utilities		24,000	21,010
	Uni-President China Holdings Ltd.	Food Products		24,000	25,611
	Want Want China Holdings Ltd.	Food Products		111,000	93,482
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment		66,000	20,327

					786,728

	Hong Kong 90.9%
	AIA Group Ltd.	Insurance		242,400	2,165,364
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		6,000	61,113
	BOC Hong Kong (Holdings) Ltd.	Banks		72,000	342,292
	Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure		6,000	13,725
	Cathay Pacific Airways Ltd.	Airlines		12,000	18,096
	Champion REIT	Equity Real Estate Investment Trusts (REITs	)	39,000	27,313
	Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail		21,600	22,221
	CK Asset Holdings Ltd.	Real Estate Management & Development		54,000	405,437
	CK Hutchison Holdings Ltd.	Industrial Conglomerates		54,000	622,474
	CK Infrastructure Holdings Ltd.	Electric Utilities		12,000	95,081
	CLP Holdings Ltd.	Electric Utilities		33,000	386,516
	Dah Sing Banking Group Ltd.	Banks		8,400	16,897
	Dah Sing Financial Group	Banks		2,400	15,382
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing		6,000	54,000
	First Pacific Co. Ltd.	Diversified Financial Services		48,000	23,678
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure		42,000	266,496
	Great Eagle Holdings Ltd.	Real Estate Management & Development		6,000	29,981
	Hang Lung Group Ltd.	Real Estate Management & Development		18,000	47,847
	Hang Lung Properties Ltd.	Real Estate Management & Development		42,000	82,123
	Hang Seng Bank Ltd.	Banks		14,400	391,243
	Henderson Land Development Co. Ltd.	Real Estate Management & Development		24,000	120,692
	Hong Kong and China Gas Co. Ltd.	Gas Utilities		180,000	357,474
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets		24,900	712,802
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		23,700	156,894
	Hopewell Holdings Ltd.	Industrial Conglomerates		12,000	39,489
	Huabao International Holdings Ltd.	Chemicals		18,000	9,662
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services		24,000	9,478
	Hysan Development Co. Ltd.	Real Estate Management & Development		12,000	60,653
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		4,200	263,550
	Jardine Strategic Holdings Ltd.	Industrial Conglomerates		3,600	130,680
	Johnson Electric Holdings Ltd.	Electrical Equipment		7,500	21,182
	Kerry Logistics Network Ltd.	Air Freight & Logistics		10,500	17,525
	Kerry Properties Ltd.	Real Estate Management & Development		12,000	40,716
	Li & Fung Ltd.	Textiles, Apparel & Luxury Goods		120,000	26,837
	Lifestyle International Holdings Ltd.	Multiline Retail		10,500	20,611
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	43,500	428,335

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Hong Kong ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	Melco International Development Ltd.	Hotels, Restaurants & Leisure	15,000	$29,981
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	14,400	22,820
	MTR Corp. Ltd.	Road & Rail	28,500	150,060
	New World Development Co. Ltd.	Real Estate Management & Development	114,000	155,596
	NWS Holdings Ltd.	Industrial Conglomerates	27,000	53,414
	PCCW Ltd.	Diversified Telecommunication Services	84,000	48,951
	Power Assets Holdings Ltd.	Electric Utilities	25,500	177,606
	Sa Sa International Holdings Ltd.	Specialty Retail	24,000	13,311
a	Samsonite International SA	Textiles, Apparel & Luxury Goods	26,100	96,730
	Sands China Ltd.	Hotels, Restaurants & Leisure	48,000	217,460
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	24,000	35,701
	Shun Tak Holdings Ltd.	Industrial Conglomerates	36,000	12,560
	Sino Land Co. Ltd.	Real Estate Management & Development	60,000	102,902
	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	36,000	33,309
	Sun Art Retail Group Ltd.	Food & Staples Retailing	43,500	56,592
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	28,500	415,213
	Swire Pacific Ltd., A	Real Estate Management & Development	10,500	115,065
	Swire Pacific Ltd., B	Real Estate Management & Development	15,000	26,531
	Swire Properties Ltd.	Real Estate Management & Development	21,600	81,846
	Taifook Securities Group Ltd.	Capital Markets	54,000	18,909
	Techtronic Industries Co. Ltd.	Household Durables	25,500	162,941
	Television Broadcasts Ltd.	Media	6,000	17,061
	The Bank of East Asia Ltd.	Banks	24,600	91,799
	The Wharf Holdings Ltd.	Real Estate Management & Development	24,000	65,330
	VTech Holdings Ltd.	Communications Equipment	3,300	38,125
b	WH Group Ltd., Reg S	Food Products	168,000	118,299
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	24,000	154,890
	Wheelock and Co. Ltd.	Real Estate Management & Development	16,380	98,281
	Xinyi Glass Holdings Ltd.	Auto Components	42,000	53,084
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	15,000	41,694

				10,209,920

	Italy 0.4%
	Prada SpA	Textiles, Apparel & Luxury Goods	10,200	48,882

	Luxembourg 0.2%
	L’Occitane International SA	Specialty Retail	9,000	16,171

	Macau 0.7%
	Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	42,000	7,622
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	28,800	66,250

				73,872

	Singapore 0.3%
	BOC Aviation Ltd.	Trading Companies & Distributors	4,200	32,581

	Taiwan 0.1%
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	24,000	11,870

	Total Investments (Cost $11,356,623) 99.6%			11,180,024
	Other Assets, less Liabilities 0.4%			48,273

	Net Assets 100.0%			$11,228,297

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2018, the value of this security was $118,299, representing 1.1% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Hong Kong ETF (continued)

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
HKG Mini Hang Seng Index	Long	1	$35,626	10/30/18	$356

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 266.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE India ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$22.74	$23.72

Income from investment operations[b]:

Net investment income[c]	0.18	0.09

Net realized and unrealized gains (losses)	(1.21)	(1.07)

Total from investment operations	(1.03)	(0.98)

Less distributions from net investment income	(0.07)	—

Net asset value, end of period	$21.64	$22.74

Total return[d]	(4.56)%	(4.13)%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%

Net investment income	1.53%	2.78%

Supplemental data

Net assets, end of period (000’s)	$6,491	$2,274

Portfolio turnover rate[f]	1.86%	1.59%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE India ETF

		Industry	Shares	Value
	Common Stocks 99.7%
	India 99.7%
	ABB India Ltd.	Electrical Equipment	663	$12,894
	ACC Ltd.	Construction Materials	594	12,720
	Adani Enterprises Ltd.	Trading Companies & Distributors	3,540	6,378
a	Adani Gas Ltd	Trading Companies & Distributors	3,540	2,957
	Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	9,150	41,515
b	Adani Power Ltd.	Independent Power and Renewable Electricity Producers	12,417	4,077
	Ambuja Cements Ltd.	Construction Materials	10,155	31,317
	Ashok Leyland Ltd.	Machinery	15,399	25,300
	Asian Paints Ltd.	Chemicals	3,747	66,851
	Aurobindo Pharma Ltd.	Pharmaceuticals	3,480	35,739
b	Avenue Supermarts Ltd.	Food & Staples Retailing	864	16,638
b	Axis Bank Ltd.	Banks	23,478	198,619
	Bajaj Auto Ltd.	Automobiles	1,140	42,264
	Bajaj Finance Ltd.	Consumer Finance	2,274	68,010
	Bajaj Finserv Ltd.	Diversified Financial Services	501	41,511
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	348	14,851
	Bandhan Bank Ltd	Banks	1,551	12,094
b	Bank of Baroda	Banks	6,960	9,553
b	Bank of India	Banks	3,873	4,109
	Berger Paints India Ltd.	Chemicals	3,039	12,286
	Bharat Electronics Ltd.	Aerospace & Defense	7,647	8,471
	Bharat Forge Ltd.	Auto Components	2,442	20,250
	Bharat Heavy Electricals Ltd.	Electrical Equipment	11,547	10,911
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	13,026	67,232
	Bharti Airtel Ltd.	Wireless Telecommunication Services	16,713	78,055
	Bharti Infratel Ltd.	Diversified Telecommunication Services	11,289	40,950
	Biocon Ltd.	Biotechnology	1,890	18,025
	Bosch Ltd.	Auto Components	96	26,399
	Britannia Industries Ltd.	Food Products	378	30,367
	Cadila Healthcare Ltd.	Pharmaceuticals	3,213	17,107
b	Canara Bank Ltd.	Banks	1,929	5,877
	Castrol India Ltd.	Chemicals	3,096	6,101
	Cipla Ltd.	Pharmaceuticals	4,173	37,651
	Coal India Ltd.	Oil, Gas & Consumable Fuels	16,527	60,702
	Colgate-Palmolive India Ltd.	Personal Products	858	12,800
	Container Corp. of India Ltd.	Road & Rail	2,172	18,800
	Cummins India Ltd.	Machinery	870	8,078
	Dabur India Ltd.	Personal Products	6,939	40,864
	Dalmia Bharat Ltd.	Construction Materials	279	8,929
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	1,047	18,934
	DLF Ltd.	Real Estate Management & Development	5,541	12,425
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	1,068	37,284
	Eicher Motors Ltd.	Automobiles	174	58,053
	Emami Ltd.	Personal Products	1,416	9,658
	Exide Industries Ltd.	Auto Components	2,691	9,854
b	Future Retail Ltd.	Multiline Retail	2,709	17,420
	GAIL India Ltd.	Gas Utilities	7,110	37,173
	GlaxoSmithKline Consumer Healthcare Ltd.	Food Products	132	13,209
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	1,815	15,828
b	GMR Infrastructure Ltd.	Construction & Engineering	27,702	6,191
	Godrej Consumer Products Ltd.	Personal Products	4,833	51,247
	Godrej Industries Ltd.	Industrial Conglomerates	921	6,564
	Grasim Industries Ltd.	Construction Materials	4,203	59,227
	Havell’s India Ltd.	Electrical Equipment	3,144	25,784
	HCL Technologies Ltd.	IT Services	7,251	108,810
c	HDFC Standard Life Insurance Co. Ltd., 144A	Insurance	4,155	22,446
	Hero Motocorp Ltd.	Automobiles	1,284	51,956

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Hindalco Industries Ltd.	Metals & Mining	11,793	$37,360
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	8,007	27,774
	Hindustan Unilever Ltd.	Household Products	9,264	205,549
	Hindustan Zinc Ltd.	Metals & Mining	3,048	12,164
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	21,927	530,707
d	ICICI Lombard General Insurance Co. Ltd., Reg S	Insurance	1,200	13,381
d	ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	3,978	18,315
b	IDBI Bank Ltd.	Banks	7,089	4,909
	IDFC Bank Ltd.	Banks	17,610	8,818
	IDFC Ltd.	Diversified Financial Services	3,552	1,948
	Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	4,275	50,532
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	28,668	60,646
	Infosys Ltd.	IT Services	49,704	500,571
d	InterGlobe Aviation Ltd., Reg S	Airlines	1,260	14,359
	ITC Ltd.	Tobacco	38,286	157,258
b	Jindal Steel & Power Ltd.	Metals & Mining	4,911	13,302
b	JSW Energy Ltd.	Independent Power and Renewable Electricity Producers	5,121	4,327
	JSW Steel Ltd.	Metals & Mining	15,486	81,532
	Kansai Nerolac Paints Ltd.	Chemicals	1,677	10,642
	L&T Finance Holdings Ltd.	Diversified Financial Services	6,291	11,247
d	Larsen & Toubro Infotech Ltd., Reg S	IT Services	369	9,758
	Larsen & Toubro Ltd.	Construction & Engineering	4,392	77,074
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	3,255	18,742
	Lupin Ltd.	Pharmaceuticals	2,910	36,167
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	3,894	21,498
	Mahindra & Mahindra Ltd.	Automobiles	7,968	94,634
	Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	2,445	2,422
	Marico Ltd.	Personal Products	5,922	27,208
	Maruti Suzuki India Ltd.	Automobiles	1,584	160,562
	Motherson Sumi Systems Ltd.	Auto Components	8,283	29,343
	Mphasis Ltd.	IT Services	1,002	16,217
	MRF Ltd.	Auto Components	12	10,528
	Nestle India Ltd.	Food Products	303	40,543
	NHPC Ltd.	Independent Power and Renewable Electricity Producers	32,514	10,137
	NMDC Ltd.	Metals & Mining	9,951	15,539
	NTPC Ltd.	Independent Power and Renewable Electricity Producers	25,959	59,750
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	40,302	98,517
	Oil India Ltd.	Oil, Gas & Consumable Fuels	3,585	10,858
	Oracle Financial Services Software Ltd.	Software	279	15,074
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	63	28,580
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	4,893	15,170
	Pidilite Industries Ltd.	Chemicals	1,596	23,026
	Piramal Enterprises Ltd.	Pharmaceuticals	1,104	35,018
	Power Finance Corp., Ltd.	Diversified Financial Services	8,373	8,790
	Power Grid Corp. of India Ltd.	Electric Utilities	10,065	26,159
b	Punjab National Bank Ltd.	Banks	7,248	5,969
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	1,815	16,922
	Reliance Capital Ltd.	Diversified Financial Services	1,626	6,330
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	40,599	704,532
	Reliance Infrastructure Ltd.	Electric Utilities	1,668	6,908
b	Reliance Power Ltd.	Independent Power and Renewable Electricity Producers	7,143	2,572
	Rural Electrification Corp. Ltd.	Diversified Financial Services	8,361	11,292
	SBI Life Insurance Co. Ltd.	Insurance	1,521	10,735
	Shree Cement Ltd.	Construction Materials	108	25,167
	Shriram Transport Finance Co. Ltd.	Consumer Finance	2,205	35,010
	Siemens Ltd.	Industrial Conglomerates	1,113	14,512

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
b	State Bank of India	Banks	23,343	$85,495
b	Steel Authority of India Ltd.	Metals & Mining	12,993	12,233
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	14,307	123,008
	Sun TV Network Ltd.	Media	1,101	9,329
	Tata Communications Ltd.	Diversified Telecommunication Services	891	6,152
	Tata Consultancy Services Ltd.	IT Services	12,021	362,122
b	Tata Motors Ltd.	Automobiles	13,230	40,827
b	Tata Motors Ltd., A	Automobiles	4,965	7,983
	Tata Power Co. Ltd.	Electric Utilities	12,459	11,318
	Tata Steel Ltd.	Metals & Mining	3,801	30,478
	Tech Mahindra Ltd.	IT Services	6,126	63,001
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	4,080	45,342
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	531	12,106
	Torrent Power Ltd.	Electric Utilities	1,509	4,588
	UltraTech Cement Ltd.	Construction Materials	1,368	76,618
b	Union Bank of India Ltd.	Banks	3,090	2,803
	United Breweries Ltd.	Beverages	873	16,347
b	United Spirits Ltd.	Beverages	3,900	27,670
	UPL Ltd.	Chemicals	4,695	43,025
	Vakrangee Ltd.	IT Services	6,891	2,695
	Vedanta Ltd.	Metals & Mining	21,882	70,123
b	Vodafone Idea Ltd.	Wireless Telecommunication Services	28,044	14,914
	Wipro Ltd.	IT Services	14,196	63,450
b	Wockhardt Ltd.	Pharmaceuticals	387	2,892
	Yes Bank Ltd.	Banks	22,329	56,569
	Zee Entertainment Enterprises Ltd.	Media	6,957	42,093

	Total Investments (Cost $6,975,731) 99.7%			6,469,100
	Other Assets, less Liabilities 0.3%			21,571

	Net Assets 100.0%			$6,490,671

aFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.

bNon-income producing.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the value of this security was $22,446, representing 0.3% of net assets.

dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $55,813, representing 0.9% of net assets.

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
SGX CNX Nifty Index	Long	1	$21,918	10/25/18	$(469)

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 266.

180	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Italy ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.27	$25.51

Income from investment operations[b]:

Net investment income[c]	0.48	0.11

Net realized and unrealized gains (losses)	(3.12)	0.70

Total from investment operations	(2.64)	0.81

Less distributions from net investment income	(0.53)	(0.05)

Net asset value, end of period	$23.10	$26.27

Total return[d]	(10.16)%	3.19%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	3.93%	1.01%

Supplemental data

Net assets, end of period (000’s)	$2,310	$2,627

Portfolio turnover rate[f]	3.85%	3.09%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	181

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE Italy ETF

		Industry	Shares	Value
	Common Stocks 99.6%
	Italy 89.5%
	A2A SpA	Multi-Utilities	10,840	$18,823
	Assicurazioni Generali SpA	Insurance	7,978	137,885
	Atlantia SpA	Transportation Infrastructure	3,468	71,982
	Banca Mediolanum SpA	Diversified Financial Services	1,702	11,584
a	Banco BPM SpA	Banks	10,646	26,252
	Buzzi Unicem SpA	Construction Materials	500	10,384
	Buzzi Unicem SpA, di Risp	Construction Materials	282	3,374
	Davide Campari-Milano SpA	Beverages	3,978	33,891
	DiaSorin SpA	Health Care Equipment & Supplies	98	10,313
	Enel SpA	Electric Utilities	46,446	238,014
	Eni SpA	Oil, Gas & Consumable Fuels	14,876	281,328
	Ferrari NV	Automobiles	710	97,805
	FinecoBank Banca Fineco SpA	Banks	2,758	36,887
	Intesa Sanpaolo SpA	Banks	90,170	230,516
	Italgas Reti SpA	Gas Utilities	3,438	18,664
	Leonardo SpA	Aerospace & Defense	2,718	32,769
	Luxottica Group SpA	Textiles, Apparel & Luxury Goods	1,054	71,641
a	Mediaset SpA	Media	2,168	6,776
	Mediobanca Banca di Credito Finanziario SpA	Banks	4,186	41,833
	Moncler SpA	Textiles, Apparel & Luxury Goods	1,202	51,796
	Parmalat SpA	Food Products	1,338	4,414
a	Pirelli & C SpA	Auto Components	3,030	25,438
b	Poste Italiane SpA, Reg S	Insurance	3,240	25,899
	Prysmian SpA	Electrical Equipment	1,838	42,825
	Recordati SpA	Pharmaceuticals	670	22,692
a	Saipem SpA	Energy Equipment & Services	3,950	24,353
	Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	344	8,243
	Snam SpA	Oil, Gas & Consumable Fuels	15,638	65,189
a	Telecom Italia SpA	Diversified Telecommunication Services	73,200	44,466
	Telecom Italia SpA, di Risp	Diversified Telecommunication Services	41,040	22,089
	Tenaris SA	Energy Equipment & Services	3,282	55,008
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	9,908	52,949
	UniCredit SpA	Banks	13,422	202,104
	Unione di Banche Italiane SpA	Banks	7,138	28,653
	UnipolSai Assicurazioni SpA	Insurance	5,348	12,610

				2,069,449

	Netherlands 2.2%
	EXOR NV	Diversified Financial Services	750	50,368

	United Kingdom 7.9%
	CNH Industrial NV	Machinery	6,386	76,769
a	Fiat Chrysler Automobiles NV	Automobiles	6,000	105,539

				182,308

	Total Investments (Cost $2,648,101) 99.6%			2,302,125
	Other Assets, less Liabilities 0.4%			8,200

	Net Assets 100.0%			$2,310,325

See Abbreviations on page 266.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2018, the value of this security was $25,899, representing 1.1% of net assets.

182	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.69	$25.91

Income from investment operations[b]:

Net investment income[c]	0.29	0.44

Net realized and unrealized gains (losses)	(0.11)	0.37

Total from investment operations	0.18	0.81

Less distributions from net investment income	(0.10)	(0.03)

Net asset value, end of period	$26.77	$26.69

Total return[d]	0.68%	3.11%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	2.22%	4.07%

Supplemental data

Net assets, end of period (000’s)	$256,992	$96,082

Portfolio turnover rate[f]	1.22%	0.93%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE Japan ETF

		Industry	Shares	Value
	Common Stocks 99.0%
	Japan 99.0%
	ABC-Mart Inc.	Specialty Retail	1,600	$89,026
	Acom Co. Ltd.	Consumer Finance	24,000	96,773
	Advantest Corp.	Semiconductors & Semiconductor Equipment	11,200	235,961
	AEON Co. Ltd.	Food & Staples Retailing	44,800	1,079,720
	AEON Financial Service Co. Ltd.	Consumer Finance	8,000	165,726
	AEON Mall Co. Ltd.	Real Estate Management & Development	8,000	137,483
	AGC Inc.	Building Products	12,800	531,338
	Aica Kogyo Co. Ltd.	Building Products	3,200	129,313
a	Aiful Corp.	Consumer Finance	19,200	57,641
	AIN Holdings Inc.	Food & Staples Retailing	1,600	129,172
	Air Water Inc.	Chemicals	9,600	176,220
	Aisin Seiki Co. Ltd.	Auto Components	11,200	545,283
	Ajinomoto Co. Inc.	Food Products	33,600	576,985
	Alfresa Holdings Corp.	Health Care Providers & Services	11,200	299,758
	Alps Electric Co. Ltd.	Electronic Equipment, Instruments & Components	12,800	325,226
	Amada Holdings Co. Ltd.	Machinery	20,800	222,128
	ANA Holdings Inc.	Airlines	8,000	279,614
	Aoyama Trading Co. Ltd.	Specialty Retail	3,200	98,323
	Aozora Bank Ltd.	Banks	6,400	228,763
a	Aplus Financial Co. Ltd.	Consumer Finance	6,400	6,198
	Ariake Japan Co. Ltd.	Food Products	1,600	159,599
	Asahi Group Holdings Ltd.	Beverages	24,000	1,040,630
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	6,400	279,474
	Asahi Kasei Corp.	Chemicals	80,000	1,213,541
	Asics Corp.	Textiles, Apparel & Luxury Goods	11,200	167,036
	ASKUL Corp.	Internet & Direct Marketing Retail	1,600	48,035
	Astellas Pharma Inc.	Pharmaceuticals	124,800	2,177,696
	Autobacs Seven Co. Ltd.	Specialty Retail	3,200	54,937
	Awa Bank Ltd.	Banks	3,200	99,309
	Azbil Corp.	Electronic Equipment, Instruments & Components	9,600	208,929
	Bandai Namco Holdings Inc.	Leisure Products	12,800	497,530
	Benesse Holdings Inc.	Diversified Consumer Services	4,800	136,708
	BIC CAMERA Inc.	Specialty Retail	9,600	133,539
	Bridgestone Corp.	Auto Components	38,400	1,451,347
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	14,400	284,488
	Calbee Inc.	Food Products	4,800	158,049
	CANON Inc.	Technology Hardware, Storage & Peripherals	65,600	2,084,923
	Canon Marketing Japan Inc.	Distributors	3,200	67,953
	Capcom Co. Ltd.	Software	6,400	162,444
	Casio Computer Co. Ltd.	Household Durables	14,400	235,425
	Central Japan Railway Co.	Road & Rail	11,200	2,332,984
	CHIYODA Corp.	Construction & Engineering	9,600	78,179
	Chubu Electric Power Co. Inc.	Electric Utilities	44,800	677,808
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	14,400	925,474
	Chuo Mitsui Trust Holdings Inc.	Banks	24,000	988,018
	Ci:z Holdings Co. Ltd.	Personal Products	1,600	59,233
	Citizen Watch Co. Ltd.	Electronic Equipment, Instruments & Components	17,600	116,058
	Coca-Cola Bottlers Japan Holdings Inc.	Beverages	9,600	256,935
	COMSYS Holdings Corp.	Construction & Engineering	6,400	189,602
	Concordia Financial Group Ltd.	Banks	76,800	376,613
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	4,800	197,350
	Cosmos Pharmaceutical Corp.	Food & Staples Retailing	500	112,471
	Credit Saison Co. Ltd.	Consumer Finance	9,600	156,612
	CyberAgent Inc.	Media	6,400	340,890
	Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	19,200	446,594
	Daicel Corp.	Chemicals	19,200	223,128
	Daido Steel Co. Ltd.	Metals & Mining	1,600	77,757

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Daifuku Co. Ltd.	Machinery	6,400	$326,240
	Daiichi Sankyo Co. Ltd.	Pharmaceuticals	40,000	1,734,384
	Daiichikosho Co. Ltd.	Media	3,200	154,387
	Daikin Industries Ltd.	Building Products	17,600	2,343,619
	Daikyo Inc.	Real Estate Management & Development	1,600	32,568
a	Daishi Hokuetsu Financial Group Inc.	Banks	1,600	69,446
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	4,800	617,617
	Daiwa House Industry Co. Ltd.	Real Estate Management & Development	41,600	1,233,515
	Daiwa Securities Group Inc.	Capital Markets	96,000	584,190
	DeNA Co. Ltd.	Entertainment	6,400	113,085
	Denka Co. Ltd.	Chemicals	6,400	223,128
	Denso Corp.	Auto Components	28,800	1,521,074
	Dentsu Inc.	Media	14,400	668,116
	DIC Corp.	Chemicals	4,800	172,840
	Disco Corp.	Semiconductors & Semiconductor Equipment	1,600	267,923
	DMG Mori Co. Ltd.	Machinery	6,400	106,944
	Don Quijote Holdings Co. Ltd.	Multiline Retail	8,000	404,983
	Dowa Holdings Co. Ltd.	Metals & Mining	3,200	101,704
	East Japan Railway Co.	Road & Rail	24,000	2,230,224
	EBARA Corp.	Machinery	6,400	220,874
	Eisai Co. Ltd.	Pharmaceuticals	17,600	1,713,747
	Electric Power Development Co. Ltd.	Independent Power and Renewable Electricity Producers	11,200	310,111
	Exedy Corp.	Auto Components	1,600	53,035
	Ezaki Glico Co. Ltd.	Food Products	3,200	157,204
	FamilyMart UNY Holdings Co. Ltd.	Food & Staples Retailing	3,200	333,283
	Fancl Corp.	Personal Products	1,600	78,602
	FANUC Corp.	Machinery	12,800	2,413,840
	Fast Retailing Co. Ltd.	Specialty Retail	3,200	1,631,765
	FP Corp.	Containers & Packaging	1,600	97,337
	Fuji Electric Co. Ltd.	Electrical Equipment	9,600	384,558
	Fuji Media Holdings Inc.	Media	3,200	56,937
	Fuji Oil Holdings Inc.	Food Products	3,200	100,858
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	24,000	1,080,776
	Fujikura Ltd.	Electrical Equipment	19,200	90,773
	Fujitsu General Ltd.	Household Durables	3,200	53,725
	Fujitsu Ltd.	IT Services	12,800	912,346
	Fukuoka Financial Group Inc.	Banks	9,600	264,119
	Fukuyama Transporting Co. Ltd.	Road & Rail	1,600	69,234
	Furukawa Electric Co. Ltd.	Electrical Equipment	3,200	106,493
	Fuyo General Lease Co. Ltd.	Diversified Financial Services	1,600	97,337
	Glory Ltd.	Machinery	3,200	78,236
	GMO Internet Inc.	IT Services	3,200	55,838
	GMO Payment Gateway Inc.	IT Services	3,200	198,336
	Gree Inc.	Interactive Media & Services	8,000	37,751
	GS Yuasa Corp.	Electrical Equipment	6,400	157,598
	GungHo Online Entertainment Inc.	Software	24,000	49,443
	Gunma Bank Ltd.	Banks	27,200	140,089
	H2O Retailing Corp.	Multiline Retail	4,800	79,025
	Hachijuni Bank Ltd.	Banks	27,200	124,763
	Hakuhodo DY Holdings Inc.	Media	16,000	280,741
	Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components	8,000	318,704
	Hankyu Hanshin Holdings Inc.	Road & Rail	14,400	510,913
	Haseko Corp.	Household Durables	17,600	228,551
	Heiwa Corp.	Leisure Products	3,200	71,390
	Hikari Tsushin Inc.	Specialty Retail	1,600	316,380
	Hino Motors Ltd.	Machinery	17,600	192,758
	Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	1,630	178,233

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	HIS Co. Ltd.	Hotels, Restaurants & Leisure	1,600	$53,528
	Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	4,800	368,077
	Hitachi Capital Corp.	Consumer Finance	3,200	89,167
	Hitachi Chemical Co. Ltd.	Chemicals	8,000	162,909
	Hitachi Construction Machinery Co. Ltd.	Machinery	6,400	214,113
	Hitachi High-Technologies Corp.	Electronic Equipment, Instruments & Components	4,800	165,444
	Hitachi Ltd.	Electronic Equipment, Instruments & Components	60,800	2,066,188
	Hitachi Metals Ltd.	Metals & Mining	12,800	158,556
	Hitachi Transport System Ltd.	Road & Rail	3,200	89,871
	Hokkaido Electric Power Co. Inc.	Electric Utilities	11,200	70,601
	Hokugin Financial Group Inc.	Banks	8,000	112,480
a	Hokuriku Electric Power Co.	Electric Utilities	11,200	114,677
	Honda Motor Co. Ltd.	Automobiles	112,000	3,391,011
	HORIBA Ltd.	Electronic Equipment, Instruments & Components	1,600	84,800
	Hoshizaki Corp.	Machinery	3,200	331,311
	House Foods Group Inc.	Food Products	4,800	144,104
	Hoya Corp.	Health Care Equipment & Supplies	24,000	1,426,245
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	6,400	89,758
	Ichigo Inc.	Real Estate Management & Development	11,200	42,006
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	9,600	507,954
	IHI Corp.	Machinery	8,000	303,209
	Iida Group Holdings Co. Ltd.	Household Durables	9,600	170,811
	INPEX Corp.	Oil, Gas & Consumable Fuels	59,200	738,534
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	22,400	275,107
	Isuzu Motors Ltd.	Automobiles	35,200	555,031
	Ito En Ltd.	Beverages	3,200	141,991
	ITOCHU Corp.	Trading Companies & Distributors	91,200	1,670,080
	ITOCHU Techno-Solutions Corp.	IT Services	6,400	139,117
	Itoham Yonekyu Holdings Inc.	Food Products	9,600	66,262
	Izumi Co. Ltd.	Multiline Retail	3,200	212,704
	J Front Retailing Co. Ltd.	Multiline Retail	16,000	248,343
	Jafco Co. Ltd.	Capital Markets	1,600	62,262
	Japan Airlines Co. Ltd.	Airlines	8,000	287,644
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	3,200	145,653
	Japan Aviatn Elect	Electronic Equipment, Instruments & Components	1,800	30,331
	Japan Exchange Group Inc.	Capital Markets	35,200	613,602
	Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	3,200	73,418
	Japan Post Bank Co. Ltd.	Banks	27,200	321,606
	Japan Post Holdings Co. Ltd.	Insurance	84,800	1,009,373
	Japan Post Insurance Co. Ltd.	Insurance	4,800	113,804
	Japan Tobacco Inc.	Tobacco	76,800	2,005,448
	JFE Holdings Inc.	Metals & Mining	33,600	771,186
	JGC Corp.	Construction & Engineering	14,400	330,382
	JSR Corp.	Chemicals	12,800	239,017
	JTEKT Corp.	Machinery	14,400	210,831
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	204,800	1,547,562
	K’s Holdings Corp.	Specialty Retail	9,600	116,213
	Kagome Co. Ltd.	Food Products	4,800	138,610
	Kajima Corp.	Construction & Engineering	32,000	465,132
	Kakaku.com Inc.	Interactive Media & Services	8,000	156,500
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	1,600	85,082
	Kamigumi Co. Ltd.	Transportation Infrastructure	8,000	176,361
	Kandenko Co. Ltd.	Construction & Engineering	6,400	66,093
	Kaneka Corp.	Chemicals	3,200	147,907
	Kansai Electric Power Co. Inc.	Electric Utilities	46,400	699,768
a	Kansai Mirai Financial Group Inc.	Banks	11,200	104,915
	Kansai Paint Co. Ltd.	Chemicals	12,800	235,975

186	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	KAO Corp.	Personal Products	30,400	$2,455,338
	Kawasaki Heavy Industries Ltd.	Machinery	9,600	270,881
a	Kawasaki Kisen Kaisha Ltd.	Marine	6,400	129,426
	KDDI Corp.	Wireless Telecommunication Services	115,200	3,183,632
	Keihan Holdings Co. Ltd.	Industrial Conglomerates	6,400	244,539
	Keikyu Corp.	Road & Rail	17,600	320,902
	Keio Corp.	Road & Rail	8,000	438,086
	Keisei Electric Railway Co. Ltd.	Road & Rail	9,600	338,073
	Keiyo Bank Ltd.	Banks	8,000	67,333
	Kewpie Corp.	Food Products	8,000	185,236
	Keyence Corp.	Electronic Equipment, Instruments & Components	5,800	3,369,142
	Kikkoman Corp.	Food Products	11,200	666,567
	Kinden Corp.	Construction & Engineering	8,000	128,116
	Kintetsu Group Holdings Co. Ltd.	Road & Rail	11,200	450,623
	Kirin Holdings Co. Ltd.	Beverages	52,800	1,353,179
	Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	1,600	50,711
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products	3,200	235,524
	Kobe Steel Ltd.	Metals & Mining	19,200	170,727
	Koei Tecmo Holdings Co. Ltd.	Software	3,840	66,059
	Koito Manufacturing Co. Ltd.	Auto Components	8,000	525,421
	Kokuyo Co. Ltd.	Commercial Services & Supplies	4,800	86,462
	Komatsu Ltd.	Machinery	59,200	1,801,252
	Komeri Co. Ltd.	Specialty Retail	1,600	37,399
	Konami Holdings Corp.	Software	6,400	250,737
	Konica Minolta Inc.	Technology Hardware, Storage & Peripherals	28,800	306,294
	KOSE Corp.	Personal Products	1,600	304,970
	Kubota Corp.	Machinery	72,000	1,224,035
	Kuraray Co. Ltd.	Chemicals	22,400	336,833
	Kurita Water Industries Ltd.	Machinery	6,400	186,503
	Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	1,600	127,482
	Kyocera Corp.	Electronic Equipment, Instruments & Components	19,200	1,152,828
	Kyorin Holdings Inc.	Pharmaceuticals	3,200	66,093
	Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	1,600	67,685
	Kyowa Exeo Corp.	Construction & Engineering	6,400	187,349
	Kyowa Hakko Kirin Co. Ltd.	Pharmaceuticals	16,000	299,899
	Kyudenko Corp.	Construction & Engineering	3,200	127,059
	Kyushu Electric Power Co. Inc.	Electric Utilities	30,400	366,936
	Kyushu Financial Group Inc.	Banks	25,600	121,706
	Kyushu Railway Co.	Road & Rail	9,600	292,433
	Lawson Inc.	Food & Staples Retailing	3,200	194,955
	Leopalace21 Corp.	Real Estate Management & Development	14,400	80,250
a	Line Corp.	Software	3,200	135,229
	LINTEC Corp.	Chemicals	3,200	81,983
	Lion Corp.	Household Products	16,000	355,540
	LIXIL Group Corp.	Building Products	16,000	308,210
	M3 Inc.	Health Care Technology	25,600	581,034
	Mabuchi Motor Co. Ltd.	Electrical Equipment	3,200	129,172
	Maeda Corp.	Construction & Engineering	8,000	105,648
	Maeda Road Construction Co. Ltd.	Construction & Engineering	3,200	65,107
	Makita Corp.	Machinery	16,000	801,514
	Marubeni Corp.	Trading Companies & Distributors	100,800	922,939
	Maruha Nichiro Corp.	Food Products	1,600	59,022
	Marui Group Co. Ltd.	Multiline Retail	12,800	315,985
	Maruichi Steel Tube Ltd.	Metals & Mining	3,200	104,380
	Matsui Securities Co. Ltd.	Capital Markets	8,000	84,096
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	4,800	196,927
	Mazda Motor Corp.	Automobiles	36,800	441,918

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Mebuki Financial Group Inc.	Banks	65,600	$226,974
	Medipal Holdings Corp.	Health Care Providers & Services	9,600	200,393
	Megmilk Snow Brand Co. Ltd.	Food Products	3,200	82,236
	Meiji Holdings Co. Ltd.	Food Products	8,000	537,395
	Minebea Mitsumi Inc.	Machinery	27,200	493,305
	Miraca Holdings Inc.	Health Care Providers & Services	3,200	83,250
	MISUMI Group Inc.	Machinery	17,600	455,553
	Mitsubishi Chemical Holdings Corp.	Chemicals	83,200	796,584
	Mitsubishi Corp.	Trading Companies & Distributors	83,200	2,564,451
	Mitsubishi Electric Corp.	Electrical Equipment	126,400	1,732,109
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	75,200	1,279,098
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	11,200	238,524
	Mitsubishi Heavy Industries Ltd.	Machinery	17,600	679,766
	Mitsubishi Logistics Corp.	Transportation Infrastructure	4,800	124,073
	Mitsubishi Materials Corp.	Metals & Mining	8,000	239,116
	Mitsubishi Motors Corp.	Automobiles	40,000	282,432
	Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	1,600	42,752
	Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	14,400	240,877
	Mitsubishi UFJ Financial Group Inc.	Banks	814,400	5,084,219
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	28,800	169,628
	Mitsui & Co. Ltd.	Trading Companies & Distributors	107,200	1,906,921
	Mitsui Chemicals Inc.	Chemicals	11,200	280,136
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	60,800	1,439,373
	Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	3,200	92,688
	Mitsui O.S.K. Lines Ltd.	Marine	6,400	186,785
	Miura Co. Ltd.	Machinery	6,400	198,336
	Mizuho Financial Group Inc.	Banks	1,633,600	2,850,548
	Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	1,600	132,271
	Monotaro Co. Ltd.	Trading Companies & Distributors	6,400	180,587
	Morinaga & Co. Ltd.	Food Products	3,200	119,593
	Morinaga Milk Industry Co. Ltd.	Food Products	3,200	86,913
	MS&AD Insurance Group Holdings Inc.	Insurance	32,000	1,068,874
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	12,800	1,968,147
	Nabtesco Corp.	Machinery	8,000	212,704
	Nagase & Co. Ltd.	Trading Companies & Distributors	6,400	112,466
	Nagoya Railroad Co. Ltd.	Road & Rail	11,200	277,473
	Nankai Electric Railway Co. Ltd.	Road & Rail	6,400	160,866
	NEC Corp.	Technology Hardware, Storage & Peripherals	16,000	442,312
a	Nexon Co. Ltd.	Software	25,600	334,692
	NGK Insulators Ltd.	Machinery	17,600	290,376
	NGK Spark Plug Co. Ltd.	Auto Components	12,800	373,007
	NH Foods Ltd.	Food Products	6,400	236,369
	NHK Spring Co. Ltd.	Auto Components	9,600	99,816
	Nichirei Corp.	Food Products	6,400	169,600
	Nidec Corp.	Electrical Equipment	14,400	2,072,175
	Nifco Inc.	Auto Components	4,800	129,102
	Nihon Kohden Corp.	Health Care Equipment & Supplies	4,800	152,133
	Nihon M&A Center Inc.	Professional Services	8,000	240,173
	Nihon Unisys Ltd.	IT Services	4,800	123,904
	Nikon Corp.	Household Durables	22,400	421,042
	Nintendo Co. Ltd.	Software	6,400	2,336,083
	Nippo Corp.	Construction & Engineering	3,200	58,740
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	4,800	151,076
	Nippon Express Co. Ltd.	Road & Rail	4,800	315,253
	Nippon Gas Co. Ltd.	Gas Utilities	3,200	159,739
	Nippon Kayaku Co. Ltd.	Chemicals	11,200	133,215
	Nippon Paint Holdings Co. Ltd.	Chemicals	9,600	358,357

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nippon Paper Industries Co. Ltd.	Paper & Forest Products	6,400	$117,818
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals	3,200	209,887
	Nippon Shobukai Co. Ltd.	Chemicals	1,600	124,383
	Nippon Steel & Sumitomo Metal Corp.	Metals & Mining	49,600	1,049,554
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	41,600	1,879,572
	Nippon Television Holdings Inc.	Media	3,200	55,444
	Nippon Yusen KK	Marine	11,200	210,718
	Nipro Corp.	Health Care Equipment & Supplies	8,000	109,451
	Nishi-Nippon Financial Holdings Inc.	Banks	9,600	111,057
	Nishi-Nippon Railroad Co. Ltd.	Road & Rail	4,800	129,947
	Nissan Chemical Corp.	Chemicals	9,600	507,109
	Nissan Motor Co. Ltd.	Automobiles	124,800	1,168,506
	Nissan Shatai Co. Ltd.	Automobiles	3,200	28,877
	Nisshin Seifun Group Inc.	Food Products	16,000	350,751
	Nisshin Steel Co. Ltd.	Metals & Mining	4,800	72,010
	Nisshinbo Holdings Inc.	Industrial Conglomerates	9,600	114,353
	Nissin Foods Holdings Co. Ltd.	Food Products	4,800	330,044
	Nitori Co. Ltd.	Specialty Retail	4,800	688,612
	Nitto Denko Corp.	Chemicals	9,600	719,757
	Noevir Holdings Co. Ltd.	Personal Products	1,600	87,195
	NOF Corp.	Chemicals	4,800	162,064
	NOK Corp.	Auto Components	8,000	137,413
	Nomura Holdings Inc.	Capital Markets	209,600	1,001,452
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development	8,000	161,571
	Nomura Research Institute Ltd.	IT Services	6,400	323,423
	North Pacific Bank Ltd.	Banks	17,600	59,656
	NS Solutions Corp.	IT Services	1,600	51,697
	NSK Ltd.	Machinery	28,800	330,128
	NTN Corp.	Machinery	27,200	111,353
	NTT Data Corp.	IT Services	40,000	553,946
	NTT DoCoMo Inc.	Wireless Telecommunication Services	80,000	2,151,693
	NTT Urban Development Corp.	Real Estate Management & Development	6,400	73,362
	Obayashi Corp.	Construction & Engineering	43,200	409,237
	OBIC Co. Ltd.	IT Services	4,800	454,285
	Odakyu Electric Railway Co. Ltd.	Road & Rail	19,200	454,370
	Oji Holdings Corp.	Paper & Forest Products	64,000	464,850
	Okuma Corp.	Machinery	1,600	88,885
	Olympus Corp.	Health Care Equipment & Supplies	17,600	687,203
	Omron Corp.	Electronic Equipment, Instruments & Components	12,800	540,916
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	28,800	815,178
	Open House Co. Ltd.	Real Estate Management & Development	1,600	78,884
	Oracle Corp. Japan	Software	1,600	129,031
	Orient Corp.	Consumer Finance	36,800	54,106
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	12,800	1,338,768
	ORIX Corp.	Diversified Financial Services	83,200	1,349,249
	Osaka Gas Co. Ltd.	Gas Utilities	25,600	499,446
	OSG Corp.	Machinery	4,800	109,324
	Otsuka Corp.	IT Services	6,400	238,905
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	27,200	1,371,435
	Paltac Corp.	Distributors	1,600	87,476
	Panasonic Corp.	Household Durables	137,600	1,603,324
	Park24 Co. Ltd.	Commercial Services & Supplies	6,400	193,547
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	17,600	117,297
a	PeptiDream Inc.	Biotechnology	4,800	191,434
	Persol Holdings Co. Ltd.	Professional Services	11,200	262,781
	Pigeon Corp.	Household Products	6,400	360,611
	Pilot Corp.	Commercial Services & Supplies	1,600	96,210

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Pola Orbis Holdings Inc.	Personal Products	4,800	$175,375
	Rakuten Inc.	Internet & Direct Marketing Retail	51,200	392,525
	Recruit Holdings Co. Ltd.	Professional Services	76,800	2,563,944
	Relo Group Inc.	Real Estate Management & Development	6,400	188,194
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	41,600	260,034
	Rengo Co. Ltd.	Containers & Packaging	12,800	109,198
	Resona Holdings Inc.	Banks	140,800	791,237
	Resorttrust Inc.	Hotels, Restaurants & Leisure	4,800	79,151
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	43,200	464,005
	Rinnai Corp.	Household Durables	1,600	121,988
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	6,400	466,540
	Rohto Pharmaceutical Co. Ltd.	Pharmaceuticals	6,400	224,818
	Ryohin Keikaku Co. Ltd.	Multiline Retail	1,600	476,119
	Sankyo Co. Ltd.	Leisure Products	3,200	125,228
	Sankyu Inc.	Road & Rail	3,200	179,742
	Sanrio Co. Ltd.	Specialty Retail	3,200	64,882
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	24,000	380,543
	Sanwa Holdings Corp.	Building Products	12,800	152,471
	Sapporo Holdings Ltd.	Beverages	4,800	99,774
	Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	1,600	86,349
	SBI Holdings Inc.	Capital Markets	14,400	447,524
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	3,200	187,067
	SCSK Corp.	IT Services	3,200	151,288
	Secom Co. Ltd.	Commercial Services & Supplies	12,800	1,043,743
	Sega Sammy Holdings Inc.	Leisure Products	12,800	188,757
	Seibu Holdings Inc.	Industrial Conglomerates	14,400	259,006
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	17,600	300,293
	Seino Holdings Co. Ltd.	Road & Rail	9,600	145,118
	Sekisui Chemical Co. Ltd.	Household Durables	22,400	413,350
	Sekisui House Ltd.	Household Durables	36,800	561,306
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	49,600	2,209,588
	Seven Bank Ltd.	Banks	41,600	131,482
	SG Holdings Co. Ltd.	Air Freight & Logistics	4,800	125,805
	Sharp Corp.	Household Durables	9,600	195,153
	Shikoku Electric Power Co. Inc.	Electric Utilities	9,600	125,340
	Shima Seiki Manufacturing Ltd.	Machinery	1,600	70,714
	Shimachu Co. Ltd.	Specialty Retail	3,200	103,394
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	17,600	551,622
	Shimamura Co. Ltd.	Specialty Retail	1,600	151,851
	SHIMANO Inc.	Leisure Products	4,800	773,764
	Shimizu Corp.	Construction & Engineering	36,800	335,974
	Shin-Etsu Chemical Co. Ltd.	Chemicals	25,600	2,268,469
	Shinsei Bank Ltd.	Banks	11,200	183,109
	Shionogi & Co. Ltd.	Pharmaceuticals	17,600	1,150,349
	Shiseido Co. Ltd.	Personal Products	25,600	1,983,135
	Shoei Co. Ltd.	Real Estate Management & Development	20,800	204,182
	Showa Denko K.K.	Chemicals	9,600	529,929
	Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels	12,800	271,247
	Sky Perfect JSAT Holdings Inc.	Media	8,000	38,597
	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	12,800	189,433
	SMC Corp.	Machinery	3,200	1,024,361
	SoftBank Group Corp.	Wireless Telecommunication Services	54,400	5,493,401
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	4,800	211,084
	Sojitz Corp.	Trading Companies & Distributors	80,000	288,771
	Sompo Holdings Inc.	Insurance	22,400	954,295
	Sony Corp.	Household Durables	81,600	5,004,407
	Sony Financial Holdings Inc.	Insurance	11,200	246,906

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Sotetsu Holdings Inc.	Road & Rail	4,800	$160,585
Square Enix Holdings Co. Ltd.	Software	4,800	198,618
Stanley Electric Co. Ltd.	Auto Components	9,600	328,353
Start Today Co. Ltd.	Internet & Direct Marketing Retail	11,200	339,200
Subaru Corp.	Automobiles	40,000	1,225,514
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	3,200	157,204
Sumco Corp.	Semiconductors & Semiconductor Equipment	14,400	208,929
Sumitomo Bakelite Co. Ltd.	Chemicals	3,200	143,963
Sumitomo Chemical Co. Ltd.	Chemicals	96,000	562,046
Sumitomo Corp.	Trading Companies & Distributors	72,000	1,200,898
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	11,200	257,259
Sumitomo Electric Industries Ltd.	Auto Components	48,000	753,057
Sumitomo Forestry Co. Ltd.	Household Durables	8,000	139,103
Sumitomo Heavy Industries Ltd.	Machinery	8,000	285,601
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	16,000	561,483
Sumitomo Mitsui Financial Group Inc.	Banks	84,800	3,423,804
Sumitomo Osaka Cement Co. Ltd.	Construction Materials	1,600	66,347
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	32,000	1,149,448
Sumitomo Rubber Industries Ltd.	Auto Components	12,800	192,138
Sundrug Co. Ltd.	Food & Staples Retailing	4,800	171,361
Suntory Beverage & Food Ltd.	Beverages	8,000	338,777
Suzuken Co. Ltd.	Health Care Providers & Services	4,800	227,777
Suzuki Motor Corp.	Automobiles	25,600	1,466,785
Sysmex Corp.	Health Care Equipment & Supplies	12,800	1,102,117
T&D Holdings Inc.	Insurance	35,200	581,063
Tadano Ltd.	Machinery	8,000	93,040
Taiheiyo Cement Corp.	Construction Materials	8,000	251,089
Taisei Corp.	Construction & Engineering	12,800	583,739
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	3,200	391,319
Taiyo Nippon Sanso Corp.	Chemicals	9,600	143,681
Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	6,400	143,906
Takara Bio Inc.	Biotechnology	3,200	88,744
Takara Holdings Inc.	Beverages	12,800	188,194
Takashimaya Co. Ltd.	Multiline Retail	8,000	135,159
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	48,000	2,054,215
TDK Corp.	Electronic Equipment, Instruments & Components	8,000	872,650
TechnoPro Holdings Inc.	Professional Services	1,600	99,309
Teijin Ltd.	Chemicals	11,200	214,859
Terumo Corp.	Health Care Equipment & Supplies	19,200	1,137,615
The 77 Bank Ltd.	Banks	4,800	114,184
The Bank of Kyoto Ltd.	Banks	4,800	250,596
The Chiba Bank Ltd.	Banks	41,600	284,207
The Chugoku Bank Ltd.	Banks	11,200	114,085
The Chugoku Electric Power Co. Inc.	Electric Utilities	19,200	246,793
The Dai-ichi Life Holdings Inc.	Insurance	72,000	1,499,459
The Hiroshima Bank Ltd.	Banks	19,200	129,989
The Iyo Bank Ltd.	Banks	17,600	110,015
The Japan Steel Works Ltd.	Machinery	4,800	116,889
The San-In Godo Bank Ltd.	Banks	9,600	84,349
The Shiga Bank Ltd.	Banks	3,200	82,377
The Shizuoka Bank Ltd.	Banks	32,000	287,362
The Suruga Bank Ltd.	Banks	12,800	64,008
THK Co. Ltd.	Machinery	8,000	203,689
TIS Inc.	IT Services	4,800	240,032
Tobu Railway Co. Ltd.	Road & Rail	12,800	378,642
Toda Corp.	Construction & Engineering	16,000	115,508
Toho Co. Ltd.	Media	8,000	251,089

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Toho Gas Co. Ltd.	Gas Utilities	4,800	$182,348
	Tohoku Electric Power Co. Inc.	Electric Utilities	30,400	412,702
b	Tokai Carbon Co. Ltd.	Chemicals	12,800	251,413
	Tokai Rika Co. Ltd.	Auto Components	3,200	67,615
	Tokai Tokyo Financial Holdings Inc.	Capital Markets	14,400	82,912
	Tokio Marine Holdings Inc.	Insurance	43,200	2,143,931
	Tokuyama Corp.	Chemicals	4,800	130,581
	Tokyo Broadcasting System Holdings Inc.	Media	1,600	33,300
	Tokyo Century Corp.	Diversified Financial Services	3,200	198,899
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	100,800	495,192
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	9,600	1,319,329
	Tokyo Gas Co. Ltd.	Gas Utilities	27,200	668,715
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	12,800	156,190
	TOKYU Corp.	Road & Rail	32,000	585,429
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	32,000	223,128
	Topcon Corp.	Electronic Equipment, Instruments & Components	6,400	116,860
	Toppan Forms Co. Ltd.	Commercial Services & Supplies	3,200	30,765
	Toppan Printing Co. Ltd.	Commercial Services & Supplies	16,000	257,076
	Toray Industries Inc.	Chemicals	97,600	733,386
a	Toshiba Corp.	Industrial Conglomerates	38,400	1,110,569
	Tosoh Corp.	Chemicals	17,600	271,163
	TOTO Ltd.	Building Products	9,600	398,503
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	9,600	199,209
	Toyo Suisan Kaisha Ltd.	Food Products	6,400	248,202
	Toyo Tire & Rubber Co. Ltd	Auto Components	8,000	144,174
	Toyobo Co. Ltd.	Chemicals	6,400	108,634
	Toyoda Gosei Co. Ltd.	Auto Components	4,800	118,537
	Toyota Boshoku Corp.	Auto Components	4,800	89,632
	Toyota Industries Corp.	Auto Components	9,600	567,962
	Toyota Motor Corp.	Automobiles	163,200	10,194,163
	Toyota Tsusho Corp.	Trading Companies & Distributors	14,400	543,875
	Trend Micro Inc.	Software	8,000	514,857
	TS TECH Co. Ltd.	Auto Components	3,200	110,437
	Tsumura & Co.	Pharmaceuticals	4,800	165,656
	Tsuruha Holdings Inc.	Food & Staples Retailing	1,600	197,068
	TV Asahi Holdings Corp.	Media	1,600	30,751
	Ube Industries Ltd.	Chemicals	6,400	174,107
	Ulvac Inc.	Semiconductors & Semiconductor Equipment	3,200	120,157
	Unicharm Corp.	Household Products	25,600	846,985
	Ushio Inc.	Electrical Equipment	8,000	109,733
	USS Co. Ltd.	Specialty Retail	14,400	267,373
	Wacoal Corp.	Textiles, Apparel & Luxury Goods	3,200	91,843
	Welcia Holdings Co. Ltd.	Food & Staples Retailing	3,200	181,432
	West Japan Railway Co.	Road & Rail	11,200	781,047
	Yahoo Japan Corp.	Interactive Media & Services	152,000	547,326
	Yakult Honsha Co. Ltd.	Food Products	8,000	655,720
	Yamada Denki Co. Ltd.	Specialty Retail	46,400	234,890
	Yamaguchi Financial Group Inc.	Banks	16,000	174,389
	Yamaha Corp.	Leisure Products	11,200	593,599
	Yamaha Motor Co. Ltd.	Automobiles	17,600	493,516
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	22,400	687,865
	Yamato Kogyo Co. Ltd.	Metals & Mining	3,200	99,309
	Yamazaki Baking Co. Ltd.	Food Products	8,000	160,162
	Yaoko Co. Ltd.	Food & Staples Retailing	1,600	97,900
	YASKAWA Electric Corp.	Electronic Equipment, Instruments & Components	17,600	522,956
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	16,000	338,495
	Yokohama Rubber Co. Ltd.	Auto Components	6,400	137,990

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Zenkoku Hosho Co. Ltd.	Diversified Financial Services	3,200	$128,045
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	6,400	126,327
	Zeon Corp.	Chemicals	9,600	101,084

	Total Investments before Short Term Investments (Cost $262,154,153)			254,603,383

	Short-Term Investments (Cost $184,230) 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
c,d	Institutional Fiduciary Trust Money Market Portfolio, 1.69%	Money Market Funds	184,230	184,230

	Total Investments (Cost $262,338,383) 99.1%			254,787,613
	Other Assets, less Liabilities 0.9%			2,204,522

	Net Assets 100.0%			$256,992,135

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2018. See Note 1(d).

cSee Note 3(c) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Nikkei 225 Mini	Long	82	$1,741,286	12/13/18	$9,700
Nikkei 225 Mini	Long	19	403,469	10/11/18	32,643

Total Futures Contracts					$42,343

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 266.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan Hedged ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.11	$25.91

Income from investment operations[b]:

Net investment income[c]	0.23	0.32

Net realized and unrealized gains (losses)	1.85	(1.11)

Total from investment operations	2.08	(0.79)

Less distributions from net investment income	(0.01)	(0.01)

Net asset value, end of period	$27.18	$25.11

Total return[d]	8.33%	(3.04)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	1.80%	3.10%

Supplemental data

Net assets, end of period (000’s)	$48,930	$45,197

Portfolio turnover rate[f]	1.06%	1.92%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE Japan Hedged ETF

		Industry	Shares	Value
	Common Stocks 98.7%
	Japan 98.7%
	ABC-Mart Inc.	Specialty Retail	300	$16,692
	Acom Co. Ltd.	Consumer Finance	4,800	19,355
	Advantest Corp.	Semiconductors & Semiconductor Equipment	2,400	50,563
	AEON Co. Ltd.	Food & Staples Retailing	8,700	209,678
	AEON Financial Service Co. Ltd.	Consumer Finance	1,500	31,074
	AEON Mall Co. Ltd.	Real Estate Management & Development	1,500	25,778
	AGC Inc.	Building Products	2,400	99,626
	Aica Kogyo Co. Ltd.	Building Products	600	24,246
a	Aiful Corp.	Consumer Finance	3,300	9,907
	AIN Holdings Inc.	Food & Staples Retailing	300	24,220
	Air Water Inc.	Chemicals	1,800	33,041
	Aisin Seiki Co. Ltd.	Auto Components	2,100	102,241
	Ajinomoto Co. Inc.	Food Products	6,300	108,185
	Alfresa Holdings Corp.	Health Care Providers & Services	2,100	56,205
	Alps Electric Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	60,980
	Amada Holdings Co. Ltd.	Machinery	4,500	48,057
	ANA Holdings Inc.	Airlines	1,500	52,428
	Aoyama Trading Co. Ltd.	Specialty Retail	600	18,436
	Aozora Bank Ltd.	Banks	1,500	53,616
a	Aplus Financial Co. Ltd.	Consumer Finance	1,200	1,162
	Ariake Japan Co. Ltd.	Food Products	300	29,925
	Asahi Group Holdings Ltd.	Beverages	4,500	195,118
	Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	1,200	52,401
	Asahi Kasei Corp.	Chemicals	15,000	227,539
	Asics Corp.	Textiles, Apparel & Luxury Goods	2,100	31,319
	ASKUL Corp.	Internet & Direct Marketing Retail	300	9,006
	Astellas Pharma Inc.	Pharmaceuticals	23,400	408,318
	Autobacs Seven Co. Ltd.	Specialty Retail	600	10,301
	Awa Bank Ltd.	Banks	600	18,620
	Azbil Corp.	Electronic Equipment, Instruments & Components	1,800	39,174
	Bandai Namco Holdings Inc.	Leisure Products	2,400	93,287
	Benefit One Inc.	Professional Services	300	9,799
	Benesse Holdings Inc.	Diversified Consumer Services	900	25,633
	BIC CAMERA Inc.	Specialty Retail	1,800	25,039
	Bridgestone Corp.	Auto Components	7,500	283,466
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	3,000	59,268
	Calbee Inc.	Food Products	900	29,634
	CANON Inc.	Technology Hardware, Storage & Peripherals	12,300	390,923
	Canon Marketing Japan Inc.	Distributors	600	12,741
	Capcom Co. Ltd.	Software	1,200	30,458
	Casio Computer Co. Ltd.	Household Durables	2,700	44,142
	Central Japan Railway Co.	Road & Rail	2,100	437,435
	CHIYODA Corp.	Construction & Engineering	2,100	17,102
	Chubu Electric Power Co. Inc.	Electric Utilities	8,400	127,089
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	2,700	173,526
	Chuo Mitsui Trust Holdings Inc.	Banks	4,500	185,253
	Ci:z Holdings Co. Ltd.	Personal Products	300	11,106
	Citizen Watch Co. Ltd.	Electronic Equipment, Instruments & Components	3,300	21,761
	Coca-Cola Bottlers Japan Holdings Inc.	Beverages	1,800	48,175
	COMSYS Holdings Corp.	Construction & Engineering	1,500	44,438
	Concordia Financial Group Ltd.	Banks	13,800	67,673
	Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	900	37,003
	Cosmos Pharmaceutical Corp.	Food & Staples Retailing	100	22,494
	Credit Saison Co. Ltd.	Consumer Finance	2,100	34,259
	CyberAgent Inc.	Media	1,200	63,917
	Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	3,600	83,736
	Daicel Corp.	Chemicals	3,600	41,837

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Daido Steel Co. Ltd.	Metals & Mining	300	$14,579
	Daifuku Co. Ltd.	Machinery	1,200	61,170
	Daiichi Sankyo Co. Ltd.	Pharmaceuticals	7,500	325,197
	Daiichikosho Co. Ltd.	Media	600	28,947
	Daikin Industries Ltd.	Building Products	3,300	439,429
	Daikyo Inc.	Real Estate Management & Development	300	6,106
a	Daishi Hokuetsu Financial Group Inc.	Banks	300	13,021
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	900	115,803
	Daiwa House Industry Co. Ltd.	Real Estate Management & Development	7,800	231,284
	Daiwa Securities Group Inc.	Capital Markets	19,200	116,838
	DeNA Co. Ltd.	Entertainment	1,500	26,504
	Denka Co. Ltd.	Chemicals	900	31,377
	Denso Corp.	Auto Components	5,700	301,046
	Dentsu Inc.	Media	2,700	125,272
	DIC Corp.	Chemicals	900	32,407
	Disco Corp.	Semiconductors & Semiconductor Equipment	300	50,236
	DMG Mori Co. Ltd.	Machinery	1,500	25,065
	Don Quijote Holdings Co. Ltd.	Multiline Retail	1,500	75,934
	Dowa Holdings Co. Ltd.	Metals & Mining	600	19,069
	East Japan Railway Co.	Road & Rail	4,500	418,167
	EBARA Corp.	Machinery	1,200	41,414
	Eisai Co. Ltd.	Pharmaceuticals	3,300	321,328
	Electric Power Development Co. Ltd.	Independent Power and Renewable Electricity Producers	1,800	49,839
	Exedy Corp.	Auto Components	300	9,944
	Ezaki Glico Co. Ltd.	Food Products	600	29,476
	FamilyMart UNY Holdings Co. Ltd.	Food & Staples Retailing	600	62,491
	Fancl Corp.	Personal Products	600	29,476
	FANUC Corp.	Machinery	2,400	452,595
	Fast Retailing Co. Ltd.	Specialty Retail	600	305,956
	FP Corp.	Containers & Packaging	300	18,251
	Fuji Electric Co. Ltd.	Electrical Equipment	1,500	60,087
	Fuji Media Holdings Inc.	Media	900	16,014
	Fuji Oil Holdings Inc.	Food Products	600	18,911
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	4,500	202,646
	Fujikura Ltd.	Electrical Equipment	3,300	15,602
	Fujitsu General Ltd.	Household Durables	600	10,074
	Fujitsu Ltd.	IT Services	2,400	171,065
	Fukuoka Financial Group Inc.	Banks	1,800	49,522
	Fukuyama Transporting Co. Ltd.	Road & Rail	300	12,981
	Furukawa Electric Co. Ltd.	Electrical Equipment	900	29,951
	Glory Ltd.	Machinery	600	14,669
	GMO Internet Inc.	IT Services	900	15,705
	GMO Payment Gateway Inc.	IT Services	600	37,188
	Gree Inc.	Interactive Media & Services	1,200	5,663
	GS Yuasa Corp.	Electrical Equipment	1,200	29,550
	GungHo Online Entertainment Inc.	Software	4,500	9,271
	Gunma Bank Ltd.	Banks	5,100	26,267
	H2O Retailing Corp.	Multiline Retail	900	14,817
	Hachijuni Bank Ltd.	Banks	5,700	26,145
	Hakuhodo DY Holdings Inc.	Media	3,000	52,639
	Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components	1,500	59,757
	Hankyu Hanshin Holdings Inc.	Road & Rail	2,700	95,796
	Haseko Corp.	Household Durables	3,300	42,853
	Heiwa Corp.	Leisure Products	600	13,386
	Hikari Tsushin Inc.	Specialty Retail	300	59,321
	Hino Motors Ltd.	Machinery	3,900	42,713
	Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	315	34,444

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	HIS Co. Ltd.	Hotels, Restaurants & Leisure	300	$10,037
	Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	900	69,014
	Hitachi Capital Corp.	Consumer Finance	600	16,719
	Hitachi Chemical Co. Ltd.	Chemicals	1,200	24,436
	Hitachi Construction Machinery Co. Ltd.	Machinery	1,500	50,183
	Hitachi High-Technologies Corp.	Electronic Equipment, Instruments & Components	900	31,021
	Hitachi Ltd.	Electronic Equipment, Instruments & Components	11,100	377,215
	Hitachi Metals Ltd.	Metals & Mining	2,400	29,729
	Hitachi Transport System Ltd.	Road & Rail	600	16,851
	Hokkaido Electric Power Co. Inc.	Electric Utilities	2,100	13,238
	Hokugin Financial Group Inc.	Banks	1,500	21,090
a	Hokuriku Electric Power Co.	Electric Utilities	2,100	21,502
	Honda Motor Co. Ltd.	Automobiles	21,000	635,815
	HORIBA Ltd.	Electronic Equipment, Instruments & Components	600	31,800
	Hoshizaki Corp.	Machinery	600	62,121
	House Foods Group Inc.	Food Products	900	27,019
	Hoya Corp.	Health Care Equipment & Supplies	4,500	267,421
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	1,500	21,037
	Ichigo Inc.	Real Estate Management & Development	2,400	9,001
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	1,800	95,241
	IHI Corp.	Machinery	1,500	56,852
	Iida Group Holdings Co. Ltd.	Household Durables	1,800	32,027
	INPEX Corp.	Oil, Gas & Consumable Fuels	11,100	138,475
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	4,200	51,583
	Isuzu Motors Ltd.	Automobiles	6,600	104,068
	Ito En Ltd.	Beverages	600	26,623
	ITOCHU Corp.	Trading Companies & Distributors	17,100	313,140
	ITOCHU Techno-Solutions Corp.	IT Services	1,500	32,606
	Itoham Yonekyu Holdings Inc.	Food Products	2,100	14,495
	Izumi Co. Ltd.	Multiline Retail	600	39,882
	J Front Retailing Co. Ltd.	Multiline Retail	3,000	46,564
	Jafco Co. Ltd.	Capital Markets	600	23,348
	Japan Airlines Co. Ltd.	Airlines	1,500	53,933
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	600	27,310
	Japan Exchange Group Inc.	Capital Markets	6,900	120,280
	Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	600	13,766
	Japan Post Bank Co. Ltd.	Banks	5,400	63,848
	Japan Post Holdings Co. Ltd.	Insurance	16,500	196,399
	Japan Post Insurance Co. Ltd.	Insurance	1,200	28,451
	Japan Tobacco Inc.	Tobacco	14,700	383,855
	JFE Holdings Inc.	Metals & Mining	6,300	144,597
	JGC Corp.	Construction & Engineering	2,700	61,947
	JSR Corp.	Chemicals	2,400	44,816
	JTEKT Corp.	Machinery	2,700	39,531
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	38,100	287,901
	K’s Holdings Corp.	Specialty Retail	2,100	25,421
	Kagome Co. Ltd.	Food Products	900	25,989
	Kajima Corp.	Construction & Engineering	6,000	87,212
	Kakaku.com Inc.	Interactive Media & Services	1,800	35,212
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	300	15,953
	Kamigumi Co. Ltd.	Transportation Infrastructure	1,200	26,454
	Kandenko Co. Ltd.	Construction & Engineering	1,200	12,392
	Kaneka Corp.	Chemicals	600	27,733
	Kansai Electric Power Co. Inc.	Electric Utilities	8,700	131,207
a	Kansai Mirai Financial Group Inc.	Banks	2,100	19,672
	Kansai Paint Co. Ltd.	Chemicals	2,400	44,245
	KAO Corp.	Personal Products	5,700	460,376

libertyshares.com	Semiannual Report	197

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Kawasaki Heavy Industries Ltd.	Machinery	1,800	$50,790
a	Kawasaki Kisen Kaisha Ltd.	Marine	900	18,200
	KDDI Corp.	Wireless Telecommunication Services	21,600	596,931
	Keihan Holdings Co. Ltd.	Industrial Conglomerates	1,200	45,851
	Keikyu Corp.	Road & Rail	3,000	54,699
	Keio Corp.	Road & Rail	1,500	82,141
	Keisei Electric Railway Co. Ltd.	Road & Rail	1,800	63,389
	Keiyo Bank Ltd.	Banks	1,500	12,625
	Kewpie Corp.	Food Products	1,500	34,732
	Keyence Corp.	Electronic Equipment, Instruments & Components	1,100	638,975
	Kikkoman Corp.	Food Products	2,100	124,981
	Kinden Corp.	Construction & Engineering	1,500	24,022
	Kintetsu Group Holdings Co. Ltd.	Road & Rail	2,100	84,492
	Kirin Holdings Co. Ltd.	Beverages	9,900	253,721
	Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	300	9,508
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products	600	44,161
	Kobe Steel Ltd.	Metals & Mining	3,600	32,011
	Koei Tecmo Holdings Co. Ltd.	Software	720	12,386
	Koito Manufacturing Co. Ltd.	Auto Components	1,500	98,517
	Kokuyo Co. Ltd.	Commercial Services & Supplies	900	16,212
	Komatsu Ltd.	Machinery	11,100	337,735
	Komeri Co. Ltd.	Specialty Retail	300	7,012
	Konami Holdings Corp.	Software	1,200	47,013
	Konica Minolta Inc.	Technology Hardware, Storage & Peripherals	5,700	60,621
	KOSE Corp.	Personal Products	300	57,182
	Kubota Corp.	Machinery	13,500	229,507
	Kuraray Co. Ltd.	Chemicals	4,500	67,667
	Kurita Water Industries Ltd.	Machinery	1,200	34,969
	Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	300	23,903
	Kyocera Corp.	Electronic Equipment, Instruments & Components	3,600	216,155
	Kyorin Holdings Inc.	Pharmaceuticals	600	12,392
	Kyowa Exeo Corp.	Construction & Engineering	1,200	35,128
	Kyowa Hakko Kirin Co. Ltd.	Pharmaceuticals	3,300	61,854
	Kyudenko Corp.	Construction & Engineering	600	23,824
	Kyushu Electric Power Co. Inc.	Electric Utilities	6,000	72,422
	Kyushu Financial Group Inc.	Banks	4,500	21,394
	Kyushu Railway Co.	Road & Rail	2,100	63,970
	Lawson Inc.	Food & Staples Retailing	600	36,554
	Leopalace21 Corp.	Real Estate Management & Development	2,700	15,047
a	Line Corp.	Software	900	38,033
	LINTEC Corp.	Chemicals	600	15,372
	Lion Corp.	Household Products	3,000	66,664
	LIXIL Group Corp.	Building Products	3,300	63,568
	M3 Inc.	Health Care Technology	4,800	108,944
	Mabuchi Motor Co. Ltd.	Electrical Equipment	600	24,220
	Maeda Corp.	Construction & Engineering	1,800	23,771
	Maeda Road Construction Co. Ltd.	Construction & Engineering	600	12,208
	Makita Corp.	Machinery	3,000	150,284
	Marubeni Corp.	Trading Companies & Distributors	19,200	175,798
	Maruha Nichiro Corp.	Food Products	300	11,067
	Marui Group Co. Ltd.	Multiline Retail	2,700	66,653
	Maruichi Steel Tube Ltd.	Metals & Mining	600	19,571
	Matsui Securities Co. Ltd.	Capital Markets	1,500	15,768
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	900	36,924
	Mazda Motor Corp.	Automobiles	7,500	90,065
	Mebuki Financial Group Inc.	Banks	12,000	41,520
	Medipal Holdings Corp.	Health Care Providers & Services	1,800	37,574

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Megmilk Snow Brand Co. Ltd.	Food Products	600	$15,419
	Meiji Holdings Co. Ltd.	Food Products	1,500	100,762
	Minebea Mitsumi Inc.	Machinery	5,100	92,495
	Miraca Holdings Inc.	Health Care Providers & Services	600	15,609
	MISUMI Group Inc.	Machinery	3,300	85,416
	Mitsubishi Chemical Holdings Corp.	Chemicals	15,600	149,360
	Mitsubishi Corp.	Trading Companies & Distributors	15,600	480,835
	Mitsubishi Electric Corp.	Electrical Equipment	24,000	328,881
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	14,100	239,831
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	2,400	51,112
	Mitsubishi Heavy Industries Ltd.	Machinery	3,600	139,043
	Mitsubishi Logistics Corp.	Transportation Infrastructure	900	23,264
	Mitsubishi Materials Corp.	Metals & Mining	1,500	44,834
	Mitsubishi Motors Corp.	Automobiles	7,800	55,074
	Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	300	8,016
	Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	3,000	50,183
	Mitsubishi UFJ Financial Group Inc.	Banks	153,900	960,783
	Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	5,100	30,038
	Mitsui & Co. Ltd.	Trading Companies & Distributors	20,700	368,221
	Mitsui Chemicals Inc.	Chemicals	2,400	60,029
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	11,100	262,780
	Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	600	17,379
	Mitsui O.S.K. Lines Ltd.	Marine	1,200	35,022
	Miura Co. Ltd.	Machinery	1,200	37,188
	Mizuho Financial Group Inc.	Banks	310,500	541,807
	Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	300	24,801
	Monotaro Co. Ltd.	Trading Companies & Distributors	1,500	42,325
	Morinaga & Co. Ltd.	Food Products	600	22,424
	Morinaga Milk Industry Co. Ltd.	Food Products	600	16,296
	MS&AD Insurance Group Holdings Inc.	Insurance	6,000	200,414
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	369,028
	Nabtesco Corp.	Machinery	1,500	39,882
	Nagase & Co. Ltd.	Trading Companies & Distributors	1,200	21,087
	Nagoya Railroad Co. Ltd.	Road & Rail	2,400	59,459
	Nankai Electric Railway Co. Ltd.	Road & Rail	1,200	30,162
	NEC Corp.	Technology Hardware, Storage & Peripherals	3,000	82,933
a	Nexon Co. Ltd.	Software	5,100	66,677
	NGK Insulators Ltd.	Machinery	3,300	54,446
	NGK Spark Plug Co. Ltd.	Auto Components	2,400	69,939
	NH Foods Ltd.	Food Products	1,200	44,319
	NHK Spring Co. Ltd.	Auto Components	1,800	18,715
	Nichirei Corp.	Food Products	1,200	31,800
	Nidec Corp.	Electrical Equipment	2,700	388,533
	Nifco Inc.	Auto Components	1,200	32,275
	Nihon Kohden Corp.	Health Care Equipment & Supplies	900	28,525
	Nihon M&A Center Inc.	Professional Services	1,500	45,032
	Nihon Unisys Ltd.	IT Services	900	23,232
	Nikon Corp.	Household Durables	4,500	84,584
	Nintendo Co. Ltd.	Software	1,200	438,016
	Nippo Corp.	Construction & Engineering	600	11,014
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	900	28,327
	Nippon Express Co. Ltd.	Road & Rail	900	59,110
	Nippon Gas Co. Ltd.	Gas Utilities	600	29,951
	Nippon Kayaku Co. Ltd.	Chemicals	2,100	24,978
	Nippon Paint Holdings Co. Ltd.	Chemicals	1,800	67,192
	Nippon Paper Industries Co. Ltd.	Paper & Forest Products	1,200	22,091
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals	600	39,354

libertyshares.com	Semiannual Report	199

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nippon Shobukai Co. Ltd.	Chemicals	300	$23,322
	Nippon Steel & Sumitomo Metal Corp.	Metals & Mining	9,900	209,488
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	8,100	365,974
	Nippon Television Holdings Inc.	Media	600	10,396
	Nippon Yusen KK	Marine	2,100	39,510
	Nipro Corp.	Health Care Equipment & Supplies	1,500	20,522
	Nishi-Nippon Financial Holdings Inc.	Banks	1,800	20,823
	Nishi-Nippon Railroad Co. Ltd.	Road & Rail	900	24,365
	Nissan Chemical Corp.	Chemicals	1,800	95,083
	Nissan Motor Co. Ltd.	Automobiles	24,000	224,713
	Nissan Shatai Co. Ltd.	Automobiles	600	5,414
	Nisshin Seifun Group Inc.	Food Products	3,000	65,766
	Nisshin Steel Co. Ltd.	Metals & Mining	600	9,001
	Nisshinbo Holdings Inc.	Industrial Conglomerates	1,800	21,441
	Nissin Foods Holdings Co. Ltd.	Food Products	900	61,883
	Nitori Co. Ltd.	Specialty Retail	900	129,115
	Nitto Denko Corp.	Chemicals	1,800	134,954
	Noevir Holdings Co. Ltd.	Personal Products	300	16,349
	NOF Corp.	Chemicals	900	30,387
	NOK Corp.	Auto Components	1,200	20,612
	Nomura Holdings Inc.	Capital Markets	41,100	196,372
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development	1,500	30,294
	Nomura Research Institute Ltd.	IT Services	1,200	60,642
	North Pacific Bank Ltd.	Banks	3,300	11,185
	NS Solutions Corp.	IT Services	300	9,693
	NSK Ltd.	Machinery	6,000	68,777
	NTN Corp.	Machinery	5,100	20,879
	NTT Data Corp.	IT Services	7,800	108,020
	NTT DoCoMo Inc.	Wireless Telecommunication Services	15,300	411,511
	NTT Urban Development Corp.	Real Estate Management & Development	1,200	13,755
	Obayashi Corp.	Construction & Engineering	8,100	76,732
	OBIC Co. Ltd.	IT Services	900	85,178
	Odakyu Electric Railway Co. Ltd.	Road & Rail	3,600	85,194
	Oji Holdings Corp.	Paper & Forest Products	9,000	65,370
	Okuma Corp.	Machinery	300	16,666
	Olympus Corp.	Health Care Equipment & Supplies	3,300	128,851
	Omron Corp.	Electronic Equipment, Instruments & Components	2,400	101,422
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	5,100	144,354
	Open House Co. Ltd.	Real Estate Management & Development	300	14,791
	Oracle Corp. Japan	Software	300	24,193
	Orient Corp.	Consumer Finance	6,900	10,145
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	2,400	251,019
	ORIX Corp.	Diversified Financial Services	15,300	248,119
	Osaka Gas Co. Ltd.	Gas Utilities	4,500	87,793
	OSG Corp.	Machinery	900	20,498
	Otsuka Corp.	IT Services	1,200	44,795
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	5,100	257,144
	Paltac Corp.	Distributors	300	16,402
	Panasonic Corp.	Household Durables	25,800	300,623
	Park24 Co. Ltd.	Commercial Services & Supplies	1,200	36,290
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	3,300	21,993
a	PeptiDream Inc.	Biotechnology	900	35,894
	Persol Holdings Co. Ltd.	Professional Services	2,100	49,271
	Pigeon Corp.	Household Products	1,200	67,615
	Pilot Corp.	Commercial Services & Supplies	300	18,039
	Pola Orbis Holdings Inc.	Personal Products	1,200	43,844
	Rakuten Inc.	Internet & Direct Marketing Retail	9,300	71,298

200	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Recruit Holdings Co. Ltd.	Professional Services	14,700	$490,755
	Relo Group Inc.	Real Estate Management & Development	1,200	35,286
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	8,400	52,507
	Rengo Co. Ltd.	Containers & Packaging	2,400	20,475
	Resona Holdings Inc.	Banks	26,700	150,043
	Resorttrust Inc.	Hotels, Restaurants & Leisure	900	14,841
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	8,400	90,223
	Rinnai Corp.	Household Durables	300	22,873
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	1,200	87,476
	Rohto Pharmaceutical Co. Ltd.	Pharmaceuticals	1,200	42,153
	Ryohin Keikaku Co. Ltd.	Multiline Retail	300	89,272
	Sankyo Co. Ltd.	Leisure Products	900	35,220
	Sankyu Inc.	Road & Rail	600	33,702
	Sanrio Co. Ltd.	Specialty Retail	600	12,165
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	4,200	66,595
	Sanwa Holdings Corp.	Building Products	2,400	28,588
	Sapporo Holdings Ltd.	Beverages	900	18,708
	Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	600	32,381
	SBI Holdings Inc.	Capital Markets	2,700	83,911
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	600	35,075
	SCSK Corp.	IT Services	600	28,366
	Secom Co. Ltd.	Commercial Services & Supplies	2,400	195,702
	Sega Sammy Holdings Inc.	Leisure Products	2,400	35,392
	Seibu Holdings Inc.	Industrial Conglomerates	2,700	48,564
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	3,300	56,305
	Seino Holdings Co. Ltd.	Road & Rail	1,800	27,210
	Sekisui Chemical Co. Ltd.	Household Durables	4,800	88,575
	Sekisui House Ltd.	Household Durables	7,500	114,397
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	9,300	414,298
	Seven Bank Ltd.	Banks	7,800	24,653
	SG Holdings Co. Ltd.	Air Freight & Logistics	1,200	31,451
	Sharp Corp.	Household Durables	2,100	42,690
	Shikoku Electric Power Co. Inc.	Electric Utilities	1,800	23,501
	Shima Seiki Manufacturing Ltd.	Machinery	300	13,259
	Shimachu Co. Ltd.	Specialty Retail	600	19,386
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	3,300	103,429
	Shimamura Co. Ltd.	Specialty Retail	300	28,472
	SHIMANO Inc.	Leisure Products	900	145,081
	Shimizu Corp.	Construction & Engineering	7,200	65,734
	Shin-Etsu Chemical Co. Ltd.	Chemicals	4,800	425,338
	Shinsei Bank Ltd.	Banks	2,100	34,333
	Shionogi & Co. Ltd.	Pharmaceuticals	3,600	235,299
	Shiseido Co. Ltd.	Personal Products	4,800	371,838
	Shochiku Co. Ltd.	Media	100	12,220
	Shoei Co. Ltd.	Real Estate Management & Development	4,200	41,229
	Showa Denko K.K.	Chemicals	1,800	99,362
	Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels	2,400	50,859
	Sky Perfect JSAT Holdings Inc.	Media	1,500	7,237
	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	2,400	35,519
	SMC Corp.	Machinery	600	192,068
	SoftBank Group Corp.	Wireless Telecommunication Services	10,500	1,060,307
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	900	39,578
	Sojitz Corp.	Trading Companies & Distributors	15,000	54,144
	Sompo Holdings Inc.	Insurance	4,200	178,930
	Sony Corp.	Household Durables	15,300	938,326
	Sony Financial Holdings Inc.	Insurance	2,400	52,908
	Sotetsu Holdings Inc.	Road & Rail	900	30,110

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Square Enix Holdings Co. Ltd.	Software	900	$37,241
Stanley Electric Co. Ltd.	Auto Components	1,800	61,566
Start Today Co. Ltd.	Internet & Direct Marketing Retail	2,100	63,600
Subaru Corp.	Automobiles	7,200	220,592
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	300	14,738
Sumco Corp.	Semiconductors & Semiconductor Equipment	3,300	47,880
Sumitomo Bakelite Co. Ltd.	Chemicals	600	26,993
Sumitomo Chemical Co. Ltd.	Chemicals	18,000	105,384
Sumitomo Corp.	Trading Companies & Distributors	13,800	230,172
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	2,100	48,236
Sumitomo Electric Industries Ltd.	Auto Components	9,000	141,198
Sumitomo Forestry Co. Ltd.	Household Durables	1,800	31,298
Sumitomo Heavy Industries Ltd.	Machinery	1,500	53,550
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	3,000	105,278
Sumitomo Mitsui Financial Group Inc.	Banks	15,900	641,963
Sumitomo Osaka Cement Co. Ltd.	Construction Materials	600	24,880
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	6,000	215,521
Sumitomo Rubber Industries Ltd.	Auto Components	2,100	31,523
Sundrug Co. Ltd.	Food & Staples Retailing	900	32,130
Suntory Beverage & Food Ltd.	Beverages	1,500	63,521
Suzuken Co. Ltd.	Health Care Providers & Services	900	42,708
Suzuki Motor Corp.	Automobiles	5,100	292,211
Sysmex Corp.	Health Care Equipment & Supplies	2,400	206,647
T&D Holdings Inc.	Insurance	6,900	113,901
Tadano Ltd.	Machinery	1,500	17,445
Taiheiyo Cement Corp.	Construction Materials	1,500	47,079
Taisei Corp.	Construction & Engineering	2,400	109,451
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	600	73,372
Taiyo Nippon Sanso Corp.	Chemicals	1,800	26,940
Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	1,500	33,728
Takara Bio Inc.	Biotechnology	600	16,640
Takara Holdings Inc.	Beverages	2,400	35,286
Takashimaya Co. Ltd.	Multiline Retail	1,500	25,342
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	9,000	385,165
TDK Corp.	Electronic Equipment, Instruments & Components	1,500	163,622
TechnoPro Holdings Inc.	Professional Services	300	18,620
Teijin Ltd.	Chemicals	2,400	46,041
Terumo Corp.	Health Care Equipment & Supplies	3,600	213,303
The 77 Bank Ltd.	Banks	900	21,410
The Bank of Kyoto Ltd.	Banks	900	46,987
The Chiba Bank Ltd.	Banks	7,800	53,289
The Chugoku Bank Ltd.	Banks	2,100	21,391
The Chugoku Electric Power Co. Inc.	Electric Utilities	3,900	50,130
The Dai-ichi Life Holdings Inc.	Insurance	13,500	281,148
The Hiroshima Bank Ltd.	Banks	3,300	22,342
The Iyo Bank Ltd.	Banks	3,300	20,628
The Japan Steel Works Ltd.	Machinery	900	21,917
The San-In Godo Bank Ltd.	Banks	1,800	15,815
The Shiga Bank Ltd.	Banks	600	15,446
The Shizuoka Bank Ltd.	Banks	6,000	53,880
The Suruga Bank Ltd.	Banks	2,100	10,501
THK Co. Ltd.	Machinery	1,800	45,830
TIS Inc.	IT Services	900	45,006
Tobu Railway Co. Ltd.	Road & Rail	2,400	70,995
Toda Corp.	Construction & Engineering	3,000	21,658
Toho Co. Ltd.	Media	1,200	37,663
Toho Gas Co. Ltd.	Gas Utilities	1,200	45,587

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Tohoku Electric Power Co. Inc.	Electric Utilities	5,400	$73,309
	Tokai Carbon Co. Ltd.	Chemicals	2,400	47,140
	Tokai Rika Co. Ltd.	Auto Components	600	12,678
	Tokai Tokyo Financial Holdings Inc.	Capital Markets	2,700	15,546
	Tokio Marine Holdings Inc.	Insurance	8,100	401,987
	Tokuyama Corp.	Chemicals	900	24,484
	Tokyo Broadcasting System Holdings Inc.	Media	300	6,244
	Tokyo Century Corp.	Diversified Financial Services	600	37,294
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	18,900	92,849
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	1,800	247,374
	Tokyo Gas Co. Ltd.	Gas Utilities	5,400	132,760
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	2,400	29,286
	TOKYU Corp.	Road & Rail	6,300	115,256
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	6,300	43,928
	Topcon Corp.	Electronic Equipment, Instruments & Components	1,500	27,389
	Toppan Forms Co. Ltd.	Commercial Services & Supplies	600	5,768
	Toppan Printing Co. Ltd.	Commercial Services & Supplies	3,300	53,022
	Toray Industries Inc.	Chemicals	18,600	139,764
a	Toshiba Corp.	Industrial Conglomerates	7,200	208,232
	Tosoh Corp.	Chemicals	3,300	50,843
	TOTO Ltd.	Building Products	1,800	74,719
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	2,100	43,577
	Toyo Suisan Kaisha Ltd.	Food Products	1,200	46,538
	Toyo Tire & Rubber Co. Ltd	Auto Components	1,200	21,626
	Toyobo Co. Ltd.	Chemicals	1,200	20,369
	Toyoda Gosei Co. Ltd.	Auto Components	900	22,226
	Toyota Boshoku Corp.	Auto Components	600	11,204
	Toyota Industries Corp.	Auto Components	2,100	124,242
	Toyota Motor Corp.	Automobiles	30,600	1,911,406
	Toyota Tsusho Corp.	Trading Companies & Distributors	3,000	113,307
	Trend Micro Inc.	Software	1,500	96,536
	TS TECH Co. Ltd.	Auto Components	600	20,707
	Tsumura & Co.	Pharmaceuticals	900	31,060
	Tsuruha Holdings Inc.	Food & Staples Retailing	300	36,950
	TV Asahi Holdings Corp.	Media	300	5,766
	Ube Industries Ltd.	Chemicals	1,200	32,645
	Ulvac Inc.	Semiconductors & Semiconductor Equipment	600	22,529
	Unicharm Corp.	Household Products	4,800	158,810
	Ushio Inc.	Electrical Equipment	1,500	20,575
	USS Co. Ltd.	Specialty Retail	2,400	44,562
	Wacoal Corp.	Textiles, Apparel & Luxury Goods	600	17,221
	Welcia Holdings Co. Ltd.	Food & Staples Retailing	600	34,019
	West Japan Railway Co.	Road & Rail	2,100	146,446
	Yahoo Japan Corp.	Interactive Media & Services	27,900	100,463
	Yakult Honsha Co. Ltd.	Food Products	1,500	122,948
	Yamada Denki Co. Ltd.	Specialty Retail	9,000	45,561
	Yamaguchi Financial Group Inc.	Banks	3,000	32,698
	Yamaha Corp.	Leisure Products	1,800	95,400
	Yamaha Motor Co. Ltd.	Automobiles	3,600	100,946
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	4,200	128,975
	Yamato Kogyo Co. Ltd.	Metals & Mining	300	9,310
	Yamazaki Baking Co. Ltd.	Food Products	1,800	36,036
	Yaoko Co. Ltd.	Food & Staples Retailing	300	18,356
	YASKAWA Electric Corp.	Electronic Equipment, Instruments & Components	3,300	98,054
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	3,000	63,468
	Yokohama Rubber Co. Ltd.	Auto Components	1,200	25,873
	Zenkoku Hosho Co. Ltd.	Diversified Financial Services	600	24,008

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Japan Hedged ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	1,200	$23,686
Zeon Corp.	Chemicals	1,800	18,953

Total Investments (Cost $48,559,211) 98.7%			48,278,729
Other Assets, less Liabilities 1.3%			651,194

Net Assets 100.0%			$48,929,923

aNon-income producing.

At September 30, 2018 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	BOFA	Buy	4,598,955,340	$40,487,896	10/02/18	$1,212	$—
Japanese Yen	BOFA	Sell	4,598,955,340	41,549,192	10/02/18	1,060,083	—
Japanese Yen	MSCO	Buy	510,995,038	4,498,564	10/02/18	226	—
Japanese Yen	MSCO	Sell	510,995,038	4,617,517	10/02/18	118,728	—
Japanese Yen	BOFA	Sell	5,008,473,454	44,183,459	11/02/18	—	(9,747)
Japanese Yen	MSCO	Sell	556,497,050	4,909,862	11/02/18	—	(494)

Total Forward Exchange Contracts						$1,180,249	$(10,241)

Net unrealized appreciation (depreciation)							$1,170,008

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Nikkei 225 Mini	Long	20	$424,704	12/13/18	$1,745
Nikkei 225 Mini	Long	2	42,470	10/11/18	3,436

Total Futures Contracts					$5,181

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 266.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Mexico ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.98	$24.90

Income from investment operations[b]:

Net investment income[c]	0.32	0.12

Net realized and unrealized gains (losses)	0.90	0.04

Total from investment operations	1.22	0.16

Less distributions from net investment income	(0.14)	(0.08)

Net asset value, end of period	$26.06	$24.98

Total return[d]	4.98%	0.63%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%

Net investment income	2.62%	1.18%

Supplemental data

Net assets, end of period (000’s)	$3,908	$2,498

Portfolio turnover rate[f]	6.22%	9.64%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE Mexico ETF

		Industry		Shares	Value
	Common Stocks 99.9%
	Mexico 99.9%
	Alfa SAB de CV	Industrial Conglomerates		74,790	$96,511
a	Alpek SAB de CV	Chemicals		9,414	15,365
	Alsea de Mexico SAB de CV	Hotels, Restaurants & Leisure		12,906	43,944
	America Movil SAB de CV, L	Wireless Telecommunication Services		569,445	458,010
	Arca Continental SAB de CV	Beverages		9,585	61,962
	Banco del Bajio SA	Banks		17,148	42,349
	Banco Santander (Mexico), SA, Institucion de Banca Multiple, Grupo Financiero Santander, B	Banks		41,853	65,222
	Becle SA de CV	Beverages		13,695	22,213
a	Cemex SAB de CV	Construction Materials		324,111	227,753
	Coca-Cola Femsa SA de CV, L	Beverages		12,675	77,449
	Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs	)	5,724	9,281
	El Puerto de Liverpool SAB de CV	Multiline Retail		4,884	36,681
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	74,427	97,953
	Fomento Economico Mexicano SAB de CV	Beverages		43,758	433,339
b	GMexico Transportes SAB de CV, 144A	Road & Rail		10,689	18,132
	Gruma SAB de CV	Food Products		5,118	65,480
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure		7,926	56,565
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		8,703	95,216
	Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure		4,995	102,209
	Grupo Bimbo SAB de CV, A	Food Products		55,332	118,096
	Grupo Carso SAB de CV	Industrial Conglomerates		11,865	39,385
	Grupo Comercial Chedraui SA de CV	Food & Staples Retailing		7,503	16,784
	Grupo Elektra SAB de CV	Banks		1,593	72,703
	Grupo Financiero Banorte SAB de CV	Banks		58,635	424,258
	Grupo Financiero Inbursa SAB de CV	Banks		55,389	86,967
	Grupo Lala SAB de CV	Food Products		14,388	16,466
	Grupo Mexico SAB de CV, B	Metals & Mining		62,211	179,488
	Grupo Televisa SA	Media		44,481	158,283
	Industrias Bachoco SAB de CV, B	Food Products		3,999	17,968
	Industrias Penoles SA	Metals & Mining		3,063	52,805
	Infraestructura Energetica Nova SAB de CV	Gas Utilities		12,708	63,196
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		20,583	36,655
	Megacable Holdings SAB de CV	Media		7,413	38,169
	Mexichem SAB de CV	Chemicals		25,467	87,654
	Nemak SAB de CV	Auto Components		14,916	11,199
a	Organizacion Soriana SAB de CV, B	Food & Staples Retailing		6,273	11,020
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		5,277	56,184
	Regional SAB de CV	Banks		5,652	35,600
a	Telesites SAB de CV	Diversified Telecommunication Services		31,899	25,196
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		108,810	331,855

	Total Investments (Cost $3,690,408) 99.9%				3,905,565
	Other Assets, less Liabilities 0.1%				2,915

	Net Assets 100.0%				$3,908,480

See Abbreviations on page 266.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the value of this security was $18,132, representing 0.5% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Russia ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$24.24	$23.90

Income from investment operations[b]:

Net investment income (loss)[c]	0.95	(—)[d]

Net realized and unrealized gains (losses)	(1.44)	0.34

Total from investment operations	(0.49)	0.34

Less distributions from net investment income	(0.04)	—

Net asset value, end of period	$23.71	$24.24

Total return[e]	(2.03)%	1.42%

Ratios to average net assets[f]

Total expenses	0.19%	0.19%

Net investment income (loss)	8.57%	(0.13)%

Supplemental data

Net assets, end of period (000’s)	$7,114	$2,424

Portfolio turnover rate[g]	13.25%	7.58%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE Russia ETF

		Industry	Shares	Value
	Common Stocks 93.5%
	Russia 93.5%
	Aeroflot – Russian Airlines PJSC	Airlines	43,935	$71,475
	Alrosa PJSC	Metals & Mining	117,588	191,728
	Federal Grid Co. Unified Energy System PJSC	Electric Utilities	20,920,476	53,056
	Federal Hydrogenerating Co.	Electric Utilities	9,221,031	87,374
	Gazprom PJSC	Oil, Gas & Consumable Fuels	323,820	803,975
	Inter RAO UES PJSC	Electric Utilities	2,852,415	178,845
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	13,971	1,071,262
	Magnit PJSC	Food & Staples Retailing	3,045	178,297
	Magnitogorsk Iron & Steel Works	Metals & Mining	142,137	113,252
	MMC Norilsk Nickel PJSC	Metals & Mining	1,266	220,127
	Mobile TeleSystems PJSC	Wireless Telecommunication Services	46,371	192,932
	Moscow Exchange MICEX	Capital Markets	115,227	171,006
	Mosenergo PAO	Electric Utilities	645,192	20,667
	NLMK PJSC	Metals & Mining	67,068	182,172
	NovaTek PJSC	Oil, Gas & Consumable Fuels	18,285	326,140
	OAO TMK	Energy Equipment & Services	24,897	25,735
	PhosAgro PJSC	Chemicals	2,832	108,835
b	Polyus PJSC, GDR, Reg S	Metals & Mining	3,531	110,873
	Rosneft PJSC	Oil, Gas & Consumable Fuels	32,790	246,820
	ROSSETI PJSC	Electric Utilities	2,353,575	25,819
	Rostelecom PJSC	Diversified Telecommunication Services	67,809	72,421
a	RussNeft PJSC	Oil, Gas & Consumable Fuels	3,573	32,252
	Safmar Financial Investment	Consumer Finance	5,280	57,399
	Sberbank of Russia PJSC	Banks	311,115	965,812
	Severstal PJSC	Metals & Mining	10,923	182,003
	Sistema PJSFC	Wireless Telecommunication Services	226,812	30,128
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	209,877	87,883
	Tatneft PAO	Oil, Gas & Consumable Fuels	47,142	601,304
	Unipro PJSC	Independent Power and Renewable Electricity Producers	832,125	34,278
a	Uralkali	Chemicals	21,366	27,077
	VTB Bank PJSC	Banks	295,467,819	183,881

	Total Common Stocks (Cost $6,555,160)			6,654,828

	Preferred Stocks 5.8%
	Russia 5.8%
c	Bashneft PJSC, 8.457%, pfd.	Oil, Gas & Consumable Fuels	1,548	44,422
c	Surgutneftegas PJSC, 3.625%, pfd.	Oil, Gas & Consumable Fuels	225,840	131,273
c	Tatneft PJSC, 6.946%, pfd., 3	Oil, Gas & Consumable Fuels	4,650	40,824
c	Transneft PJSC, 6.910%, pfd.	Oil, Gas & Consumable Fuels	77	194,866

	Total Preferred Stocks (Cost $400,739)			411,385

	Total Investments (Cost $6,955,899) 99.3%			7,066,213
	Other Assets, less Liabilities 0.7%			47,703

	Net Assets 100.0%			$7,113,916

See Abbreviations on page 266.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2018, the value of this security was $110,873, representing 1.6% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE South Korea ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.98	$25.75

Income from investment operations[b]:

Net investment income[c]	0.08	0.10

Net realized and unrealized gains (losses)	(2.31)	0.40

Total from investment operations	(2.23)	0.50

Less distributions from net investment income	(—)[d]	(0.27)

Net asset value, end of period	$23.75	$25.98

Total return[e]	(8.58)%	1.95%

Ratios to average net assets[f]

Total expenses	0.09%	0.09%

Net investment income	0.66%	0.94%

Supplemental data

Net assets, end of period (000’s)	$23,753	$25,981

Portfolio turnover rate[g]	1.42%	3.85%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE South Korea ETF

		Industry	Shares	Value
	Common Stocks 95.8%
	South Korea 95.8%
	Amorepacific Corp.	Personal Products	1,140	$268,235
	AmorePacific Group	Personal Products	1,040	87,475
	BGF Co. Ltd.	Industrial Conglomerates	980	8,305
	BGF Retail Co. Ltd.	Food & Staples Retailing	220	40,757
	BNK Financial Group Inc.	Banks	10,520	81,561
a,b	Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	1,820	151,277
a,b	Celltrion Inc.	Biotechnology	2,810	752,373
	Cheil Worldwide Inc.	Media	2,500	48,794
	CJ CheilJedang Corp.	Food Products	280	84,183
	CJ Corp.	Industrial Conglomerates	450	54,767
	CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	390	87,194
a	CJ Logistics Corp.	Road & Rail	270	38,458
	Coway Co. Ltd.	Household Durables	2,010	157,285
	Daelim Industrial Co. Ltd.	Construction & Engineering	980	72,975
a	Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	6,390	34,103
	DB Insurance Co. Ltd.	Insurance	1,700	111,571
	DGB Financial Group Inc.	Banks	5,540	50,693
	Dongsuh Cos. Inc.	Food & Staples Retailing	1,110	21,014
	Doosan Corp.	Industrial Conglomerates	200	24,611
a	Doosan Heavy Industries & Construction Co. Ltd.	Electrical Equipment	2,480	33,313
a	Doosan Infracore Co. Ltd.	Machinery	4,800	42,407
	E-MART Inc.	Food & Staples Retailing	730	136,556
	GS Engineering & Construction Corp.	Construction & Engineering	2,040	96,184
	GS Holdings Corp.	Oil, Gas & Consumable Fuels	1,840	91,399
	GS Retail Co. Ltd.	Food & Staples Retailing	960	33,320
	Hana Financial Group Inc.	Banks	10,700	429,736
	Hankook Tire Co. Ltd.	Auto Components	2,690	121,496
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	250	112,689
	Hanmi Science Co. Ltd.	Pharmaceuticals	470	37,202
	Hanon Systems	Auto Components	5,810	66,258
	Hanssem Co. Ltd.	Household Durables	350	24,169
a	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	1,280	29,310
	Hanwha Chemical Corp.	Chemicals	2,960	51,501
	Hanwha Corp.	Industrial Conglomerates	1,520	44,946
	Hanwha Life Insurance Co. Ltd.	Insurance	9,920	47,308
	HDC Holdings Co. Ltd.	Construction & Engineering	850	17,548
a	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	1,300	59,653
	Hite Jinro Co. Ltd.	Beverages	1,100	16,710
	Hotel Shilla Co. Ltd.	Specialty Retail	1,120	109,552
a	Hyosung Advanced Materials Corp.	Chemicals	110	14,032
a	Hyosung Chemical Corp.	Chemicals	80	11,034
	Hyosung Corp.	Industrial Conglomerates	330	14,280
a	Hyosung Heavy Industries Corp.	Electrical Equipment	230	12,316
a	Hyosung TNC Co. Ltd.	Textiles, Apparel & Luxury Goods	110	18,445
a	Hyundai Construction Equipment Co. Ltd.	Machinery	230	25,400
	Hyundai Department Store Co. Ltd.	Multiline Retail	540	48,389
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	2,620	159,432
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	670	78,522
a	Hyundai Heavy Industries Co. Ltd.	Machinery	1,520	184,305
a	Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	380	138,742
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	2,180	82,444
a	Hyundai Mipo Dockyard Co. Ltd.	Machinery	370	34,523
	Hyundai Mobis Co. Ltd.	Auto Components	2,360	485,085
	Hyundai Motor Co.	Automobiles	4,960	579,058
	Hyundai Steel Co.	Metals & Mining	2,700	137,525
	Hyundai Wia Corp.	Auto Components	570	21,762
	Industrial Bank of Korea	Banks	9,540	131,156
	Kakao Corp.	Interactive Media & Services	1,850	198,467
	Kangwon Land Inc.	Hotels, Restaurants & Leisure	3,830	99,095
	KB Financial Group Inc.	Banks	14,240	695,793

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	KCC Corp.	Building Products	200	$61,122
	KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	760	23,295
	Kia Motors Corp.	Automobiles	9,290	293,964
a	Korea Aerospace Industries Ltd.	Aerospace & Defense	2,330	73,728
	Korea Electric Power Corp.	Electric Utilities	9,200	243,426
a	Korea Gas Corp.	Gas Utilities	950	51,986
	Korea Investment Holdings Co. Ltd.	Capital Markets	1,370	93,989
	Korea Zinc Co. Ltd.	Metals & Mining	360	141,501
	Korean Air Lines Co. Ltd.	Airlines	1,720	43,572
	KT&G Corp.	Tobacco	3,990	374,091
	Kumho Petrochemical Co. Ltd.	Chemicals	630	55,943
	LG Chem Ltd.	Chemicals	1,650	543,678
	LG Corp.	Industrial Conglomerates	3,250	212,711
	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	8,050	138,612
	LG Electronics Inc.	Household Durables	3,890	248,988
	LG Household & Health Care Ltd.	Personal Products	313	360,052
	LG Uplus Corp.	Diversified Telecommunication Services	6,960	114,824
	Lotte Chemical Corp.	Chemicals	530	132,829
	Lotte Chilsung Beverage Co. Ltd.	Beverages	10	12,549
a	Lotte Corp.	Industrial Conglomerates	2,140	110,159
	LOTTE Fine Chemical Co. Ltd.	Chemicals	630	29,477
	Lotte Shopping Co. Ltd.	Multiline Retail	400	75,547
	LS Corp.	Electrical Equipment	620	38,287
	Mando Corp.	Auto Components	1,190	37,012
	Mirae Asset Daewood Co. Ltd.	Capital Markets	13,530	103,312
	Naver Corp.	Interactive Media & Services	970	626,117
	NCsoft Corp.	Software	620	247,329
	Netmarble Corp.	Software	640	66,351
	NH Investment & Securities Co. Ltd.	Capital Markets	4,620	59,559
a	NHN Entertainment Corp.	Software	360	19,862
	Nongshim Co. Ltd.	Food Products	120	26,342
	OCI Co. Ltd.	Chemicals	650	64,458
	Orion Corp.	Food Products	780	74,185
	Ottogi Corp.	Food Products	45	30,304
	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	1,640	30,974
	POSCO	Metals & Mining	2,460	653,117
	Posco Daewoo Corp.	Trading Companies & Distributors	1,770	33,429
	S-1 Corp.	Commercial Services & Supplies	690	56,855
	S-Oil Corp.	Oil, Gas & Consumable Fuels	1,480	182,790
a	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	480	231,075
	Samsung C&T Corp.	Industrial Conglomerates	2,990	349,069
	Samsung Card Co. Ltd.	Consumer Finance	1,100	36,493
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	2,010	251,873
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	99,130	4,151,083
a	Samsung Engineering Co. Ltd.	Construction & Engineering	5,680	98,827
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	1,180	302,114
a	Samsung Heavy Industries Co. Ltd.	Machinery	15,760	114,799
	Samsung Life Insurance Co. Ltd.	Insurance	2,290	200,872
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	1,900	442,777
	Samsung SDS Co. Ltd.	IT Services	1,150	239,486
	Samsung Securities Co. Ltd.	Capital Markets	2,270	66,816
	Shinhan Financial Group Co. Ltd.	Banks	16,460	667,749
	Shinsegae Co. Ltd.	Multiline Retail	250	81,699
a	SillaJen Inc.	Biotechnology	1,890	174,475
	SK Holdings Co. Ltd.	Industrial Conglomerates	1,200	310,480
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	19,240	1,267,923
	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	2,180	422,538
	SK Networks Co. Ltd.	Trading Companies & Distributors	5,350	26,527
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	820	208,465
	SKC Co. Ltd.	Chemicals	690	26,530

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Woori Bank	Banks	18,310	$278,962
	Yuhan Corp.	Pharmaceuticals	300	65,585

	Total Common Stocks (Cost $25,726,659)			22,749,236

	Preferred Stocks 4.1%
	South Korea 4.1%
c	Amorepacific Corp., 0.935%, pfd.	Personal Products	380	47,104
c	CJ CheilJedang Corp., 2.392%, pfd.	Food Products	50	5,747
c	Hanwha Corp., 4.365%, pfd.	Industrial Conglomerates	770	10,274
c	Hyundai Motor Co., 5.172%, pfd.	Automobiles	790	55,765
c	Hyundai Motor Co., 4.841%, pfd., 2	Automobiles	1,260	96,211
c	LG Chem Ltd., 2.966%, pfd.	Chemicals	280	51,494
c	LG Electronics Inc., 1.508%, pfd.	Household Durables	620	16,684
c	LG Household & Health Care Ltd., 1.126%, pfd.	Personal Products	80	57,985
a,c	Mirae Asset Daewoo Co. Ltd., pfd.	Capital Markets	4,700	18,071
c	Samsung Electronics Co. Ltd., 3.009%, pfd.	Technology Hardware, Storage & Peripherals	17,400	593,725
c	Samsung Fire & Marine Insurance Co. Ltd., 5.452%, pfd.	Insurance	100	16,543

	Total Preferred Stocks (Cost $1,112,998)			969,603

	Total Investments before Short Term Investments (Cost $26,839,657)			23,718,839

	Short-Term Investments (Cost $693,195) 2.9%
	Investments from Cash Collateral Received for Loaned Securities 2.9%
	Money Market Funds 2.9%
d,e	Institutional Fiduciary Trust Money Market Portfolio, 1.69%		693,195	693,195

	Total Investments (Cost $27,532,852) 102.8%			24,412,034
	Other Assets, less Liabilities (2.8)%			(658,774)

	Net Assets 100.0%			$23,753,260

aNon-income producing.

bA portion or all of the security is on loan at September 30, 2018. See Note 1(d).

cVariable rate security. The rate shown represents the yield at period end.

dSee Note 3(c) regarding investments in affiliated management investment companies.

eThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Kospi 200 Mini	Long	1	$13,557	10/11/18	$385

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 266.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Switzerland ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$23.11	$23.56

Income from investment operations[b]:

Net investment income[c]	0.39	0.22

Net realized and unrealized gains (losses)	0.49	(0.67)

Total from investment operations	0.88	(0.45)

Less distributions from net investment income	(0.61)	—

Net asset value, end of period	$23.38	$23.11

Total return[d]	4.00%	(1.91)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	3.45%	6.54%

Supplemental data

Net assets, end of period (000’s)	$4,675	$2,311

Portfolio turnover rate[f]	6.58%	2.72%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE Switzerland ETF

		Industry	Shares	Value
	Common Stocks 99.7%
	Austria 0.4%
a	AMS AG	Semiconductors & Semiconductor Equipment	326	$18,309

	Switzerland 99.3%
	ABB Ltd.	Electrical Equipment	6,978	165,663
	Adecco Group AG	Professional Services	646	34,086
	Baloise Holding AG	Insurance	200	30,651
	Banque Cantonale Vaudoise	Banks	14	10,434
	Barry Callebaut AG	Food Products	8	15,233
	Chocoladefabriken Lindt & Spruengli AG	Food Products	10	70,434
a	Clariant AG	Chemicals	846	22,120
	Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	1,994	163,309
a	Credit Suisse Group AG	Capital Markets	10,102	152,544
	DKSH Holding AG	Professional Services	112	7,659
a	Dufry AG	Specialty Retail	130	14,726
	EMS-Chemie Holding AG	Chemicals	32	19,165
	Flughafen Zurich AG	Transportation Infrastructure	82	16,655
	Geberit AG	Building Products	152	70,834
	Georg Fischer AG	Machinery	16	18,182
	Givaudan AG	Chemicals	38	93,872
	Helvetia Holding AG	Insurance	30	18,366
a	Julius Baer Group Ltd.	Capital Markets	914	45,953
	Kuehne + Nagel International AG	Marine	212	33,749
a	LafargeHolcim Ltd., B	Construction Materials	1,998	99,102
	Logitech International SA	Technology Hardware, Storage & Peripherals	610	27,390
a	Lonza Group AG	Life Sciences Tools & Services	312	107,002
	Nestle SA	Food Products	10,880	911,345
	Novartis AG	Pharmaceuticals	7,920	684,324
a	OC Oerlikon Corp. AG	Machinery	818	11,272
	Pargesa Holding SA, B	Diversified Financial Services	162	13,077
	Partners Group Holding AG	Capital Markets	70	55,789
	PSP Swiss Property AG	Real Estate Management & Development	168	16,348
	Roche Holding AG	Pharmaceuticals	2626	639,263
	Schindler Holding AG	Machinery	82	19,879
	Schindler Holding AG, PC	Machinery	172	43,070
	SGS SA	Professional Services	22	58,198
	Sika AG	Chemicals	586	85,728
	Sonova Holding AG	Health Care Equipment & Supplies	214	42,787
	Straumann Holding AG	Health Care Equipment & Supplies	42	31,732
	Sulzer AG	Machinery	54	6,518
	Swatch Group AG	Textiles, Apparel & Luxury Goods	316	64,584
a	Swiss Life Holding AG	Insurance	144	54,840
a	Swiss Prime Site AG	Real Estate Management & Development	318	27,233
	Swiss Re AG	Insurance	1,266	117,424
	Swisscom AG	Diversified Telecommunication Services	108	49,246
a	Temenos AG	Software	246	40,093
a	UBS Group AG	Capital Markets	13,438	213,236
	Vifor Pharma AG	Pharmaceuticals	186	32,400
	Zurich Insurance Group AG	Insurance	584	185,459

				4,640,974

	Total Investments (Cost $4,676,228) 99.7%			4,659,283
	Other Assets, less Liabilities 0.3%			15,932

	Net Assets 100.0%			$4,675,215

See Abbreviations on page 266.

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Taiwan ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$26.34	$25.59

Income from investment operations[b]:

Net investment income (loss)[c]	0.80	(0.02)

Net realized and unrealized gains (losses)	(0.53)	0.77

Total from investment operations	0.27	0.75

Net asset value, end of period	$26.61	$26.34

Total return[d]	1.02%	2.93%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%

Net investment income (loss)	6.22%	(0.19)%

Supplemental data

Net assets, end of period (000’s)	$5,323	$5,268

Portfolio turnover rate[f]	5.78%	3.63%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE Taiwan ETF

		Industry	Shares	Value
	Common Stocks 99.9%
	Taiwan 99.9%
a	Acer Inc.	Technology Hardware, Storage & Peripherals	29,000	$23,982
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	4,000	29,804
a	ASE Industrial Holding Co. Ltd.	Semiconductors & Semiconductor Equipment	34,000	82,959
	Asia Cement Corp.	Construction Materials	23,000	31,261
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	7,000	60,525
	AU Optronics Corp.	Electronic Equipment, Instruments & Components	88,000	37,179
	Capital Securities Corp.	Capital Markets	22,470	7,580
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	7,310	80,443
	Cathay Financial Holding Co. Ltd.	Insurance	79,000	135,837
	Chailease Holding Co. Ltd.	Diversified Financial Services	12,000	42,053
	Chang Hwa Commercial Bank Ltd.	Banks	61,360	37,982
	Cheng Shin Rubber Industry Co. Ltd.	Auto Components	19,000	29,869
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	6,030	12,205
	China Airlines Ltd.	Airlines	26,000	7,877
	China Development Financial Holding Corp.	Banks	140,000	52,271
	China Life Insurance Co. Ltd.	Insurance	26,000	26,142
	China Motor Corp.	Automobiles	7,000	5,880
	China Steel Corp.	Metals & Mining	124,000	103,560
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	38,000	136,901
	Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	42,000	26,067
	CTBC Financial Holding Co. Ltd.	Banks	183,000	137,851
	Delta Electronics Inc.	Electronic Equipment, Instruments & Components	22,000	94,390
	E.Sun Financial Holding Co. Ltd.	Banks	104,000	76,809
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	2,000	24,760
	Epistar Corp.	Semiconductors & Semiconductor Equipment	10,000	11,365
	Eternal Materials Co. Ltd.	Chemicals	9,630	8,358
	EVA Airways Corp.	Airlines	21,000	10,214
	Evergreen Marine Corp. Taiwan Ltd.	Marine	21,000	8,804
	Far Eastern International Bank	Banks	20,542	7,266
	Far Eastern New Century Corp.	Industrial Conglomerates	40,000	46,769
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	16,000	38,149
	Feng Hsin Steel Co. Ltd.	Metals & Mining	5,000	9,924
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	3,000	18,472
	First Financial Holding Co. Ltd.	Banks	97,950	66,726
	Formosa Chemicals & Fibre Corp.	Chemicals	35,000	146,726
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	14,000	67,861
	Formosa Plastics Corp.	Chemicals	49,000	187,764
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	11,000	13,420
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	11,000	26,840
	Fubon Financial Holding Co. Ltd.	Diversified Financial Services	74,000	125,543
	Giant Manufacturing Co. Ltd.	Leisure Products	3,000	12,871
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	2,100	23,144
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	150,000	389,087
a	HTC Corp.	Technology Hardware, Storage & Peripherals	7,000	9,308
	Hua Nan Financial Holdings Co. Ltd.	Banks	88,000	53,319
	Innolux Corp.	Electronic Equipment, Instruments & Components	86,000	29,856
	Inventec Corp.	Technology Hardware, Storage & Peripherals	30,000	26,922
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	1,020	121,433
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	21,000	26,411
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	15,000	121,098
	Mega Financial Holding Co. Ltd.	Banks	110,000	99,073
	Nan Ya Plastics Corp.	Chemicals	57,000	158,307
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	8,000	15,223
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	6,000	29,673
a	OBI Pharma Inc.	Biotechnology	1,000	4,765
	Oriental Union Chemical Corp.	Chemicals	7,000	7,806
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	20,000	40,022
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	27,000	28,518

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE Taiwan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Taiwan (continued)
President Chain Store Corp.	Food & Staples Retailing	5,650	$66,339
Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	27,000	47,044
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	5,000	22,271
Shin Kong Financial Holding Co. Ltd.	Insurance	92,000	36,007
SinoPac Financial Holdings Co. Ltd.	Banks	106,040	38,724
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	14,000	17,859
Taishin Financial Holding Co. Ltd.	Banks	99,167	47,906
Taiwan Business Bank	Banks	42,640	15,501
Taiwan Cement Corp.	Construction Materials	46,000	61,920
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	91,610	55,807
Taiwan Fertilizer Co. Ltd.	Chemicals	7,000	10,661
Taiwan Glass Industry Corp.	Building Products	16,000	8,515
Taiwan High Speed Rail Corp.	Transportation Infrastructure	21,000	20,565
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	16,000	57,381
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	3,000	8,666
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	122,750	1,055,313
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	18,000	13,058
TPK Holding Co. Ltd.	Electronic Equipment, Instruments & Components	3,000	5,149
Transcend Information Inc.	Technology Hardware, Storage & Peripherals	3,000	6,878
U-Ming Marine Transport Corp.	Marine	4,000	4,598
Uni-President Enterprises Corp.	Food Products	48,000	125,294
Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	13,000	8,537
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	119,000	62,943
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	9,000	20,044
Walsin Lihwa Corp.	Electrical Equipment	31,000	20,864
Walsin Technology Corp.	Electronic Equipment, Instruments & Components	5,000	34,880
Wan Hai Lines Ltd.	Marine	7,000	3,829
Wistron Corp.	Technology Hardware, Storage & Peripherals	27,793	18,114
Yageo Corp.	Electronic Equipment, Instruments & Components	4,000	60,132
Yuanta Financial Holding Co. Ltd.	Capital Markets	113,000	59,585
Yulon Motor Co. Ltd.	Automobiles	10,000	7,107

Total Investments (Cost $5,280,970) 99.9%			5,316,715
Other Assets, less Liabilities 0.1%			5,815

Net Assets 100.0%			$5,322,530

See Abbreviations on page 266.

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE United Kingdom ETF

	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.23	$24.89

Income from investment operations[b]:

Net investment income[c]	0.54	0.38

Net realized and unrealized gains (losses)	(0.30)	0.07

Total from investment operations	0.24	0.45

Less distributions from net investment income	(0.52)	(0.11)

Net asset value, end of period	$24.95	$25.23

Total return[d]	0.93%	1.80%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%

Net investment income	4.31%	3.68%

Supplemental data

Net assets, end of period (000’s)	$13,723	$2,523

Portfolio turnover rate[f]	4.28%	1.61%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin FTSE United Kingdom ETF

		Industry		Shares	Value
	Common Stocks 99.2%
	Germany 0.3%
	TUI AG	Hotels, Restaurants & Leisure		2,222	$42,682

	Ireland 1.6%
	CRH PLC	Construction Materials		4,191	137,288
	Paddy Power Betfair PLC	Hotels, Restaurants & Leisure		407	34,445
	Smurfit Kappa Group PLC	Containers & Packaging		1,210	47,937

					219,670

	Russia 0.2%
	Evraz PLC	Metals & Mining		2,541	18,775
	Polymetal International PLC	Metals & Mining		1,133	9,077

					27,852

	South Africa 0.2%
	Investec PLC	Capital Markets		3,245	22,834

	Switzerland 2.8%
a	Coca-Cola HBC AG	Beverages		1,001	34,109
	Ferguson PLC	Trading Companies & Distributors		1,177	99,997
a	Glencore PLC	Metals & Mining		58,861	254,605

					388,711

	United Arab Emirates 0.2%
	NMC Health PLC	Health Care Providers & Services		429	18,987

	United Kingdom 93.5%
	3i Group PLC	Capital Markets		4,829	59,270
	Admiral Group PLC	Insurance		1,034	28,046
	Anglo American PLC	Metals & Mining		4,972	111,715
	Antofagasta PLC	Metals & Mining		1,771	19,746
	Ashmore Group PLC	Capital Markets		1,958	9,294
	Ashtead Group PLC	Trading Companies & Distributors		2,453	77,956
	Associated British Foods PLC	Food Products		1,771	52,887
	AstraZeneca PLC	Pharmaceuticals		6,402	497,823
	Auto Trader Group PLC	Interactive Media & Services		4,576	26,650
	Aveva Group PLC	Software		319	12,039
	Aviva PLC	Insurance		19,712	125,828
	B&M European Value Retail SA	Multiline Retail		4,367	22,027
	Babcock International Group PLC	Commercial Services & Supplies		1,287	12,134
	BAE Systems PLC	Aerospace & Defense		16,082	132,080
	Barclays PLC	Banks		85,954	192,545
	Barratt Developments PLC	Household Durables		5,115	37,820
	Bellway PLC	Household Durables		627	24,644
	BHP Billiton PLC	Metals & Mining		10,472	228,219
	BP PLC	Oil, Gas & Consumable Fuels		98,626	757,918
	British American Tobacco PLC	Tobacco		11,506	537,833
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	4,994	40,169
	BT Group PLC	Diversified Telecommunication Services		42,020	123,456
	Bunzl PLC	Trading Companies & Distributors		1,716	53,997
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		2,101	55,207
	Capita PLC	Professional Services		8,525	15,886
	Capital & Counties Properties PLC	Real Estate Management & Development		3,729	12,950
	Centrica PLC	Multi-Utilities		28,050	56,660
	Cineworld Group PLC	Media		5,038	20,734
a	Cobham PLC	Aerospace & Defense		12,210	18,589
	Compass Group PLC	Hotels, Restaurants & Leisure		7,975	177,421
	ConvaTec Group PLC	Health Care Equipment & Supplies		7,535	22,836
	Croda International PLC	Chemicals		649	44,026
	CYBG PLC	Banks		4,510	19,044
	DCC PLC	Industrial Conglomerates		440	39,964

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE United Kingdom ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	517	$19,262
	Diageo PLC	Beverages		12,177	431,761
	Direct Line Insurance Group PLC	Insurance		7,018	29,643
	Dixons Carphone PLC	Specialty Retail		5,093	11,267
	DS Smith PLC	Containers & Packaging		6,446	40,205
	easyJet PLC	Airlines		1,111	19,037
	Experian PLC	Professional Services		4,609	118,434
	Fresnillo PLC	Metals & Mining		946	10,133
	G4S PLC	Commercial Services & Supplies		7,898	24,925
	GlaxoSmithKline PLC	Pharmaceuticals		24,618	493,360
	GVC Holdings PLC	Hotels, Restaurants & Leisure		2,882	34,520
	Halma PLC	Electronic Equipment, Instruments & Components		1,936	36,481
	Hammerson PLC	Equity Real Estate Investment Trusts (REITs	)	4,048	24,108
	Hargreaves Lansdown PLC	Capital Markets		1,342	39,113
	Hikma Pharmaceuticals PLC	Pharmaceuticals		715	17,249
	Hiscox Ltd.	Insurance		1,430	30,676
	Howden Joinery Group PLC	Trading Companies & Distributors		2,882	17,623
	HSBC Holdings PLC	Banks		101,475	886,336
	IMI PLC	Machinery		1,375	19,670
	Imperial Brands PLC	Tobacco		4,785	166,667
	Inchcape PLC	Distributors		2,079	18,137
	Informa PLC	Media		6,226	61,883
	Inmarsat PLC	Diversified Telecommunication Services		2,387	15,564
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		957	59,653
	International Consolidated Airlines Group SA	Airlines		5,060	43,563
	Intertek Group PLC	Professional Services		803	52,274
	Intu Properties PLC	Equity Real Estate Investment Trusts (REITs	)	4,521	9,085
	ITV PLC	Media		18,942	38,991
	J Sainsbury PLC	Food & Staples Retailing		8,217	34,482
	JD Sports Fashion PLC	Specialty Retail		1,793	10,735
	John Wood Group PLC	Energy Equipment & Services		3,355	33,758
	Johnson Matthey PLC	Chemicals		968	44,964
a	Just Eat PLC	Internet & Direct Marketing Retail		2,926	25,572
	KAZ Minerals PLC	Metals & Mining		1,210	8,672
	Kingfisher PLC	Specialty Retail		10,879	36,602
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	3,608	41,564
	Legal & General Group PLC	Insurance		29,722	101,626
	Lloyds Banking Group PLC	Banks		361,911	279,725
	London Stock Exchange Group PLC	Capital Markets		1,573	94,071
	Marks & Spencer Group PLC	Multiline Retail		8,294	31,236
	Mediclinic International PLC	Health Care Providers & Services		1,991	11,138
	Meggitt PLC	Aerospace & Defense		3,949	29,168
	Melrose Industries PLC	Electrical Equipment		24,211	63,113
	Merlin Entertainments PLC	Hotels, Restaurants & Leisure		3,586	18,724
	Micro Focus International PLC	Software		2,145	39,986
	Mondi PLC	Paper & Forest Products		1,859	51,006
	National Grid PLC	Multi-Utilities		17,094	176,414
	NEX Group PLC	Capital Markets		1,573	20,390
	Next PLC	Multiline Retail		671	48,073
a	Ocado Group PLC	Internet & Direct Marketing Retail		2,189	25,668
	Pearson PLC	Media		3,971	46,088
	Pennon Group PLC	Water Utilities		2,123	19,745
	Persimmon PLC	Household Durables		1,540	47,495
	Phoenix Group Holdings	Insurance		2,849	25,115
	Prudential PLC	Insurance		13,101	300,599
	Quilter PLC	Capital Markets		9,064	15,874
	Randgold Resources Ltd.	Metals & Mining		462	32,835
	Reckitt Benckiser Group PLC	Household Products		3,146	287,834

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE United Kingdom ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	RELX PLC	Professional Services		9,636	$203,064
	Renishaw PLC	Electronic Equipment, Instruments & Components		165	10,208
	Rentokil Initial PLC	Commercial Services & Supplies		9,350	38,822
	Rightmove PLC	Interactive Media & Services		4,554	27,971
	Rio Tinto PLC	Metals & Mining		5,819	294,425
a	Rolls-Royce Holdings PLC	Aerospace & Defense		8,349	107,503
	Royal Bank of Scotland Group PLC	Banks		22,748	74,161
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		23,243	799,124
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		18,909	663,061
	Royal Mail PLC	Air Freight & Logistics		4,675	29,086
	RPC Group PLC	Containers & Packaging		2,079	21,553
	RSA Insurance Group PLC	Insurance		5,236	39,261
	Schroders PLC	Capital Markets		572	23,086
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	5,115	42,543
	Severn Trent PLC	Water Utilities		1,210	29,175
	Shire PLC	Biotechnology		4,532	273,247
	Sky PLC	Media		5,214	117,560
	Smith & Nephew PLC	Health Care Equipment & Supplies		4,411	80,502
	Smiths Group PLC	Industrial Conglomerates		2,024	39,472
	Spirax-Sarco Engineering PLC	Machinery		363	34,556
	SSE PLC	Electric Utilities		5,159	77,098
	St. James’s Place Capital PLC	Capital Markets		2,651	39,549
	Standard Chartered PLC	Banks		13,629	113,107
	Standard Life Aberdeen PLC	Diversified Financial Services		14,718	58,711
	Tate & Lyle PLC	Food Products		2,354	20,960
	Taylor Wimpey PLC	Household Durables		16,500	36,966
	Tesco PLC	Food & Staples Retailing		48,653	152,143
	The Berkeley Group Holdings PLC	Household Durables		616	29,553
	The Sage Group PLC	Software		5,500	42,058
	Travis Perkins PLC	Trading Companies & Distributors		1,287	17,882
	Unilever PLC	Personal Products		5,621	309,035
	United Utilities Group PLC	Water Utilities		3,454	31,710
	Vodafone Group PLC	Wireless Telecommunication Services		134,530	288,589
	Weir Group PLC	Machinery		1,309	30,094
	Whitbread PLC	Hotels, Restaurants & Leisure		913	56,160
	William Hill PLC	Hotels, Restaurants & Leisure		4,367	14,357
	William Morrison Supermarkets PLC	Food & Staples Retailing		11,066	37,433
	WPP PLC	Media		6,160	90,330

					12,833,420

	United States 0.4%
	Carnival PLC	Hotels, Restaurants & Leisure		858	53,303

	Total Investments (Cost $13,938,183) 99.2%				13,607,459
	Other Assets, less Liabilities 0.8%				115,406

	Net Assets 100.0%				$13,722,865

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin FTSE United Kingdom ETF (continued)

At September 30, 2018, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
FTSE 100 Index	Long	1	$97,628	12/21/18	$2,817

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 266.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2018 (unaudited)

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$19,008,345	$6,587,357	$12,142,948	$5,005,440

Value – Unaffiliated issuers	$17,500,422	$6,268,995	$10,518,702	$4,989,595
Cash	7,953	805	32,894	58
Foreign currency, at value (cost $31,308, $27,540, $28,496 and $-, respectively)	31,295	27,548	28,720	—
Receivables:
Investment securities sold	6,587	—	—	—
Dividends	33,932	20,418	59,802	8,916
Deposits with brokers for:
Futures contracts	2,600	—	20,656	—

Total assets	17,582,789	6,317,766	10,660,774	4,998,569

Liabilities:
Payables:
Investment securities purchased	15,434	14,845	—	—
Management fees	2,719	482	2,677	368
Variation margin on futures contracts	326	—	3,827	—
Foreign currency advanced by custodian	—	—	—	873
Deferred tax	7,041	—	—	—

Total liabilities	25,520	15,327	6,504	1,241

Net assets, at value	$17,557,269	$6,302,439	$10,654,270	$4,997,328

Net assets consist of:
Paid-in capital	$18,898,409	$6,295,961	$21,949,885	$4,983,626
Total distributable earnings (loss)	(1,341,140)	6,478	(11,295,615)	13,702

Net assets, at value	$17,557,269	$6,302,439	$10,654,270	$4,997,328

Shares outstanding	800,000	250,000	500,000	200,000

Net asset value per share	$21.95	$25.21	$21.31	$24.99

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2018 (unaudited)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$42,244,498	$85,565,954	$36,344,398	$2,527,327

Value – Unaffiliated issuers	$37,048,139	$82,279,366	$34,665,740	$2,546,421
Cash	6,150	8,583	109,379	100
Foreign currency, at value (cost $84,339, $255,083, $192,955 and $2,308, respectively)	84,210	252,564	190,821	2,275
Receivables:
Investment securities sold	—	—	—	2,602
Dividends	77,137	188,737	65,684	4,100
Deposits with brokers for:
Futures contracts	2,193	12,421	24,955	—
Unrealized appreciation on OTC forward exchange contracts	—	—	125,193	—

Total assets	37,217,829	82,741,671	35,181,772	2,555,498

Liabilities:
Payables:
Investment securities purchased	102,483	26,158	12,721	—
Management fees	5,721	6,230	2,571	187
Variation margin on futures contracts	2,122	1,863	5,307	—
Unrealized depreciation on OTC forward exchange contracts	—	—	76,128	—

Total liabilities	110,326	34,251	96,727	187

Net assets, at value	$37,107,503	$82,707,420	$35,085,045	$2,555,311

Net assets consist of:
Paid-in capital	$42,112,935	$85,900,939	$34,927,597	$2,532,072
Total distributable earnings (loss)	(5,005,432)	(3,193,519)	157,448	23,239

Net assets, at value	$37,107,503	$82,707,420	$35,085,045	$2,555,311

Shares outstanding	1,600,000	3,400,000	1,400,000	100,000

Net asset value per share	$23.19	$24.33	$25.06	$25.55

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2018 (unaudited)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$2,527,322	$11,356,623	$6,975,731	$2,648,101

Value – Unaffiliated issuers	$2,275,254	$11,180,024	$6,469,100	$2,302,125
Cash	16	3,450	28,989	53
Foreign currency, at value (cost $3,036, $18,717, $- and $7,798, respectively)	2,992	18,687	—	7,685
Receivables:
Dividends	6,699	26,927	3,022	630
Deposits with brokers for:
Futures contracts	—	2,815	825	5

Total assets	2,284,961	11,231,903	6,501,936	2,310,498

Liabilities:
Payables:
Investment securities purchased	985	2,002	—	—
Management fees	170	818	1,062	173
Variation margin on futures contracts	—	786	165	—
Deferred tax	—	—	10,038	—

Total liabilities	1,155	3,606	11,265	173

Net assets, at value	$2,283,806	$11,228,297	$6,490,671	$2,310,325

Net assets consist of:
Paid-in capital	$2,554,846	$11,355,368	$6,996,327	$2,717,135
Total distributable earnings (loss)	(271,040)	(127,071)	(505,656)	(406,810)

Net assets, at value	$2,283,806	$11,228,297	$6,490,671	$2,310,325

Shares outstanding	100,000	450,000	300,000	100,000

Net asset value per share	$22.84	$24.95	$21.64	$23.10

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2018 (unaudited)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Mexico ETF	Franklin FTSE Russia ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$262,154,153	$48,559,211	$3,690,408	$6,955,899
Cost – Non-controlled affiliates (Note 3c)	184,230	—	—	—

Value – Unaffiliated issuers+	$254,603,383	$48,278,729	$3,905,565	$7,066,213
Value – Non-controlled affiliates (Note 3c)	184,230	—	—	—
Cash	100,520	2,371	1,435	19,169
Foreign currency, at value (cost $316,659, $35,950, $1,677 and $-, respectively)	315,725	35,843	1,704	—
Receivables:
Dividends	1,900,259	356,977	375	38,828
Deposits with brokers for:
Futures contracts	64,023	13,946	—	—
Variation margin for futures contracts	25,892	—	—	—
Unrealized appreciation on OTC forward exchange contracts	—	1,180,249	—	—

Total assets	257,194,032	49,868,115	3,909,079	7,124,210

Liabilities:
Payables:
Investment securities purchased	—	921,364	—	9,262
Management fees	17,667	3,459	599	1,032
Variation margin for futures contracts	—	3,128	—	—
Payable upon return of securities loaned	184,230	—	—	—
Unrealized depreciation on OTC forward exchange contracts	—	10,241	—	—

Total liabilities	201,897	938,192	599	10,294

Net assets, at value	$256,992,135	$48,929,923	$3,908,480	$7,113,916

Net assets consist of:
Paid-in capital	$262,772,644	$47,422,041	$3,707,607	$6,815,959
Total distributable earnings (loss)	(5,780,509)	1,507,882	200,873	297,957

Net assets, at value	$256,992,135	$48,929,923	$3,908,480	$7,113,916

Shares outstanding	9,600,000	1,800,000	150,000	300,000

Net asset value per share	$26.77	$27.18	$26.06	$23.71

+Includes securities loaned	$175,328	—	—	—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

September 30, 2018 (unaudited)

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$26,839,657	$4,676,228	$5,280,970	$13,938,183
Cost – Non-controlled affiliates (Note 3c)	693,195	—	—	—

Value – Unaffiliated issuers+	$23,718,839	$4,659,283	$5,316,715	$13,607,459
Value – Non-controlled affiliates (Note 3c)	693,195	—	—	—
Cash	2,206	1,605	2,095	1,604
Foreign currency, at value (cost $16,494, $2,348, $3,833 and $107,034, respectively)	16,494	2,345	3,844	106,079
Receivables:
Investment securities sold	17,735	—	—	—
Dividends	39,301	12,178	4,308	20,624
Deposits with brokers for:
Futures contracts	914	—	—	4,103

Total assets	24,488,684	4,675,411	5,326,962	13,739,869

Liabilities:
Payables:
Investment securities purchased	40,499	—	3,614	15,632
Management fees	1,720	196	818	1,018
Variation margin on futures contracts	10	—	—	354
Payable upon return of securities loaned	693,195	—	—	—

Total liabilities	735,424	196	4,432	17,004

Net assets, at value	$23,753,260	$4,675,215	$5,322,530	$13,722,865

Net assets consist of:
Paid-in capital	$26,906,909	$4,708,515	$5,127,889	$13,888,322
Total distributable earnings (loss)	(3,153,649)	(33,300)	194,641	(165,457)

Net assets, at value	$23,753,260	$4,675,215	$5,322,530	$13,722,865

Shares outstanding	1,000,000	200,000	200,000	550,000

Net asset value per share	$23.75	$23.38	$26.61	$24.95

+Includes securities loaned	$660,081	—	—	—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2018 (unaudited)

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$316,801	$145,627	$488,651	$53,042

Total investment income	316,801	145,627	488,651	53,042

Expenses:
Management fees (Note 3a)	15,428	2,853	29,971	1,856
Other	—	—	16	—

Total expenses	15,428	2,853	29,987	1,856

Net investment income	301,373	142,774	458,664	51,186

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(44,714)	(9,103)	(9,801,368)	(8,323)
In-kind redemptions	—	219,539	—	—
Foreign currency transactions	(1,662)	(965)	(47,713)	93
Futures contracts	(7,139)	—	1,705	—

Net realized gain (loss)	(53,515)	209,471	(9,847,376)	(8,230)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(1,492,385)	(143,694)	(1,699,169)	150,010
Translation of other assets and liabilities denominated in foreign currencies	79	361	(4,765)	15
Futures contracts	1,035	—	3,828	—
Change in deferred taxes on unrealized appreciation	(7,001)	—	—	—

Net change in unrealized appreciation (depreciation)	(1,498,272)	(143,333)	(1,700,106)	150,025

Net realized and unrealized gain (loss)	(1,551,787)	66,138	(11,547,482)	141,795

Net increase (decrease) in net assets resulting from operations	$(1,250,414)	$208,912	$(11,088,818)	$192,981

[a]Foreign taxes withheld on dividends	$35,480	$3,027	$38,024	$9,361

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2018 (unaudited)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$618,218	$2,307,547	$765,673	$61,843

Total investment income	618,218	2,307,547	765,673	61,843

Expenses:
Management fees (Note 3a)	31,186	45,360	15,797	1,153
Other	—	—	125	—

Total expenses	31,186	45,360	15,922	1,153

Net investment income	587,032	2,262,187	749,751	60,690

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(218,328)	(135,753)	(85,902)	(6,600)
In-kind redemptions	—	(295,095)	—	—
Foreign currency transactions	196	(83,595)	(17,039)	(497)
Futures contracts	(12,050)	12,045	(408)	—
Forward exchange contracts	—	—	2,095,967	—

Net realized gain (loss)	(230,182)	(502,398)	1,992,618	(7,097)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(3,938,669)	(2,088,726)	(799,540)	20,117
Translation of other assets and liabilities denominated in foreign currencies	143	(3,589)	1,341	(171)
Futures contracts	467	9,475	7,030	—
Forward exchange contracts	—	—	234,034	—

Net change in unrealized appreciation (depreciation)	(3,938,059)	(2,082,840)	(557,135)	19,946

Net realized and unrealized gain (loss)	(4,168,241)	(2,585,238)	1,435,483	12,849

Net increase (decrease) in net assets resulting from operations	$(3,581,209)	$(323,051)	$2,185,234	$73,539

[a]Foreign taxes withheld on dividends	$50,895	$252,278	$82,580	$10,493

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2018 (unaudited)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$56,149	$202,753	$35,646	$84,471

Total investment income	56,149	202,753	35,646	84,471

Expenses:
Management fees (Note 3a)	1,083	3,789	3,945	1,893

Total expenses	1,083	3,789	3,945	1,893

Net investment income	55,066	198,964	31,701	82,578

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(17,140)	(39,191)	(9,355)	(12,157)
In-kind redemptions	—	—	—	(81,519)
Foreign currency transactions	(497)	252	(6,012)	(663)
Futures contracts	—	(2,950)	679	(1,137)

Net realized gain (loss)	(17,637)	(41,889)	(14,688)	(95,476)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(153,714)	(417,076)	(398,570)	(417,364)
Translation of other assets and liabilities denominated in foreign currencies	(229)	24	(11)	(153)
Futures contracts	—	356	(469)	—
Change in deferred taxes on unrealized appreciation	—	—	(8,146)	—

Net change in unrealized appreciation (depreciation)	(153,943)	(416,696)	(407,196)	(417,517)

Net realized and unrealized gain (loss)	(171,580)	(458,585)	(421,884)	(512,993)

Net increase (decrease) in net assets resulting from operations	$(116,514)	$(259,621)	$(390,183)	$(430,415)

[a]Foreign taxes withheld on dividends	$8,219	$138	$—	$14,545

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FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2018 (unaudited)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Mexico ETF	Franklin FTSE Russia ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$2,250,062	$439,687	$48,713	$198,805
Income from securities loaned (net of fees and rebates)	1,434	—	—	—

Total investment income	2,251,496	439,687	48,713	198,805

Expenses:
Management fees (Note 3a)	87,745	20,917	3,289	4,310
Other	853	174	—	—

Total expenses	88,598	21,091	3,289	4,310

Net investment income	2,162,898	418,596	45,424	194,495

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(232,739)	(24,891)	(29,248)	3,124
Foreign currency transactions	(70,102)	(21,974)	489	(3,808)
Futures contracts	39,525	30,951	—	—
Foreign exchange contracts	—	2,194,136	—	—

Net realized gain (loss)	(263,316)	2,178,222	(28,759)	(684)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(2,034,891)	(63,092)	198,232	74,542
Translation of other assets and liabilities denominated in foreign currencies	(9,935)	(5,706)	(8)	(717)
Futures contracts	34,612	599	—	—
Forward exchange contracts	—	1,224,718	—	—

Net change in unrealized appreciation (depreciation)	(2,010,214)	1,156,519	198,224	73,825

Net realized and unrealized gain (loss)	(2,273,530)	3,334,741	169,465	73,141

Net increase (decrease) in net assets resulting from operations	$(110,632)	$3,753,337	$214,889	$267,636

[a]Foreign taxes withheld on dividends	$250,007	$48,612	$2,226	$34,786

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the period ended September 30, 2018 (unaudited)

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$89,867	$41,509	$165,084	$179,434
Income from securities loaned (net of fees and rebates)	1,883	—	—	—

Total investment income	91,750	41,509	165,084	179,434

Expenses:
Management fees (Note 3a)	10,951	1,056	4,894	3,674
Other	—	—	46	—

Total expenses	10,951	1,056	4,940	3,674

Net investment income	80,799	40,453	160,144	175,760

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(69,705)	(17,255)	3,192	(25,318)
In-kind redemptions	—	—	—	45,241
Foreign currency transactions	(1,423)	(276)	(923)	(22)
Futures contracts	(2,935)	—	4,266	(5,333)

Net realized gain (loss)	(74,063)	(17,531)	6,535	14,568

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(2,233,323)	50,049	(112,475)	(339,199)
Translation of other assets and liabilities denominated in foreign currencies	(710)	(151)	48	(772)
Futures contracts	325	—	—	2,817

Net change in unrealized appreciation (depreciation)	(2,233,708)	49,898	(112,427)	(337,154)

Net realized and unrealized gain (loss)	(2,307,771)	32,367	(105,892)	(322,586)

Net increase (decrease) in net assets resulting from operations	$(2,226,972)	$72,820	$54,252	$(146,826)

[a]Foreign taxes withheld on dividends	$12,491	$5,360	$44,061	$2,437

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin FTSE Asia ex Japan ETF		Franklin FTSE Australia ETF
	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$301,373	$14,772	$142,774	$55,028
Net realized gain (loss)	(53,515)	(18,736)	209,471	104,836
Net change in unrealized appreciation (depreciation)	(1,498,272)	(15,572)	(143,333)	(174,893)

Net increase (decrease) in net assets resulting from operations	(1,250,414)	(19,536)	208,912	(15,029)

Distributions to shareholders: (Note 1f)	(71,190)	—	(69,690)	(22,846)

Capital share transactions: (Note 2)	9,428,138	9,470,271	3,696,671	2,504,421

Net increase (decrease) in net assets	8,106,534	9,450,735	3,835,893	2,466,546
Net assets:
Beginning of period	9,450,735	—	2,466,546	—

End of period (Note 1f)	$17,557,269	$9,450,735	$6,302,439	$2,466,546

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Brazil ETF		Franklin FTSE Canada ETF
	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$458,664	$369,484	$51,186	$25,263
Net realized gain (loss)	(9,847,376)	(120,390)	(8,230)	152,154
Net change in unrealized appreciation (depreciation)	(1,700,106)	73,350	150,025	(165,809)

Net increase (decrease) in net assets resulting from operations	(11,088,818)	322,444	192,981	11,608

Distributions to shareholders: (Note 1f)	(508,665)	(21,049)	(27,211)	(10,464)

Capital share transactions: (Note 2)	(22,341,297)	44,291,655	2,454,490	2,375,924

Net increase (decrease) in net assets	(33,938,780)	44,593,050	2,620,260	2,377,068
Net assets:
Beginning of period	44,593,050	—	2,377,068	—

End of period (Note 1f)	$10,654,270	$44,593,050	$4,997,328	$2,377,068

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE China ETF		Franklin FTSE Europe ETF
	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$587,032	$(9,724)	$2,262,187	$716,594
Net realized gain (loss)	(230,182)	(35,622)	(502,398)	(9,244)
Net change in unrealized appreciation (depreciation)	(3,938,059)	(1,257,688)	(2,082,840)	(1,204,509)

Net increase (decrease) in net assets resulting from operations	(3,581,209)	(1,303,034)	(323,051)	(497,159)

Distributions to shareholders: (Note 1f)	(120,853)	(336)	(2,349,959)	(23,965)

Capital share transactions: (Note 2)	9,618,208	32,494,727	(19,530,228)	105,431,782

Net increase (decrease) in net assets	5,916,146	31,191,357	(22,203,238)	104,910,658
Net assets:
Beginning of period	31,191,357	—	104,910,658	—

End of period (Note 1f)	$37,107,503	$31,191,357	$82,707,420	$104,910,658

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Europe Hedged ETF		Franklin FTSE France ETF
	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$749,751	$231,036	$60,690	$8,162
Net realized gain (loss)	1,992,618	(647,897)	(7,097)	(630)
Net change in unrealized appreciation (depreciation)	(557,135)	(1,066,507)	19,946	(986)

Net increase (decrease) in net assets resulting from operations	2,185,234	(1,483,368)	73,539	6,546

Distributions to shareholders: (Note 1f)	(528,067)	(16,503)	(51,277)	(5,569)

Capital share transactions: (Note 2)	—	34,927,749	—	2,532,072

Net increase (decrease) in net assets	1,657,167	33,427,878	22,262	2,533,049
Net assets:
Beginning of period	33,427,878	—	2,533,049	—

End of period (Note 1f)	$35,085,045	$33,427,878	$2,555,311	$2,533,049

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Germany ETF		Franklin FTSE Hong Kong ETF
	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$55,066	$5,409	$198,964	$48,141
Net realized gain (loss)	(17,637)	(1,887)	(41,889)	(17,552)
Net change in unrealized appreciation (depreciation)	(153,943)	(98,379)	(416,696)	240,471

Net increase (decrease) in net assets resulting from operations	(116,514)	(94,857)	(259,621)	271,060

Distributions to shareholders: (Note 1f)	(59,669)	—	(118,896)	(19,614)

Capital share transactions: (Note 2)	—	2,554,846	3,754,680	7,600,688

Net increase (decrease) in net assets	(176,183)	2,459,989	3,376,163	7,852,134
Net assets:
Beginning of period	2,459,989	—	7,852,134	—

End of period (Note 1f)	$2,283,806	$2,459,989	$11,228,297	$7,852,134

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE India ETF		Franklin FTSE Italy ETF
	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$31,701	$9,414	$82,578	$10,697
Net realized gain (loss)	(14,688)	(10,175)	(95,476)	(966)
Net change in unrealized appreciation (depreciation)	(407,196)	(108,062)	(417,517)	71,421

Net increase (decrease) in net assets resulting from operations	(390,183)	(108,823)	(430,415)	81,152

Distributions to shareholders: (Note 1f)	(6,650)	—	(52,540)	(5,007)

Capital share transactions: (Note 2)	4,613,516	2,382,811	166,424	2,550,711

Net increase (decrease) in net assets	4,216,683	2,273,988	(316,531)	2,626,856
Net assets:
Beginning of period	2,273,988	—	2,626,856	—

End of period (Note 1f)	$6,490,671	$2,273,988	$2,310,325	$2,626,856

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Japan ETF		Franklin FTSE Japan Hedged ETF
	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$2,162,898	$811,796	$418,596	$406,721
Net realized gain (loss)	(263,316)	(58,588)	2,178,222	(2,348,792)
Net change in unrealized appreciation (depreciation)	(2,010,214)	(5,509,189)	1,156,519	(268,166)

Net increase (decrease) in net assets resulting from operations	(110,632)	(4,755,981)	3,753,337	(2,210,237)

Distributions to shareholders: (Note 1f)	(898,389)	(15,507)	(20,480)	(15,372)

Capital share transactions: (Note 2)	161,918,973	100,853,671	—	47,422,675

Net increase (decrease) in net assets	160,909,952	96,082,183	3,732,857	45,197,066
Net assets:
Beginning of period	96,082,183	—	45,197,066	—

End of period (Note 1f)	$256,992,135	$96,082,183	$48,929,923	$45,197,066

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Mexico ETF		Franklin FTSE Russia ETF
	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$45,424	$12,150	$194,495	$(446)
Net realized gain (loss)	(28,759)	(14,040)	(684)	(1,922)
Net change in unrealized appreciation (depreciation)	198,224	16,978	73,825	35,772

Net increase (decrease) in net assets resulting from operations	214,889	15,088	267,636	33,404

Distributions to shareholders: (Note 1f)	(21,421)	(7,683)	(3,527)	—

Capital share transactions: (Note 2)	1,217,290	2,490,317	4,426,126	2,390,277

Net increase (decrease) in net assets	1,410,758	2,497,722	4,690,235	2,423,681
Net assets:
Beginning of period	2,497,722	—	2,423,681	—

End of period (Note 1f)	$3,908,480	$2,497,722	$7,113,916	$2,423,681

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE South Korea ETF		Franklin FTSE Switzerland ETF
	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$80,799	$58,440	$40,453	$22,339
Net realized gain (loss)	(74,063)	(70,934)	(17,531)	(437)
Net change in unrealized appreciation (depreciation)	(2,233,708)	(886,880)	49,898	(67,085)

Net increase (decrease) in net assets resulting from operations	(2,226,972)	(899,374)	72,820	(45,183)

Distributions to shareholders: (Note 1f)	(492)	(26,811)	(60,937)	—

Capital share transactions: (Note 2)	—	26,906,909	2,352,538	2,355,977

Net increase (decrease) in net assets	(2,227,464)	25,980,724	2,364,421	2,310,794
Net assets:
Beginning of period	25,980,724	—	2,310,794	—

End of period (Note 1f)	$23,753,260	$25,980,724	$4,675,215	$2,310,794

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Taiwan ETF		Franklin FTSE United Kingdom ETF
	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]	Six Months Ended September 30, 2018 (unaudited)	Year Ended March 31, 2018[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$160,144	$(3,997)	$175,760	$38,381
Net realized gain (loss)	6,535	(8,531)	14,568	(2,200)
Net change in unrealized appreciation (depreciation)	(112,427)	148,220	(337,154)	8,468

Net increase (decrease) in net assets resulting from operations	54,252	135,692	(146,826)	44,649

Distributions to shareholders: (Note 1f)	—	—	(52,364)	(10,964)

Capital share transactions: (Note 2)	—	5,132,586	11,399,228	2,489,142

Net increase (decrease) in net assets	54,252	5,268,278	11,200,038	2,522,827
Net assets:
Beginning of period	5,268,278	—	2,522,827	—

End of period (Note 1f)	$5,322,530	$5,268,278	$13,722,865	$2,522,827

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-five separate funds, twenty of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 7 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined

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1. Organization and Significant Accounting Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by Franklin Advisers, Inc. as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective with the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statements of Changes in Net Assets, therefore prior period amounts are presented below.

For the year ended March 31, 2018, distributions to shareholders were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Distributions from net investment income:	$—	$(22,846)	$(21,049)	$(10,464)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Distributions from net investment income:	$(336)	$(23,965)	$(16,503)	$(5,569)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Distributions from net investment income:	$—	$(19,614)	$—	$(5,007)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Mexico ETF	Franklin FTSE Russia ETF
Distributions from net investment income:	$(15,507)	$(15,372)	$(7,683)	$—

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Distributions from net investment income:	$(26,811)	$—	$—	$(10,964)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the year ended March 31, 2018, undistributed net investment income, distributions in excess of net investment income, and accumulated net investment loss included in net assets were as follows:

Fund	Undistributed net investment income (loss)	Distribution in excess of net investment income	Accumulated net investment loss
Franklin FTSE Asia ex Japan ETF	$6,112	$—	$—
Franklin FTSE Australia ETF	43,205	—	—
Franklin FTSE Brazil ETF	348,056	—	—
Franklin FTSE Canada ETF	14,773	—	—
Franklin FTSE China ETF	—	—	(11,229)
Franklin FTSE Europe ETF	702,383	—	—
Franklin FTSE Europe Hedged ETF	—	(402,369)	—
Franklin FTSE France ETF	2,625	—	—
Franklin FTSE Germany ETF	5,376	—	—
Franklin FTSE Hong Kong ETF	27,702	—	—
Franklin FTSE India ETF	2,164	—	—
Franklin FTSE Italy ETF	5,919	—	—
Franklin FTSE Japan ETF	798,554	—	—
Franklin FTSE Japan Hedged ETF	—	(1,934,972)	—
Franklin FTSE Mexico ETF	4,480	—	—
Franklin FTSE Russia ETF	—	—	(2)
Franklin FTSE South Korea ETF	—	(1,809)	—
Franklin FTSE Switzerland ETF	22,210	—	—
Franklin FTSE Taiwan ETF	—	—	(3,621)
Franklin FTSE United Kingdom ETF	28,168	—	—

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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2. Shares of Beneficial Interest (continued)

At September 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin FTSE Asia ex Japan ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[a]
	Shares	Amount	Shares	Amount
Shares sold	400,000	$9,428,138	400,000	$9,470,271

	Franklin FTSE Australia ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[b]
	Shares	Amount	Shares	Amount
Shares sold	350,000	$8,801,882	550,000	$14,079,999
Shares redeemed	(200,000)	(5,105,211)	(450,000)	(11,575,578)

Net increase (decrease)	150,000	$3,696,671	100,000	$2,504,421

	Franklin FTSE Brazil ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[c]
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,600,000	$44,291,655
Shares redeemed	(1,100,000)	(22,341,297)	—	—

Net increase (decrease)	(1,100,000)	$(22,341,297)	1,600,000	$44,291,655

	Franklin FTSE Canada ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[b]
	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,454,490	500,000	$12,447,175
Shares redeemed	—	—	(400,000)	(10,071,251)

Net increase (decrease)	100,000	$2,454,490	100,000	$2,375,924

	Franklin FTSE China ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[b]
	Shares	Amount	Shares	Amount
Shares sold	400,000	$9,618,208	1,200,000	$32,494,727

	Franklin FTSE Europe ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[b]
	Shares	Amount	Shares	Amount
Shares sold	—	$—	4,200,000	$105,431,782
Shares redeemed	(800,000)	(19,530,228)	—	—

Net increase (decrease)	(800,000)	$(19,530,228)	4,200,000	$105,431,782

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	Franklin FTSE Europe Hedged ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[b]
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,400,000	$34,927,749

	Franklin FTSE France ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[b]
	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$2,532,072

	Franklin FTSE Germany ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[b]
	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$2,554,846

	Franklin FTSE Hong Kong ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[b]
	Shares	Amount	Shares	Amount
Shares sold	150,000	$3,754,680	300,000	$7,600,688

	Franklin FTSE India ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[a]
	Shares	Amount	Shares	Amount
Shares sold	200,000	$4,613,516	100,000	$2,382,811

	Franklin FTSE Italy ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[b]
	Shares	Amount	Shares	Amount
Shares sold	300,000	$7,279,973	100,000	$2,550,711
Shares redeemed	(300,000)	(7,113,549)	—	—

Net increase (decrease)	—	$166,424	100,000	$2,550,711

	Franklin FTSE Japan ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[b]
	Shares	Amount	Shares	Amount
Shares sold	6,000,000	$161,918,973	3,600,000	$100,853,671

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2. Shares of Beneficial Interest (continued)

	Franklin FTSE Japan Hedged ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[b]
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,800,000	$47,422,675

	Franklin FTSE Mexico ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[c]
	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,217,290	100,000	$2,490,317

	Franklin FTSE Russia ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[a]
	Shares	Amount	Shares	Amount
Shares sold	200,000	$4,426,126	100,000	$2,390,277

	Franklin FTSE South Korea ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[b]
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,000,000	$26,906,909

	Franklin FTSE Switzerland ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[a]
	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,352,538	100,000	$2,355,977

	Franklin FTSE Taiwan ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[b]
	Shares	Amount	Shares	Amount
Shares sold	—	$—	200,000	$5,132,586

	Franklin FTSE United Kingdom ETF
	Six Months Ended September 30, 2018		Year Ended March 31, 2018[b]
	Shares	Amount	Shares	Amount
Shares sold	500,000	$12,615,557	100,000	$2,489,142
Shares redeemed	(50,000)	(1,216,329)	—	—

Net increase (decrease)	450,000	$11,399,228	100,000	$2,489,142

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

cFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

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3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other nonroutine or extraordinary expenses. The fees are based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin FTSE Asia ex Japan ETF	0.19%
Franklin FTSE Australia ETF	0.09%
Franklin FTSE Brazil ETF	0.19%
Franklin FTSE Canada ETF	0.09%
Franklin FTSE China ETF	0.19%
Franklin FTSE Europe ETF	0.09%
Franklin FTSE Europe Hedged ETF	0.09%
Franklin FTSE France ETF	0.09%
Franklin FTSE Germany ETF	0.09%
Franklin FTSE Hong Kong ETF	0.09%
Franklin FTSE India ETF	0.19%
Franklin FTSE Italy ETF	0.09%
Franklin FTSE Japan ETF	0.09%
Franklin FTSE Japan Hedged ETF	0.09%
Franklin FTSE Mexico ETF	0.19%
Franklin FTSE Russia ETF	0.19%
Franklin FTSE South Korea ETF	0.09%
Franklin FTSE Switzerland ETF	0.09%
Franklin FTSE Taiwan ETF	0.19%
Franklin FTSE United Kingdom ETF	0.09%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

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3. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2018, the Funds held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin FTSE Japan ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.69%	—	356,915	(172,685)	184,230	$184,230	$—	$—	$—

Franklin FTSE South Korea ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio 1.69%	—	735,600	(42,405)	693,195	$693,195	$—	$—	$—

d. Other Affiliated Transactions

At September 30, 2018, the shares of the Funds were owned by the following entities:

Fund	Shares	Percentage of Outstanding Shares[a]

Franklin FTSE Asia ex Japan ETF
Franklin Resources Inc.	100,000	12.5%

Franklin FTSE Australia ETF
Franklin Resources Inc.	27,000	10.8%

Franklin FTSE Europe ETF
Franklin Conservative Allocation Fund	489,855	14.4%
Franklin Growth Allocation Fund	1,043,500	30.7%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	582,555	17.1%
Franklin Moderate Allocation Fund	1,189,212	35.0%

Total	3,305,122	97.2%

Franklin FTSE Europe Hedged ETF
Franklin Balanced Fund	1,350,000	96.4%

Franklin FTSE India ETF
Franklin Resources Inc.	25,000	8.3%

Franklin FTSE Japan ETF
Franklin Conservative Allocation Fund	486,757	5.1%
Franklin Growth Allocation Fund	1,007,100	10.5%
Franklin Moderate Allocation Fund	1,201,977	12.5%
Franklin Resources Inc.	485,000	5.1%

Total	3,180,834	33.2%

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Fund	Shares	Percentage of Outstanding Shares[a]

Franklin FTSE Japan Hedged ETF
Franklin Balanced Fund	1,250,000	69.4%

Franklin FTSE Mexico ETF
Franklin Resources Inc.	10,000	6.7%

Franklin FTSE Russia ETF
Franklin Resources Inc.	20,000	6.7%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2018, the capital loss carryforwards were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Capital loss carryforwards:
Short term	$10,076	$821	$20,985	$812

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Capital loss carryforwards:
Short term	$34,331	$20,674	$57,035	$543
Long term	—	2,115	109,768	—

Total capital loss carryforwards	$34,331	$22,789	$166,803	$543

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Capital loss carryforwards:
Short term	$1,563	$16,441	$2,854	$1,039

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Mexico ETF	Franklin FTSE Russia ETF
Capital loss carryforwards:
Short term	$60,853	$7,450	$13,943	$1,915
Long term	—	32,871	—	—

Total capital loss carryforwards	$60,853	$40,321	$13,943	$1,915

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4. Income Taxes (continued)

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Capital loss carryforwards:
Short term	$34,735	$49	$4,210	$2,601

For tax purposes, the Funds may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At March 31, 2018, the deferred late-year ordinary losses were as follows:

	Franklin FTSE China ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE South Korea ETF	Franklin FTSE Taiwan ETF

Late-year ordinary losses	$9,344	$397,355	$1,868,452	$332	$2,453

At September 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of investments	$19,013,424	$6,587,592	$12,247,268	$5,005,577

Unrealized appreciation	$549,499	$92,874	$576,621	$190,088
Unrealized depreciation	(2,061,466)	(411,471)	(2,301,359)	(206,070)

Net unrealized appreciation (depreciation)	$(1,511,967)	$(318,597)	$(1,724,738)	$(15,982)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of investments	$42,246,505	$85,578,197	$36,213,452	$2,527,446

Unrealized appreciation	$772,665	$4,079,677	$1,774,281	$186,530
Unrealized depreciation	(5,970,564)	(7,373,496)	(3,267,810)	(167,555)

Net unrealized appreciation (depreciation)	$(5,197,899)	$(3,293,819)	$(1,493,529)	$18,975

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of investments	$2,527,613	$11,356,909	$6,978,436	$2,648,257

Unrealized appreciation	$81,066	$496,946	$215,179	$35,535
Unrealized depreciation	(333,425)	(673,475)	(724,984)	(381,667)

Net unrealized appreciation (depreciation)	$(252,359)	$(176,529)	$(509,805)	$(346,132)

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	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Mexico ETF	Franklin FTSE Russia ETF
Cost of investments	$262,394,717	$48,607,247	$3,690,546	$6,955,908

Unrealized appreciation	$11,208,041	$4,508,413	$339,160	$543,911
Unrealized depreciation	(18,772,802)	(3,661,742)	(124,141)	(433,606)

Net unrealized appreciation (depreciation)	$(7,564,761)	$846,671	$215,019	$110,305

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of investments	$27,537,090	$4,676,632	$5,282,138	$13,938,485

Unrealized appreciation	$478,613	$88,648	$454,530	$276,068
Unrealized depreciation	(3,603,284)	(105,997)	(419,953)	(604,277)

Net unrealized appreciation (depreciation)	$(3,124,671)	$(17,349)	$34,577	$(328,209)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, financial futures transactions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2018, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Purchases	$4,600,852	$228,726	$1,344,139	$111,087
Sales	$363,244	$100,552	$23,805,949	$75,923

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Purchases	$11,202,176	$2,781,042	$3,267,251	$106,569
Sales	$1,158,759	$3,000,732	$819,519	$100,725

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Purchases	$198,954	$201,178	$4,681,013	$230,210
Sales	$210,270	$134,282	$73,024	$175,202

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5. Investment Transactions (continued)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Mexico ETF	Franklin FTSE Russia ETF
Purchases	$4,034,951	$4,128,947	$241,528	$839,173
Sales	$2,396,992	$486,290	$209,322	$646,440

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Purchases	$488,940	$172,060	$—	$442,918
Sales	$348,128	$183,639	$—	$360,145

In-kind transactions associated with creation and redemptions for the period ended September 30, 2018, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of Securities Received	$5,369,893	$8,742,664	$—	$2,446,087
Value of Securities Delivered[a]	$—	$5,086,983	$—	$—

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of Securities Received	$—	$—	$—	$—
Value of Securities Delivered[a]	$—	$19,366,968	$—	$—

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of Securities Received	$—	$3,740,566	$—	$7,240,866
Value of Securities Delivered[a]	$—	$—	$—	$7,108,197

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Mexico ETF	Franklin FTSE Russia ETF
Cost of Securities Received	$160,052,228	$—	$1,211,693	$4,376,182
Value of Securities Delivered[a]	$—	$—	$—	$—

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of Securities Received	$—	$2,336,555	$456,491	$12,551,390
Value of Securities Delivered[a]	$—	$—	$297,204	$1,205,855

aRealized gains and losses from in-kind redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At September 30, 2018, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin FTSE Japan ETF	Franklin FTSE South Korea ETF
Securities lending transactions[a]:
Equity investments[b]	$184,230	$693,195

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers recently impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At September 30, 2018, Franklin FTSE Russia ETF had 99.3% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

7. Other Derivative Information

At September 30, 2018, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Asia ex Japan ETF
Equity contracts	Variation margin on futures contracts	$1,035	[a]	Variation margin on futures contracts	$—

Franklin FTSE Brazil ETF
Equity contracts	Variation margin on futures contracts	$3,828	[a]	Variation margin on futures contracts	$—

Franklin FTSE China ETF
Equity contracts	Variation margin on futures contracts	$467	[a]	Variation margin on futures contracts	$—

Franklin FTSE Europe ETF
Equity contracts	Variation margin on futures contracts	$5,012	[a]	Variation margin on futures contracts	$—

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7. Other Derivative Information (continued)

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Europe Hedged ETF
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$125,193		Unrealized depreciation on OTC forward exchange contracts	$76,128
Equity contracts	Variation margin on futures contracts	5,118	[a]	Variation margin on futures contracts	—

Totals		$130,311			$76,128

Franklin FTSE Hong Kong ETF
Equity contracts	Variation margin on futures contracts	$356	[a]	Variation margin on futures contracts	$—

Franklin FTSE India ETF
Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$469	[a]

Franklin FTSE Japan ETF
Equity contracts	Variation margin on futures contracts	$42,343	[a]	Variation margin on futures contracts	$—

Franklin FTSE Japan Hedged ETF
Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$1,180,249		Unrealized depreciation on OTC forward exchange contracts	$10,241
Equity contracts	Variation margin on futures contracts	5,181	[a]	Variation margin on futures contracts	—

Totals		$1,185,430			$10,241

Franklin FTSE South Korea ETF
Equity contracts	Variation margin on futures contracts	$385	[a]	Variation margin on futures contracts	$—

Franklin FTSE United Kingdom ETF
Equity contracts	Variation margin on futures contracts	$2,817	[a]	Variation margin on futures contracts	$—

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended September 30, 2018, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Asia ex Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$(7,139)	Futures contracts	$1,035

Franklin FTSE Brazil ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$1,705	Futures contracts	$3,828

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE China ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$(12,050)	Futures contracts	$467

Franklin FTSE Europe ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$12,045	Futures contracts	$9,475

Franklin FTSE Europe Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$2,095,967	Forward exchange contracts	$234,034
Equity contracts	Futures contracts	(408)	Futures contracts	7,030

Totals		$2,095,559		$241,064

Franklin FTSE Hong Kong ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$(2,950)	Futures contracts	$356

Franklin FTSE India ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$679	Futures contracts	$(469)

Franklin FTSE Italy ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$(1,137)	Futures contracts	$—

Franklin FTSE Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$39,525	Futures contracts	$34,612

Franklin FTSE Japan Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Foreign exchange contracts	Forward exchange contracts	$2,194,136	Forward exchange contracts	$1,224,718
Equity contracts	Futures contracts	30,951	Futures contracts	599

Totals		$2,225,087		$1,225,317

Franklin FTSE South Korea ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$(2,935)	Futures contracts	$325

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information (continued)

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Taiwan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$4,266	Futures contracts	$—

Franklin FTSE United Kingdom ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$(5,333)	Futures contracts	$2,817

For the period ended September 30, 2018, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Brazil ETF	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF
Futures contracts	$61,431	$89,964	$98,971	$675,989	$292,662
Forward exchange contracts	$—	$—	$—	$—	$97,692,581

	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF
Futures contracts	$16,225	$9,733	$3,631	$1,116,723	$292,662
Forward exchange contracts	$—	$—	$—	$—	$130,274,067

	Franklin FTSE South Korea ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Futures contracts	$40,787	$25,653	$27,732

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At September 30, 2018, the Funds’ OTC derivative assets and liabilities were as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities
	Assets[a]	Liabilities[a]
Franklin FTSE Europe Hedged ETF
Forward exchange contracts	$125,193	$76,128

Franklin FTSE Japan Hedged ETF
Forward exchange contracts	$1,180,249	$10,241

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At September 30, 2018, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
Counterparty
BOFA	$68,904	$(68,904)	$—	$—	$—
MSCO	56,289	(322)	—	—	55,967

Total	$125,193	$(69,226)	$—	$—	$55,967

Franklin FTSE Japan Hedged ETF
Counterparty
BOFA	$1,061,295	$(9,747)	$—	$—	$1,051,548
MSCO	118,954	(494)	—	—	118,460

Total	$1,180,249	$(10,241)	$—	$—	$1,170,008

At September 30, 2018, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
Counterparty
BOFA	$75,806	$(68,904)	$—	$—	$6,902
MSCO	322	(322)	—	—	—

Total	$76,128	$(69,226)	$—	$—	$6,902

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Other Derivative Information (continued)

		Amounts Not Offset in the Statements of Assets and Liabilities
	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount (Not less than zero)
Franklin FTSE Japan Hedged ETF
Counterparty
BOFA	$9,747	$(9,747)	$—	$—	$—
MSCO	494	(494)	—	—	—

Total	$10,241	$(10,241)	$—	$—	$—

See Note 1(c) regarding derivative financial instruments.

See Abbreviations on page 266.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total

Franklin FTSE Asia ex Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments	$9,430,039	$—		$—	$9,430,039
China	5,837,544	—		1,849	5,839,393
India	1,877,868	—		850	1,878,718
Other Equity Investments[b]	9,782,311	—	^	—	9,782,311

Total Investments in Securities	$17,497,723	$—		$2,699	$17,500,422

Other Financial Instruments:
Futures Contracts	$1,035	$—		$—	$1,035

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total

Franklin FTSE Australia ETF

Assets:
Investments in Securities:[a]
Australia	$6,232,879	$7,417	$—	$6,240,296
Other Equity Investments	28,699	—	—	28,699

Total Investments in Securities	$6,261,578	$7,417	$—	$6,268,995

Franklin FTSE Brazil ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,518,702	$—	$—	$10,518,702

Other Financial Instruments:
Futures Contracts	$3,828	$—	$—	$3,828

Franklin FTSE Canada ETF

Assets:
Investments in Securities:[a]
Equity Investments	$4,989,595	$—	$—	$4,989,595

Franklin FTSE China ETF

Assets:
Investments in Securities:[a]
China	$36,457,372	$—	$11,094	$36,468,466
Other Equity Investments	579,673	—	—	579,673

Total Investments in Securities	$37,037,045	$—	$11,094	$37,048,139

Other Financial Instruments:
Futures Contracts	$467	$—	$—	$467

Franklin FTSE Europe ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$82,279,366	$—	$—	$82,279,366

Other Financial Instruments:
Futures Contracts	$5,012	$—	$—	$5,012

Franklin FTSE Europe Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$34,665,740	$—	$—	$34,665,740

Other Financial Instruments:
Forward Exchange Contracts	$—	$125,193	$—	$125,193
Futures Contracts	5,118	—	—	5,118

Total Other Financial Instruments	$5,118	$125,193	$—	$130,311

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$76,128	$—	$76,128

Franklin FTSE France ETF

Assets:
Investments in Securities:[a]
Equity Investments	$2,546,421	$—	$—	$2,546,421

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin FTSE Germany ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,275,254	$—	$—	$2,275,254

Franklin FTSE Hong Kong ETF

Assets:
Investments in Securities:[a]
Equity Investments	$11,180,024	$—	$—	$11,180,024

Other Financial Instruments:
Futures Contracts	$356	$—	$—	$356

Franklin FTSE India ETF

Assets:
Investments in Securities:[a]
Equity Investments	$6,466,143	$—	$2,957	$6,469,100

Liabilities:
Other Financial Instruments:
Futures Contracts	$469	$—	$—	$469

Franklin FTSE Italy ETF

Assets:
Investments in Securities:[a]
Equity Investments	$2,302,125	$—	$—	$2,302,125

Franklin FTSE Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments	$254,603,383	$—	$—	$254,603,383
Short Term Investments	184,230	—	—	184,230

Total Investments in Securities	$254,787,613	$—	$—	$254,787,613

Other Financial Instruments:
Futures Contracts	$42,343	$—	$—	$42,343

Franklin FTSE Japan Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments	$48,278,729	$—	$—	$48,278,729

Other Financial Instruments:
Forward Exchange Contracts	$—	$1,180,249	$—	$1,180,249
Futures Contracts	5,181	—	—	5,181

Total Other Financial Instruments	$5,181	$1,180,249	$—	$1,185,430

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$10,241	$—	$10,241

Franklin FTSE Mexico ETF

Assets:
Investments in Securities:[a]
Equity Investments	$3,905,565	$—	$—	$3,905,565

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total

Franklin FTSE Russia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$7,066,213	$—	$—	$7,066,213

Franklin FTSE South Korea ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$23,718,839	$—	$—	$23,718,839
Short Term Investments	693,195	—	—	693,195

Total Investments in Securities	$24,412,034	$—	$—	$24,412,034

Other Financial Instruments:
Futures Contracts	$385	$—	$—	$385

Franklin FTSE Switzerland ETF

Assets:
Investments in Securities:[a]
Equity Investments	$4,659,283	$—	$—	$4,659,283

Franklin FTSE Taiwan ETF

Assets:
Investments in Securities:[a]
Equity Investments	$5,316,715	$—	$—	$5,316,715

Franklin FTSE United Kingdom ETF

Assets:
Investments in Securities:[a]
Equity Investments	$13,607,459	$—	$—	$13,607,459

Other Financial Instruments:
Futures Contracts	$2,817	$—	$—	$2,817

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks, management investment companies, as well as other equity interests.

^Includes securities determined to have no value at September 30, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

9. New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

Effective October 9, 2018, the Trust began offering shares of Franklin FTSE Latin America ETF and Franklin FTSE Saudi Arabia ETF. Effective October 10, 2018, the Trust began offering shares of Franklin FTSE South Africa ETF.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Counterparty
BOFA	Bank of America Corp.
MSCO	Morgan Stanley

Selected Portfolio
ADR	American Depository Receipt
CDI	Clearing House Electronic Subregister System Depositary Interest
GDR	Global Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

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FRANKLIN TEMPLETON ETF TRUST

Tax Information (unaudited)

At March 31, 2018 , more than 50% of the Funds’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 21, 2018, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds to shareholders of record.

Fund	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Source Qualified Dividends Per Share
Franklin FTSE Asia ex Japan ETF	$0.0019	$0.0198	$0.0000
Franklin FTSE Australia ETF	$0.0048	$0.3727	$0.2822
Franklin FTSE Brazil ETF	$0.0250	$0.2896	$0.0000
Franklin FTSE Canada ETF	$0.0308	$0.1993	$0.1689
Franklin FTSE Europe ETF	$0.0133	$0.1845	$0.1845
Franklin FTSE Europe Hedged ETF	$0.0130	$0.1350	$0.1350
Franklin FTSE France ETF	$0.0157	$0.0974	$0.0974
Franklin FTSE Germany ETF	$0.0101	$0.0642	$0.0642
Franklin FTSE India ETF	$0.0000	$0.0000	$0.0000
Franklin FTSE Italy ETF	$0.0198	$0.1269	$0.1269
Franklin FTSE Japan ETF	$0.0102	$0.1006	$0.0923
Franklin FTSE Japan Hedged ETF	$0.0259	$0.2191	$0.2191
Franklin FTSE Mexico ETF	$0.0039	$0.0850	$0.0850
Franklin FTSE South Korea ETF	$0.0181	$0.0745	$0.0745
Franklin FTSE Switzerland ETF	$0.0395	$0.2629	$0.0000
Franklin FTSE United Kingdom ETF	$0.0037	$0.3882	$0.3874
Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2019, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2018. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2018 individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at libertyshares.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at libertyshares.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report
Franklin Templeton ETF Trust
Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2018 Franklin Templeton Investments. All rights reserved.	ETF5 S 11/18

Franklin Templeton

ETF Trust

Semiannual Report

September 30, 2018

Franklin Liberty High Yield Corporate ETF
Franklin Liberty International Aggregate Bond ETF
Franklin Liberty Senior Loan ETF

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit libertyshares.com for fund

updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Economic and Market Overview

The U.S. economy grew during the period under review. The economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The unemployment rate declined from 3.8% in May 2018, as reported at the beginning of the period, to a nearly 49-year low of 3.7% at period-end.1

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June 2018 meeting, and continued reducing its balance sheet as part of an ongoing plan to normalize monetary policy. In his congressional testimony in July 2018 and at the Fed symposium in August, Fed Chair Jerome Powell reiterated the Fed’s intention to gradually raise interest rates. At its September 2018 meeting, the Fed raised its target range for the federal funds rate 0.25% to 2.00%–2.25%, as widely expected. Furthermore, the Fed raised its forecast for U.S. economic growth in 2018 and 2019 and projected one more rate increase in 2018.

The 10-year Treasury yield, which moves inversely to its price, increased during the period. Expectations that global central banks might scale back monetary stimulus and better-than-expected U.S. economic reports also pushed the yield higher. However, some factors weighed on the Treasury yield at certain points during the period, including concerns about political turmoil in Italy, political uncertainties in the U.S., tensions between the U.S. and North Korea, the Trump administration’s protectionist trade policies, U.S. trade disputes with its allies and China, and economic turmoil in Turkey. Overall, the 10-year Treasury yield rose from 2.83% at the beginning of the period to 3.05% at period-end.

International bonds outside the U.S. generally registered losses over the review period, ending on a weak note in keeping with their U.S. counterparts. The weakness in bond markets was mainly driven by the robust performance of the U.S. economy, which increased speculation about the pace of further monetary tightening by the U.S. Federal Reserve, after U.S. policymakers raised interest rates in June and September. However, other parts of the global economy faced headwinds, with the strength of the U.S. dollar and uncertainty about U.S. trade policy increasing pressure on many emerging markets. In Europe, there were concerns about a proposed expansion in public spending by Italy’s coalition government of populist parties. Elsewhere, benchmark Japanese government bond yields climbed to their highest level in 18 months, prompting the Bank of Japan to widen its target range for yields.

The foregoing information reflects our analysis and opinions as of September 30, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: U.S. Bureau of Labor Statistics

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Franklin Liberty High Yield Corporate ETF

We are pleased to bring you Franklin Liberty High Yield Corporate ETF’s semiannual report that covers the period since the Fund’s inception on June 1, 2018, through September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income with a secondary goal of seeking capital appreciation. The Fund invests at least 80% of its net assets in high yield corporate debt securities and investments that provide exposure to high yield corporate debt securities, including fixed or floating rate corporate loans and corporate debt securities.

Performance Overview

For the period since inception on June 1, 2018, through September 30, 2018, the Fund posted cumulative total returns of +3.26% based on market price and +3.26% based on net asset value (NAV).1 In comparison, the ICE BofAML US High Yield Constrained Index posted a +2.80% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund may invest up to 100% of its total assets in high yield debt securities. The Fund may buy both rated and unrated debt securities, including securities rated below B by Moody’s or Standard & Poor’s® (or deemed comparable by the Fund’s investment manager). The Fund may invest in fixed or floating rate corporate loans and corporate debt securities. The Fund may also invest in defaulted debt securities. The Fund may invest in debt securities of any maturity or duration.

The Fund may invest in debt securities of U.S. and foreign issuers, including those in developing or emerging markets.

The Fund may enter into certain derivative transactions, principally currency and cross currency forwards; and swap agreements, including interest rate and credit default swaps (including credit default index swaps). The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, durations or credit risks.

What is a currency forward contract?

A currency forward contract, or a currency forward, is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

What is a credit default swap?

A credit default swap, or CDS, is an agreement between two parties whereby the buyer receives credit protection from the seller. The buyer makes periodic payments over the term of the agreement in return for a payment by the seller in the event of a default or other credit event.

We are research driven, fundamental investors who rely on our team of analysts to provide in-depth industry expertise and use qualitative and quantitative analysis to evaluate companies. As bottom-up investors, we focus primarily on individual securities but consider sectors when choosing investments. In selecting securities, we do not rely principally on the ratings assigned by rating agencies, but perform our

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Materials	14.8%
Energy	14.4%
Media & Entertainment	10.8%
Consumer Services	9.1%
Health Care Equipment & Services	8.9%
Capital Goods	8.8%
Technology Hardware & Equipment	4.0%
Pharmaceuticals, Biotechnology & Life Sciences	4.0%
Telecommunication Services	3.1%
Real Estate	3.0%

1. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/5/18), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 21.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Portfolio Composition
Based on Total Net Assets as of 9/30/18

own independent investment analysis to evaluate the creditworthiness of the issuer. We consider a variety of factors, including the issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective financial condition.

Manager’s Discussion

During the reporting period, the U.S. economy continued to expand due to a more favorable regulatory environment and the associated benefits from tax reform. The yield on the 10-year Treasury bond began the period at 2.74% and finished the period at 3.05%. Several factors drove the Treasury yield higher including investor expectations of higher inflation and continued positive trends in key economic data, particularly the labor market and consumer and business confidence. These attributes also led the Fed to increase interests by 25 basis points (bps) in June 2018 and again in September 2018 to an upper bound target of 2.25%. We believe investors were not averse to taking risk during the period.

Overall, spreads over Treasuries decreased from 365 to 339 bps during the period; what we considered a meaningful decline in spreads of lower-rated credits factored into that move. The Fund benefited from its underweighted positions in the automotive and energy industries. Although industry demand has generally been stable, credits in the automotive industry declined in value due to a variety of idiosyncratic factors. Our industry weighting in energy also supported returns, but the largest benefit was driven by our security selection as those credits benefited from a rising Brent crude oil price environment as well as solid operational results. In contrast, the Fund’s overweighted position in the packaging sector detracted from performance as our packaging investments consisted of higher-quality credits in a period when lower-rated credits outperformed.

Thank you for your participation in Franklin Liberty High Yield Corporate ETF. We look forward to serving your future investment needs.

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
CSC Holdings LLC Media & Entertainment	2.1%
HCA Inc. Health Care Equipment & Services	2.0%
CEMEX Finance LLC Materials	2.0%
Horizon Pharma Inc. Pharmaceuticals, Biotechnology & Life Services	2.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.	1.9%
Materials
Altice Luxembourg SA Media & Entertainment	1.9%
Aker BP ASA Energy	1.5%
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. Consumer Services	1.1%
Cloud Crane LLC Capital Goods	1.1%
Tenet Healthcare Corp. Health Care Equipment & Services	1.0%

Glenn I. Voyles, CFA

Patricia O’Connor, CFA

Portfolio Management Team

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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CFA® is a trademark owned by CFA Institute.

FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/5/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (6/1/18)	+3.26%	+3.26%	+3.26%	+3.26%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
5.28%	5.61%	4.65%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (6/1/18–9/30/18)

Net Investment Income
$0.479916

Total Annual Operating Expenses7

With Waiver	Without Waiver
0.40%	0.84%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. The high yield corporate debt securities and instruments in which the Fund invests tend be rated below investment grade. Investing in higher-yielding, lower-rated corporate debt securities and instruments involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/18.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 × $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[2,3]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,032.60	$1.37	$1,023.06	$2.03	0.40%

1. 5/30/18 for Actual; 4/1/18 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. For Actual expenses, the multiplier is 123/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty International Aggregate Bond ETF

This semiannual report for Franklin Liberty International Aggregate Bond ETF covers the period since the Fund’s inception on June 1, 2018, through September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to maximize total investment return, consisting of a combination of interest income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds.

Performance Overview

For the period since inception on June 1, 2018, through September 30, 2018, the Fund had cumulative total returns of -2.44% based on market price and -1.92% based on net asset value (NAV).1 In comparison, the Bloomberg Barclays Global Aggregate ex-USD Index had a -2.43% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund invests predominantly in fixed and floating-rate bonds issued by governments, government agencies and governmental-related or corporate issuers located outside the U.S. The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund’s assets are invested in issuers located in at least three countries (excluding the U.S.).

The Fund may invest in debt securities of any maturity or duration, and the average maturity or duration of debt securities in the Fund’s portfolio will fluctuate depending on the

Geographic Composition
Based on Total Net Assets as of 9/30/18

investment manager’s outlook on changing market, economic, and political conditions.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

When choosing investments for the Fund, we allocate the Fund’s assets based upon our assessment of changing market, political and economic conditions. We consider various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. We may consider selling a security when we believe the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

1. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/5/18), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 26.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Portfolio Composition
Based on Total Net Assets as of 9/30/18

Manager’s Discussion

The Fund’s currency positioning was the main contributor to relative returns, boosted by underweighted exposure to the Japanese yen and the British pound as well as an overweighted allocation to the Mexican peso. However, this was partially offset by the negative impact of overweighted exposure to the Australian dollar, the South African rand and the Indonesian rupiah.

In contrast, the Fund’s local market allocation held back relative performance. Overweighted exposures to South Africa, Indonesia and the U.S. undermined relative results, as did an underweighted allocation to the eurozone. Conversely, underweighted exposures to Japan and the U.K. contributed to relative returns.

The Fund’s sector allocation modestly added to relative performance, although this was curbed by the negative effect of security selection. Overweighted allocations to eurozone corporate high yield industrial and utility bonds were the main contributors, while selection among Italian government debt and eurozone corporate investment-grade issues for industrials detracted.

Thank you for your participation in Franklin Liberty International Aggregate Bond ETF. We look forward to serving your future investment needs.

John Beck

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/5/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (6/1/18)	-1.92%	-2.44%	-1.92%	-2.44%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
2.29%	2.18%	0.49%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 12 for Performance Summary footnotes.

libertyshares.com	Semiannual Report	11

FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

PERFORMANCE SUMMARY

Distributions (6/1/18–9/30/18)

Net Investment Income
$0.140894

Total Annual Operating Expenses7

With Waiver	Without Waiver
0.35%	0.69%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy toward principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through at least 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/18.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

12	Semiannual Report	libertyshares.com

FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[2,3]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$980.80	$1.17	$1,023.31	$1.78	0.35%

1. 5/30/18 for Actual; 4/1/18 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. For Actual expenses, the multiplier is 123/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	13

Franklin Liberty Senior Loan ETF

This semiannual report for Franklin Liberty Senior Loan ETF covers the period since the Fund’s inception on June 1, 2018, through September 30, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income with a secondary goal of preservation of capital. The Fund invests at least 80% of its net assets in senior loans and investments that provide exposure to senior loans.

Performance Overview

For the period since inception on June 1, 2018, through September 30, 2018, the Fund posted cumulative total returns of +2.11% based on market price and +1.87% based on net asset value (NAV).1 In comparison, the Fund’s primary benchmark, the S&P/LSTA U.S. Leveraged Loan 100 Index, posted a +2.14% total return for the same period.2 The Fund’s additional benchmark, the Subset Index of Top 50 Obligors in Credit Suisse Leveraged Loan Index, posted a +1.96% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Investment Strategy

The Fund invests predominantly in income-producing senior floating interest rate corporate loans made to or issued by U.S. companies, non-U.S. entities and U.S. subsidiaries of non-U.S. entities. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as the London Interbank Offered Rate (LIBOR) or the Prime Rate. The Fund may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

Top 10 Sectors/Industries
9/30/18
% of Total Net Assets
Pharmaceuticals	8.8%
Health Care Services	7.0%
Casinos & Gaming	6.7%
Packaged Foods & Meats	5.6%
Diversified Support Services	5.3%
Internet Services & Infrastructure	5.0%
Cable & Satellite	4.6%
Specialty Stores	3.0%
Broadcasting	2.8%
Independent Power Producers & Energy Traders	2.6%

Senior loans generally have credit ratings below investment grade and may be subject to restrictions on resale. Under normal market conditions, the Fund invests at least 75% of its net assets in senior loans that are rated B- or higher at the time of purchase by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Under normal market conditions, the Fund may invest up to 25% of its net assets in senior loans that are rated below B- by an NRSRO or, if unrated, are determined to be of comparable quality by the investment manager.

Manager’s Discussion

The Fund maintained an overweighted position in the upper tier of the market and an underweighted position in the middle tier throughout the period, which detracted from relative performance. As of period-end, the Fund had approximately 83% of its loan portfolio in the upper tier and 17% in the middle tier, compared to the custom index, which had 52% in the upper tier and 44% in the middle tier. During the period, upper-tier loans in the custom index returned +1.82%, middle-tier loans returned +2.47% and lower-tier loans returned -1.96%.

1. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/5/18), the NAV of the Fund is used as a proxy for the market price to calculate market returns.

2. Source: Factset. The Subset Index of Top 50 Obligors in Credit Suisse Leveraged Loan Index includes only the top 50 obligors of the Credit Suisse Leveraged Loan Index. Credit Suisse is not responsible for or involved in the calculation or management of the Subset Index of Top 50 Obligors in Credit Suisse Leveraged Loan Index.

The indexes are unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 29.

14	Semiannual Report	libertyshares.com

FRANKLIN LIBERTY SENIOR LOAN ETF

Portfolio Composition
Based on Total Net Assets as of 9/30/18

Top 10 Holdings
9/30/18
Company Sector/Industry	% of Total Net Assets
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC	3.7%
Pharmaceuticals
Air Medical Group Holdings Inc. Health Care Services	3.6%
Envision Healthcare Corp. Health Care Services	3.3%
LCM XVIII LP Diversified Support Services	3.3%
Asurion LLC Diversified Support Services	3.3%
Michaels Stores Inc. Speciality Stores	3.0%
JBS USA LUX SA Packaged Foods & Meats	2.9%
Sinclair Television Group Inc. Broadcasting	2.8%
Caesars Resort Collection LLC/CRC Finco Inc. Casinos & Gaming	2.8%
Bausch Health Companies Inc. Pharmaceuticals	2.8%

In addition to credit quality allocation, Fund performance was impacted by issuer-specific developments during the period. The term loan of Endo International, a specialty pharmaceutical company, traded higher after the company reported better-than-anticipated results, despite expectations of weaker earnings due to competition in its generic drugs segment. JBS USA, a global food company, also contributed to performance due to better-than-expected results despite investor concerns surrounding investigations of its Brazilian parent company. However, Air Medical Group, a provider of air and ground ambulance services, detracted from relative performance amid industry-wide concerns of underpayment from commercial insurers and government payors. The term loan of Harbor Freight Tools, a retailer of tools and equipment, also declined as same store sales fell due to new store openings negatively impacting existing stores.

Since the Fund’s inception date, the Fund has invested in loans from the largest obligors in the loan market.

Thank you for your participation in Franklin Liberty Senior Loan ETF. We look forward to serving your future investment needs.

Mark Boyadjian, CFA

Madeline Lam

Justin Ma, CFA

Portfolio Management Team

libertyshares.com	Semiannual Report	15

FRANKLIN LIBERTY SENIOR LOAN ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16	Semiannual Report	libertyshares.com

FRANKLIN LIBERTY SENIOR LOAN ETF

Performance Summary as of September 30, 2018

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/5/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/181

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (6/1/18)	+1.87%	+2.11%	+1.87%	+2.11%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
3.18%	3.74%	3.28%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 18 for Performance Summary footnotes.

libertyshares.com	Semiannual Report	17

FRANKLIN LIBERTY SENIOR LOAN ETF

PERFORMANCE SUMMARY

Distributions (6/1/18–9/30/18)

Net Investment Income
$0.265671

Total Annual Operating Expenses7

With Waiver	Without Waiver
0.45%	0.81%

All investments involve risks, including possible loss of principal. Investors should be aware that the Fund’s share price and yield will fluctuate with market conditions. The Fund should not be considered an alternative to money market funds or certificates of deposit (CDs). The senior loans and debt securities in which the Fund invests tend to be rated below investment grade. Investing in higher-yielding, lower-rated, senior loans and debt securities involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Interest earned on senior loans varies with changes in prevailing interest rates. Therefore, while senior loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through at least 7/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/18.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

18	Semiannual Report	libertyshares.com

FRANKLIN LIBERTY SENIOR LOAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value[1]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[2,3]	Ending Account Value 9/30/18	Expenses Paid During Period 4/1/18–9/30/18[2,3]	Net Annualized Expense Ratio[3]
$1,000.00	$1,018.70	$1.53	$1,022.81	$2.28	0.45%

1. 5/30/18 for Actual; 4/1/18 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period. For Actual expenses, the multiplier is 123/365 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

libertyshares.com	Semiannual Report	19

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty High Yield Corporate ETF

Period Ended September 30, 2018[a] (unaudited)
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.00

Income from investment operations[b]:

Net investment income[c]	0.48

Net realized and unrealized gains (losses)	0.33

Total from investment operations	0.81

Less distributions from net investment income	(0.48)

Net asset value, end of period	$25.33

Total return[d]	3.26%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.40%

Expenses net of waiver and payments by affiliates	0.40%

Net investment income	5.65%

Supplemental data

Net assets, end of period (000’s)	$10,134

Portfolio turnover rate[f]	4.44%

aFor the period May 30, 2018 (commencement of operations) to September 30, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

20	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin Liberty High Yield Corporate ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 98.3%
	Banks 2.0%
	CIT Group Inc., senior note, 5.25%, 3/07/25	United States	$100,000	$102,250
	Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	100,000	100,198

				202,448

	Capital Goods 8.8%
	Aircastle Ltd., senior note, 4.125%, 5/01/24	Bermuda	100,000	98,480
a	BBA US Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	100,000	100,375
a	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	100,000	92,500
a	Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	100,000	109,750
	H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	100,000	100,000
a	Jeld-Wen Inc., senior note, 144A, 4.625%, 12/15/25	United States	100,000	92,500
a	Pisces Midco Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	100,000	101,125
a	Stevens Holding Co. Inc., senior note, 144A, 6.125%, 10/01/26	United States	100,000	101,875
a	Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	100,000	99,500

				896,105

	Commercial & Professional Services 1.9%
	United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	100,000	103,000
a	West Corp., senior note, 144A, 8.50%, 10/15/25	United States	100,000	92,250

				195,250

	Consumer Durables & Apparel 0.9%
	Weekley Homes LLC / Weekley Finance Corp., senior note, 6.625%, 8/15/25	United States	100,000	95,750

	Consumer Services 9.1%
a	1011778 BC ULC / New Red Finance Inc., secured note, second lien, 144A, 5.00%, 10/15/25	Canada	100,000	96,001
a	24 Hour Fitness Worldwide Inc., senior note, 144A, 8.00%, 6/01/22	United States	100,000	100,000
a	Ascend Learning LLC, senior note, 144A, 6.875%, 8/01/25	United States	100,000	101,250
a	Boyne USA Inc., secured note, second lien, 144A, 7.25%, 5/01/25	United States	100,000	106,250
a	Downstream Development Authority of Quapaw Tribe of Oklahoma, secured note, 144A, 10.50%, 2/15/23	United States	100,000	102,750
a	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	100,000	101,688
a	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., secured note, second lien, 144A, 10.25%, 11/15/22	United States	100,000	110,270
a	Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC, senior note, 144A, 7.00%, 7/15/26	Netherlands	100,000	103,419
a	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	100,000	96,875

				918,503

	Diversified Financials 1.1%
	Navient Corp., senior note, 7.25%, 9/25/23	United States	100,000	106,500

	Energy 14.4%
a	Aker BP ASA, senior note, 144A, 5.875%, 3/31/25	Norway	150,000	155,437
a	California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	100,000	95,750
	Callon Petroleum Co., senior note, 6.375%, 7/01/26	United States	100,000	102,250
	Cheniere Corpus Christi Holdings LLC, senior secured note, first lien, 5.875%, 3/31/25	United States	100,000	105,375
	Cheniere Energy Partners LP, senior secured note, first lien, 5.25%, 10/01/25	United States	100,000	100,373
	Chesapeake Energy Corp., senior note, 7.50%, 10/01/26	United States	100,000	100,125
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., senior note, 5.75%, 4/01/25	United States	100,000	102,500
a	Diamondback Energy Inc., senior note, 144A, 4.75%, 11/01/24	United States	100,000	100,375

libertyshares.com	Semiannual Report	21

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Energy (continued)
	Energy Transfer Equity LP, senior secured bond, first lien, 5.875%, 1/15/24	United States	$100,000	$105,500
	Martin Midstream Partners LP / Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	100,000	100,250
	Nabors Industries Inc., senior note, 5.50%, 1/15/23	United States	100,000	98,731
	Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	100,000	95,879
	QEP Resources Inc., senior note, 5.625%, 3/01/26	United States	100,000	96,000
a	Sunoco LP / Sunoco Finance Corp., senior note, 144A, 5.50%, 2/15/26	United States	100,000	96,850

				1,455,395

	Food, Beverage & Tobacco 2.9%
	B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	100,000	95,875
a	Cott Holdings Inc., senior note, 144A, 5.50%, 4/01/25	United States	100,000	97,875
a	Lamb Weston Holdings Inc., senior note, 144A, 4.625%, 11/01/24	United States	100,000	98,125

				291,875

	Health Care Equipment & Services 8.9%
a	Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	100,000	101,750
	Centene Corp., senior note, 4.75%, 1/15/25	United States	100,000	100,000
a	CHS/Community Health Systems Inc., senior note, 8.125%, 6/30/24	United States	100,000	83,638
	DaVita Inc., senior bond, 5.125%, 7/15/24	United States	100,000	97,000
	HCA Inc., senior secured bond, first lien, 5.25%, 6/15/26	United States	100,000	103,125
	senior bond, 5.875%, 5/01/23	United States	100,000	105,750
a,b	Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	100,000	103,699
	Tenet Healthcare Corp., senior note, 8.125%, 4/01/22	United States	100,000	105,755
a	WellCare Health Plans Inc., senior note, 144A, 5.375%, 8/15/26	United States	100,000	102,000

				902,717

	Household & Personal Products 1.0%
a	Prestige Brands Inc., senior note, 144A, 6.375%, 3/01/24	United States	100,000	101,625

	Materials 14.8%
a	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc., senior note, 144A, 6.00%, 2/15/25	Ireland	200,000	196,250
a	BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	100,000	97,740
a	CEMEX Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	United States	200,000	206,506
	Chemours Co., senior bond, 7.00%, 5/15/25	United States	100,000	106,549
a	Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	100,000	95,250
a	Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	100,000	97,950
a	Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	100,000	103,250
a	Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	100,000	91,750
a	Platform Specialty Products Corp., senior note, 144A, 5.875%, 12/01/25	United States	100,000	99,177
a	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	100,000	99,625
a	Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	100,000	102,250
	Steel Dynamics Inc., senior bond, 5.00%, 12/15/26	United States	100,000	99,750
a	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	100,000	103,250

				1,499,297

	Media & Entertainment 10.8%
a	Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	200,000	195,000
	AMC Entertainment Holdings Inc., senior sub. note, 5.875%, 11/15/26	United States	100,000	96,000
	AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	100,000	98,750
	CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 5.125%, 2/15/23	United States	100,000	100,625
	Clear Channel Worldwide Holdings Inc., senior note, 6.50%, 11/15/22	United States	100,000	102,250

22	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Media & Entertainment (continued)
a	CSC Holdings LLC, senior bond, 144A, 6.625%, 10/15/25	United States	$200,000	$211,250
	DISH DBS Corp., senior bond, 5.875%, 7/15/22	United States	100,000	97,981
a	Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	100,000	95,750
a	WMG Acquisition Corp., secured note, first lien, 144A, 5.00%, 8/01/23	United States	100,000	100,375

				1,097,981

	Pharmaceuticals, Biotechnology & Life Sciences 4.0%
a	Bausch Health Companies Inc., senior note, 144A, 5.875%, 5/15/23	Canada	100,000	97,875
a,b	Eagle Holding Co. II LLC, senior note, 144A, PIK, 7.625%, 5/15/22	United States	100,000	101,500
	Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	200,000	205,000

				404,375

	Real Estate 3.0%
	CyrusOne LP / CyrusOne Finance Corp., senior note, 5.00%, 3/15/24	United States	100,000	102,125
	Equinix Inc., senior bond, 5.75%, 1/01/25	United States	100,000	103,500
	MPT Operating Partnership LP / MPT Finance Corp., senior bond, 5.25%, 8/01/26	United States	100,000	99,875

				305,500

	Retailing 2.0%
	Netflix Inc., senior bond, 5.875%, 2/15/25	United States	100,000	103,625
a	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	100,000	101,500

				205,125

	Semiconductors & Semiconductor Equipment 1.0%
a	Qorvo Inc., senior note, 144A, 5.50%, 7/15/26	United States	100,000	102,000

	Software & Services 2.0%
a	First Data Corp., secured note, second lien, 144A, 5.75%, 1/15/24	United States	100,000	102,000
a	Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	100,000	99,195

				201,195

	Technology Hardware & Equipment 4.0%
a	CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	100,000	103,500
a	Dell International LLC / EMC Corp., senior note, 144A, 7.125%, 6/15/24	United States	100,000	107,288
a	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., senior note, 144A, 6.75%, 6/01/25	United States	100,000	97,500
	Western Digital Corp., senior note, 4.75%, 2/15/26	United States	100,000	96,895

				405,183

	Telecommunication Services 3.1%
a	Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	100,000	103,000
	Sprint Corp., senior note, 7.625%, 2/15/25	United States	100,000	106,300
	T-Mobile USA Inc., senior note, 5.125%, 4/15/25	United States	100,000	101,000

				310,300

	Utilities 2.6%
	Calpine Corp., senior note, 5.375%, 1/15/23	United States	100,000	94,875
	Clearway Energy Operating LLC, senior bond, 5.00%, 9/15/26	United States	100,000	96,250
	Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	100,000	77,000

				268,125

	Total Investments before Short Term Investments (Cost $9,878,740)			9,965,249

libertyshares.com	Semiannual Report	23

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Short-Term Investments 1.3%
	U.S. Government & Agency Securities (Cost $130,000) 1.3%
c	FHLB, 10/01/18	United States	$130,000	$130,000

	Total Investments (Cost $10,008,740) 99.6%			10,095,249
	Other Assets, less Liabilities 0.4%			38,335

	Net Assets 100.0%			$10,133,584

See Abbreviations on page 42.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $5,756,233, representing 56.8% of net assets.

bIncome may be received in additional securities and/or cash.

cThe security was issued on a discount basis with no stated coupon rate.

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty International Aggregate Bond ETF

Period Ended September 30, 2018[a] (unaudited)
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.00

Income from investment operations[b]:

Net investment income[c]	0.15

Net realized and unrealized gains (losses)	(0.63)

Total from investment operations	(0.48)

Less distributions from net investment income	(0.14)

Net asset value, end of period	$24.38

Total return[d]	(1.92)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.07%

Expenses net of waiver and payments by affiliates	0.35%

Net investment income	1.86%

Supplemental data

Net assets, end of period (000’s)	$4,876

Portfolio turnover rate[f]	36.04%

aFor the period May 30, 2018 (commencement of operations) to September 30, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin Liberty International Aggregate Bond ETF

		Principal Amount*			Value
	Foreign Government and Agency Securities 72.3%
	Australia 8.5%
a	New South Wales Treasury Corp., senior bond, Reg S, 3.00%, 5/20/27	140,000		AUD	$101,542
	Queensland Treasury Corp., [a] senior bond, Reg S, 3.25%, 7/21/26	140,000		AUD	103,129
	[a] senior bond, Reg S, 5.75%, 7/22/24	130,000		AUD	109,335
	Western Australian Treasury Corp., senior note, 26, 3.00%, 10/21/26	140,000		AUD	100,844

					414,850

	Canada 5.2%
	Government of Canada, 2.75%, 6/01/22	320,000		CAD	251,776

	France 4.4%
	Government of France, [a] Reg S, 1.00%, 5/25/19	80,000		EUR	93,823
	[a] Reg S, 1.00%, 11/25/25	100,000		EUR	121,171

					214,994

	Germany 5.2%
	Government of Germany, [a] Reg S, 1.50%, 2/15/23	60,000		EUR	74,889
	[a] Reg S, 3.25%, 7/04/21	60,000		EUR	76,815
	KFW, senior note, 2.05%, 2/16/26	10,000,000		JPY	101,487

					253,191

	Indonesia 3.2%
	Indonesia Treasury Bond, senior bond, 8.25%, 5/15/36	2,400,000,000		IDR	157,474

	Italy 5.7%
	Italy Treasury Bond, senior bond, 1.25%, 12/01/26	150,000		EUR	154,604
	senior bond, 4.25%, 9/01/19	55,000		EUR	65,932
	senior bond, 5.50%, 9/01/22	45,000		EUR	58,810

					279,346

	Japan 11.8%
	Development Bank of Japan, Inc., senior bond, 2.30%, 3/19/26	20,000,000		JPY	203,747
	Government of Japan, senior bond, 1.00%, 12/20/35	30,000,000		JPY	285,079
	senior note, 121, 0.10%, 9/20/19	10,000,000		JPY	88,207

					577,033

	Mexico 6.3%
	Mexican Bonos, M, 7.50%, 6/03/27	36,000	[b]	MXN	187,335
	M, 10.00%, 12/05/24	20,000	[b]	MXN	118,555

					305,890

	Poland 4.8%
	Government of Poland, 2.50%, 7/25/27	400,000		PLN	102,805
	5.75%, 4/25/29	400,000		PLN	133,568

					236,373

	South Africa 2.4%
	Government of South Africa, senior bond, 7.00%, 2/28/31	2,000,000		ZAR	116,206

	Spain 7.8%
	Government of Spain, [a] Reg S, 2.35%, 7/30/33	96,000		EUR	116,902
	[a] senior bond, Reg S, 5.15%, 10/31/28	80,000		EUR	124,496
	senior note, 0.45%, 10/31/22	120,000		EUR	140,083

					381,481

26	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty International Aggregate Bond ETF (continued)

		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
c	Supranational 7.0%
	Asian Development Bank, senior bond, 339-00-1, 2.35%, 6/21/27	10,000,000	JPY	$105,503
a	European Investment Bank, senior bond, Reg S, 1.90%, 1/26/26	10,000,000	JPY	100,324
	International Finance Corp., senior note, 8.00%, 7/27/27	2,000,000	ZAR	133,261

				339,088

	Total Foreign Government and Agency Securities (Cost $3,621,388)			3,527,702

	Quasi-Sovereign and Corporate Bonds 9.9%
	Belgium 1.5%
a	Anheuser-Busch InBev SA/NV, senior note, Reg S, 1.50%, 3/17/25	60,000	EUR	71,895

	Czech Republic 2.4%
a	Energo-Pro AS, senior note, Reg S, 4.00%, 12/07/22	100,000	EUR	115,404

	Guernsey 2.4%
a	Globalworth Real Estate Investments Ltd, senior note, Reg S, 3.00%, 3/29/25	100,000	EUR	117,087

	Luxembourg 2.2%
a	Aroundtown SA, senior note, Reg S, 1.625%, 1/31/28	100,000	EUR	106,785

	Netherlands 1.4%
a	BMW Finance NV, senior note, Reg S, 0.75%, 4/15/24	60,000	EUR	69,316

	Total Quasi-Sovereign and Corporate Bonds (Cost $484,707)			480,487

	Total Investments before Short Term Investments (Cost $4,106,095)			4,008,189

	Short-Term Investments 11.7%
	U.S. Government & Agency Securities (Cost $570,000) 11.7%
d	FHLB, 10/01/18	570,000		570,000

	Total Investments (Cost $4,676,095) 93.9%			4,578,189
	Other Assets, less Liabilities 6.1%			297,618

	Net Assets 100.0%			$4,875,807

See Abbreviations on page 42.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $1,502,913, representing 30.8% of net assets.

bPrincipal amount is stated in 100 Mexican Peso Units.

cA supranational organization is an entity formed by two or more central governments through international treaties.

dThe security was issued on a discount basis with no stated coupon rate.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Senior Loan ETF

Period Ended September 30, 2018[a] (unaudited)
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.00

Income from investment operations[b]:

Net investment income[c]	0.30

Net realized and unrealized gains (losses)	0.17

Total from investment operations	0.47

Less distributions from net investment income	(0.27)

Net asset value, end of period	$25.20

Total return[d]	1.87%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.96%

Expenses net of waiver and payments by affiliates	0.45%

Net investment income	3.55%

Supplemental data

Net assets, end of period (000’s)	$30,235

Portfolio turnover rate[f]	0.83%

aFor the period May 30, 2018 (commencement of operations) to September 30, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods of less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

28	Semiannual Report | The accompanying notes are an integral part of these financial statements.	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, September 30, 2018 (unaudited)

Franklin Liberty Senior Loan ETF

		Country	Principal Amount*	Value
a	Senior Floating Rate Interests 83.8%
	Airlines 2.0%
	American Airlines, Inc., 2018 Replacement Term Loans B, 3.98%, (1-month USD LIBOR + 1.75%), 6/27/25	United States	$610,000	$599,706

	Application Software 1.6%
b,c	SS&C European Holdings S.A.R.L., Term B-4 Loans, TBD, 4/16/25	Luxembourg	140,029	140,302
b,c	SS&C Technologies Inc., Term B-3 Loans, TBD, 4/16/25	United States	357,616	358,314

				498,616

	Broadcasting 2.8%
	Sinclair Television Group Inc., Tranche B Term Loans, 4.50%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	835,747	839,665

	Cable & Satellite 4.6%
	Charter Communications Operating, LLC, Term B Loan, 4.25%, (1-month USD LIBOR + 2.00%), 4/30/25	United States	646,742	648,396
	CSC Holdings, LLC, March 2017 Incremental Term Loans, 4.408%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	738,131	738,900

				1,387,296

	Casinos & Gaming 6.7%
	Aristocrat Technologies Inc., Term B-3 Loans, 4.098%, (3-month USD LIBOR + 1.75%), 10/19/24	Australia	659,362	659,552
	Caesars Resort Collection LLC/CRC Finco Inc., Term B Loans, 4.992%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	835,789	841,237
	Las Vegas Sands LLC, Term B Loans, 3.992%, (1-month USD LIBOR + 1.75%), 3/27/25	United States	517,400	517,577

				2,018,366

	Catalog Retail 2.1%
	Harbor Freight Tools USA Inc., Refinancing Loans, 4.742%, (1-month USD LIBOR + 2.50%), 8/18/23	United States	641,834	643,127

	Data Processing & Outsourced Services 1.6%
	First Data Corp., Term A Loan, 3.819%, (1-month USD LIBOR + 1.75%), 6/02/20	United States	476,933	477,759

	Diversified Support Services 5.3%
	Aramark Services Inc., Term B-3 Loan, 4.084%, (3-month USD LIBOR + 1.750%), 3/11/25	United States	607,750	609,725
	Asurion LLC, Replacement B-6 Term Loans, 5.242%, (1-month USD LIBOR + 3.00%), 11/03/23	United States	974,940	982,963

				1,592,688

	Food Distributors 1.7%
b	US Foods Inc., First Lien Term Loan, 4.242%, (1-month USD LIBOR + 2.00%), 6/27/23	United States	523,346	525,636

	Health Care Distributors 1.3%
	Mallinckrodt International Finance SA/CB LLC, Extended Term Loan B, 5.136%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	397,980	396,073

	Health Care Facilities 1.7%
	HCA Inc., Term Loan B11, 3.992%, (1-month USD LIBOR + 1.75%), 3/18/23	United States	517,400	521,927

	Health Care Services 7.0%
	Air Medical Group Holdings Inc., 2018 New Term Loans, 6.415%, (1-month USD LIBOR + 4.25%), 3/14/25	United States	1,104,436	1,100,886
	Envision Healthcare Corp., Initial Term Loans, 5.25%, (1-month USD LIBOR + 3.00%), 12/01/23	United States	1,010,000	1,011,257

				2,112,143

libertyshares.com	Semiannual Report	29

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
a	Senior Floating Rate Interests (continued)
	Hotels, Resorts & Cruise Lines 2.2%
	Hilton Worldwide Finance LLC, Series B-2 Term Loans, 3.966%, (1-month USD LIBOR + 1.75%), 10/25/23	United States	$650,000	$653,252

	Independent Power Producers & Energy Traders 2.6%
	NRG Energy Inc., Term Loan B, 4.136%, (3-month USD LIBOR + 1.75%), 6/30/23	United States	776,031	777,443

	Internet Services & Infrastructure 5.0%
	Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.492%, (1-month USD LIBOR + 2.25%), 2/15/24	United States	716,369	719,887
	Rackspace Hosting Inc., Term B Loans, 5.348%, (3-month USD LIBOR + 3.00%), 11/03/23	United States	803,879	794,691

				1,514,578

	Metal & Glass Containers 1.9%
	Berry Global Inc., Term Loan Q, 4.186%, (3-month USD LIBOR + 2.00%), 10/01/22	United States	587,840	589,330

	Packaged Foods & Meats 5.6%
	JBS USA LUX SA, New Initial Term Loans, 4.837%, (3-month USD LIBOR + 2.50%), 10/30/22	United States	875,556	878,292
	Post Holdings Inc., Series A Incremental Term Loans, 4.22%, (1-month USD LIBOR + 2.00%), 5/24/24	United States	805,919	807,027

				1,685,319

	Paper Packaging 2.0%
	Reynolds Group Holdings Inc, Term B Loans, 4.992%, (1-month USD LIBOR + 2.750%), 2/05/23	United States	599,492	602,906

	Pharmaceuticals 8.8%
	Bausch Health Companies. Inc., Initial Term Loans, 5.081%, (1-month USD LIBOR + 3.00%), 6/01/25	Canada	828,750	833,930
	Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.50%, (1-month USD LIBOR + 4.25%), 4/29/24	Luxembourg	1,094,458	1,104,035
	Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.417%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	716,364	720,841

				2,658,806

	Research & Consulting Services 2.6%
	Nielsen Finance LLC, Class B-4 Term Loans, 4.133%, (1-month USD LIBOR + 2.00%), 10/04/23	United States	778,030	778,128

	Security & Alarm Services 2.3%
	Prime Security Services Borrower LLC, Term B-1 Loans, 4.992%, (1-month USD LIBOR + 2.75%), 5/02/22	United States	706,423	710,642

	Specialized Consumer Services 0.9%
	Sabre GLBL Inc., 2018 Other Term B Loans, 4.242%, (1-month USD LIBOR + 2.00%), 2/22/24	United States	268,647	269,766

	Specialized Finance 1.5%
	Trans Union LLC, Term A-2 Facility, 3.992%, (1-month USD LIBOR + 1.75%), 8/09/22	United States	450,921	450,545

	Specialty Chemicals 2.1%
	Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.136%, (3-month USD LIBOR + 1.75%), 6/01/24	Netherlands	646,750	648,771

	Specialty Stores 3.0%
	Michaels Stores Inc., 2018 New Replacement Term B Loan, 4.742%, (1-month USD LIBOR + 2.50%), 1/28/23	United States	907,725	906,023

30	Semiannual Report	libertyshares.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
a	Senior Floating Rate Interests (continued)
	Technology Hardware, Storage & Peripherals 2.5%
	Western Digital Corp., US Term B-4 Loan, 3.992%, (1-month USD LIBOR + 1.75%), 4/29/23	United States	$746,250	$748,579

	Trading Companies & Distributors 2.4%
b	Univar USA Inc., Term B-3 Loans, 4.492%, (1-month USD LIBOR + 2.25%), 7/01/24	United States	725,108	727,726

	Total Floating Rate Loans (Cost $25,319,164)			25,334,816

	Asset-Backed Securities 3.3%
d,e	LCM XVIII LP, 2018A, CR, 144A, FRN, 4.089%	United States	1,000,000	993,750

	Total Investments before Short Term Investments (Cost $26,316,039)			26,328,566

	Short-Term Investments 18.5%
	U.S. Government & Agency Securities (Cost $5,590,000) 18.5%
f	FHLB,10/01/18	United States	5,590,000	5,590,000

	Total Investments (Cost $31,906,039) 105.6%			31,918,566
	Other Assets, less Liabilities (5.6)%			(1,683,410)

	Net Assets 100.0%			$30,235,156

See Abbreviations on page 42.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aThe coupon rate shown represents the rate at period end.

bA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).

cA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the value of this security was $993,750, representing 3.3% of net assets.

eThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

fThe security was issued on a discount basis with no stated coupon rate.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2018 (unaudited)

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$10,008,740	$4,676,095	$31,906,039

Value – Unaffiliated issuers	$10,095,249	$4,578,189	$31,918,566
Cash	—	85,579	855,003
Foreign currency, at value (cost $–, $180,546 and $–, respectively)	—	179,286	—
Receivables:
Investment securities sold	117,417	—	105,889
Interest	177,019	43,442	98,548
Affiliates	4,280	21,094	—

Total assets	10,393,965	4,907,590	32,978,006

Liabilities:
Payables:
Investment securities purchased	100,000	—	2,639,316
Management fees	—	—	2,738
Transfer agent fees	5,242	5,242	5,242
Trustees’ fees and expenses	49	227	49
Distributions to shareholders	44,606	9,312	80,122
Custodian fees	2,991	3,250	1,579
Professional fees	11,277	11,276	11,277
Reports to shareholders	2,527	2,476	2,527
Funds advanced by custodian	93,689	—	—

Total liabilities	260,381	31,783	2,742,850

Net assets, at value	$10,133,584	$4,875,807	$30,235,156

Net assets consist of:
Paid-in capital	$10,035,000	$5,005,000	$30,213,729
Total distributable earnings (loss)	98,584	(129,193)	21,427

Net assets, at value	$10,133,584	$4,875,807	$30,235,156

Shares outstanding	400,000	200,000	1,200,000

Net asset value per share	$25.33	$24.38	$25.20

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2018a (unaudited)

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
Investment income:
Interest: (net of foreign taxes)[b]
Unaffiliated issuers	$206,184	$36,807	$324,976

Expenses:
Management fees (Note 3a)	21,284	7,484	52,869
Transfer agent fees	5,242	5,242	5,242
Custodian fees	2,991	3,250	1,579
Reports to shareholders	2,823	2,823	2,823
Professional fees	12,099	12,098	12,098
Trustees’ fees and expenses	403	403	403
Other	2,935	3,099	2,935

Total expenses	47,777	34,399	77,949
Expenses waived/paid by affiliates (Note 3c)	(34,155)	(28,578)	(41,348)

Net expenses	13,622	5,821	36,601

Net investment income	192,562	30,986	288,375

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	11,479	(1,426)	(450)
Foreign currency transactions	—	(31,362)	—

Net realized gain (loss)	11,479	(32,788)	(450)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	86,509	(97,906)	12,527
Translation of other assets and liabilities denominated in foreign currencies	—	(1,306)	—

Net change in unrealized appreciation (depreciation)	86,509	(99,212)	12,527

Net realized and unrealized gain (loss)	97,988	(132,000)	12,077

Net increase (decrease) in net assets resulting from operations	$290,550	$(101,014)	$300,452

aFor the period May 30, 2018 (commencement of operations) to September 30, 2018.

[b]Foreign taxes withheld on interest	$—	$1,041	$—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
	Period Ended September 30, 2018[a] (unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$192,562	$30,986	$288,375
Net realized gain (loss)	11,479	(32,788)	(450)
Net change in unrealized appreciation (depreciation)	86,509	(99,212)	12,527

Net increase (decrease) in net assets resulting from operations	290,550	(101,014)	300,452

Distributions to shareholders	(191,966)	(28,179)	(279,025)

Capital share transactions: (Note 2)	10,035,000	5,005,000	30,213,729

Net increase (decrease) in net assets	10,133,584	4,875,807	30,235,156
Net assets:
Beginning of period	—	—	—

End of period	$10,133,584	$4,875,807	$30,235,156

aFor the period May 30, 2018 (commencement of operations) to September 30, 2018.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of thirty-five separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index. Effective May 30, 2018, the Trust began offering shares of Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF and Franklin Liberty Senior Loan ETF.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

b. Foreign Currency Translation (continued)

securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

Certain or all Funds purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.

d. Senior Floating Rate Interests

Certain or all Funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable, but may be subject to certain restrictions on resale.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in sub sequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). For the period ended September 30, 2018, all Creation Unit transactions were made in cash.

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty High Yield Corporate ETF		Franklin Liberty International Aggregate Bond ETF
	Shares	Amount	Shares	Amount

Period ended September 30, 2018[a]
Shares sold	400,000	$10,035,000	200,000	$5,005,000

	Franklin Liberty Senior Loan ETF
	Shares	Amount

Period ended September 30, 2018[a]
Shares sold	1,200,000	$30,213,729

aFor the period May 30, 2018 (commencement of operations) to September 30, 2018.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

Franklin Liberty High Yield Corporate ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

Franklin Liberty International Aggregate Bond ETF pays an investment management fee to FTIML based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.450%	Up to and including $1 billion
0.400%	Over $1 billion, up to and including $5 billion
0.350%	Over $5 billion, up to and including $10 billion
0.345%	Over $10 billion, up to and including $15 billion
0.340%	Over $15 billion, up to and including $20 billion
0.335%	In excess of $20 billion

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Senior Loan ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $500 million
0.550%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $1.5 billion
0.450%	Over $1.5 billion, up to and including $6.5 billion
0.425%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

For the period ended September 30, 2018, each Fund’s annualized gross effective investment management fee rate based on average daily net assets was as follows:

Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
0.625%	0.450%	0.650%

b. Administrative Fees

Under an agreement with Advisers and FTIML, FT Services provides administrative services to the Funds. The fee is paid by Advisers and FTIML based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty High Yield Corporate ETF and Franklin Liberty Senior Loan ETF so that the expenses (including acquired fund fees and expenses) for each of the Funds do not exceed 0.40% and 0.45%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2019. FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty International Aggregate Bond ETF so that the expenses (including acquired fund fees and expenses) of the Fund do not exceed 0.35% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

d. Other Affiliated Transactions

At September 30, 2018, the shares of the Funds were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin Liberty High Yield Corporate ETF
Franklin Resources Inc.	200,000	50.0%

Franklin Liberty International Aggregate Bond ETF
Franklin Balanced Fund	110,000	55.0%

Franklin Liberty Senior Loan ETF
Franklin Floating Rate Master Trust	298,000	24.8%
Franklin Total Return Fund	299,900	25.0%

Total	597,900	49.8%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

At September 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
Cost of investments	$10,013,814	$4,685,823	$31,908,803

Unrealized appreciation	$111,551	$26,617	$45,510
Unrealized depreciation	(30,116)	(134,251)	(35,747)

Net unrealized appreciation (depreciation)	$81,435	$(107,634)	$9,763

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2018, were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
Purchases	$10,299,145	$5,258,069	$26,493,506
Sales	$433,880	$1,217,388	$175,188

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Credit Risk

At September 30, 2018, Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, and Franklin Liberty Senior Loan ETF had 98.0%, 8.7%, and 88.0%, respectively, of their portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2018, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on

Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio		Currency
FHLB	Federal Home Loan Bank	AUD	Australian Dollar
FRN	Floating Rate Note	CAD	Canadian Dollar
LIBOR	London InterBank Offered	EUR	Euro
PIK	Payment-In-Kind	JPY	Japanese Yen
TBD	To Be Determined	IDR	Indonesian Rupiah
		MXN	Mexican Peso
		PLN	Polish Zloty
		USD	United States Dollar
		ZAR	South African Rand

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Liberty High Yield Corporate ETF

Franklin Liberty International Aggregate Bond ETF

Franklin Liberty Senior Loan ETF

(each a Fund)

At an in-person meeting held on April 9, 2018 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (FAI) and the Trust, on behalf of the Franklin Liberty High Yield Corporate ETF and the Franklin Liberty Senior Loan ETF, and an investment management agreement between Franklin Templeton Investment Management Limited (FTIML) and the Trust, on behalf of the Franklin Liberty International Aggregate Bond ETF (each a Management Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAI and FTIML are each referred to herein as a Manager.

In considering the approval of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by each Manager; (ii) the costs of the services to be provided by each Manager; and (iii) the extent to which economies of scale may be realized as each Fund grows. The Board also reviewed and considered the form of Management Agreement and the terms of each Management Agreement which were explained at the Meeting, noting that the form of Management Agreement was substantially the same as the standard forms of investment management agreement (that include administration services) for the other funds in the Franklin Templeton family of funds, including the other series of the Trust.

In approving each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the proposed Management Agreement are fair and reasonable and that such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the Funds’ proposed investment goals and each Manager’s proposed investment strategies and ability to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of each Fund; each Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the Franklin Templeton family of funds; each Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of each Manager; and each Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by each Manager and its affiliates to the Funds and their shareholders.

FUND PERFORMANCE. The Board noted that, as the Funds had not yet commenced investment operations, there was no investment performance for the Funds. The Board considered the proposed performance benchmarks for the Funds and how such benchmarks would be utilized to measure performance of each Manager.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding the proposed investment management fee to be charged to each Fund by its Manager. In particular, the Board considered information relating to proposed fees and expenses for the Funds, including comparative data provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent organization, which compared the Funds’ proposed fees and expenses with those of

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

other funds deemed comparable to the Funds as selected by Broadridge (“Comparable Funds”). The Board noted that for each Fund the contractual management fee and net expenses would be below the median of the fee and expenses of the Comparable Funds. The Board concluded that the proposed investment management fee for each Fund is reasonable. In doing so, the Board noted that each Fund’s net expenses reflected a proposed fee waiver from management.

The Board then noted that each Manager (and its affiliates) could not report any financial results from their relationships with the Funds because the Funds had not yet commenced investment operations, and thus, the Board could not evaluate each Manager’s (or its affiliates’) profitability with respect to the Funds.

ECONOMIES OF SCALE. The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s investment management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board also considered the Managers’ view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments a Manager incurs across the Franklin Templeton family of funds as a whole. The Board noted that it is not anticipated that the Funds will generate significant, if any, profit for a Manager and/or its affiliates for some time.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Management Agreement for each Fund for an initial two-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at libertyshares.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention:

Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at libertyshares.com.

44	Semiannual Report	libertyshares.com

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Semiannual Report
Franklin Templeton ETF Trust
Investment Managers Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171

© 2018 Franklin Templeton Investments. All rights reserved.	ETF6 S 11/18

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle

 Chief Executive Officer – Finance and Administration

Date November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle

 Chief Executive Officer – Finance and Administration

Date November 27, 2018

By	/s/ GASTON GARDEY
Gaston Gardey

 Chief Financial Officer and Chief Accounting Officer

Date November 27, 2018